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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08319

Voya Partners, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Bond Portfolio

Voya Index Solution Income Portfolio

Voya Index Solution 2020 Portfolio

Voya Index Solution 2025 Portfolio

Voya Index Solution 2030 Portfolio

Voya Index Solution 2035 Portfolio

Voya Index Solution 2040 Portfolio

Voya Index Solution 2045 Portfolio

Voya Index Solution 2050 Portfolio

Voya Index Solution 2055 Portfolio

Voya Index Solution 2060 Portfolio

Voya Solution Aggressive Portfolio

Voya Solution Balanced Portfolio

Voya Solution Conservative Portfolio

Voya Solution Income Portfolio

Voya Solution Moderately Aggressive Portfolio

Voya Solution Moderately Conservative Portfolio

Voya Solution 2020 Portfolio

Voya Solution 2025 Portfolio

Voya Solution 2030 Portfolio

Voya Solution 2035 Portfolio

Voya Solution 2040 Portfolio

Voya Solution 2045 Portfolio

Voya Solution 2050 Portfolio

Voya Solution 2055 Portfolio

Voya Solution 2060 Portfolio

VY® American Century Small-Mid Cap Value Portfolio

VY® Baron Growth Portfolio

VY® Columbia Contrarian Core Portfolio

VY® Columbia Small Cap Value II Portfolio

VY® Fidelity® VIP Contrafund® Portfolio

VY® Fidelity® VIP Equity-Income Portfolio

VY® Fidelity® VIP Mid Cap Portfolio

VY® Invesco Comstock Portfolio

VY® Invesco Equity and Income Portfolio

VY® JPMorgan Mid Cap Value Portfolio

VY® Oppenheimer Global Portfolio

VY® Pioneer High Yield Portfolio

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

VY® T. Rowe Price Growth Equity Portfolio

VY® Templeton Foreign Equity Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of September 30, 2015 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 24.0%
			Australia: 0.3%
	703,000		BHP Billiton Finance USA Ltd, 5.000%, 09/30/43	$714,138	0.3

			Canada: 0.2%
	402,000		Goldcorp, Inc., 3.700%, 03/15/23	376,251	0.2

			China: 0.2%
	601,000	#	Alibaba Group Holding Ltd., 3.600%, 11/28/24	562,572	0.2

			France: 0.6%
	294,000		BPCE SA, 2.500%, 12/10/18	299,475	0.1
	287,000	#	BPCE SA, 5.150%, 07/21/24	292,323	0.1
	940,000	#	Numericable Group SA, 6.000%, 05/15/22	908,275	0.4
				1,500,073	0.6

			Germany: 0.3%
	730,000		Deutsche Bank AG/London, 1.875%, 02/13/18	727,986	0.3

			Guernsey: 0.3%
	716,000	#	Credit Suisse Group Funding Guernsey Ltd., 2.750%, 03/26/20	714,795	0.3

			Italy: 0.1%
	286,000		Intesa Sanpaolo SpA, 3.875%, 01/15/19	296,645	0.1

			Japan: 0.4%
	790,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd/The, 2.300%, 03/05/20	786,437	0.3
	200,000	#	Mizuho Bank Ltd., 3.200%, 03/26/25	196,352	0.1
				982,789	0.4

			Luxembourg: 0.3%
	690,000		Actavis Funding SCS, 2.350%, 03/12/18	693,154	0.3

			Mexico: 0.0%
MXN	1,007,437	±	Banco Invex S.A., 6.450%, 03/13/34	–	–
MXN	202,665		JPMorgan Hipotecaria su Casita, 6.100%, 09/25/35	13,571	0.0
				13,571	0.0

			Netherlands: 0.8%
	200,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	206,500	0.1
	269,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.500%, 01/11/21	297,071	0.1
	690,000		Shell International Finance BV, 3.250%, 05/11/25	684,003	0.3
	800,000	#	Siemens Financieringsmaatschappij NV, 2.900%, 05/27/22	804,520	0.3
				1,992,094	0.8

			Norway: 0.1%
	380,000		Statoil ASA, 2.450%, 01/17/23	362,990	0.1

			Sweden: 0.4%
	298,000	#,L	Nordea Bank AB, 5.500%, 09/29/49	291,423	0.1
	670,000	#	Swedbank AB, 2.200%, 03/04/20	669,128	0.3
				960,551	0.4

			Switzerland: 0.3%
	400,000	#	Credit Suisse AG, 6.500%, 08/08/23	431,750	0.2
	250,000		UBS AG/Stamford CT, 7.625%, 08/17/22	288,045	0.1
				719,795	0.3

			United Kingdom: 0.5%
	1,002,000		Abbey National Treasury Services PLC/London, 2.375%, 03/16/20	1,007,539	0.4
	265,000	#	Barclays Bank PLC, 6.050%, 12/04/17	286,876	0.1
				1,294,415	0.5

			United States: 19.2%
	475,000		21st Century Fox America, Inc., 4.500%, 02/15/21	514,169	0.2
	422,000		21st Century Fox America, Inc., 5.400%, 10/01/43	448,956	0.2
	690,000		AbbVie, Inc., 2.500%, 05/14/20	686,979	0.3
	447,000		Air Lease Corp., 4.250%, 09/15/24	439,177	0.2
	80,000		Albemarle Corp., 3.000%, 12/01/19	80,430	0.0
	570,000	#	Alliance Data Systems Corp., 5.375%, 08/01/22	557,175	0.2
	421,000		American Tower Corp., 5.000%, 02/15/24	443,240	0.2
	638,000		Amsurg Corp., 5.625%, 07/15/22	639,595	0.3
	1,050,000		Apple Inc., 1.000%, 05/03/18	1,045,566	0.4
	710,000		Apple, Inc., 3.200%, 05/13/25	715,553	0.3
	330,000		AT&T, Inc., 3.000%, 06/30/22	322,474	0.1
	368,000		Bank of America Corp., 3.300%, 01/11/23	366,378	0.1
	458,000		Bank of America Corp., 4.100%, 07/24/23	476,819	0.2
	309,000		Bank of America Corp., 4.000%, 04/01/24	318,748	0.1
	1,309,000		Barrick North America Finance LLC, 5.750%, 05/01/43	1,118,736	0.4

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
540,000	#	Calpine Corp., 6.000%, 01/15/22	$562,275	0.2
490,000		CBRE Services, Inc., 5.250%, 03/15/25	497,856	0.2
267,000		CBS Corp., 3.700%, 08/15/24	262,179	0.1
689,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	637,325	0.3
528,000	#	CCO Safari II LLC, 4.464%, 07/23/22	528,602	0.2
621,000		Celgene Corp., 4.000%, 08/15/23	639,838	0.3
382,000		Citigroup, Inc., 4.000%, 08/05/24	378,769	0.2
469,000		Citigroup, Inc., 5.500%, 09/13/25	512,977	0.2
758,000		Citizens Bank NA/Providence RI, 2.450%, 12/04/19	757,307	0.3
262,000		ConocoPhillips Co., 3.350%, 11/15/24	256,356	0.1
262,000		ConocoPhillips Co., 4.300%, 11/15/44	248,791	0.1
562,000	#	COX Communications, Inc., 2.950%, 06/30/23	514,230	0.2
869,000		CVS Health Corp., 2.800%, 07/20/20	883,941	0.4
985,000		Devon Energy Corp., 5.600%, 07/15/41	940,864	0.4
372,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	350,969	0.1
442,000		Discover Bank/Greenwood DE, 7.000%, 04/15/20	512,982	0.2
310,000		Eastman Chemical Co., 2.700%, 01/15/20	310,049	0.1
680,000		Eaton Corp., 4.150%, 11/02/42	630,554	0.3
585,000		eBay, Inc., 2.600%, 07/15/22	541,693	0.2
326,000		Emerson Electric Co., 2.625%, 12/01/21	329,741	0.1
1,026,000		Energy Transfer Partners L.P., 4.900%, 02/01/24	980,197	0.4
625,000		Entergy Corp., 5.125%, 09/15/20	674,435	0.3
539,000		Fifth Third Bancorp., 8.250%, 03/01/38	785,061	0.3
532,000		FirstEnergy Corp., 4.250%, 03/15/23	535,778	0.2
478,000		General Dynamics Corp., 2.250%, 11/15/22	459,057	0.2
715,000		General Electric Capital Corp., 6.750%, 03/15/32	967,640	0.4
248,000		General Motors Financial Co., Inc., 4.300%, 07/13/25	240,491	0.1
386,000	#	Glencore Funding LLC, 2.500%, 01/15/19	329,315	0.1
289,000		Goldman Sachs Group, Inc., 4.800%, 07/08/44	293,813	0.1
627,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	699,844	0.3
605,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	781,391	0.3
721,000		HCP, Inc., 4.250%, 11/15/23	727,107	0.3
292,000		Hewlett-Packard Co., 2.600%, 09/15/17	296,472	0.1
540,000	#	HJ Heinz Co., 3.950%, 07/15/25	553,844	0.2
258,000		HP Enterprise Co., 2.479%, 10/05/17	257,856	0.1
194,000		HP Enterprise Co., 2.895%, 10/05/18	193,752	0.1
294,000		Huntington Bancshares, Inc./OH, 2.600%, 08/02/18	297,303	0.1
1,165,000		Indiana Michigan Power, 7.000%, 03/15/19	1,348,307	0.5
570,000	#	JBS USA LLC / JBS USA Finance, Inc., 5.875%, 07/15/24	535,800	0.2
810,000		Jefferson Smurfit Escrow	–	–
245,000		Jefferson Smurfit Escrow	–	–
430,000	#	JM Smucker Co, 3.000%, 03/15/22	429,569	0.2
362,000		JPMorgan Chase & Co., 1.625%, 05/15/18	359,921	0.1
478,000		JPMorgan Chase & Co., 6.000%, 12/29/49	471,726	0.2
53	#	Kern River Funding Corp., 4.893%, 04/30/18	55	0.0
222,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24	202,195	0.1
476,000		Kohl's Corp., 4.750%, 12/15/23	505,966	0.2
375,000		Medtronic, Inc., 3.150%, 03/15/22	380,733	0.2
393,000		Medtronic, Inc., 3.500%, 03/15/25	401,648	0.2
372,000		Morgan Stanley, 3.750%, 02/25/23	380,555	0.2
587,000		Morgan Stanley, 3.875%, 04/29/24	600,452	0.2
618,000		Morgan Stanley, 4.100%, 05/22/23	629,007	0.2
240,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	251,700	0.1
1,048,000		Mylan, Inc./PA, 2.600%, 06/24/18	1,047,758	0.4
625,000	L	Netflix, Inc., 5.750%, 03/01/24	640,625	0.3
490,000		Newell Rubbermaid, Inc., 2.875%, 12/01/19	494,819	0.2
381,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	385,417	0.2
504,000		Oracle Corp., 2.950%, 05/15/25	492,187	0.2
568,000		Philip Morris International, Inc., 4.250%, 11/10/44	550,433	0.2

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
390,000		Phillips 66, 4.875%, 11/15/44	$377,492	0.1
280,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23	259,366	0.1
280,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	272,300	0.1
339,000		Reynolds American, Inc., 6.150%, 09/15/43	386,529	0.2
470,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	495,262	0.2
585,000	#	Sanmina Corp., 4.375%, 06/01/19	589,387	0.2
130,000		Scripps Networks Interactive, Inc., 2.750%, 11/15/19	130,249	0.1
260,000		Scripps Networks Interactive, Inc., 3.900%, 11/15/24	255,721	0.1
462,000		Simon Property Group L.P., 4.250%, 10/01/44	450,030	0.2
676,000		St Jude Medical, Inc., 2.500%, 01/15/16	679,360	0.3
570,000		Starz LLC / Starz Finance Corp., 5.000%, 09/15/19	568,575	0.2
245,000		Stone Webster Escrow	–	–
130,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	118,494	0.0
445,000		Synchrony Financial, 4.250%, 08/15/24	444,325	0.2
585,000		Tenet Healthcare Corp., 6.000%, 10/01/20	618,637	0.2
340,000		Time Warner Cable, Inc., 5.875%, 11/15/40	324,810	0.1
606,000		Time Warner Cable, Inc., 6.500%, 11/15/36	706,603	0.3
505,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	520,781	0.2
337,000		Verizon Communications, Inc., 5.012%, 08/21/54	309,487	0.1
1,328,000		Verizon Communications, Inc., 5.150%, 09/15/23	1,467,486	0.6
339,000		Verizon Communications, Inc., 6.550%, 09/15/43	402,706	0.2
599,000		Wells Fargo & Co., 4.100%, 06/03/26	605,344	0.2
510,000		Xerox Corp., 2.750%, 09/01/20	493,933	0.2
			48,130,399	19.2

	Total Corporate Bonds/Notes (Cost $59,998,860)		60,042,218	24.0

COLLATERALIZED MORTGAGE OBLIGATIONS: 14.9%
		United States: 14.9%
487,784		Alternative Loan Trust 2005-51 3A2A, 1.489%, 11/20/35	432,775	0.2
129,280		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/36	110,798	0.0
451,281		American Home Mortgage Assets Trust 2006-3 2A11, 1.139%, 10/25/46	328,578	0.1
427,415		Banc of America Alternative Loan Trust 2004-1 4A1, 4.750%, 02/25/19	430,453	0.2
800,000		Banc of America Commercial Mortgage Trust 2007-3 AJ, 5.734%, 06/10/49	825,352	0.3
700,000		Banc of America Commercial Mortgage Trust 2007-3 B, 5.734%, 06/10/49	712,504	0.3
540,000		Banc of America Commercial Mortgage Trust 2007-4 AJ, 6.002%, 02/10/51	557,165	0.2
1,014,562		Banc of America Funding Corp., 5.500%, 02/25/35	1,026,882	0.4
1,130,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2004-4 G, 5.582%, 07/10/42	1,147,187	0.5
440,000		Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-6 C, 5.315%, 09/10/47	443,637	0.2
8,020,000	#,^	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/33	418,156	0.2
1,203,015		Bear Stearns ALT-A Trust 2005-10 22A1, 2.553%, 01/25/36	1,045,995	0.4
440,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6, 5.406%, 11/11/41	480,563	0.2
9,555		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR8, 4.858%, 06/11/41	9,546	0.0
500,000		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, 5.291%, 10/12/42	499,559	0.2
509,074	#	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	544,608	0.2
445,416		ChaseFlex Trust Series 2006-2 A3, 5.140%, 09/25/36	407,885	0.2
240,000	#	Citigroup Commercial Mortgage Trust 2012-GC8, 5.040%, 09/10/45	238,379	0.1
241,819		Citigroup Mortgage Loan Trust, Inc. 2005-2 1A3, 2.731%, 05/25/35	241,437	0.1
594,840		CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/36	537,609	0.2

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
680,000	#	COMM 2004-LNB2 H Mortgage Trust H, 6.269%, 03/10/39	$747,276	0.3
10,847,334	#,^	COMM 2012 - LTRT XA Mortgage Trust, 1.065%, 10/05/30	585,995	0.2
3,969,958	^	COMM 2012-CCRE1 XA Mortgage Trust, 2.277%, 05/15/45	364,083	0.1
2,965,147	^	COMM 2013-LC6 XA Mortgage Trust, 1.893%, 01/10/46	220,229	0.1
4,412,193	^	COMM 2014-CCRE17 XA Mortgage Trust, 1.356%, 05/10/47	297,904	0.1
480,000	#	Commercial Mortgage Trust 2004-GG1 F, 6.238%, 06/10/36	487,668	0.2
478,000		Commercial Mortgage Trust 2007-GG11 AJ, 6.252%, 12/10/49	491,242	0.2
380,000		Commercial Mortgage Trust, 5.289%, 07/15/44	379,742	0.1
94,547		Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.694%, 11/25/35	61,037	0.0
156,733		Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, 11/25/35	156,365	0.1
171,238		Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, 09/25/35	169,213	0.1
27,161	#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	27,170	0.0
476,320	#	Credit Suisse Mortgage Capital Certificates 2009-3R 30A1, 2.380%, 07/27/37	478,085	0.2
4,301,064	#,^	DBUBS 2011-LC1 XA Mortgage Trust, 1.528%, 11/10/46	67,288	0.0
61,481	#	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 0.694%, 01/27/37	110,777	0.0
320,000		Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 3.094%, 07/25/24	290,726	0.1
1,780,000		Fannie Mae Connecticut Avenue Securities, 5.094%, 11/25/24	1,787,705	0.7
9,324,949	^	Freddie Mac Series K704 X1, 2.123%, 08/25/18	449,173	0.2
340,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 4.944%, 10/25/24	344,233	0.1
200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M2, 2.394%, 03/25/25	200,176	0.1
220,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 3.994%, 03/25/25	213,979	0.1
180,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 4.344%, 01/25/25	179,805	0.1
1,100,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 4.744%, 10/25/24	1,102,775	0.4
44,022,750	#,^	FREMF Mortgage Trust, 0.100%, 12/25/44	219,277	0.1
130,000		GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Trust, 5.044%, 12/10/41	133,702	0.1
358,317		GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 0.404%, 04/25/36	271,487	0.1
145,734		GSR Mortgage Loan Trust, 2.726%, 09/25/35	147,372	0.1
201,900		HomeBanc Mortgage Trust 2006-2 A1, 0.374%, 12/25/36	178,990	0.1
274,557		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.404%, 04/25/46	217,676	0.1
500,000		JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP8 B, 5.520%, 05/15/45	508,335	0.2
2,760,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.443%, 12/15/47	62,735	0.0
381,620	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-LN1 H, 5.639%, 10/15/37	383,487	0.2
270,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.496%, 06/12/41	265,228	0.1
8,449,118	^	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.923%, 06/15/45	568,431	0.2
724,194		JP Morgan Mortgage Trust 2005-A4 B1, 2.509%, 07/25/35	658,286	0.3
189,859		JPMorgan Mortgage Trust, 2.635%, 07/25/35	188,619	0.1
360,000		LB-UBS Commercial Mortgage Trust 2005-C3 E, 4.983%, 07/15/40	367,601	0.1
780,000		LB-UBS Commercial Mortgage Trust 2006-C4 D, 6.049%, 06/15/38	794,724	0.3
260,000		LB-UBS Commercial Mortgage Trust 2006-C4 E, 6.049%, 06/15/38	258,892	0.1

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
			United States: (continued)
	360,000	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR14, 6.095%, 09/15/39	$366,507	0.1
	150,000	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR15, 6.095%, 09/15/39	152,060	0.1
	150,000	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR16, 6.095%, 09/15/39	150,082	0.1
	230,194		Lehman XS Trust Series 2005-5N 1A2, 0.554%, 11/25/35	186,545	0.1
	462,763		Lehman XS Trust Series 2006-14N 2A, 0.394%, 09/25/46	374,053	0.1
	201,394		MASTR Adjustable Rate Mortgages Trust, 2.701%, 04/25/36	195,100	0.1
	360,000		Merrill Lynch Mortgage Investors Trust Series 1998-C1-CTL E, 6.750%, 11/15/26	396,866	0.2
	210,000		Merrill Lynch Mortgage Trust 2006-C2 AJ, 5.802%, 08/12/43	211,606	0.1
	570,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.564%, 09/15/47	612,533	0.2
	460,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.564%, 09/15/47	487,154	0.2
	865,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.564%, 09/15/47	963,559	0.4
	382,870	#	Morgan Stanley Re-REMIC Trust 2010-C30 A3B, 5.246%, 12/17/43	382,622	0.2
	290,000	#	Morgan Stanley Re-REMIC Trust, 0.250%, 07/27/49	263,523	0.1
	435,647	#	N-Star Real Estate CDO Ltd. 2013-1A A, 2.044%, 08/25/29	435,473	0.2
	275,493		Opteum Mortgage Acceptance Corp. Trust 2006-1 1APT, 0.404%, 04/25/36	239,554	0.1
	5,135		Residential Accredit Loans, Inc., 3.120%, 04/25/35	548	0.0
	670,000	#	TIAA CMBS I Trust 2001-C1A L, 5.770%, 06/19/33	686,859	0.3
	6,630,448	#,^	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 2.265%, 08/10/49	647,426	0.3
	84,683		WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 2.316%, 10/25/36	76,280	0.0
	1,397,997		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 3A1, 3.831%, 12/25/36	1,278,556	0.5
	331,486		WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.400%, 08/25/46	286,570	0.1
	635,165		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.290%, 12/25/36	575,488	0.2
	252,452		Wells Fargo Alternative Loan 2007-PA2 2A1, 0.624%, 06/25/37	183,809	0.1
	6,049,621	#,^	Wells Fargo Commercial Mortgage Trust 2012-LC5 XA, 2.231%, 10/15/45	562,326	0.2
	635,922		Wells Fargo Mortgage Backed Securities Trust 2005-AR14 A1, 2.722%, 08/25/35	629,988	0.2
	469,968		Wells Fargo Mortgage Backed Securities 2006-AR17 Trust A1, 2.713%, 10/25/36	449,336	0.2
	101,366		Wells Fargo Mortgage Backed Securities 2006-AR17 Trust A2, 2.713%, 10/25/36	96,916	0.0
	533,940		Wells Fargo Mortgage Backed Securities 2006-AR7 Trust 2A1, 2.653%, 05/25/36	510,369	0.2
	503,113		Wells Fargo Mortgage Backed Securities 2006-AR8 Trust 3A2, 2.599%, 04/25/36	489,810	0.2
	110,083		Wells Fargo Mortgage-Backed Securities Trust, 2.596%, 02/25/34	111,716	0.0
	299,062		Wells Fargo Mortgage-Backed Securities Trust, 2.618%, 02/25/35	301,525	0.1
	2,977,952	#,^	WFRBS Commercial Mortgage Trust 2012-C8 XA, 2.336%, 08/15/45	264,276	0.1

		Total Collateralized Mortgage Obligations (Cost $37,070,215)		37,445,591	14.9

STRUCTURED PRODUCTS: 0.0%
			Mexico: –%
MXN	15,114		Reforma BLN-Backed I - Class 2A Asset Backed Variable Funding Notes, 05/22/15	–	–
MXN	26,442		Reforma BLN-Backed I - Class 2B Asset Backed Variable Funding Notes, 05/22/15	–	–
MXN	398,674		Reforma BLN-Backed I - Class 2C Asset Backed Variable Funding Notes, 05/22/15	–	–

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
STRUCTURED PRODUCTS: (continued)
			Mexico: (continued)
MXN	29,055		Reforma BLN-Backed I - Class 2D Asset Backed Variable Funding Notes, 05/22/15	$–	–
MXN	21,109		Reforma BLN-Backed I - Class 2E Asset Backed Variable Funding Notes, 05/22/15	–	–
MXN	13,481		Reforma BLN-Backed I - Class 2F Asset Backed Variable Funding Notes, 05/22/15	–	–
MXN	2,483		Reforma BLN-Backed I - Class 2G Asset Backed Variable Funding Notes, 05/22/15	–	–
				–	–
			Russia: 0.0%
RUB	6,495,873		Morgan Stanley & Co. International PLC - EM Whole Loan SA /Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 4.340%, 08/22/34	43,873	0.0

		Total Structured Products (Cost $280,330)		43,873	0.0

FOREIGN GOVERNMENT BONDS: 6.5%
			Austria: 1.5%
EUR	3,000,000	#	Austria Government Bond, 1.650%, 10/21/24	3,624,863	1.5

			Brazil: 0.2%
BRL	705,000		Brazil Notas do Tesouro Nacional Series F, 6.000%, 05/15/45	417,261	0.2

			Germany: 0.5%
EUR	10,000		Bundesrepublik Deutschland, 2.000%, 08/15/23	12,649	0.0
EUR	190,000		Bundesrepublik Deutschland, 1.000%, 08/15/25	220,671	0.1
EUR	830,000		Bundesschatzanweisungen, -0.250%, 06/16/17	931,428	0.3
EUR	170,000	Z	Bundesschatzanweisungen, -0.260%, 12/11/15	190,056	0.1
				1,354,804	0.5

			South Africa: 0.0%
ZAR	1,000,000		Transnet SOC Ltd., 10.800%, 11/06/23	74,325	0.0

			Spain: 4.3%
EUR	7,300,000	#	Spain Government Bond, 1.600%, 04/30/25	8,007,438	3.2
EUR	2,340,000	#	Spain Government Bond, 2.750%, 10/31/24	2,821,764	1.1
				10,829,202	4.3

		Total Foreign Government Bonds (Cost $16,770,889)		16,300,455	6.5

U.S. TREASURY OBLIGATIONS: 8.9%
			U.S. Treasury Bonds: 5.2%
	10,833,000		2.000%, due 08/15/25	10,782,507	4.3
	2,175,000		3.000%, due 05/15/45	2,227,972	0.9
				13,010,479	5.2

			U.S. Treasury Notes: 3.7%
	140,000		0.625%, due 08/31/17	140,014	0.1
	3,004,000		1.000%, due 09/15/18	3,011,432	1.2
	3,899,000		1.375%, due 09/30/20	3,899,253	1.6
	10,000		1.500%, due 07/31/16	10,097	0.0
	2,105,000		1.750%, due 09/30/22	2,104,672	0.8
	21,000		2.125%, due 06/30/22	21,553	0.0
				9,187,021	3.7

		Total U.S. Treasury Obligations (Cost $22,086,306)		22,197,500	8.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 19.3%
			Federal Home Loan Mortgage Corporation: 8.0%##
	41,988		0.657%, due 02/15/29	42,468	0.0
	14,933		0.707%, due 03/15/32	15,123	0.0
	60,402		0.707%, due 01/15/33	60,962	0.0
	22,424		1.157%, due 08/15/31	23,112	0.0
	12,818		1.157%, due 02/15/32	13,199	0.0
	13,233		1.207%, due 02/15/32	13,585	0.0
	12,900		1.207%, due 02/15/32	13,243	0.0
	18,369		1.207%, due 03/15/32	18,860	0.0
	1,391,000	W	3.000%, due 10/01/44	1,405,378	0.6
	1,462,122		3.000%, due 04/01/45	1,483,017	0.6
	1,486,580		3.000%, due 04/01/45	1,506,901	0.6
	538,000		3.000%, due 09/01/45	544,224	0.2
	2,664,000	W	3.500%, due 02/15/41	2,766,085	1.1
	1,005,296	^	4.000%, due 02/15/43	189,835	0.1
	15,879,987	^	4.000%, due 04/15/43	3,007,863	1.2
	490,000		4.000%, due 09/01/45	523,169	0.2
	1,025,000		4.000%, due 09/01/45	1,094,383	0.4
	357,000		4.000%, due 09/01/45	381,166	0.2
	255,000		4.000%, due 09/01/45	272,262	0.1
	196,000		4.000%, due 09/01/45	209,267	0.1
	314,000		4.000%, due 09/01/45	334,939	0.1
	6,181,270	^	4.244%, due 05/15/36	676,908	0.3
	5,973		5.000%, due 01/01/20	6,313	0.0
	26,233		5.000%, due 02/01/20	27,566	0.0
	196,639		5.000%, due 09/15/23	211,371	0.1
	740,091		5.000%, due 02/15/34	825,924	0.3
	668,641		5.000%, due 11/15/34	733,955	0.3
	19,681		5.000%, due 12/01/34	21,891	0.0
	12,449		5.500%, due 01/01/18	12,934	0.0
	2,404,584	^	5.744%, due 10/15/36	367,583	0.2
	6,458,873	^	5.794%, due 05/15/36	648,949	0.3
	5,302,558	^	5.844%, due 07/15/40	835,348	0.3
	138,374	^	5.943%, due 07/15/35	25,142	0.0
	7,809		6.000%, due 05/15/17	8,068	0.0

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
58,902		6.000%, due 02/01/34	$67,402	0.0
2,569,674	^	6.044%, due 11/15/32	493,134	0.2
1,243,115	^	6.393%, due 08/15/28	105,661	0.1
2,511		6.500%, due 04/01/18	2,581	0.0
14,477		6.500%, due 02/01/22	16,559	0.0
20,071		6.500%, due 09/01/22	22,959	0.0
56,179		6.500%, due 04/15/28	62,872	0.0
11,581		6.500%, due 06/15/31	13,018	0.0
96,751		6.500%, due 02/15/32	111,264	0.1
69,466		6.500%, due 06/15/32	80,030	0.0
5,280		6.500%, due 08/01/32	6,213	0.0
10,686		6.500%, due 07/01/34	12,228	0.0
7,493		6.500%, due 07/01/34	8,571	0.0
57,562		6.750%, due 02/15/24	63,885	0.0
102,831		7.000%, due 09/15/26	115,996	0.1
17,286	^	7.000%, due 03/15/28	4,232	0.0
93,469	^	7.000%, due 04/15/28	23,000	0.0
155,628	^	7.444%, due 03/15/29	36,054	0.0
147,071	^	7.494%, due 03/15/29	29,085	0.0
87,282		7.500%, due 09/15/22	97,172	0.1
101,530		8.000%, due 05/15/35	117,455	0.1
213,701	^	8.744%, due 08/15/29	56,582	0.0
9,092		23.626%, due 06/15/34	10,133	0.0
28,744		23.993%, due 08/15/35	47,490	0.0
			19,924,569	8.0

		Federal National Mortgage Association: 9.7%##
8,590		0.594%, due 11/25/33	8,651	0.0
9,065		0.713%, due 10/18/32	9,184	0.0
13,982		1.194%, due 04/25/32	14,369	0.0
4,302		1.194%, due 04/25/32	4,422	0.0
41,902		1.194%, due 09/25/32	43,032	0.0
41,907		1.194%, due 12/25/32	43,037	0.0
304,590		2.420%, due 10/01/36	323,964	0.1
468,000	W	2.500%, due 07/25/27	477,148	0.2
97,315		2.500%, due 06/01/30	99,358	0.1
145,801		2.500%, due 06/01/30	148,863	0.1
58,597		2.500%, due 07/01/30	59,828	0.0
2,352,257	^	3.000%, due 06/25/33	366,602	0.2
1,501,000	W	3.000%, due 06/25/42	1,521,287	0.6
1,081,561		3.000%, due 07/01/43	1,099,716	0.4
3,749,373		3.000%, due 07/01/43	3,818,076	1.5
1,256,235	^	3.500%, due 08/25/33	168,449	0.1
767,427	^	3.500%, due 08/25/43	151,412	0.1
2,713,875	^	3.856%, due 02/25/37	54,249	0.0
2,356,524	^	4.000%, due 06/25/42	384,951	0.2
1,557,000	W	4.000%, due 10/01/44	1,660,942	0.7
152,424		4.500%, due 08/25/25	163,062	0.1
4,022,453		4.500%, due 05/01/44	4,369,829	1.8
2,137,081	^	5.000%, due 05/25/18	88,125	0.0
297,378		5.000%, due 07/25/40	318,559	0.1
133,926		5.000%, due 06/01/41	148,029	0.1
17,755		5.500%, due 09/01/19	18,736	0.0
15,022		5.500%, due 09/01/19	15,852	0.0
46,552		5.500%, due 09/01/24	51,978	0.0
75,543	^	5.500%, due 07/25/33	15,949	0.0
30,705	^	5.500%, due 06/01/35	6,269	0.0
3,203,101	^	5.746%, due 01/25/38	596,963	0.2
5,736,980	^	5.756%, due 09/25/41	993,713	0.4
4,831,891	^	5.786%, due 11/25/41	850,604	0.4
3,420,055	^	5.906%, due 01/25/43	874,596	0.4
6,315		6.000%, due 03/25/17	6,493	0.0
13,571		6.000%, due 06/01/17	13,972	0.0
9,660		6.000%, due 05/01/21	10,241	0.0
31,765		6.000%, due 01/25/32	36,091	0.0
138,157	^	6.000%, due 12/01/32	30,773	0.0
59,984	^	6.000%, due 02/01/33	11,821	0.0
68,652	^	6.000%, due 03/01/33	15,490	0.0
58,430	^	6.000%, due 03/01/33	14,136	0.0
174,588		6.000%, due 11/01/34	198,142	0.1
267,523		6.000%, due 04/01/35	303,575	0.1
33,387	^	6.000%, due 09/01/35	6,717	0.0
4,588,620	^	6.256%, due 02/25/42	780,991	0.3
143,615	^	6.346%, due 06/25/37	24,049	0.0
463,392	^	6.376%, due 06/25/36	85,626	0.0
22,876		6.500%, due 04/25/29	26,192	0.0
31,927		6.500%, due 11/25/29	36,326	0.0
116,916		6.500%, due 12/01/29	134,467	0.1
36,855		6.500%, due 10/25/31	41,333	0.0
237,797	^	6.500%, due 02/01/32	55,238	0.0
35,579		6.500%, due 04/25/32	40,641	0.0
48,025		6.500%, due 01/01/34	55,571	0.0
26,755	^	6.556%, due 05/25/35	5,221	0.0
38,589	^	6.906%, due 06/25/23	4,854	0.0
153		7.000%, due 11/01/17	155	0.0
42,310	^	7.000%, due 02/01/28	9,707	0.0
51,782	^	7.000%, due 03/25/33	15,113	0.0
1,125		7.000%, due 04/01/33	1,319	0.0
40,521	^	7.000%, due 04/25/33	10,468	0.0
133,151	^	7.036%, due 09/25/36	25,495	0.0
226,076	^	7.356%, due 10/25/33	43,836	0.0
105,942	^	7.436%, due 03/25/23	4,292	0.0
59,777	^	7.500%, due 01/01/24	11,992	0.0
33,010		7.500%, due 09/01/32	41,749	0.0
81,772		7.500%, due 01/01/33	99,571	0.1
142,004	^	7.556%, due 07/25/31	33,746	0.0
80,181	^	7.556%, due 02/25/32	16,485	0.0
49,008	^	7.756%, due 07/25/32	11,483	0.0
1,625,644	^	7.787%, due 12/18/32	363,947	0.2
263,061		8.000%, due 05/25/43	304,619	0.1
157,625		23.122%, due 10/25/35	273,808	0.1
125,535		23.225%, due 07/25/35	217,463	0.1
82,158		23.488%, due 06/25/36	128,117	0.1
28,368		23.856%, due 03/25/36	48,221	0.0
248,774		24.035%, due 10/25/40	593,533	0.2
56,694		27.307%, due 04/25/35	98,560	0.0
521,952		32.481%, due 11/25/36	960,910	0.4
			24,222,353	9.7

		Government National Mortgage Association: 1.6%
280,000		3.500%, due 07/20/42	292,753	0.1
217,851		3.500%, due 06/20/45	228,702	0.1
9,192,424	^	4.000%, due 04/20/38	668,265	0.3
74,406		5.000%, due 04/15/34	83,003	0.0
4,811,577	^	5.634%, due 06/20/40	745,908	0.3
2,799,710	^	6.491%, due 07/16/41	597,797	0.2
25,836		6.500%, due 02/20/35	31,538	0.0
261,925		8.000%, due 02/16/30	305,078	0.1
717,455		21.348%, due 03/20/37	1,161,056	0.5
			4,114,100	1.6

	Total U.S. Government Agency Obligations (Cost $45,798,515)		48,261,022	19.3

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 3.3%
		Cayman Islands: 2.9%
740,000	#	Ares XII CLO Ltd. 2007-12A C, 2.329%, 11/25/20	$729,798	0.3
950,000	#	Black Diamond CLO 2005-1A C, 1.115%, 06/20/17	945,346	0.3
1,000,000	#	Bluemountain CLO III Ltd. 2007-3A C, 1.024%, 03/17/21	965,708	0.4
1,000,000	#	ColumbusNova CLO IV Ltd 2007-2A C, 2.539%, 10/15/21	971,506	0.4
500,000	#	ColumbusNova CLO Ltd 2006-2A E, 4.061%, 04/04/18	491,145	0.2
1,300,000	#	Madison Park Funding Ltd., 1.295%, 07/26/21	1,238,285	0.5
1,550,000	#	Muir Grove CLO Ltd. 2007-1A B, 2.295%, 03/25/20	1,504,962	0.6
500,000	#	Northwoods Capital VIII Ltd., 2.294%, 07/28/22	498,315	0.2
			7,345,065	2.9

		United States: 0.4%
453,201		Citigroup Mortgage Loan Trust 2006-WF1 A2E, 5.380%, 03/25/36	331,032	0.1
723,589		Securitized Asset Backed Receivables LLC Trust 2006-NC2 A3, 0.434%, 03/25/36	640,354	0.3
			971,386	0.4

	Total Asset-Backed Securities (Cost $8,374,081)		8,316,451	3.3

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.0%
		United States: 0.0%
43,083	@,L	American Media, Inc.	–	–
4,988	@,L	Resolute Forest Products	41,450	0.0
102		WestRock Co.	5,247	0.0

	Total Common Stock (Cost $1,304,494)		46,697	0.0

MUTUAL FUNDS: 24.2%
		United States: 24.2%
1,069,876		Voya Emerging Markets Corporate Debt Fund - Class P	10,046,139	4.0
1,667,302		Voya Emerging Markets Hard Currency Debt Fund - Class P	14,989,045	6.0
2,919,202		Voya Emerging Markets Local Currency Debt Fund - Class P	19,996,532	8.0
2,020,138		Voya High Yield Bond Fund - Class P	15,534,859	6.2

	Total Mutual Funds (Cost $73,409,318)		60,566,575	24.2

WARRANTS: –%
		United States: –%
2,406	@	Media News Group	–	–

	Total Warrants (Cost $–)		–	–

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.4%
		Exchange Traded Options: 0.0%
524	@	Call on 90-Day Eurodollar, Strike @ 99.500, Exp. 12/14/15	131,000	0.0

		OTC Interest Rate Swaptions: 0.4%
75,200,000	@	Receive a fixed rate equal to 2.905% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 11/13/15 Counterparty: JPMorgan Chase & Co.	833,015	0.4
75,200,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.773%, Exp. 11/12/15 Counterparty: Morgan Stanley	65,749	0.0
			898,764	0.4

	Total Purchased Options (Cost $1,313,926)		1,029,764	0.4

	Total Long-Term Investments (Cost $266,406,934)		254,250,146	101.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
	Securities Lending Collateralcc: 0.4%
8,291	Barclays Capital, Inc., Repurchase Agreement dated 09/30/15, 0.09%, due 10/01/15 (Repurchase Amount $8,291, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $8,457, due 10/15/15-08/15/45)	8,291	0.0

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/15, 0.15%, due 10/01/15 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Securities, 1.500%-3.625%, Market Value plus accrued interest $1,020,000, due 11/30/19-02/15/44)	$1,000,000	0.4
		1,008,291	0.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.1%
5,300,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%††
	(Cost $5,300,000)	5,300,000	2.1

	Total Short-Term Investments (Cost $6,308,291)	6,308,291	2.5

	Total Investments in Securities (Cost $272,715,225)	$260,558,437	104.0
	Liabilities in Excess of Other Assets	(9,980,914)	(4.0)
	Net Assets	$250,577,523	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at September 30, 2015.
±	Defaulted security
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

BRL	Brazilian Real
EUR	EU Euro
MXN	Mexican Peso
RUB	Russian Ruble
ZAR	South African Rand

Cost for federal income tax purposes is $272,307,939.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$5,834,095
Gross Unrealized Depreciation	(17,583,597)

Net Unrealized Depreciation	$(11,749,502)

Sector Diversification	Percentage of Net Assets
Affiliated Investment Companies	24.2%
U.S. Government Agency Obligations	19.3
Collateralized Mortgage Obligations	14.9
U.S. Treasury Obligations	8.9
Financial	7.7
Foreign Government Bonds	6.5
Communications	4.4
Consumer, Non-cyclical	4.1
Other Asset-Backed Securities	3.3
Energy	1.8
Utilities	1.4
Technology	1.4
Basic Materials	1.1
Industrial	1.1
Consumer, Cyclical	1.0
Purchased Options	0.4
Structured Products	0.0
Exchange Traded Options	0.0
Materials	0.0
Consumer Discretionary	0.0
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(4.0)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of September 30, 2015 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock
United States	$46,697	$–	$–	$46,697
Total Common Stock	46,697	–	–	46,697
Mutual Funds	60,566,575	–	–	60,566,575
Warrants	–	–	–	–
Purchased Options	131,000	898,764	–	1,029,764
Corporate Bonds/Notes	–	60,028,647	13,571	60,042,218
Collateralized Mortgage Obligations	–	37,445,591	–	37,445,591
Structured Products	–	–	43,873	43,873
Short-Term Investments	5,300,000	1,008,291	–	6,308,291
U.S. Government Agency Obligations	–	48,261,022	–	48,261,022
Asset-Backed Securities	–	8,316,451	–	8,316,451
U.S. Treasury Obligations	–	22,197,500	–	22,197,500
Foreign Government Bonds	–	16,300,455	–	16,300,455
Total Investments, at fair value	$66,044,272	$194,456,721	$57,444	$260,558,437
Other Financial Instruments+
Centrally Cleared Swaps	–	20,449,559	–	20,449,559
Forward Foreign Currency Contracts	–	5,341,266	–	5,341,266
Futures	1,073,560	–	–	1,073,560
Total Assets	$67,117,832	$220,247,546	$57,444	$287,422,822
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(23,355,467)	$–	$(23,355,467)
Forward Foreign Currency Contracts	–	(3,630,033)	–	(3,630,033)
Futures	(395,782)	–	–	(395,782)
Written Options	(304,575)	(2,012,953)	–	(2,317,528)
Total Liabilities	$(700,357)	$(28,998,453)	$–	$(29,698,810)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$13,690,107	$426,263	$(3,823,917)	$(246,314)	$10,046,139	$426,263	$(73,918)	$-
Voya Emerging Markets Hard Currency Debt Fund - Class P	32,119,888	853,267	(18,442,930)	458,820	14,989,045	853,267	(1,188,929)	-
Voya Emerging Markets Local Currency Debt Fund - Class P	31,847,994	-	(10,969,388)	(882,074)	19,996,532	-	(2,369,388)	-
Voya High Yield Bond Fund - Class P	16,162,281	745,903	(679,963)	(693,362)	15,534,859	742,344	(4,963)	-
	$93,820,270	$2,025,433	$(33,916,198)	$(1,362,930)	$60,566,575	$2,021,874	$(3,637,198)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2015, the following forward foreign currency contracts were outstanding for Voya Global Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Canadian Dollar	1,415,823	Buy	11/06/15	$1,073,000	$1,060,749	$(12,251)
Barclays Bank PLC	British Pound	532,757	Buy	11/06/15	820,000	805,793	(14,207)
BNP Paribas Bank	EU Euro	109,350	Buy	11/06/15	121,707	122,254	547
Citigroup, Inc.	Mexican Peso	26,926,800	Buy	10/21/15	1,624,200	1,590,203	(33,997)
Citigroup, Inc.	Norwegian Krone	4,097,669	Buy	11/06/15	500,000	481,050	(18,950)
Citigroup, Inc.	Swedish Krona	2,886,790	Buy	11/06/15	348,000	345,174	(2,826)
Citigroup, Inc.	Australian Dollar	1,025,709	Buy	11/06/15	717,000	718,550	1,550
Citigroup, Inc.	Norwegian Krone	8,601,561	Buy	11/06/15	1,046,000	1,009,790	(36,210)
Citigroup, Inc.	Swedish Krona	24,173,555	Buy	11/06/15	2,881,000	2,890,437	9,437
Citigroup, Inc.	New Zealand Dollar	958,510	Buy	11/06/15	608,000	611,166	3,166
Citigroup, Inc.	Swedish Krona	13,098,334	Buy	11/06/15	1,561,000	1,566,171	5,171
Citigroup, Inc.	Swiss Franc	861,960	Buy	11/06/15	889,000	885,500	(3,500)
Citigroup, Inc.	Norwegian Krone	5,492,771	Buy	11/06/15	666,000	644,830	(21,170)
Citigroup, Inc.	Canadian Dollar	521,634	Buy	11/06/15	399,000	390,814	(8,186)
Citigroup, Inc.	Australian Dollar	3,071,526	Buy	11/06/15	2,254,303	2,151,725	(102,578)
Citigroup, Inc.	Australian Dollar	2,403,342	Buy	11/06/15	1,761,253	1,683,636	(77,617)
Citigroup, Inc.	EU Euro	389,746	Buy	11/06/15	430,000	435,740	5,740
Citigroup, Inc.	British Pound	13,419,614	Buy	11/06/15	20,774,104	20,297,125	(476,979)
Citigroup, Inc.	Hong Kong Sar Dollar	762,813	Buy	11/06/15	98,391	98,425	34
Citigroup, Inc.	Israeli New Shekel	2,615,982	Buy	12/18/15	666,494	667,589	1,095

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Australian Dollar	2,965,381	Buy	11/06/15	$2,095,000	$2,077,366	$(17,634)
Deutsche Bank AG	Australian Dollar	7,927,572	Buy	11/06/15	5,548,000	5,553,577	5,577
Deutsche Bank AG	Norwegian Krone	8,824,432	Buy	11/06/15	1,071,000	1,035,954	(35,046)
Deutsche Bank AG	EU Euro	955,903	Buy	11/06/15	1,065,000	1,068,709	3,709
Deutsche Bank AG	EU Euro	681,955	Buy	11/06/15	764,000	762,433	(1,567)
Deutsche Bank AG	Swiss Franc	1,245,529	Buy	11/06/15	1,300,000	1,279,543	(20,457)
Deutsche Bank AG	EU Euro	1,995,291	Buy	11/06/15	2,282,000	2,230,754	(51,246)
Deutsche Bank AG	Norwegian Krone	6,216,864	Buy	11/06/15	769,000	729,835	(39,165)
Deutsche Bank AG	Swiss Franc	691,128	Buy	11/06/15	711,000	710,003	(997)
Deutsche Bank AG	EU Euro	11,518,067	Buy	11/06/15	13,387,000	12,877,310	(509,690)
Deutsche Bank AG	Australian Dollar	1,133,317	Buy	11/06/15	824,000	793,934	(30,066)
Goldman Sachs & Co.	Mexican Peso	26,918,679	Buy	10/21/15	1,624,200	1,589,724	(34,476)
Goldman Sachs & Co.	Canadian Dollar	703,660	Buy	11/06/15	534,000	527,190	(6,810)
Goldman Sachs & Co.	New Zealand Dollar	958,432	Buy	11/06/15	607,000	611,116	4,116
Goldman Sachs & Co.	Swiss Franc	1,365,279	Buy	11/06/15	1,406,000	1,402,564	(3,436)
Goldman Sachs & Co.	EU Euro	541,983	Buy	11/06/15	607,000	605,942	(1,058)
Goldman Sachs & Co.	Norwegian Krone	8,962,945	Buy	11/06/15	1,088,000	1,052,215	(35,785)
Goldman Sachs & Co.	Swiss Franc	1,433,298	Buy	11/06/15	1,497,000	1,472,440	(24,560)
Goldman Sachs & Co.	New Zealand Dollar	704,388	Buy	11/06/15	463,955	449,133	(14,822)
Goldman Sachs & Co.	Singapore Dollar	648,988	Buy	11/06/15	466,861	455,493	(11,368)
Goldman Sachs & Co.	Czech Koruna	11,239,058	Buy	12/18/15	465,320	463,072	(2,248)
JPMorgan Chase & Co.	Mexican Peso	26,938,981	Buy	10/21/15	1,624,200	1,590,923	(33,277)
JPMorgan Chase & Co.	Japanese Yen	732,078,203	Buy	11/06/15	6,143,000	6,105,062	(37,938)
JPMorgan Chase & Co.	Japanese Yen	1,086,122,620	Buy	11/06/15	9,149,000	9,057,564	(91,436)
JPMorgan Chase & Co.	New Zealand Dollar	1,240,857	Buy	11/06/15	790,000	791,196	1,196
JPMorgan Chase & Co.	New Zealand Dollar	1,356,039	Buy	11/06/15	857,000	864,639	7,639
JPMorgan Chase & Co.	Swiss Franc	1,171,438	Buy	11/06/15	1,220,000	1,203,430	(16,570)
JPMorgan Chase & Co.	Australian Dollar	1,419,232	Buy	11/06/15	1,015,000	994,228	(20,772)
JPMorgan Chase & Co.	Swiss Franc	1,401,073	Buy	11/06/15	1,455,000	1,439,335	(15,665)
JPMorgan Chase & Co.	Norwegian Krone	7,530,790	Buy	11/06/15	906,000	884,085	(21,915)
JPMorgan Chase & Co.	Norwegian Krone	5,500,440	Buy	11/06/15	655,000	645,730	(9,270)
JPMorgan Chase & Co.	Canadian Dollar	2,488,812	Buy	11/06/15	1,865,000	1,864,644	(356)
JPMorgan Chase & Co.	British Pound	636,694	Buy	11/06/15	999,000	962,997	(36,003)
JPMorgan Chase & Co.	EU Euro	2,396,277	Buy	11/06/15	2,773,000	2,679,061	(93,939)
JPMorgan Chase & Co.	EU Euro	2,216,121	Buy	11/06/15	2,569,000	2,477,645	(91,355)
JPMorgan Chase & Co.	EU Euro	1,019,598	Buy	11/06/15	1,145,000	1,139,921	(5,079)
JPMorgan Chase & Co.	British Pound	1,028,226	Buy	11/06/15	1,613,000	1,555,189	(57,811)
JPMorgan Chase & Co.	Canadian Dollar	2,183,600	Buy	11/06/15	1,668,000	1,635,976	(32,024)
JPMorgan Chase & Co.	Australian Dollar	882,724	Buy	11/06/15	647,000	618,383	(28,617)
JPMorgan Chase & Co.	Swiss Franc	1,764,437	Buy	11/06/15	1,810,000	1,812,623	2,623
JPMorgan Chase & Co.	Norwegian Krone	4,239,635	Buy	11/06/15	515,000	497,717	(17,283)
JPMorgan Chase & Co.	Canadian Dollar	7,420,635	Buy	11/06/15	5,713,707	5,559,618	(154,089)
JPMorgan Chase & Co.	Canadian Dollar	1,856,696	Buy	11/06/15	1,428,000	1,391,056	(36,944)
JPMorgan Chase & Co.	Japanese Yen	2,963,006,394	Buy	11/06/15	23,950,649	24,709,568	758,919

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Norwegian Krone	35,225,778	Buy	11/06/15	$4,320,422	$4,135,368	$(185,054)
JPMorgan Chase & Co.	Swedish Krona	1,742,420	Buy	11/06/15	203,771	208,342	4,571
JPMorgan Chase & Co.	Australian Dollar	2,030,208	Buy	11/06/15	1,498,000	1,422,241	(75,759)
JPMorgan Chase & Co.	Canadian Dollar	5,445,625	Buy	11/06/15	4,142,140	4,079,920	(62,220)
JPMorgan Chase & Co.	Japanese Yen	1,937,179,355	Buy	11/06/15	15,561,766	16,154,830	593,064
JPMorgan Chase & Co.	South Korean Won	3,481,708,496	Buy	11/06/15	2,982,958	2,933,308	(49,650)
JPMorgan Chase & Co.	Swiss Franc	992,856	Buy	11/06/15	1,026,000	1,019,970	(6,030)
JPMorgan Chase & Co.	Canadian Dollar	1,615,429	Buy	11/06/15	1,223,000	1,210,296	(12,704)
JPMorgan Chase & Co.	Australian Dollar	935,741	Buy	11/06/15	654,000	655,523	1,523
JPMorgan Chase & Co.	Norwegian Krone	10,107,315	Buy	11/06/15	1,221,000	1,186,559	(34,441)
Morgan Stanley	Japanese Yen	36,493,681	Buy	11/06/15	303,000	304,334	1,334
Morgan Stanley	British Pound	329,946	Buy	11/06/15	501,000	499,043	(1,957)
Morgan Stanley	New Zealand Dollar	899,849	Buy	11/06/15	564,000	573,762	9,762
Morgan Stanley	Mexican Peso	61,047,954	Buy	12/18/15	3,599,067	3,588,618	(10,449)
Morgan Stanley	EU Euro	560,904	Buy	11/06/15	630,000	627,096	(2,904)
Morgan Stanley	New Zealand Dollar	1,751,322	Buy	11/06/15	1,090,000	1,116,679	26,679
Morgan Stanley	Australian Dollar	1,090,532	Buy	11/06/15	780,000	763,961	(16,039)
Morgan Stanley	EU Euro	438,392	Buy	11/06/15	499,000	490,127	(8,873)
Morgan Stanley	EU Euro	3,885,526	Buy	11/06/15	4,398,266	4,344,056	(54,210)
Morgan Stanley	New Zealand Dollar	2,872,733	Buy	11/06/15	1,850,000	1,831,714	(18,286)
Morgan Stanley	British Pound	981,032	Buy	11/06/15	1,517,000	1,483,808	(33,192)
Morgan Stanley	British Pound	2,970,861	Buy	11/06/15	4,675,000	4,493,419	(181,581)
Morgan Stanley	Norwegian Krone	12,610,091	Buy	11/06/15	1,533,000	1,480,375	(52,625)
Morgan Stanley	British Pound	218,590	Buy	11/06/15	341,000	330,616	(10,384)
Morgan Stanley	Canadian Dollar	1,402,019	Buy	11/06/15	1,069,000	1,050,407	(18,593)
Morgan Stanley	Swiss Franc	5,236,561	Buy	11/06/15	5,333,231	5,379,568	46,337
Morgan Stanley	Danish Krone	6,741,468	Buy	11/06/15	991,895	1,010,426	18,531
Morgan Stanley	EU Euro	70,938,344	Buy	11/06/15	77,827,386	79,309,755	1,482,369
							$(289,507)

Barclays Bank PLC	British Pound	702,042	Sell	11/06/15	$1,083,000	$1,061,836	$21,164
Barclays Bank PLC	Swiss Franc	1,390,977	Sell	11/06/15	1,433,000	1,428,964	4,036
Barclays Bank PLC	Norwegian Krone	7,480,643	Sell	11/06/15	902,000	878,198	23,802
Barclays Bank PLC	Norwegian Krone	9,897,983	Sell	11/06/15	1,193,000	1,161,985	31,015
Barclays Bank PLC	Philippine Peso	28,280,482	Sell	11/06/15	612,928	603,854	9,074
Citigroup, Inc.	Australian Dollar	765,735	Sell	11/06/15	540,000	536,428	3,572
Citigroup, Inc.	EU Euro	1,112,337	Sell	11/06/15	1,262,000	1,243,604	18,396
Citigroup, Inc.	EU Euro	322,915	Sell	11/06/15	362,000	361,022	978
Citigroup, Inc.	British Pound	841,055	Sell	11/06/15	1,292,000	1,272,093	19,907
Citigroup, Inc.	Mexican Peso	13,893,796	Sell	10/21/15	812,100	820,519	(8,419)
Citigroup, Inc.	Mexican Peso	13,907,213	Sell	10/21/15	812,100	821,312	(9,212)
Citigroup, Inc.	Canadian Dollar	933,747	Sell	11/06/15	704,000	699,573	4,427
Citigroup, Inc.	Norwegian Krone	4,419,662	Sell	11/06/15	537,000	518,851	18,149
Citigroup, Inc.	New Zealand Dollar	1,340,306	Sell	11/06/15	849,000	854,607	(5,607)
Citigroup, Inc.	Swedish Krona	12,575,983	Sell	11/06/15	1,490,000	1,503,713	(13,713)
Citigroup, Inc.	Norwegian Krone	3,698,209	Sell	11/06/15	445,000	434,155	10,845
Citigroup, Inc.	Swedish Krona	6,629,147	Sell	11/06/15	783,000	792,649	(9,649)
Citigroup, Inc.	British Pound	494,080	Sell	11/06/15	762,000	747,295	14,705
Citigroup, Inc.	Canadian Dollar	2,360,180	Sell	11/06/15	1,804,000	1,768,272	35,728
Citigroup, Inc.	EU Euro	600,983	Sell	11/06/15	670,000	671,904	(1,904)
Citigroup, Inc.	British Pound	2,217,268	Sell	11/06/15	3,466,078	3,353,612	112,466
Citigroup, Inc.	Thai Baht	27,099,373	Sell	11/06/15	764,159	745,662	18,497
Citigroup, Inc.	Norwegian Krone	5,560,946	Sell	11/06/15	677,000	652,833	24,167
Deutsche Bank AG	Swiss Franc	2,738,783	Sell	11/06/15	2,803,000	2,813,578	(10,578)
Deutsche Bank AG	EU Euro	1,302,059	Sell	11/06/15	1,460,000	1,455,714	4,286
Deutsche Bank AG	British Pound	1,991,088	Sell	11/06/15	3,064,000	3,011,515	52,485
Deutsche Bank AG	British Pound	1,337,716	Sell	11/06/15	2,040,000	2,023,292	16,708

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	British Pound	486,729	Sell	11/06/15	$742,000	$736,176	$5,824
Deutsche Bank AG	Norwegian Krone	9,566,987	Sell	11/06/15	1,129,000	1,123,127	5,873
Deutsche Bank AG	British Pound	1,635,929	Sell	11/06/15	2,549,000	2,474,338	74,662
Deutsche Bank AG	British Pound	467,481	Sell	11/06/15	717,000	707,064	9,936
Deutsche Bank AG	EU Euro	934,507	Sell	11/06/15	1,053,000	1,044,788	8,212
Deutsche Bank AG	EU Euro	552,033	Sell	11/06/15	627,000	617,179	9,821
Deutsche Bank AG	Romanian New Leu	1,620,684	Sell	12/18/15	406,133	409,273	(3,140)
Goldman Sachs & Co.	Swedish Krona	12,529,711	Sell	11/06/15	1,483,000	1,498,180	(15,180)
Goldman Sachs & Co.	Canadian Dollar	1,608,345	Sell	11/06/15	1,216,000	1,204,989	11,011
Goldman Sachs & Co.	EU Euro	1,480,614	Sell	11/06/15	1,708,000	1,655,341	52,659
Goldman Sachs & Co.	Canadian Dollar	4,870,258	Sell	11/06/15	3,679,000	3,648,848	30,152
Goldman Sachs & Co.	Swedish Krona	6,838,584	Sell	11/06/15	826,000	817,691	8,309
Goldman Sachs & Co.	Chilean Peso	184,927,455	Sell	12/18/15	265,494	263,741	1,753
Goldman Sachs & Co.	Turkish Lira	4,504,188	Sell	12/18/15	1,462,261	1,452,849	9,412
HSBC Bank PLC	Thai Baht	26,958,750	Sell	01/15/16	750,000	739,931	10,069
HSBC Bank PLC	Malaysian Ringgit	6,307,909	Sell	11/06/15	1,572,731	1,435,547	137,184
HSBC Bank PLC	Colombian Peso	2,961,027,253	Sell	12/18/15	945,411	950,105	(4,694)
HSBC Bank PLC	Peruvian Nuevo Sol	2,756,217	Sell	12/18/15	831,814	833,057	(1,243)
JPMorgan Chase & Co.	Mexican Peso	13,907,862	Sell	10/21/15	812,100	821,350	(9,250)
JPMorgan Chase & Co.	Mexican Peso	13,914,765	Sell	10/21/15	812,100	821,758	(9,658)
JPMorgan Chase & Co.	Mexican Peso	27,832,639	Sell	10/21/15	1,624,200	1,643,699	(19,499)
JPMorgan Chase & Co.	Australian Dollar	6,792,811	Sell	11/06/15	4,738,000	4,758,633	(20,633)
JPMorgan Chase & Co.	Canadian Dollar	3,740,301	Sell	11/06/15	2,802,000	2,802,273	(273)
JPMorgan Chase & Co.	British Pound	364,803	Sell	11/06/15	556,000	551,763	4,237
JPMorgan Chase & Co.	Australian Dollar	2,020,688	Sell	11/06/15	1,429,000	1,415,572	13,428
JPMorgan Chase & Co.	British Pound	336,048	Sell	11/06/15	521,000	508,272	12,728
JPMorgan Chase & Co.	Canadian Dollar	1,689,689	Sell	11/06/15	1,276,000	1,265,933	10,067
JPMorgan Chase & Co.	Norwegian Krone	4,015,528	Sell	11/06/15	486,000	471,407	14,593
JPMorgan Chase & Co.	New Zealand Dollar	1,147,217	Sell	11/06/15	737,000	731,489	5,511
JPMorgan Chase & Co.	Australian Dollar	1,320,620	Sell	11/06/15	943,000	925,147	17,853
JPMorgan Chase & Co.	Japanese Yen	318,954,623	Sell	11/06/15	2,643,000	2,659,876	(16,876)
JPMorgan Chase & Co.	Australian Dollar	1,695,015	Sell	11/06/15	1,199,000	1,187,425	11,575
JPMorgan Chase & Co.	Swiss Franc	524,827	Sell	11/06/15	552,000	539,159	12,841
JPMorgan Chase & Co.	EU Euro	11,167,284	Sell	11/06/15	12,858,000	12,485,132	372,868
JPMorgan Chase & Co.	Swiss Franc	1,528,226	Sell	11/06/15	1,631,000	1,569,961	61,039
JPMorgan Chase & Co.	New Zealand Dollar	1,186,366	Sell	11/06/15	769,000	756,451	12,549
JPMorgan Chase & Co.	Australian Dollar	3,764,138	Sell	11/06/15	2,697,000	2,636,927	60,073
JPMorgan Chase & Co.	Norwegian Krone	24,520,128	Sell	11/06/15	2,983,000	2,878,567	104,433
JPMorgan Chase & Co.	Australian Dollar	2,788,772	Sell	11/06/15	2,039,000	1,953,645	85,355
JPMorgan Chase & Co.	EU Euro	1,895,533	Sell	11/06/15	2,111,000	2,119,225	(8,225)
JPMorgan Chase & Co.	Japanese Yen	230,279,741	Sell	11/06/15	1,853,000	1,920,385	(67,385)
JPMorgan Chase & Co.	Swiss Franc	6,690,094	Sell	11/06/15	6,920,500	6,872,797	47,703

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Swedish Krona	8,806,307	Sell	11/06/15	$1,007,134	$1,052,972	$(45,838)
JPMorgan Chase & Co.	Indonesian Rupiah	28,526,241,483	Sell	11/06/15	2,055,353	1,921,385	133,968
JPMorgan Chase & Co.	Brazilian Real	8,211,832	Sell	12/18/15	2,093,253	2,015,416	77,837
JPMorgan Chase & Co.	Russian Ruble	37,898,113	Sell	12/18/15	542,603	563,624	(21,021)
JPMorgan Chase & Co.	Philippine Peso	49,767,000	Sell	12/04/15	1,060,000	1,060,317	(317)
JPMorgan Chase & Co.	South Korean Won	2,575,240,200	Sell	01/15/16	2,171,000	2,165,538	5,462
JPMorgan Chase & Co.	New Zealand Dollar	1,186,286	Sell	11/06/15	771,000	756,400	14,600
JPMorgan Chase & Co.	New Zealand Dollar	2,103,000	Sell	11/06/15	1,383,000	1,340,917	42,083
Morgan Stanley	Canadian Dollar	883,380	Sell	11/06/15	667,000	661,838	5,162
Morgan Stanley	British Pound	1,066,199	Sell	11/06/15	1,646,000	1,612,623	33,377
Morgan Stanley	Australian Dollar	1,834,707	Sell	11/06/15	1,266,000	1,285,285	(19,285)
Morgan Stanley	EU Euro	705,511	Sell	11/06/15	786,000	788,768	(2,768)
Morgan Stanley	EU Euro	675,194	Sell	11/06/15	760,000	754,874	5,126
Morgan Stanley	Polish Zloty	6,414,415	Sell	12/18/15	1,686,907	1,684,090	2,817
Morgan Stanley	South African Rand	23,511,781	Sell	12/18/15	1,687,201	1,673,053	14,148
Morgan Stanley	Hungarian Forint	340,159,718	Sell	12/18/15	1,204,240	1,212,315	(8,075)
Morgan Stanley	Australian Dollar	1,214,387	Sell	11/06/15	861,000	850,726	10,274
Morgan Stanley	EU Euro	6,756,689	Sell	11/06/15	7,588,212	7,554,044	34,168
Morgan Stanley	EU Euro	1,527,174	Sell	11/06/15	1,694,000	1,707,395	(13,395)
Morgan Stanley	EU Euro	23,703,179	Sell	11/06/15	26,574,447	26,500,384	74,063
Morgan Stanley	New Zealand Dollar	3,168,123	Sell	11/06/15	2,070,489	2,020,061	50,428
Morgan Stanley	Norwegian Krone	46,350,148	Sell	11/06/15	5,618,253	5,441,326	176,927
							$2,000,740

At September 30, 2015, the following futures contracts were outstanding for Voya Global Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
30-year German Government Bond	37	12/08/15	$6,438,917	$197,871
Australia 10-Year Bond	11	12/15/15	999,185	10,420
Australia 3-Year Bond	36	12/15/15	2,837,014	15,744
Canada 10-Year Bond	35	12/18/15	3,718,734	(54,639)
Euro-Bobl 5-Year	171	12/08/15	24,652,677	147,505
Euro-Schatz	53	12/08/15	6,594,426	5,303
Long Gilt	50	12/29/15	9,005,370	150,036
Short Gilt	3	12/29/15	473,020	1,330
U.S. Treasury 10-Year Note	70	12/21/15	9,011,407	146,388
U.S. Treasury 2-Year Note	217	12/31/15	47,529,783	54,920
U.S. Treasury 5-Year Note	160	12/31/15	19,282,501	119,526
U.S. Treasury Long Bond	115	12/21/15	18,094,531	224,517
			$148,637,565	$1,018,921
Short Contracts
Euro-Bund	(78)	12/08/15	(13,613,154)	(247,369)
Japan 10-Year Bond (TSE)	(3)	12/14/15	(3,705,081)	(14,594)
U.S. Treasury Ultra Long Bond	(56)	12/21/15	(8,982,750)	(79,180)
			$(26,300,985)	$(341,143)

At September 30, 2015, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Portfolio:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.960% and pay a floating rate based on the 6-month CAD-BA-CDOR	Chicago Mercantile Exchange	11/21/44	CAD	1,000,000	$86,673	$92,761
Receive a fixed rate equal to 1.848% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	07/06/45	EUR	1,050,000	(93,464)	(90,323)

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of September 30, 2015 (Unaudited) (Continued)

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.622% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	07/09/45	EUR	1,200,000	$30,964	$28,467
Receive a fixed rate equal to 1.488% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	08/05/45	EUR	2,000,000	(23,826)	(24,503)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.534%	Chicago Mercantile Exchange	08/06/45	EUR	1,300,000	(1,458)	(587)
Receive a fixed rate equal to 1.448% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	08/25/45	EUR	4,100,000	(94,877)	(99,012)
Receive a fixed rate equal to 1.409% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	08/26/45	EUR	1,900,000	(64,503)	(67,192)
Receive a fixed rate equal to 1.557% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	08/27/45	EUR	6,400,000	(47,803)	(46,508)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.615%	Chicago Mercantile Exchange	09/11/45	EUR	9,100,000	(217,154)	(218,359)
Receive a fixed rate equal to 1.682% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	09/18/45	EUR	11,100,000	472,602	475,384
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.675%	Chicago Mercantile Exchange	09/21/45	EUR	1,600,000	(65,214)	(65,556)
Receive a fixed rate equal to 1.573% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	09/22/45	EUR	3,200,000	38,651	38,591
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.612%	Chicago Mercantile Exchange	09/23/45	EUR	3,200,000	(73,299)	(73,343)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.564%	Chicago Mercantile Exchange	09/24/45	EUR	7,800,000	(74,537)	(75,242)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.530%	Chicago Mercantile Exchange	09/25/45	EUR	5,700,000	13	(388)
Receive a fixed rate equal to 1.552% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	09/25/45	EUR	6,300,000	38,083	38,700
Receive a fixed rate equal to 1.509% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	09/28/45	EUR	3,800,000	(22,435)	(22,279)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.965%	Chicago Mercantile Exchange	09/28/45	EUR	5,400,000	(1,423)	(1,525)
Receive a fixed rate equal to 1.516% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	09/28/45	EUR	1,100,000	(4,297)	(4,246)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.524%	Chicago Mercantile Exchange	07/06/20	EUR	5,800,000	63,077	61,110
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.451%	Chicago Mercantile Exchange	07/09/20	EUR	5,800,000	(40,078)	(38,377)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.393%	Chicago Mercantile Exchange	08/05/20	EUR	9,800,000	(32,949)	(31,677)
Receive a fixed rate equal to 0.393% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	08/06/20	EUR	6,500,000	21,776	20,933
Receive a fixed rate equal to 0.365% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	08/25/20	EUR	19,100,000	(28,625)	(25,940)
Receive a fixed rate equal to 0.372% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	08/26/20	EUR	9,500,000	(17,795)	(16,581)
Receive a fixed rate equal to 0.434% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	08/27/20	EUR	31,800,000	167,275	166,362
Receive a fixed rate equal to 0.393% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	09/11/20	EUR	22,900,000	62,269	61,957
Receive a fixed rate equal to 0.429% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	09/18/20	EUR	31,700,000	(145,671)	(145,854)
Receive a fixed rate equal to 0.434% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	09/21/20	EUR	2,500,000	12,054	12,092
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.381%	Chicago Mercantile Exchange	09/22/20	EUR	12,700,000	(23,500)	(23,395)
Receive a fixed rate equal to 0.394% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	09/23/20	EUR	14,480,000	37,069	36,982
Receive a fixed rate equal to 0.355% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	09/25/20	EUR	17,700,000	7,027	7,097
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.369%	Chicago Mercantile Exchange	09/25/20	EUR	8,600,000	(10,078)	(10,143)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.360%	Chicago Mercantile Exchange	09/28/20	EUR	4,800,000	(2,968)	(2,988)
Receive a fixed rate equal to 1.043% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	09/11/25	EUR	11,400,000	105,315	105,655

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of September 30, 2015 (Unaudited) (Continued)

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.100% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	09/18/25	EUR	7,300,000	$(111,783)	$(112,302)
Receive a fixed rate equal to 1.101% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	09/21/25	EUR	2,400,000	36,771	36,943
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.012%	Chicago Mercantile Exchange	09/22/25	EUR	7,000,000	(39,129)	(39,038)
Receive a fixed rate equal to 0.976% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	09/24/25	EUR	16,800,000	26,904	27,350
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.990%	Chicago Mercantile Exchange	09/25/25	EUR	4,100,000	(12,745)	(12,881)
Receive a fixed rate equal to 2.899% and pay a floating rate based on the 6-month GBP-LIBOR-BBA	Chicago Mercantile Exchange	08/22/44	GBP	2,000,000	566,500	582,287
Receive a fixed rate equal to 0.754% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	05/21/24	JPY	1,855,000,000	439,630	482,538
Receive a fixed rate equal to 1.289% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	02/04/45	JPY	1,015,000,000	(162,695)	(167,798)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.558%	Chicago Mercantile Exchange	02/24/45	JPY	1,084,559,370	69,553	68,857
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 1.443%	Chicago Mercantile Exchange	02/24/45	JPY	468,636,765	(78,645)	(78,887)
Receive a fixed rate equal to 2.928% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/15/35	USD	5,400,000	435,545	435,545
Receive a fixed rate equal to 2.832% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/09/45	USD	2,000,000	126,341	126,341
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.901%	Chicago Mercantile Exchange	07/13/45	USD	4,100,000	(320,835)	(320,835)
Receive a fixed rate equal to 2.896% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/21/45	USD	1,588,000	122,538	122,538
Receive a fixed rate equal to 2.860% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/24/45	USD	2,382,000	165,212	165,212
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.782%	Chicago Mercantile Exchange	07/29/45	USD	4,000,000	(209,509)	(209,509)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.799%	Chicago Mercantile Exchange	07/30/45	USD	2,400,000	(134,367)	(134,367)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.808%	Chicago Mercantile Exchange	07/31/45	USD	9,600,000	559,121	559,121
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.687%	Chicago Mercantile Exchange	09/25/45	USD	1,700,000	(52,840)	(52,840)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.613%	Chicago Mercantile Exchange	09/28/45	USD	2,600,000	38,548	38,548
Receive a fixed rate equal to 0.347% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/09/15	USD	40,100,000	567	567
Receive a fixed rate equal to 0.704% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	08/27/16	USD	21,000,000	42,521	42,521
Receive a fixed rate equal to 0.771% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/09/16	USD	87,000,000	(238,012)	(238,012)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.924%	Chicago Mercantile Exchange	08/13/17	USD	16,000,000	58,792	58,792
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.082%	Chicago Mercantile Exchange	08/21/17	USD	15,000,000	(98,445)	(98,445)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.143%	Chicago Mercantile Exchange	08/27/17	USD	40,000,000	(307,940)	(307,940)
Receive a fixed rate equal to 1.178% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/15/18	USD	56,100,000	389,089	389,089
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.166%	Chicago Mercantile Exchange	05/20/18	USD	28,000,000	(183,185)	(183,185)
Receive a fixed rate equal to 1.208% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/21/18	USD	16,500,000	126,354	126,354
Receive a fixed rate equal to 1.224% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/27/18	USD	23,100,000	184,759	184,759
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.231%	Chicago Mercantile Exchange	05/27/18	USD	32,900,000	(269,651)	(269,651)
Receive a fixed rate equal to 1.206% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/01/18	USD	16,500,000	123,549	123,549
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.257%	Chicago Mercantile Exchange	06/04/18	USD	16,400,000	(144,457)	(144,457)

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of September 30, 2015 (Unaudited) (Continued)

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.323% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/10/18	USD	13,300,000	$139,927	$139,927
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.347%	Chicago Mercantile Exchange	06/11/18	USD	16,600,000	(185,310)	(185,310)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.374%	Chicago Mercantile Exchange	06/12/18	USD	6,632,000	(78,686)	(78,686)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.267%	Chicago Mercantile Exchange	06/19/18	USD	33,725,000	(301,400)	(301,400)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.283%	Chicago Mercantile Exchange	06/26/18	USD	11,600,000	(108,792)	(108,792)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.301%	Chicago Mercantile Exchange	07/03/18	USD	11,600,000	(113,619)	(113,619)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.249%	Chicago Mercantile Exchange	07/06/18	USD	11,600,000	(97,000)	(97,000)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.230%	Chicago Mercantile Exchange	07/14/18	USD	16,800,000	(130,012)	(130,012)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.277%	Chicago Mercantile Exchange	07/15/18	USD	56,300,000	(508,982)	(508,982)
Receive a fixed rate equal to 1.285% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/27/18	USD	108,800,000	997,034	997,034
Receive a fixed rate equal to 1.525% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/11/19	USD	37,900,000	529,296	529,296
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.465%	Chicago Mercantile Exchange	05/18/19	USD	21,400,000	(251,200)	(251,200)
Receive a fixed rate equal to 1.460% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/01/19	USD	14,800,000	168,258	168,258
Receive a fixed rate equal to 1.640% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/09/19	USD	16,400,000	292,604	292,604
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.659%	Chicago Mercantile Exchange	06/09/19	USD	16,400,000	(303,942)	(303,942)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.682%	Chicago Mercantile Exchange	06/15/19	USD	16,600,000	(320,510)	(320,510)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.686%	Chicago Mercantile Exchange	06/15/19	USD	16,600,000	(323,242)	(323,242)
Receive a fixed rate equal to 1.609% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/17/19	USD	16,600,000	276,519	276,519
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.418%	Chicago Mercantile Exchange	07/09/19	USD	10,200,000	(95,897)	(95,897)
Receive a fixed rate equal to 1.462% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/13/19	USD	21,200,000	232,035	232,035
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.557%	Chicago Mercantile Exchange	07/21/19	USD	8,503,000	(122,512)	(122,512)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.581%	Chicago Mercantile Exchange	07/24/19	USD	12,754,500	(194,826)	(194,826)
Receive a fixed rate equal to 1.493% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/29/19	USD	21,100,000	251,433	251,433
Receive a fixed rate equal to 1.502% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/30/19	USD	12,700,000	155,595	155,595
Receive a fixed rate equal to 1.534% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/31/19	USD	49,100,000	(660,767)	(660,767)
Receive a fixed rate equal to 1.743% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	08/21/19	USD	8,100,000	170,926	170,926
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.7440%	Chicago Mercantile Exchange	08/21/19	USD	32,000,000	(677,100)	(677,100)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.792%	Chicago Mercantile Exchange	08/27/19	USD	8,000,000	(183,709)	(183,709)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.301%	Chicago Mercantile Exchange	09/25/19	USD	8,600,000	30,663	30,663
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.261%	Chicago Mercantile Exchange	09/28/19	USD	12,200,000	(23,054)	(23,054)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.668%	Chicago Mercantile Exchange	10/30/19	USD	59,452,000	(1,049,792)	(1,049,792)
Receive a fixed rate equal to 2.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	11/05/19	USD	121,260,000	3,740,286	3,740,286
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.882%	Chicago Mercantile Exchange	06/30/20	USD	27,546,000	(672,466)	(672,466)

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of September 30, 2015 (Unaudited) (Continued)

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.780% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/06/20	USD	9,100,000	$177,450	$177,450
Receive a fixed rate equal to 1.622% and pay a floating rate based on the 3-month USB-LIBOR-BBA	Chicago Mercantile Exchange	09/01/20	USD	11,200,000	124,114	124,114
Receive a fixed rate equal to 1.598% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	09/01/20	USD	4,800,000	(47,635)	(47,635)
Receive a fixed rate equal to 1.626% and pay a floating rate based on the 3-month USB-LIBOR-BBA	Chicago Mercantile Exchange	09/01/20	USD	5,600,000	63,079	63,079
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.590%	Chicago Mercantile Exchange	09/08/20	USD	6,700,000	(63,038)	(63,038)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.644%%	Chicago Mercantile Exchange	09/18/20	USD	5,700,000	(67,547)	(67,547)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.391%	Chicago Mercantile Exchange	10/01/20	USD	23,700,000	16,109	16,109
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.223%	Chicago Mercantile Exchange	05/15/21	USD	12,000,000	(466,407)	(466,407)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.179%	Chicago Mercantile Exchange	07/01/21	USD	45,000,000	(1,625,425)	(1,625,425)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.557%	Chicago Mercantile Exchange	08/21/24	USD	300,000	(15,819)	(15,819)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.507%	Chicago Mercantile Exchange	10/09/24	USD	8,500,000	(409,862)	(409,862)
Receive a fixed rate equal to 2.408% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/30/24	USD	30,878,000	1,227,245	1,227,245
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.760%	Chicago Mercantile Exchange	11/05/24	USD	64,260,000	(4,468,547)	(4,468,547)
Receive a fixed rate equal to 2.133% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/20/25	USD	6,000,000	82,007	82,007
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.189%	Chicago Mercantile Exchange	05/05/25	USD	40,000,000	(714,178)	(714,178)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.168%	Chicago Mercantile Exchange	05/05/25	USD	40,000,000	638,858	638,858
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.460%	Chicago Mercantile Exchange	06/15/25	USD	16,052,667	(675,986)	(675,986)
Receive a fixed rate equal to 2.488% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/15/25	USD	19,900,000	881,268	881,268
Receive a fixed rate equal to 2.455% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/17/25	USD	19,900,000	822,477	822,477
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.467%	Chicago Mercantile Exchange	06/19/25	USD	3,655,000	(154,745)	(154,745)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.382%	Chicago Mercantile Exchange	06/23/25	USD	4,950,000	(171,467)	(171,467)
Receive a fixed rate equal to 2.528% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/15/25	USD	14,505,000	691,993	691,993
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.543%	Chicago Mercantile Exchange	07/15/25	USD	4,600,000	(225,625)	(225,625)
Receive a fixed rate equal to 2.794% and pay a floating rate based on the 3-month USB-LIBOR-BBA	Chicago Mercantile Exchange	08/24/25	USD	5,400,000	24,058	24,058
Receive a fixed rate equal to 2.810% and pay a floating rate based on the 3-month USB-LIBOR-BBA	Chicago Mercantile Exchange	08/24/25	USD	10,700,000	55,264	55,264
Receive a fixed rate equal to 2.773% and pay a floating rate based on the 3-month USB-LIBOR-BBA	Chicago Mercantile Exchange	08/25/25	USD	10,700,000	37,316	37,316
Receive a fixed rate equal to 2.848% and pay a floating rate based on the 3-month USB-LIBOR-BBA	Chicago Mercantile Exchange	08/27/25	USD	10,700,000	(72,591)	(72,591)
Receive a fixed rate equal to 2.256% and pay a floating rate based on the 3-month USB-LIBOR-BBA	Chicago Mercantile Exchange	09/01/25	USD	10,700,000	(235,385)	(235,385)
Receive a fixed rate equal to 2.260% and pay a floating rate based on the 3-month USB-LIBOR-BBA	Chicago Mercantile Exchange	09/01/25	USD	5,600,000	(125,519)	(125,519)
Receive a fixed rate equal to 2.970% and pay a floating rate based on the 3-month USB-LIBOR-BBA	Chicago Mercantile Exchange	09/01/25	USD	10,700,000	(130,006)	(130,006)
Receive a fixed rate equal to 2.245% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	09/01/25	USD	3,200,000	(67,292)	(67,292)
Receive a fixed rate equal to 2.230% and pay a floating rate based on the 3-month USB-LIBOR-BBA	Chicago Mercantile Exchange	09/08/25	USD	12,700,000	248,218	248,218
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.232%	Chicago Mercantile Exchange	09/14/25	USD	7,000,000	137,234	137,234

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of September 30, 2015 (Unaudited) (Continued)

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.299% and pay a floating rate based on the 3-month USB-LIBOR-BBA	Chicago Mercantile Exchange	09/18/25	USD	13,600,000	$350,705	$350,705
Receive a fixed rate equal to 1.991% and pay a floating rate based on the 3-month USB-LIBOR-BBA	Chicago Mercantile Exchange	10/01/25	USD	23,700,000	(70,397)	(70,397)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.294%	Chicago Mercantile Exchange	06/10/35	USD	10,000,000	(233,180)	(233,180)
Receive a fixed rate equal to 3.285% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/15/35	USD	19,900,000	450,560	450,560
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.834%	Chicago Mercantile Exchange	06/15/35	USD	19,900,000	(1,299,389)	(1,299,389)
Receive a fixed rate equal to 2.805% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/15/35	USD	15,422,500	933,794	933,794
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.810%	Chicago Mercantile Exchange	06/17/35	USD	19,900,000	(1,223,807)	(1,223,807)
Receive a fixed rate equal to 2.815% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/19/35	USD	4,187,000	260,643	260,643
Receive a fixed rate equal to 2.753% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/23/35	USD	4,950,000	257,794	257,795
Receive a fixed rate equal to 3.057% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/09/44	USD	1,400,000	156,371	156,371
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.715%	Chicago Mercantile Exchange	05/11/45	USD	6,900,000	(257,958)	(257,958)
Receive a fixed rate equal to 2.810% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/18/45	USD	4,000,000	233,602	233,602
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.659%	Chicago Mercantile Exchange	06/01/45	USD	5,900,000	(148,854)	(148,854)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.926%	Chicago Mercantile Exchange	06/09/45	USD	3,300,000	(276,374)	(276,374)
Receive a fixed rate equal to 2.905% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/09/45	USD	3,300,000	261,515	261,515
Receive a fixed rate equal to 2.959% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/15/45	USD	3,300,000	300,721	300,721
Receive a fixed rate equal to 2.980% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/15/45	USD	3,300,000	315,585	315,585
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.891%	Chicago Mercantile Exchange	06/17/45	USD	3,300,000	(251,451)	(251,451)
					$(2,963,796)	$(2,905,908)

At September 30, 2015, the following exchange-traded written options were outstanding for Voya Global Bond Portfolio:

Description	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Fair Value
Call on Eurodollar 1-Year Mid-Curve	98.87	12/11/15	524	$110,040	$(304,575)
				$110,040	$(304,575)

At September 30, 2015, the following over-the-counter written interest rate swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	0.580%	12/12/16	USD	82,945,000	$241,592	$(333,583)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	1.950%	11/12/15	USD	150,300,000	651,300	(41,873)
Put OTC Swaption	Goldman Sachs & Co.	3-month EUR-EURIBOR-Reuters	Pay	0.537%	11/18/15	EUR	280,000,000	158,287	(207,381)
Put OTC Swaption	Societe Generale	3-month EUR-EURIBOR-Reuters	Pay	0.515%	11/27/15	EUR	279,500,000	251,428	(258,664)
Call OTC Swaption	Bank of America	3-month EUR-EURIBOR-Reuters	Receive	0.477%	11/18/15	EUR	280,000,000	158,287	(75,847)
Call OTC Swaption	Societe Generale	3-month EUR-EURIBOR-Reuters	Receive	0.515%	11/27/15	EUR	279,500,000	251,428	(129,777)
Call OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Receive	2.705%	11/13/15	USD	150,300,000	736,470	(879,513)

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	0.580%	12/12/16	USD	82,945,000	$241,578	$(86,315)
				Total Written Swaptions				$2,690,370	$(2,012,953)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2015 was as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value

Interest rate contracts	Purchased Options	$1,029,764
Foreign exchange contracts	Forward foreign currency contracts	5,341,266
Interest rate contracts	Futures contracts	1,073,560
Interest rate contracts	Interest rate swaps	20,449,559
Total Asset Derivatives		$27,894,149

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$3,630,033
Interest rate contracts	Futures contracts	395,782
Interest rate contracts	Interest rate swaps	23,355,467
Foreign exchange contrats	Written options	2,317,528
Total Liability Derivatives		$29,698,810

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2015:

	Bank of America	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	HSBC Bank PLC	JPMorgan Chase & Co.	Morgan Stanley	Societe Generale	Totals
Assets:
Purchased options	$-	$-	$-	$-	$-	$-	$-	$833,015	$65,749	$-	$898,764
Forward foreign currency contracts	-	89,091	547	308,030	197,093	117,412	147,253	2,490,338	1,991,502	-	5,341,266
Total Assets	$-	$89,091	$547	$308,030	$197,093	$117,412	$147,253	$3,323,353	$2,057,251	$-	$6,240,030

Liabilities:
Forward foreign currency contracts	$-	$26,458	$-	$830,517	$719,586	$149,743	$5,937	$1,445,176	$452,616	$-	$3,630,033
Written options	75,847	-	-	-	-	207,381	-	879,513	461,771	388,441	2,012,953
Total Liabilities	$75,847	$26,458	$-	$830,517	$719,586	$357,124	$5,937	$2,324,689	$914,387	$388,441	$5,642,986

Net OTC derivative instruments by counterparty, at fair value	$(75,847)	$62,633	$547	$(522,487)	$(522,493)	$(239,712)	$141,316	$998,664	$1,142,864	$(388,441)	$597,044

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-	$-	$-	$-	$(1,050,000)	$(1,300,000)	$470,000	$(1,880,000)

Net Exposure(1)	$(75,847)	$62,633	$547	$(522,487)	$(522,493)	$(239,712)	$141,316	$(51,336)	$(157,136)	$81,559	$(1,282,956)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Voya Index Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.0%
32,051	iShares Barclays 20+ Year Treasury Bond Fund	$3,959,581	1.0
180,018	iShares iBoxx High Yield Corporate Bond Fund	14,993,699	3.8
344,909	PowerShares Senior Loan Portfolio	7,946,703	2.0
586,540	SPDR Barclays Capital High Yield Bond ETF	20,916,016	5.2
42,243	SPDR Trust Series 1	8,095,026	2.0

	Total Exchange-Traded Funds
	(Cost $61,448,051)	55,911,025	14.0

MUTUAL FUNDS: 86.0%
	Affiliated Investment Companies: 85.0%
458,496	Voya Emerging Markets Index Portfolio - Class I	4,071,444	1.0
2,791,466	Voya International Index Portfolio - Class I	24,313,672	6.1
1,361,957	Voya RussellTM Mid Cap Index Portfolio - Class I	20,184,202	5.1
19,640,000	Voya U.S. Bond Index Portfolio - Class I	210,344,396	52.6
6,382,639	Voya U.S. Stock Index Portfolio - Class I	80,804,211	20.2
		339,717,925	85.0

	Unaffiliated Investment Companies: 1.0%
793,103	@ Credit Suisse Commodity Return Strategy Fund - Class I	3,989,306	1.0

	Total Mutual Funds
	(Cost $359,399,717)	343,707,231	86.0

	Total Investments in Securities (Cost $420,847,768)	$399,618,256	100.0
	Assets in Excess of Other Liabilities	12,623	–
	Net Assets	$399,630,879	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $424,903,924.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$–
Gross Unrealized Depreciation	(25,285,668)

Net Unrealized Depreciation	$(25,285,668)

PORTFOLIO OF INVESTMENTS
Voya Index Solution Income Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$55,911,025	$–	$–	$55,911,025
Mutual Funds	343,707,231	–	–	343,707,231
Total Investments, at fair value	$399,618,256	$–	$–	$399,618,256

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$1,620,242	$3,677,243	$(380,247)	$(845,794)	$4,071,444	$31,992	$(40,557)	$-
Voya International Index Portfolio - Class I	9,897,061	18,504,463	(1,493,927)	(2,593,925)	24,313,672	290,731	486,411	-
Voya RussellTM Mid Cap Index Portfolio - Class I	13,758,745	14,598,483	(4,554,780)	(3,618,246)	20,184,202	101,793	2,541,339	628,567
Voya U.S. Bond Index Portfolio - Class I	91,093,301	143,865,412	(24,545,740)	(68,577)	210,344,396	1,016,385	(819,497)	188,714
Voya U.S. Stock Index Portfolio - Class I	27,241,973	74,893,923	(9,556,405)	(11,775,280)	80,804,211	84,378	181,515	2,547,056
	$143,611,322	$255,539,524	$(40,531,099)	$(18,901,822)	$339,717,925	$1,525,279	$2,349,211	$3,364,337

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2020 Portfolio	as of September 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.9%
935	iShares iBoxx High Yield Corporate Bond Fund	$77,876	3.7
1,791	PowerShares Senior Loan Portfolio	41,265	2.0
3,045	SPDR Barclays Capital High Yield Bond ETF	108,585	5.2
439	SPDR Trust Series 1	84,125	4.0

	Total Exchange-Traded Funds
	(Cost $317,474)	311,851	14.9

MUTUAL FUNDS: 85.0%
	Affiliated Investment Companies: 84.0%
4,773	Voya Emerging Markets Index Portfolio - Class I	42,384	2.0
29,038	Voya International Index Portfolio - Class I	252,918	12.1
8,497	Voya RussellTM Mid Cap Index Portfolio - Class I	125,919	6.1
3,043	Voya RussellTM Small Cap Index Portfolio - Class I	41,871	2.0
69,333	Voya U.S. Bond Index Portfolio - Class I	742,556	35.6
43,231	Voya U.S. Stock Index Portfolio - Class I	547,310	26.2
		1,752,958	84.0

	Unaffiliated Investment Companies: 1.0%
4,112	@ Credit Suisse Commodity Return Strategy Fund - Class I	20,686	1.0

	Total Mutual Funds
	(Cost $1,792,182)	1,773,644	85.0

	Total Investments in Securities (Cost $2,109,656)	$2,085,495	99.9
	Assets in Excess of Other Liabilities	1,336	0.1
	Net Assets	$2,086,831	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $2,111,225.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$3,455
Gross Unrealized Depreciation	(29,185)

Net Unrealized Depreciation	$(25,730)

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2020 Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$311,851	$–	$–	$311,851
Mutual Funds	1,773,644	–	–	1,773,644
Total Investments, at fair value	$2,085,495	$–	$–	$2,085,495

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$338	$44,744	$(2,118)	$(580)	$42,384	$7	$(5)	$-
Voya International Index Portfolio - Class I	2,147	269,882	(12,597)	(6,514)	252,918	66	83	-
Voya RussellTM Mid Cap Index Portfolio - Class I	2,051	128,471	(609)	(3,994)	125,919	14	469	85
Voya RussellTM Small Cap Index Portfolio - Class I	363	43,322	(33)	(1,781)	41,871	4	11	32
Voya U.S. Bond Index Portfolio - Class I	6,148	1,017,637	(284,759)	3,530	742,556	112	236	14
Voya U.S. Stock Index Portfolio - Class I	4,436	637,207	(83,898)	(10,435)	547,310	29	(442)	861
	$15,483	$2,141,263	$(384,014)	$(19,774)	$1,752,958	$232	$352	$992

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.9%
221,608	iShares iBoxx High Yield Corporate Bond Fund	$18,457,731	3.7
424,602	PowerShares Senior Loan Portfolio	9,782,830	2.0
722,205	SPDR Barclays Capital High Yield Bond ETF	25,753,830	5.2
104,005	SPDR Trust Series 1	19,930,478	4.0

	Total Exchange-Traded Funds
	(Cost $80,800,445)	73,924,869	14.9

MUTUAL FUNDS: 85.1%
	Affiliated Investment Companies: 84.1%
1,696,020	Voya Emerging Markets Index Portfolio - Class I	15,060,655	3.0
8,600,263	Voya International Index Portfolio - Class I	74,908,289	15.1
3,021,201	Voya RussellTM Mid Cap Index Portfolio - Class I	44,774,199	9.1
1,081,989	Voya RussellTM Small Cap Index Portfolio - Class I	14,888,172	3.0
11,414,043	Voya U.S. Bond Index Portfolio - Class I	122,244,396	24.7
11,405,773	Voya U.S. Stock Index Portfolio - Class I	144,397,089	29.2
		416,272,800	84.1

	Unaffiliated Investment Companies: 1.0%
976,439	@ Credit Suisse Commodity Return Strategy Fund - Class I	4,911,489	1.0

	Total Mutual Funds
	(Cost $445,098,094)	421,184,289	85.1

	Total Investments in Securities (Cost $525,898,539)	$495,109,158	100.0
	Assets in Excess of Other Liabilities	26,961	–
	Net Assets	$495,136,119	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $529,691,322.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$132,099
Gross Unrealized Depreciation	(34,714,263)

Net Unrealized Depreciation	$(34,582,164)

Voya Index Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Countinued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$73,924,869	$–	$–	$73,924,869
Mutual Funds	421,184,289	–	–	421,184,289
Total Investments, at fair value	$495,109,158	$–	$–	$495,109,158

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$14,829,930	$5,111,471	$(2,168,963)	$(2,711,783)	$15,060,655	$307,632	$39,006	$-
Voya International Index Portfolio - Class I	75,382,254	14,353,656	(7,318,791)	(7,508,830)	74,908,289	2,329,712	2,179,102	-
Voya RussellTM Mid Cap Index Portfolio - Class I	73,315,139	9,904,486	(20,968,076)	(17,477,350)	44,774,199	586,667	11,413,425	3,622,654
Voya RussellTM Small Cap Index Portfolio - Class I	15,960,453	3,432,158	(1,299,070)	(3,205,369)	14,888,172	168,315	471,484	1,355,539
Voya U.S. Bond Index Portfolio - Class I	115,918,387	35,077,632	(28,680,268)	(71,355)	122,244,396	1,432,786	(668,480)	285,400
Voya U.S. Stock Index Portfolio - Class I	141,135,730	46,685,446	(18,319,808)	(25,104,279)	144,397,089	442,405	3,032,562	13,354,581
	$436,541,893	$114,564,849	$(78,754,976)	$(56,078,966)	$416,272,800	$5,267,517	$16,467,099	$18,618,174

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 13.4%
236	iShares iBoxx High Yield Corporate Bond Fund	$19,657	2.2
93	iShares US Real Estate ETF	6,598	0.8
753	PowerShares Senior Loan Portfolio	17,349	2.0
914	SPDR Barclays Capital High Yield Bond ETF	32,593	3.7
166	SPDR Dow Jones International Real Estate ETF	6,530	0.7
184	SPDR Trust Series 1	35,260	4.0

	Total Exchange-Traded Funds
	(Cost $120,219)	117,987	13.4

MUTUAL FUNDS: 86.5%
	Affiliated Investment Companies: 85.5%
4,022	Voya Emerging Markets Index Portfolio - Class I	35,717	4.1
18,880	Voya International Index Portfolio - Class I	164,444	18.6
5,370	Voya RussellTM Mid Cap Index Portfolio - Class I	79,583	9.0
1,923	Voya RussellTM Small Cap Index Portfolio - Class I	26,459	3.0
13,808	Voya U.S. Bond Index Portfolio - Class I	147,881	16.7
23,813	Voya U.S. Stock Index Portfolio - Class I	301,468	34.1
		755,552	85.5

	Unaffiliated Investment Companies: 1.0%
1,728	@ Credit Suisse Commodity Return Strategy Fund - Class I	8,690	1.0

	Total Mutual Funds
	(Cost $777,460)	764,242	86.5

	Total Investments in Securities (Cost $897,679)	$882,229	99.9
	Assets in Excess of Other Liabilities	1,241	0.1
	Net Assets	$883,470	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $905,977.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$527
Gross Unrealized Depreciation	(24,275)

Net Unrealized Depreciation	$(23,748)

Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$117,987	$–	$–	$117,987
Mutual Funds	764,242	–	–	764,242
Total Investments, at fair value	$882,229	$–	$–	$882,229

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$772	$38,995	$(3,473)	$(577)	$35,717	$16	$(440)	$-
Voya International Index Portfolio - Class I	3,927	194,531	(29,118)	(4,896)	164,444	120	(1,103)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	2,864	87,691	(7,336)	(3,636)	79,583	23	578	140
Voya RussellTM Small Cap Index Portfolio - Class I	624	29,016	(1,786)	(1,395)	26,459	7	9	53
Voya U.S. Bond Index Portfolio - Class I	2,882	229,356	(84,843)	486	147,881	55	180	7
Voya U.S. Stock Index Portfolio - Class I	6,535	366,941	(66,691)	(5,317)	301,468	54	(4,878)	1,612
	$17,604	$946,530	$(193,247)	$(15,335)	$755,552	$275	$(5,654)	$1,812

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 13.4%
109,215	iShares iBoxx High Yield Corporate Bond Fund	$9,096,517	2.2
43,165	iShares US Real Estate ETF	3,062,557	0.7
348,767	PowerShares Senior Loan Portfolio	8,035,592	2.0
423,689	SPDR Barclays Capital High Yield Bond ETF	15,108,750	3.7
77,902	SPDR Dow Jones International Real Estate ETF	3,064,665	0.8
85,428	SPDR Trust Series 1	16,370,567	4.0

	Total Exchange-Traded Funds
	(Cost $59,327,887)	54,738,648	13.4

MUTUAL FUNDS: 86.6%
	Affiliated Investment Companies: 85.6%
1,856,334	Voya Emerging Markets Index Portfolio - Class I	16,484,248	4.0
8,706,987	Voya International Index Portfolio - Class I	75,837,858	18.6
2,755,994	Voya RussellTM Mid Cap Index Portfolio - Class I	40,843,831	10.0
1,184,371	Voya RussellTM Small Cap Index Portfolio - Class I	16,296,946	4.0
3,369,509	Voya U.S. Bond Index Portfolio - Class I	36,087,446	8.9
12,911,598	Voya U.S. Stock Index Portfolio - Class I	163,460,836	40.1
		349,011,165	85.6

	Unaffiliated Investment Companies: 1.0%
802,097	@ Credit Suisse Commodity Return Strategy Fund - Class I	4,034,550	1.0

	Total Mutual Funds
	(Cost $382,151,606)	353,045,715	86.6

	Total Investments in Securities (Cost $441,479,493)	$407,784,363	100.0
	Liabilities in Excess of Other Assets	(3,771)	–
	Net Assets	$407,780,592	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $442,319,145.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$39,630
Gross Unrealized Depreciation	(34,574,412)

Net Unrealized Depreciation	$(34,534,782)

Voya Index Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$54,738,648	$–	$–	$54,738,648
Mutual Funds	353,045,715	–	–	353,045,715
Total Investments, at fair value	$407,784,363	$–	$–	$407,784,363

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$16,566,575	$5,309,240	$(2,411,927)	$(2,979,640)	$16,484,248	$342,659	$(20,421)	$-
Voya International Index Portfolio - Class I	84,214,562	13,396,411	(12,623,493)	(9,149,622)	75,837,858	2,594,899	3,580,013	-
Voya RussellTM Mid Cap Index Portfolio - Class I	65,815,463	8,078,328	(17,522,707)	(15,527,253)	40,843,831	544,404	9,761,140	3,361,681
Voya RussellTM Small Cap Index Portfolio - Class I	17,830,097	3,401,065	(1,470,769)	(3,463,447)	16,296,946	187,487	402,980	1,509,944
Voya U.S. Bond Index Portfolio - Class I	26,425,533	20,134,416	(9,988,576)	(483,927)	36,087,446	379,706	206,680	85,696
Voya U.S. Stock Index Portfolio - Class I	166,379,505	42,135,330	(16,951,515)	(28,102,484)	163,460,836	510,113	2,637,563	15,398,421
	$377,231,735	$92,454,790	$(60,968,987)	$(59,706,373)	$349,011,165	$4,559,268	$16,567,955	$20,355,742

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.4%
33	iShares iBoxx High Yield Corporate Bond Fund	$2,749	1.0
30	iShares US Real Estate ETF	2,129	0.7
240	PowerShares Senior Loan Portfolio	5,530	2.0
78	SPDR Barclays Capital High Yield Bond ETF	2,781	1.0
54	SPDR Dow Jones International Real Estate ETF	2,124	0.7
59	SPDR Trust Series 1	11,306	4.0

	Total Exchange-Traded Funds
	(Cost $27,366)	26,619	9.4

MUTUAL FUNDS: 90.4%
	Affiliated Investment Companies: 89.4%
1,605	Voya Emerging Markets Index Portfolio - Class I	14,249	5.0
6,347	Voya International Index Portfolio - Class I	55,284	19.5
1,904	Voya RussellTM Mid Cap Index Portfolio - Class I	28,222	10.0
818	Voya RussellTM Small Cap Index Portfolio - Class I	11,261	4.0
2,074	Voya U.S. Bond Index Portfolio - Class I	22,213	7.9
9,607	Voya U.S. Stock Index Portfolio - Class I	121,629	43.0
		252,858	89.4

	Unaffiliated Investment Companies: 1.0%
552	@ Credit Suisse Commodity Return Strategy Fund - Class I	2,777	1.0

	Total Mutual Funds
	(Cost $265,727)	255,635	90.4

	Total Investments in Securities (Cost $293,093)	$282,254	99.8
	Assets in Excess of Other Liabilities	688	0.2
	Net Assets	$282,942	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $294,635.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$127
Gross Unrealized Depreciation	(12,508)

Net Unrealized Depreciation	$(12,381)

Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$26,619	$–	$–	$26,619
Mutual Funds	255,635	–	–	255,635
Total Investments, at fair value	$282,254	$–	$–	$282,254

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$1,097	$14,070	$(200)	$(718)	$14,249	$24	$(9)	$-
Voya International Index Portfolio - Class I	4,603	58,040	(3,785)	(3,574)	55,284	153	705	-
Voya RussellTM Mid Cap Index Portfolio - Class I	3,675	28,303	(1,226)	(2,530)	28,222	37	893	228
Voya RussellTM Small Cap Index Portfolio - Class I	939	11,236	(73)	(841)	11,261	11	44	85
Voya U.S. Bond Index Portfolio - Class I	919	32,842	(11,665)	117	22,213	20	(21)	3
Voya U.S. Stock Index Portfolio - Class I	9,346	131,896	(13,966)	(5,647)	121,629	56	(811)	1,686
	$20,579	$276,387	$(30,915)	$(13,193)	$252,858	$301	$801	$2,002

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.5%
20,530	iShares Barclays 20+ Year Treasury Bond Fund	$2,536,276	1.0
27,500	iShares US Real Estate ETF	1,951,125	0.8
220,928	PowerShares Senior Loan Portfolio	5,090,181	2.0
49,436	SPDR Dow Jones International Real Estate ETF	1,944,813	0.7
54,116	SPDR Trust Series 1	10,370,249	4.0

	Total Exchange-Traded Funds
	(Cost $23,044,048)	21,892,644	8.5

MUTUAL FUNDS: 91.5%
	Affiliated Investment Companies: 90.5%
1,764,664	Voya Emerging Markets Index Portfolio - Class I	15,670,218	6.0
6,109,968	Voya International Index Portfolio - Class I	53,217,818	20.6
2,094,432	Voya RussellTM Mid Cap Index Portfolio - Class I	31,039,477	12.0
750,027	Voya RussellTM Small Cap Index Portfolio - Class I	10,320,371	4.0
948,010	Voya U.S. Bond Index Portfolio - Class I	10,153,187	3.9
8,993,735	Voya U.S. Stock Index Portfolio - Class I	113,860,690	44.0
		234,261,761	90.5

	Unaffiliated Investment Companies: 1.0%
508,100	@ Credit Suisse Commodity Return Strategy Fund - Class I	2,555,744	1.0

	Total Mutual Funds
	(Cost $258,769,949)	236,817,505	91.5

	Total Investments in Securities (Cost $281,813,997)	$258,710,149	100.0
	Assets in Excess of Other Liabilities	39,307	–
	Net Assets	$258,749,456	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $282,619,325.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$16,971
Gross Unrealized Depreciation	(23,926,147)

Net Unrealized Depreciation	$(23,909,176)

Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$21,892,644	$–	$–	$21,892,644
Mutual Funds	236,817,505	–	–	236,817,505
Total Investments, at fair value	$258,710,149	$–	$–	$258,710,149

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$18,041,836	$5,780,122	$(5,534,373)	$(2,617,367)	$15,670,218	$378,112	$(688,212)	$-
Voya International Index Portfolio - Class I	57,645,216	10,384,642	(8,565,956)	(6,246,084)	53,217,818	1,799,822	2,231,132	-
Voya RussellTM Mid Cap Index Portfolio - Class I	46,417,767	7,521,259	(12,110,202)	(10,789,347)	31,039,477	481,847	5,770,888	2,975,395
Voya RussellTM Small Cap Index Portfolio - Class I	11,095,631	2,386,862	(930,689)	(2,231,433)	10,320,371	118,224	286,011	952,126
Voya U.S. Bond Index Portfolio - Class I	8,241,369	7,321,431	(5,368,764)	(40,849)	10,153,187	64,670	62,442	12,029
Voya U.S. Stock Index Portfolio - Class I	111,704,109	33,445,155	(12,164,480)	(19,124,094)	113,860,690	347,249	1,647,399	10,482,169
	$253,145,928	$66,839,471	$(44,674,464)	$(41,049,174)	$234,261,761	$3,189,924	$9,309,660	$14,421,719

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.1%
33	iShares Barclays 20+ Year Treasury Bond Fund	$4,077	0.9
44	iShares US Real Estate ETF	3,122	0.7
360	PowerShares Senior Loan Portfolio	8,294	1.9
80	SPDR Dow Jones International Real Estate ETF	3,147	0.7
88	SPDR Trust Series 1	16,864	3.9

	Total Exchange-Traded Funds
	(Cost $35,682)	35,504	8.1

MUTUAL FUNDS: 91.7%
	Affiliated Investment Companies: 90.8%
2,993	Voya Emerging Markets Index Portfolio - Class I	26,578	6.0
10,406	Voya International Index Portfolio - Class I	90,633	20.6
3,553	Voya RussellTM Mid Cap Index Portfolio - Class I	52,654	12.0
1,273	Voya RussellTM Small Cap Index Portfolio - Class I	17,510	4.0
1,658	Voya U.S. Bond Index Portfolio - Class I	17,762	4.0
15,353	Voya U.S. Stock Index Portfolio - Class I	194,371	44.2
		399,508	90.8

	Unaffiliated Investment Companies: 0.9%
827	@ Credit Suisse Commodity Return Strategy Fund - Class I	4,158	0.9

	Total Mutual Funds
	(Cost $409,393)	403,666	91.7

	Total Investments in Securities (Cost $445,075)	$439,170	99.8
	Assets in Excess of Other Liabilities	786	0.2
	Net Assets	$439,956	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $448,550.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$125
Gross Unrealized Depreciation	(9,505)

Net Unrealized Depreciation	$(9,380)

Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$35,504	$–	$–	$35,504
Mutual Funds	403,666	–	–	403,666
Total Investments, at fair value	$439,170	$–	$–	$439,170

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$1,468	$29,467	$(4,426)	$69	$26,578	$30	$(672)	$-
Voya International Index Portfolio - Class I	4,660	95,927	(7,332)	(2,622)	90,633	143	308	-
Voya RussellTM Mid Cap Index Portfolio - Class I	3,762	53,338	(1,816)	(2,630)	52,654	38	994	237
Voya RussellTM Small Cap Index Portfolio - Class I	902	17,837	(336)	(893)	17,510	9	125	76
Voya U.S. Bond Index Portfolio - Class I	666	29,822	(12,778)	52	17,762	7	39	1
Voya U.S. Stock Index Portfolio - Class I	9,031	214,264	(26,049)	(2,875)	194,371	51	(1,949)	1,554
	$20,489	$440,655	$(52,737)	$(8,899)	$399,508	$278	$(1,155)	$1,868

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.0%
5,515	iShares Barclays 20+ Year Treasury Bond Fund	$681,323	1.0
14,537	SPDR Trust Series 1	2,785,725	4.0

	Total Exchange-Traded Funds
	(Cost $3,624,474)	3,467,048	5.0

MUTUAL FUNDS: 95.0%
	Affiliated Investment Companies: 94.0%
474,602	Voya Emerging Markets Index Portfolio - Class I	4,214,467	6.0
1,763,678	Voya International Index Portfolio - Class I	15,361,633	22.1
563,261	Voya RussellTM Mid Cap Index Portfolio - Class I	8,347,523	12.0
201,703	Voya RussellTM Small Cap Index Portfolio - Class I	2,775,431	4.0
255,192	Voya U.S. Bond Index Portfolio - Class I	2,733,109	3.9
2,528,989	Voya U.S. Stock Index Portfolio - Class I	32,017,004	46.0
		65,449,167	94.0

	Unaffiliated Investment Companies: 1.0%
136,474	@ Credit Suisse Commodity Return Strategy Fund - Class I	686,464	1.0

	Total Mutual Funds
	(Cost $73,958,541)	66,135,631	95.0

	Total Investments in Securities (Cost $77,583,015)	$69,602,679	100.0
	Liabilities in Excess of Other Assets	(952)	–
	Net Assets	$69,601,727	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $77,743,360.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$2,645
Gross Unrealized Depreciation	(8,143,326)

Net Unrealized Depreciation	$(8,140,681)

Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,467,048	$–	$–	$3,467,048
Mutual Funds	66,135,631	–	–	66,135,631
Total Investments, at fair value	$69,602,679	$–	$–	$69,602,679

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$4,150,660	$2,265,755	$(1,458,017)	$(743,931)	$4,214,467	$93,821	$(142,484)	$-
Voya International Index Portfolio - Class I	13,254,966	5,120,497	(1,348,433)	(1,665,397)	15,361,633	446,586	422,553	-
Voya RussellTM Mid Cap Index Portfolio - Class I	10,669,525	3,607,632	(3,363,596)	(2,566,038)	8,347,523	119,565	1,247,971	738,313
Voya RussellTM Small Cap Index Portfolio - Class I	2,550,214	1,044,441	(251,017)	(568,207)	2,775,431	29,335	60,800	236,254
Voya U.S. Bond Index Portfolio - Class I	1,893,699	2,132,869	(1,283,005)	(10,454)	2,733,109	16,076	14,542	2,984
Voya U.S. Stock Index Portfolio - Class I	26,975,612	13,889,934	(3,786,396)	(5,062,146)	32,017,004	93,355	257,288	2,818,058
	$59,494,676	$28,061,128	$(11,490,464)	$(10,616,173)	$65,449,167	$798,738	$1,860,670	$3,795,609

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.9%
11	iShares Barclays 20+ Year Treasury Bond Fund	$1,359	1.0
29	SPDR Trust Series 1	5,557	3.9

	Total Exchange-Traded Funds
	(Cost $7,158)	6,916	4.9

MUTUAL FUNDS: 94.9%
	Affiliated Investment Companies: 93.9%
952	Voya Emerging Markets Index Portfolio - Class I	8,454	6.0
3,538	Voya International Index Portfolio - Class I	30,819	22.0
1,130	Voya RussellTM Mid Cap Index Portfolio - Class I	16,743	12.0
405	Voya RussellTM Small Cap Index Portfolio - Class I	5,568	4.0
513	Voya U.S. Bond Index Portfolio - Class I	5,500	3.9
5,082	Voya U.S. Stock Index Portfolio - Class I	64,336	46.0
		131,420	93.9

	Unaffiliated Investment Companies: 1.0%
271	@ Credit Suisse Commodity Return Strategy Fund - Class I	1,361	1.0

	Total Mutual Funds
	(Cost $136,626)	132,781	94.9

	Total Investments in Securities (Cost $143,784)	$139,697	99.8
	Assets in Excess of Other Liabilities	255	0.2
	Net Assets	$139,952	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $145,700.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$23
Gross Unrealized Depreciation	(6,026)

Net Unrealized Depreciation	$(6,003)

Voya Index Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,916	$–	$–	$6,916
Mutual Funds	132,781	–	–	132,781
Total Investments, at fair value	$139,697	$–	$–	$139,697

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$-	$12,881	$(4,277)	$(150)	$8,454	$22	$(362)	$-
Voya International Index Portfolio - Class I	-	40,851	(8,513)	(1,519)	30,819	104	(69)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	-	19,405	(2,088)	(574)	16,743	28	(139)	173
Voya RussellTM Small Cap Index Portfolio - Class I	-	6,069	(248)	(253)	5,568	7	(28)	55
Voya U.S. Bond Index Portfolio - Class I	-	8,820	(3,343)	23	5,500	6	(11)	1
Voya U.S. Stock Index Portfolio - Class I	-	76,101	(10,464)	(1,301)	64,336	46	(1,267)	1,389
	$-	$164,127	$(28,933)	$(3,774)	$131,420	$213	$(1,876)	$1,618

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.1%
954	iShares MSCI Emerging Markets Index Fund	$31,272	0.6
1,344	iShares Russell 1000 Value Index Fund	125,368	2.5
786	SPDR Trust Series 1	150,622	3.0

	Total Exchange-Traded Funds
	(Cost $332,669)	307,262	6.1

MUTUAL FUNDS: 93.9%
	Affiliated Investment Companies: 92.9%
41,799	Voya International Core Fund - Class I	379,114	7.5
11,585	Voya International Index Portfolio - Class I	100,904	2.0
21,345	Voya Large Cap Growth Portfolio - Class I	378,017	7.5
32,965	Voya Large Cap Value Fund - Class R6	377,124	7.5
14,676	Voya MidCap Opportunities Portfolio - Class I	213,975	4.3
25,555	Voya Multi-Manager Emerging Markets Equity Fund - Class I	221,819	4.4
46,982	Voya Multi-Manager International Equity Fund - Class I	479,216	9.5
36,686	Voya Multi-Manager Large Cap Core Portfolio - Class I	502,234	10.0
34,324	Voya Multi-Manager Mid Cap Value Fund - Class I	402,272	8.0
7,295	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	188,584	3.7
10,552	Voya Small Company Portfolio - Class I	200,270	4.0
39,755	Voya U.S. Stock Index Portfolio - Class I	503,302	10.0
3,006	VY® Clarion Real Estate Portfolio - Class I	99,665	2.0
16,971	VY® Invesco Comstock Portfolio - Class I	251,178	5.0
4,789	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	379,800	7.5
		4,677,474	92.9

	Unaffiliated Investment Companies: 1.0%
9,838	@ Credit Suisse Commodity Return Strategy Fund - Class I	49,484	1.0

	Total Mutual Funds
	(Cost $5,340,263)	4,726,958	93.9

	Total Investments in Securities (Cost $5,672,932)	$5,034,220	100.0
	Assets in Excess of Other Liabilities	384	–
	Net Assets	$5,034,604	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $5,794,645.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$–
Gross Unrealized Depreciation	(760,425)

Net Unrealized Depreciation	$(760,425)

Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$307,262	$–	$–	$307,262
Mutual Funds	4,726,958	–	–	4,726,958
Total Investments, at fair value	$5,034,220	$–	$–	$5,034,220

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$70,566	$82,197	$(158,928)	$6,165	$-	$1,726	$(22,957)	$-
Voya International Core Fund - Class I	271,737	253,624	(152,010)	5,763	379,114	-	(19,294)	-
Voya International Index Portfolio - Class I	71,613	103,028	(66,100)	(7,637)	100,904	2,623	(1,138)	-
Voya Large Cap Growth Portfolio - Class I	277,320	299,231	(134,374)	(64,160)	378,017	2,487	7,433	43,031
Voya Large Cap Value Fund - Class R6	288,310	367,621	(238,240)	(40,567)	377,124	3,051	(15,437)	11,276
Voya MidCap Opportunities Portfolio - Class I	149,439	150,905	(77,563)	(8,806)	213,975	-	(3,091)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	209,270	197,917	(148,928)	(36,440)	221,819	-	(8,328)	-
Voya Multi-Manager International Equity Fund - Class I	340,375	330,273	(173,826)	(17,606)	479,216	-	(9,321)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	299,936	447,933	(164,275)	(81,360)	502,234	888	4,288	35,992
Voya Multi-Manager Mid Cap Value Fund - Class I	333,961	276,094	(198,755)	(9,028)	402,272	-	(21,586)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	185,888	135,775	(106,253)	(26,826)	188,584	1,451	17,116	-
Voya Small Company Portfolio - Class I	150,688	158,542	(79,979)	(28,981)	200,270	875	(9,038)	25,265
Voya U.S. Stock Index Portfolio - Class I	268,895	594,771	(283,973)	(76,391)	503,302	1,377	963	41,580
VY® Clarion Real Estate Portfolio - Class I	77,170	79,594	(43,962)	(13,137)	99,665	1,918	7,360	-
VY® Invesco Comstock Portfolio - Class I	110,975	249,558	(72,703)	(36,652)	251,178	1,446	4,095	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	276,458	312,592	(142,056)	(67,194)	379,800	-	13,595	57,514
	$3,382,601	$4,039,655	$(2,241,925)	$(502,857)	$4,677,474	$17,842	$(55,340)	$214,658

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.2%
3,894	iShares Barclays 20+ Year Treasury Bond Fund	$481,065	1.0
5,832	iShares iBoxx High Yield Corporate Bond Fund	485,747	1.0
3,826	iShares MSCI Emerging Markets Index Fund	125,416	0.2
7,698	SPDR Trust Series 1	1,475,168	3.0

	Total Exchange-Traded Funds
	(Cost $2,736,634)	2,567,396	5.2

MUTUAL FUNDS: 94.8%
	Affiliated Investment Companies: 93.8%
244,471	Voya Floating Rate Fund - Class I	2,420,265	5.0
245,795	Voya Global Bond Fund - Class R6	2,406,338	4.9
315,952	Voya High Yield Bond Fund - Class I	2,429,671	5.0
97,003	Voya Intermediate Bond Fund - Class R6	967,117	2.0
245,030	Voya International Core Fund - Class I	2,222,420	4.5
113,197	Voya International Index Portfolio - Class I	985,947	2.0
166,909	Voya Large Cap Growth Portfolio - Class I	2,955,953	6.0
322,052	Voya Large Cap Value Fund - Class R6	3,684,273	7.5
134,964	Voya MidCap Opportunities Portfolio - Class I	1,967,780	4.0
99,471	Voya Multi-Manager Emerging Markets Equity Fund - Class I	863,411	1.8
120,807	Voya Multi-Manager International Equity Fund - Class I	1,232,234	2.5
215,179	Voya Multi-Manager Large Cap Core Portfolio - Class I	2,945,803	6.0
188,659	Voya Multi-Manager Mid Cap Value Fund - Class I	2,211,084	4.5
9,505	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	245,700	0.5
97,514	Voya Short Term Bond Fund - Class R6	967,336	2.0
51,561	Voya Small Company Portfolio - Class I	978,622	2.0
180,318	Voya U.S. Bond Index Portfolio - Class I	1,931,210	4.0
155,330	Voya U.S. Stock Index Portfolio - Class I	1,966,479	4.0
103,835	VY® BlackRock Inflation Protected Bond Portfolio - Class I	966,706	2.0

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies: (continued)
29,379		VY® Clarion Real Estate Portfolio - Class I	$974,200	2.0
95,993	@	VY® Goldman Sachs Bond Portfolio - Class I	966,648	2.0
116,170		VY® Invesco Comstock Portfolio - Class I	1,719,322	3.5
193,208		VY® T. Rowe Price Capital Appreciation Portfolio - Class I	4,892,021	10.0
37,447	@	VY® T. Rowe Price Growth Equity Portfolio - Class I	2,969,896	6.1
			45,870,436	93.8

		Unaffiliated Investment Companies: 1.0%
96,363	@	Credit Suisse Commodity Return Strategy Fund - Class I	484,707	1.0

	Total Mutual Funds
	(Cost $49,334,566)		46,355,143	94.8

	Total Investments in Securities (Cost $52,071,200)		$48,922,539	100.0
	Liabilities in Excess of Other Assets		(6,239)	–
	Net Assets		$48,916,300	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $52,315,506.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$124,835
Gross Unrealized Depreciation	(3,517,802)

Net Unrealized Depreciation	$(3,392,967)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,567,396	$–	$–	$2,567,396
Mutual Funds	46,355,143	–	–	46,355,143
Total Investments, at fair value	$48,922,539	$–	$–	$48,922,539

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$990,459	$269,532	$(1,358,117)	$98,126	$-	$20,328	$(241,516)	$-
Voya Floating Rate Fund - Class I	2,613,239	299,895	(470,448)	(22,421)	2,420,265	79,434	(3,010)	-
Voya Global Bond Fund - Class R6	2,592,404	349,615	(488,386)	(47,295)	2,406,338	-	(34,089)	-
Voya High Yield Bond Fund - Class I	3,104,619	445,449	(1,061,032)	(59,365)	2,429,671	114,544	(45,979)	-
Voya Intermediate Bond Fund - Class R6	1,848,477	728,942	(1,573,681)	(36,621)	967,117	31,243	33,365	-
Voya International Core Fund - Class I	1,529,318	987,876	(191,184)	(103,590)	2,222,420	-	12,181	-
Voya International Index Portfolio - Class I	1,510,736	238,644	(696,396)	(67,037)	985,947	30,661	46,737	-
Voya Large Cap Growth Portfolio - Class I	2,603,140	1,192,009	(337,560)	(501,636)	2,955,953	17,565	116,834	303,976
Voya Large Cap Value Fund - Class R6	3,137,403	1,434,273	(361,893)	(525,510)	3,684,273	28,702	547	115,155
Voya MidCap Opportunities Portfolio - Class I	1,709,949	594,388	(198,111)	(138,446)	1,967,780	-	50,490	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	978,763	210,688	(164,759)	(161,281)	863,411	-	(3,971)	-
Voya Multi-Manager International Equity Fund - Class I	1,511,523	214,369	(438,302)	(55,356)	1,232,234	-	45,626	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	3,169,348	659,927	(422,086)	(461,386)	2,945,803	4,638	65,746	188,047
Voya Multi-Manager Mid Cap Value Fund - Class I	3,133,669	289,859	(1,081,115)	(131,329)	2,211,084	-	18,846	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	1,439,526	64,906	(1,091,960)	(166,772)	245,700	2,226	218,122	-
Voya Short Term Bond Fund - Class R6	1,050,880	119,538	(200,992)	(2,090)	967,336	15,086	(1,133)	-
Voya Small Company Portfolio - Class I	1,061,344	250,024	(121,336)	(211,410)	978,622	5,151	14,414	148,787
Voya U.S. Bond Index Portfolio - Class I	2,375,676	1,834,276	(2,242,340)	(36,402)	1,931,210	14,299	24,768	4,518
Voya U.S. Stock Index Portfolio - Class I	1,567,935	2,375,079	(1,748,136)	(228,399)	1,966,479	2,925	37,125	88,302
VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,040,399	133,537	(211,971)	4,741	966,706	9,345	(30,093)	-
VY® Clarion Real Estate Portfolio - Class I	1,089,539	223,544	(208,892)	(129,991)	974,200	16,728	75,383	-
VY® Goldman Sachs Bond Portfolio - Class I	-	1,397,803	(437,877)	6,722	966,648	-	1,623	-
VY® Invesco Comstock Portfolio - Class I	1,562,088	555,121	(182,330)	(215,557)	1,719,322	9,482	19,951	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	5,249,773	1,069,715	(694,546)	(732,921)	4,892,021	13,584	101,240	681,245
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,594,070	1,309,908	(373,697)	(560,385)	2,969,896	-	183,029	430,872
	$49,464,277	$17,248,917	$(16,357,147)	$(4,485,611)	$45,870,436	$415,941	$706,236	$1,960,902

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.5%
1,357	iShares Barclays 20+ Year Treasury Bond Fund	$167,644	1.0
5,082	iShares iBoxx High Yield Corporate Bond Fund	423,280	2.5
2,683	SPDR Trust Series 1	514,143	3.0

	Total Exchange-Traded Funds
	(Cost $1,180,952)	1,105,067	6.5

MUTUAL FUNDS: 93.5%
	Affiliated Investment Companies: 92.5%
119,199	Voya Floating Rate Fund - Class I	1,180,072	7.0
205,473	Voya Global Bond Fund - Class R6	2,011,580	11.9
164,951	Voya High Yield Bond Fund - Class I	1,268,472	7.5
109,788	Voya Intermediate Bond Fund - Class R6	1,094,588	6.5
59,117	Voya International Index Portfolio - Class I	514,907	3.1
29,022	Voya Large Cap Growth Portfolio - Class I	513,977	3.0
44,828	Voya Large Cap Value Fund - Class R6	512,829	3.0
23,484	Voya MidCap Opportunities Portfolio - Class I	342,390	2.0
29,178	Voya Multi-Manager Mid Cap Value Fund - Class I	341,969	2.0
135,837	Voya Short Term Bond Fund - Class R6	1,347,501	8.0
172,701	Voya U.S. Bond Index Portfolio - Class I	1,849,631	10.9
27,022	Voya U.S. Stock Index Portfolio - Class I	342,100	2.0
162,724	VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,514,965	9.0
108,649	@ VY® Goldman Sachs Bond Portfolio - Class I	1,094,092	6.5
67,283	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,703,597	10.1
		15,632,670	92.5

	Unaffiliated Investment Companies: 1.0%
33,574	@ Credit Suisse Commodity Return Strategy Fund - Class I	168,875	1.0

	Total Mutual Funds
	(Cost $16,699,443)	15,801,545	93.5

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Total Investments in Securities (Cost $17,880,395)	$16,906,612	100.0
Assets in Excess of Other Liabilities	1,105	–
Net Assets	$16,907,717	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $18,081,465.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$7,184
Gross Unrealized Depreciation	(1,182,037)

Net Unrealized Depreciation	$(1,174,853)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,105,067	$–	$–	$1,105,067
Mutual Funds	15,801,545	–	–	15,801,545
Total Investments, at fair value	$16,906,612	$–	$–	$16,906,612

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$1,239,823	$176,863	$(223,134)	$(13,480)	$1,180,072	$37,671	$1,510	$-
Voya Global Bond Fund - Class R6	2,108,839	299,121	(347,709)	(48,671)	2,011,580	-	(17,205)	-
Voya High Yield Bond Fund - Class I	1,757,391	333,619	(807,845)	(14,693)	1,268,472	61,554	(31,396)	-
Voya Intermediate Bond Fund - Class R6	1,163,478	540,872	(593,567)	(16,195)	1,094,588	25,112	3,393	-
Voya International Index Portfolio - Class I	511,860	159,898	(123,544)	(33,307)	514,907	15,790	1,384	-
Voya Large Cap Growth Portfolio - Class I	265,344	440,016	(104,812)	(86,571)	513,977	2,891	16,554	50,033
Voya Large Cap Value Fund - Class R6	532,164	191,036	(137,905)	(72,466)	512,829	4,254	3,297	19,411
Voya MidCap Opportunities Portfolio - Class I	623,820	79,470	(304,023)	(56,877)	342,390	-	59,982	-
Voya Multi-Manager Mid Cap Value Fund - Class I	619,328	93,524	(367,206)	(3,677)	341,969	-	(6,264)	-
Voya Short Term Bond Fund - Class R6	1,424,594	190,960	(265,080)	(2,973)	1,347,501	20,358	(1,347)	-
Voya U.S. Bond Index Portfolio - Class I	3,131,187	927,313	(2,196,893)	(11,976)	1,849,631	18,505	6,776	4,241
Voya U.S. Stock Index Portfolio - Class I	-	420,258	(23,988)	(54,170)	342,100	994	(1,673)	30,006
VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,586,972	227,511	(305,304)	5,786	1,514,965	14,239	(44,585)	-
VY® Goldman Sachs Bond Portfolio - Class I	-	1,547,000	(460,092)	7,184	1,094,092	-	1,252	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,778,512	441,378	(287,839)	(228,454)	1,703,597	4,559	14,869	228,645
VY® T. Rowe Price Growth Equity Portfolio - Class I	263,628	18,879	(239,882)	(42,625)	-	-	59,016	-
	$17,006,940	$6,087,718	$(6,788,823)	$(673,165)	$15,632,670	$205,927	$65,563	$332,336

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.0%
49,539		iShares Barclays 20+ Year Treasury Bond Fund	$6,120,048	1.0
74,198		iShares iBoxx High Yield Corporate Bond Fund	6,179,951	1.0
32,604		SPDR Trust Series 1	6,247,905	1.0

	Total Exchange-Traded Funds
	(Cost $19,772,785)		18,547,904	3.0

MUTUAL FUNDS: 97.0%
		Affiliated Investment Companies: 96.0%
3,102,543		Voya Floating Rate Fund - Class I	30,715,173	5.0
3,743,087		Voya Global Bond Fund - Class R6	36,644,826	5.9
2,401,381		Voya High Yield Bond Fund - Class I	18,466,617	3.0
4,923,873		Voya Intermediate Bond Fund - Class R6	49,091,012	8.0
2,071,227		Voya International Core Fund - Class I	18,786,025	3.0
1,435,324		Voya International Index Portfolio - Class I	12,501,675	2.0
1,057,893		Voya Large Cap Growth Portfolio - Class I	18,735,277	3.0
2,178,629		Voya Large Cap Value Fund - Class R6	24,923,520	4.0
641,844		Voya MidCap Opportunities Portfolio - Class I	9,358,083	1.5
1,905,221		Voya Multi-Manager Large Cap Core Portfolio - Class I	26,082,469	4.2
797,546		Voya Multi-Manager Mid Cap Value Fund - Class I	9,347,239	1.5
4,949,759		Voya Short Term Bond Fund - Class R6	49,101,605	8.0
7,322,657		Voya U.S. Bond Index Portfolio - Class I	78,425,652	12.7
1,974,508		Voya U.S. Stock Index Portfolio - Class I	24,997,265	4.1
5,929,504		VY® BlackRock Inflation Protected Bond Portfolio - Class I	55,203,678	9.0
372,713		VY® Clarion Real Estate Portfolio - Class I	12,359,169	2.0
4,872,603	@	VY® Goldman Sachs Bond Portfolio - Class I	49,067,112	8.0
1,960,799		VY® T. Rowe Price Capital Appreciation Portfolio - Class I	49,647,433	8.0
237,289	@	VY® T. Rowe Price Growth Equity Portfolio - Class I	18,819,429	3.1
			592,273,259	96.0

	Unaffiliated Investment Companies: 1.0%
1,225,997	@ Credit Suisse Commodity Return Strategy Fund - Class I	$6,166,763	1.0

	Total Mutual Funds
	(Cost $627,160,913)	598,440,022	97.0

	Total Investments in Securities (Cost $646,933,698)	$616,987,926	100.0
	Liabilities in Excess of Other Assets	(66,070)	–
	Net Assets	$616,921,856	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $652,967,725.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$2,126,057
Gross Unrealized Depreciation	(38,105,856)

Net Unrealized Depreciation	$(35,979,799)

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$18,547,904	$–	$–	$18,547,904
Mutual Funds	598,440,022	–	–	598,440,022
Total Investments, at fair value	$616,987,926	$–	$–	$616,987,926

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$8,405,003	$25,951,995	$(3,269,687)	$(372,138)	$30,715,173	$379,305	$13,894	$-
Voya Global Bond Fund - Class R6	10,005,050	28,651,920	(4,728,488)	2,716,344	36,644,826	-	(495,694)	-
Voya High Yield Bond Fund - Class I	6,638,416	16,481,308	(4,198,190)	(454,917)	18,466,617	320,442	(186,506)	-
Voya Intermediate Bond Fund - Class R6	16,988,417	41,812,805	(9,532,331)	(177,879)	49,091,012	413,019	(16,976)	-
Voya International Core Fund - Class I	-	21,558,162	(1,049,393)	(1,722,744)	18,786,025	-	(52,253)	-
Voya International Index Portfolio - Class I	4,857,208	11,726,130	(2,922,398)	(1,159,265)	12,501,675	93,776	117,353	-
Voya Large Cap Growth Portfolio - Class I	4,983,918	17,333,494	(1,485,643)	(2,096,492)	18,735,277	26,647	375,013	461,148
Voya Large Cap Value Fund - Class R6	5,846,561	24,703,039	(2,998,140)	(2,627,940)	24,923,520	49,026	(122,360)	209,473
Voya MidCap Opportunities Portfolio - Class I	5,077,224	8,379,248	(3,126,252)	(972,137)	9,358,083	-	395,152	-
Voya Multi-Manager International Equity Fund - Class I	3,239,895	174,268	(3,725,871)	311,708	-	-	(90)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	7,221,013	25,642,991	(3,951,507)	(2,830,028)	26,082,469	9,751	333,922	395,388
Voya Multi-Manager Mid Cap Value Fund - Class I	5,039,270	8,486,258	(3,508,552)	(669,737)	9,347,239	-	(19,685)	-
Voya Short Term Bond Fund - Class R6	13,520,585	41,324,144	(5,744,233)	1,109	49,101,605	282,839	(37,586)	-
Voya U.S. Bond Index Portfolio - Class I	31,839,986	72,726,184	(26,474,955)	334,437	78,425,652	200,378	(40,677)	44,316
Voya U.S. Stock Index Portfolio - Class I	-	28,446,026	(1,145,079)	(2,303,682)	24,997,265	9,019	(180,798)	272,250
VY® BlackRock Inflation Protected Bond Portfolio - Class I	15,057,129	46,325,118	(6,387,777)	209,208	55,203,678	133,879	(1,018,548)	-
VY® Clarion Real Estate Portfolio - Class I	3,505,431	10,838,758	(1,060,364)	(924,656)	12,359,169	50,853	309,055	-
VY® Goldman Sachs Bond Portfolio - Class I	-	57,098,074	(8,331,853)	300,891	49,067,112	-	35,747	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	13,508,310	43,977,180	(4,277,230)	(3,560,827)	49,647,433	33,039	(217)	1,656,964
VY® T. Rowe Price Growth Equity Portfolio - Class I	4,171,518	18,262,450	(1,310,374)	(2,304,165)	18,819,429	-	446,612	655,930
	$159,904,934	$549,899,552	$(99,228,317)	$(18,302,910)	$592,273,259	$2,001,973	$(144,642)	$3,695,469

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.5%
60,049	iShares Barclays 20+ Year Treasury Bond Fund	$7,418,454	1.0
89,939	iShares iBoxx High Yield Corporate Bond Fund	7,491,019	1.0
4,690	iShares MSCI Emerging Markets Index Fund	153,738	0.0
203,039	iShares Russell 1000 Value Index Fund	18,939,478	2.5
158,337	SPDR Trust Series 1	30,342,119	4.0

	Total Exchange-Traded Funds
	(Cost $69,442,582)	64,344,808	8.5

MUTUAL FUNDS: 91.5%
	Affiliated Investment Companies: 90.5%
2,262,328	Voya Floating Rate Fund - Class I	22,397,043	3.0
1,515,717	Voya Global Bond Fund - Class R6	14,838,866	2.0
2,924,191	Voya High Yield Bond Fund - Class I	22,487,030	3.0
2,243,848	Voya Intermediate Bond Fund - Class R6	22,371,163	2.9
5,039,025	Voya International Core Fund - Class I	45,703,956	6.0
1,746,429	Voya International Index Portfolio - Class I	15,211,395	2.0
3,216,466	Voya Large Cap Growth Portfolio - Class I	56,963,607	7.5
4,963,298	Voya Large Cap Value Fund - Class R6	56,780,125	7.5
2,212,509	Voya MidCap Opportunities Portfolio - Class I	32,258,386	4.3
3,494,711	Voya Multi-Manager Emerging Markets Equity Fund - Class I	30,334,090	4.0
5,964,036	Voya Multi-Manager International Equity Fund - Class I	60,833,169	8.0
4,700,320	Voya Multi-Manager Large Cap Core Portfolio - Class I	64,347,377	8.5
4,365,932	Voya Multi-Manager Mid Cap Value Fund - Class I	51,168,721	6.7
733,275	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	18,955,148	2.5
1,193,095	Voya Small Company Portfolio - Class I	22,644,940	3.0
3,593,142	Voya U.S. Stock Index Portfolio - Class I	45,489,175	6.0
453,124	VY® Clarion Real Estate Portfolio - Class I	15,025,578	2.0
2,047,184	VY® Invesco Comstock Portfolio - Class I	30,298,321	4.0
722,124	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	57,271,620	7.6
		685,379,710	90.5
	Unaffiliated Investment Companies: 1.0%
1,486,484	@ Credit Suisse Commodity Return Strategy Fund - Class I	7,477,016	1.0

	Total Mutual Funds
	(Cost $753,428,289)	692,856,726	91.5

	Total Investments in Securities (Cost $822,870,871)	$757,201,534	100.0
	Assets in Excess of Other Liabilities	14,310	–
	Net Assets	$757,215,844	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $824,687,959.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$–
Gross Unrealized Depreciation	(67,486,425)

Net Unrealized Depreciation	$(67,486,425)

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$64,344,808	$–	$–	$64,344,808
Mutual Funds	692,856,726	–	–	692,856,726
Total Investments, at fair value	$757,201,534	$–	$–	$757,201,534

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$613,979	$16,612,467	$(17,286,811)	$60,365	$-	$13,114	$(1,144,162)	$-
Voya Floating Rate Fund - Class I	973,576	24,954,781	(3,245,385)	(285,929)	22,397,043	159,394	(50,156)	-
Voya Global Bond Fund - Class R6	643,873	16,603,275	(2,411,617)	3,335	14,838,866	-	(45,423)	-
Voya High Yield Bond Fund - Class I	1,608,616	25,112,345	(3,516,241)	(717,690)	22,487,030	211,360	(143,717)	-
Voya Intermediate Bond Fund - Class R6	-	25,808,910	(3,378,320)	(59,427)	22,371,163	81,528	(23,002)	-
Voya International Core Fund - Class I	1,740,018	50,625,242	(1,882,492)	(4,778,812)	45,703,956	-	(188,135)	-
Voya International Index Portfolio - Class I	937,283	17,047,056	(1,018,241)	(1,754,703)	15,211,395	19,796	(36,025)	-
Voya Large Cap Growth Portfolio - Class I	1,938,889	62,391,367	(2,159,074)	(5,207,575)	56,963,607	14,143	81,332	244,747
Voya Large Cap Value Fund - Class R6	1,601,294	64,033,688	(3,042,683)	(5,812,174)	56,780,125	16,939	(242,882)	61,106
Voya MidCap Opportunities Portfolio - Class I	1,224,966	35,295,447	(1,183,628)	(3,078,399)	32,258,386	-	57,591	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,213,144	33,989,809	(1,429,717)	(3,439,146)	30,334,090	-	(227,898)	-
Voya Multi-Manager International Equity Fund - Class I	2,344,334	67,904,775	(2,343,759)	(7,072,181)	60,833,169	-	(54,014)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	2,787,685	71,518,577	(3,815,711)	(6,143,174)	64,347,377	4,233	(29,151)	171,620
Voya Multi-Manager Mid Cap Value Fund - Class I	2,674,553	55,815,049	(2,633,609)	(4,687,272)	51,168,721	-	(188,171)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	1,462,299	20,764,767	(1,255,707)	(2,016,211)	18,955,148	7,326	196,035	-
Voya Small Company Portfolio - Class I	988,576	24,885,093	(915,656)	(2,313,073)	22,644,940	4,985	(36,690)	143,988
Voya U.S. Stock Index Portfolio - Class I	1,113,525	50,219,683	(2,313,978)	(3,530,055)	45,489,175	3,820	(162,447)	115,315
VY® Clarion Real Estate Portfolio - Class I	676,956	16,635,522	(1,642,757)	(644,143)	15,025,578	10,777	61,112	-
VY® Invesco Comstock Portfolio - Class I	969,552	34,112,306	(1,156,077)	(3,627,460)	30,298,321	6,824	(9,998)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	2,444,693	181,871	(2,488,627)	(137,937)	-	-	209,379	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,931,738	63,310,044	(2,199,353)	(5,770,809)	57,271,620	-	116,675	339,146
	$29,889,549	$777,822,074	$(61,319,443)	$(61,012,470)	$685,379,710	$554,239	$(1,859,747)	$1,075,922

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution Moderately Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.0%
3,413	iShares Barclays 20+ Year Treasury Bond Fund	$421,642	1.0
5,112	iShares iBoxx High Yield Corporate Bond Fund	425,779	1.0
6,748	SPDR Trust Series 1	1,293,119	3.0

	Total Exchange-Traded Funds
	(Cost $2,273,585)	2,140,540	5.0

MUTUAL FUNDS: 95.0%
	Affiliated Investment Companies: 94.0%
97,861	Voya Emerging Markets Index Portfolio - Class I	869,003	2.0
214,200	Voya Floating Rate Fund - Class I	2,120,577	5.0
215,373	Voya Global Bond Fund - Class R6	2,108,506	4.9
276,781	Voya High Yield Bond Fund - Class I	2,128,449	5.0
276,197	Voya Intermediate Bond Fund - Class R6	2,753,683	6.5
238,550	Voya International Core Fund - Class I	2,163,645	5.1
99,155	Voya International Index Portfolio - Class I	863,638	2.0
67,009	Voya Large Cap Growth Portfolio - Class I	1,186,725	2.8
112,856	Voya Large Cap Value Fund - Class R6	1,291,071	3.0
103,445	Voya MidCap Opportunities Portfolio - Class I	1,508,229	3.5
62,802	Voya Multi-Manager Large Cap Core Portfolio - Class I	859,758	2.0
137,759	Voya Multi-Manager Mid Cap Value Fund - Class I	1,614,538	3.8
4,188	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	108,259	0.3
213,577	Voya Short Term Bond Fund - Class R6	2,118,682	5.0
45,160	Voya Small Company Portfolio - Class I	857,137	2.0
434,478	Voya U.S. Bond Index Portfolio - Class I	4,653,261	10.9
68,012	Voya U.S. Stock Index Portfolio - Class I	861,032	2.0
227,440	VY® BlackRock Inflation Protected Bond Portfolio - Class I	2,117,465	5.0
25,735	VY® Clarion Real Estate Portfolio - Class I	853,368	2.0
273,333	@ VY® Goldman Sachs Bond Portfolio - Class I	2,752,464	6.4
50,887	VY® Invesco Comstock Portfolio - Class I	753,121	1.8
169,253	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	4,285,476	10.0
16,393	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	1,300,110	3.0
		40,128,197	94.0

	Unaffiliated Investment Companies: 1.0%
84,453	@ Credit Suisse Commodity Return Strategy Fund - Class I	424,798	1.0

	Total Mutual Funds
	(Cost $43,004,959)	40,552,995	95.0

	Total Investments in Securities (Cost $45,278,544)	$42,693,535	100.0
	Liabilities in Excess of Other Assets	(5,266)	–
	Net Assets	$42,688,269	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $45,700,628.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$211,247
Gross Unrealized Depreciation	(3,218,340)

Net Unrealized Depreciation	$(3,007,093)

Voya Solution Moderately Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,140,540	$–	$–	$2,140,540
Mutual Funds	40,552,995	–	–	40,552,995
Total Investments, at fair value	$42,693,535	$–	$–	$42,693,535

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$850,238	$347,780	$(197,718)	$(131,297)	$869,003	$17,125	$(13,147)	$-
Voya Floating Rate Fund - Class I	2,245,771	332,598	(435,779)	(22,013)	2,120,577	67,489	916	-
Voya Global Bond Fund - Class R6	2,228,129	377,811	(452,368)	(45,066)	2,108,506	-	(23,596)	-
Voya High Yield Bond Fund - Class I	2,665,179	516,171	(993,696)	(59,205)	2,128,449	97,258	(30,130)	-
Voya Intermediate Bond Fund - Class R6	3,859,131	532,311	(1,598,063)	(39,696)	2,753,683	66,589	13,793	-
Voya International Core Fund - Class I	875,804	1,671,473	(242,852)	(140,780)	2,163,645	-	3,892	-
Voya International Index Portfolio - Class I	1,297,538	291,802	(683,469)	(42,233)	863,638	25,894	27,111	-
Voya Large Cap Growth Portfolio - Class I	1,117,967	459,891	(194,833)	(196,300)	1,186,725	6,732	52,931	116,498
Voya Large Cap Value Fund - Class R6	1,796,615	387,256	(690,687)	(202,113)	1,291,071	12,691	9,479	66,149
Voya MidCap Opportunities Portfolio - Class I	1,242,951	583,470	(199,553)	(118,639)	1,508,229	-	53,406	-
Voya Multi-Manager International Equity Fund - Class I	865,463	57,624	(938,641)	15,554	-	-	69,005	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	666,906	628,407	(275,066)	(160,489)	859,758	1,258	48,804	51,024
Voya Multi-Manager Mid Cap Value Fund - Class I	2,355,197	350,979	(1,029,726)	(61,912)	1,614,538	-	(11,219)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	1,124,125	102,145	(984,563)	(133,448)	108,259	916	182,706	-
Voya Short Term Bond Fund - Class R6	2,258,329	313,783	(448,989)	(4,441)	2,118,682	31,856	(2,183)	-
Voya Small Company Portfolio - Class I	911,814	276,797	(140,820)	(190,654)	857,137	4,340	25,548	125,350
Voya U.S. Bond Index Portfolio - Class I	7,034,655	2,418,147	(4,686,751)	(112,790)	4,653,261	46,243	97,441	10,452
Voya U.S. Stock Index Portfolio - Class I	446,564	1,117,748	(563,423)	(139,857)	861,032	2,478	9,065	74,807
VY® BlackRock Inflation Protected Bond Portfolio - Class I	2,235,897	347,068	(478,239)	12,739	2,117,465	20,216	(66,741)	-
VY® Clarion Real Estate Portfolio - Class I	936,305	213,914	(183,490)	(113,361)	853,368	13,998	66,823	-
VY® Goldman Sachs Bond Portfolio - Class I	-	3,929,969	(1,196,371)	18,866	2,752,464	-	3,385	-
VY® Invesco Comstock Portfolio - Class I	-	917,190	(64,724)	(99,345)	753,121	3,965	(1,457)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	4,510,492	1,158,106	(815,682)	(567,440)	4,285,476	11,370	41,338	570,229
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,114,007	646,713	(211,047)	(249,563)	1,300,110	-	93,390	180,171
	$42,639,077	$17,979,153	$(17,706,550)	$(2,783,483)	$40,128,197	$430,418	$650,560	$1,194,680

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.0%
422	iShares iBoxx High Yield Corporate Bond Fund	$35,148	1.0
557	SPDR Trust Series 1	106,738	3.0

	Total Exchange-Traded Funds
	(Cost $145,460)	141,886	4.0

MUTUAL FUNDS: 95.9%
	Affiliated Investment Companies: 94.9%
17,820	Voya Floating Rate Fund - Class I	176,421	5.0
21,520	Voya Global Bond Fund - Class R6	210,685	5.9
13,852	Voya High Yield Bond Fund - Class I	106,518	3.0
14,144	Voya Intermediate Bond Fund - Class R6	141,020	4.0
19,864	Voya International Core Fund - Class I	180,169	5.1
8,262	Voya International Index Portfolio - Class I	71,964	2.0
9,132	Voya Large Cap Growth Portfolio - Class I	161,726	4.5
12,530	Voya Large Cap Value Fund - Class R6	143,345	4.0
6,155	Voya MidCap Opportunities Portfolio - Class I	89,735	2.5
14,108	Voya Multi-Manager International Equity Fund - Class I	143,904	4.0
10,578	Voya Multi-Manager Large Cap Core Portfolio - Class I	144,815	4.1
7,647	Voya Multi-Manager Mid Cap Value Fund - Class I	89,623	2.5
21,331	Voya Short Term Bond Fund - Class R6	211,608	5.9
5,643	Voya Small Company Portfolio - Class I	107,096	3.0
24,666	Voya U.S. Bond Index Portfolio - Class I	264,173	7.4
5,666	Voya U.S. Stock Index Portfolio - Class I	71,729	2.0
26,512	VY® BlackRock Inflation Protected Bond Portfolio - Class I	246,829	6.9
2,143	VY® Clarion Real Estate Portfolio - Class I	71,067	2.0
12,255	@ VY® Goldman Sachs Bond Portfolio - Class I	123,407	3.5
7,264	VY® Invesco Comstock Portfolio - Class I	107,507	3.0
14,094	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	356,850	10.0
2,048	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	162,442	4.6
		3,382,633	94.9

	Unaffiliated Investment Companies: 1.0%
6,968	@ Credit Suisse Commodity Return Strategy Fund - Class I	$35,047	1.0

	Total Mutual Funds
	(Cost $3,491,327)	3,417,680	95.9

	Total Investments in Securities (Cost $3,636,787)	$3,559,566	99.9
	Assets in Excess of Other Liabilities	2,970	0.1
	Net Assets	$3,562,536	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $3,656,666.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$2,003
Gross Unrealized Depreciation	(99,103)

Net Unrealized Depreciation	$(97,100)

Voya Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$141,886	$–	$–	$141,886
Mutual Funds	3,417,680	–	–	3,417,680
Total Investments, at fair value	$3,559,566	$–	$–	$3,559,566

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$32,382	$180,013	$(34,979)	$(995)	$176,421	$1,385	$(398)	$-
Voya Global Bond Fund - Class R6	38,552	220,406	(49,550)	1,277	210,685	-	(3,168)	-
Voya High Yield Bond Fund - Class I	25,793	150,412	(68,351)	(1,336)	106,518	1,233	(1,700)	-
Voya Intermediate Bond Fund - Class R6	29,447	153,473	(41,578)	(322)	141,020	813	(201)	-
Voya International Core Fund - Class I	22,113	193,668	(33,430)	(2,182)	180,169	-	(2,204)	-
Voya International Index Portfolio - Class I	18,725	75,534	(20,344)	(1,951)	71,964	388	(204)	-
Voya Large Cap Growth Portfolio - Class I	35,565	166,984	(33,037)	(7,786)	161,726	192	1,122	3,327
Voya Large Cap Value Fund - Class R6	22,757	149,795	(23,558)	(5,649)	143,345	215	(787)	825
Voya MidCap Opportunities Portfolio - Class I	19,563	90,912	(17,819)	(2,921)	89,735	-	94	-
Voya Multi-Manager International Equity Fund - Class I	28,103	148,976	(30,772)	(2,403)	143,904	-	(1,343)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	32,728	300,222	(184,055)	(4,080)	144,815	52	(4,330)	2,090
Voya Multi-Manager Mid Cap Value Fund - Class I	32,371	92,133	(34,617)	(264)	89,623	-	(2,549)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	12,976	737	(12,491)	(1,222)	-	-	1,931	-
Voya Short Term Bond Fund - Class R6	39,064	218,819	(46,455)	180	211,608	779	(358)	-
Voya Small Company Portfolio - Class I	19,731	111,882	(17,287)	(7,230)	107,096	98	66	2,817
Voya U.S. Bond Index Portfolio - Class I	49,059	306,723	(92,252)	643	264,173	402	(402)	107
Voya U.S. Stock Index Portfolio - Class I	-	85,586	(11,230)	(2,627)	71,729	42	(761)	1,271
VY® BlackRock Inflation Protected Bond Portfolio - Class I	45,126	255,975	(54,037)	(235)	246,829	400	(1,873)	-
VY® Clarion Real Estate Portfolio - Class I	13,494	73,130	(14,868)	(689)	71,067	247	913	-
VY® Goldman Sachs Bond Portfolio - Class I	-	152,227	(29,242)	422	123,407	-	(51)	-
VY® Invesco Comstock Portfolio - Class I	19,362	111,608	(17,839)	(5,624)	107,507	52	1,166	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	65,055	372,202	(72,309)	(8,098)	356,850	199	(5,813)	9,986
VY® T. Rowe Price Growth Equity Portfolio - Class I	19,292	177,769	(25,250)	(9,369)	162,442	-	2,969	2,049
	$621,258	$3,789,186	$(965,350)	$(62,461)	$3,382,633	$6,497	$(17,881)	$22,472

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.2%
121,746	iShares iBoxx High Yield Corporate Bond Fund	$10,140,224	1.0
38,900	iShares MSCI Emerging Markets Index Fund	1,275,142	0.1
160,699	SPDR Trust Series 1	30,794,750	3.1

	Total Exchange-Traded Funds
	(Cost $45,003,175)	42,210,116	4.2

MUTUAL FUNDS: 95.8%
	Affiliated Investment Companies: 94.8%
2,320,265	Voya Emerging Markets Index Portfolio - Class I	20,603,953	2.0
5,084,432	Voya Floating Rate Fund - Class I	50,335,877	5.0
6,133,003	Voya Global Bond Fund - Class R6	60,042,096	5.9
3,937,805	Voya High Yield Bond Fund - Class I	30,281,724	3.0
3,530,144	Voya Intermediate Bond Fund - Class R6	35,195,537	3.5
6,793,886	Voya International Core Fund - Class I	61,620,548	6.1
2,353,894	Voya International Index Portfolio - Class I	20,502,420	2.0
2,892,739	Voya Large Cap Growth Portfolio - Class I	51,230,400	5.0
3,571,907	Voya Large Cap Value Fund - Class R6	40,862,621	4.0
1,754,175	Voya MidCap Opportunities Portfolio - Class I	25,575,878	2.5
1,037,303	Voya Multi-Manager Emerging Markets Equity Fund - Class I	9,003,792	0.9
6,029,158	Voya Multi-Manager International Equity Fund - Class I	61,497,415	6.0
3,717,680	Voya Multi-Manager Large Cap Core Portfolio - Class I	50,895,033	5.0
3,051,467	Voya Multi-Manager Mid Cap Value Fund - Class I	35,763,199	3.5
395,319	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	10,218,989	1.0
5,069,397	Voya Short Term Bond Fund - Class R6	50,288,418	4.9
1,608,356	Voya Small Company Portfolio - Class I	30,526,589	3.0
5,156,046	Voya U.S. Bond Index Portfolio - Class I	55,221,248	5.4
1,614,554	Voya U.S. Stock Index Portfolio - Class I	20,440,255	2.0
610,957	VY® Clarion Real Estate Portfolio - Class I	20,259,337	2.0
2,994,364	@ VY® Goldman Sachs Bond Portfolio - Class I	30,153,245	3.0
2,759,132	VY® Invesco Comstock Portfolio - Class I	40,835,147	4.0
4,018,359	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	101,744,841	10.0
648,653	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	51,444,698	5.1
		964,543,260	94.8

	Unaffiliated Investment Companies: 1.0%
2,011,751	@ Credit Suisse Commodity Return Strategy Fund - Class I	10,119,110	1.0

	Total Mutual Funds
	(Cost $1,031,570,343)	974,662,370	95.8

	Total Investments in Securities (Cost $1,076,573,518)	$1,016,872,486	100.0
	Assets in Excess of Other Liabilities	140,726	–
	Net Assets	$1,017,013,212	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $1,082,320,463.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$3,197,147
Gross Unrealized Depreciation	(68,645,124)

Net Unrealized Depreciation	$(65,447,977)

Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$42,210,116	$–	$–	$42,210,116
Mutual Funds	974,662,370	–	–	974,662,370
Total Investments, at fair value	$1,016,872,486	$–	$–	$1,016,872,486

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$21,915,882	$6,483,647	$(4,535,923)	$(3,259,653)	$20,603,953	$434,779	$(399,873)	$-
Voya Floating Rate Fund - Class I	57,969,673	4,057,144	(11,262,835)	(428,105)	50,335,877	1,705,686	(105,624)	-
Voya Global Bond Fund - Class R6	68,991,426	6,287,421	(14,547,633)	(689,118)	60,042,096	-	(1,414,267)	-
Voya High Yield Bond Fund - Class I	45,422,442	4,929,887	(19,420,747)	(649,858)	30,281,724	1,524,446	(647,840)	-
Voya Intermediate Bond Fund - Class R6	35,164,284	20,452,404	(19,558,949)	(862,202)	35,195,537	832,331	416,752	-
Voya International Core Fund - Class I	50,831,723	20,337,855	(6,972,703)	(2,576,327)	61,620,548	-	595,187	-
Voya International Index Portfolio - Class I	44,610,862	4,416,098	(27,422,022)	(1,102,518)	20,502,420	652,094	1,771,791	-
Voya Large Cap Growth Portfolio - Class I	68,471,758	11,979,669	(17,214,760)	(12,006,267)	51,230,400	311,727	6,072,932	5,394,618
Voya Large Cap Value Fund - Class R6	51,385,914	9,189,840	(13,707,180)	(6,005,953)	40,862,621	389,565	(198,229)	1,869,360
Voya MidCap Opportunities Portfolio - Class I	35,016,338	1,670,059	(8,581,188)	(2,529,331)	25,575,878	-	1,847,272	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	10,823,904	1,932,888	(2,042,647)	(1,710,353)	9,003,792	-	(56,859)	-
Voya Multi-Manager International Equity Fund - Class I	61,372,711	11,509,250	(8,141,093)	(3,243,453)	61,497,415	-	1,136,447	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	70,317,236	11,918,931	(21,501,587)	(9,839,547)	50,895,033	82,333	3,087,184	3,338,322
Voya Multi-Manager Mid Cap Value Fund - Class I	69,491,025	3,714,890	(36,124,403)	(1,318,313)	35,763,199	-	13,830	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	34,830,387	1,091,236	(22,069,287)	(3,633,347)	10,218,989	96,593	4,381,465	-
Voya Short Term Bond Fund - Class R6	57,777,383	4,635,439	(12,023,060)	(101,344)	50,288,418	803,216	(69,488)	-
Voya Small Company Portfolio - Class I	35,328,434	6,883,207	(4,114,392)	(7,570,660)	30,526,589	165,260	1,317,749	4,773,495
Voya U.S. Bond Index Portfolio - Class I	58,583,753	50,074,696	(51,884,462)	(1,552,739)	55,221,248	431,320	1,154,749	133,064
Voya U.S. Stock Index Portfolio - Class I	-	25,280,555	(1,458,206)	(3,382,094)	20,440,255	62,875	(123,532)	1,897,979
VY® Clarion Real Estate Portfolio - Class I	24,205,245	3,952,998	(5,126,390)	(2,772,516)	20,259,337	359,870	1,654,299	-
VY® Goldman Sachs Bond Portfolio - Class I	-	35,541,269	(5,549,466)	161,442	30,153,245	-	21,141	-
VY® Invesco Comstock Portfolio - Class I	34,635,481	16,675,509	(5,198,573)	(5,277,270)	40,835,147	232,192	515,446	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	116,458,700	18,255,868	(16,285,390)	(16,684,337)	101,744,841	290,368	3,329,777	14,562,656
VY® T. Rowe Price Growth Equity Portfolio - Class I	40,262,234	29,034,184	(7,550,045)	(10,301,675)	51,444,698	-	3,274,730	7,693,559
	$1,093,866,795	$310,304,944	$(342,292,941)	$(97,335,538)	$964,543,260	$8,374,655	$27,575,039	$39,663,053

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.0%
87	iShares Barclays 20+ Year Treasury Bond Fund	$10,748	1.0
131	iShares iBoxx High Yield Corporate Bond Fund	10,911	1.0
230	SPDR Trust Series 1	44,075	4.0

	Total Exchange-Traded Funds
	(Cost $67,283)	65,734	6.0

MUTUAL FUNDS: 93.8%
	Affiliated Investment Companies: 92.8%
2,508	Voya Emerging Markets Index Portfolio - Class I	22,270	2.0
5,485	Voya Floating Rate Fund - Class I	54,297	4.9
4,253	Voya High Yield Bond Fund - Class I	32,704	3.0
3,809	Voya Intermediate Bond Fund - Class R6	37,973	3.5
7,947	Voya International Core Fund - Class I	72,082	6.5
2,542	Voya International Index Portfolio - Class I	22,144	2.0
3,435	Voya Large Cap Growth Portfolio - Class I	60,825	5.5
3,856	Voya Large Cap Value Fund - Class R6	44,110	4.0
1,894	Voya MidCap Opportunities Portfolio - Class I	27,612	2.5
2,559	Voya Multi-Manager Emerging Markets Equity Fund - Class I	22,208	2.0
7,055	Voya Multi-Manager International Equity Fund - Class I	71,957	6.5
7,256	Voya Multi-Manager Large Cap Core Portfolio - Class I	99,328	9.0
3,294	Voya Multi-Manager Mid Cap Value Fund - Class I	38,611	3.5
427	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	11,033	1.0
4,376	Voya Short Term Bond Fund - Class R6	43,411	3.9
1,736	Voya Small Company Portfolio - Class I	32,952	3.0
3,541	Voya U.S. Bond Index Portfolio - Class I	37,928	3.4
2,179	Voya U.S. Stock Index Portfolio - Class I	27,590	2.5
1,448	VY® Clarion Global Real Estate Portfolio - Class I	16,450	1.5
659	VY® Clarion Real Estate Portfolio - Class I	21,867	2.0
3,725	VY® Invesco Comstock Portfolio - Class I	55,137	5.0
4,337	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	109,809	10.0
770	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	61,103	5.6
		1,023,401	92.8

	Unaffiliated Investment Companies: 1.0%
2,162	@ Credit Suisse Commodity Return Strategy Fund - Class I	10,873	1.0

	Total Mutual Funds
	(Cost $1,081,645)	1,034,274	93.8

	Total Investments in Securities (Cost $1,148,928)	$1,100,008	99.8
	Assets in Excess of Other Liabilities	2,233	0.2
	Net Assets	$1,102,241	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $1,156,498.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$–
Gross Unrealized Depreciation	(56,490)

Net Unrealized Depreciation	$(56,490)

Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$65,734	$–	$–	$65,734
Mutual Funds	1,034,274	–	–	1,034,274
Total Investments, at fair value	$1,100,008	$–	$–	$1,100,008

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$3,240	$21,347	$(939)	$(1,378)	$22,270	$125	$(41)	$-
Voya Floating Rate Fund - Class I	8,700	48,961	(2,833)	(531)	54,297	586	(62)	-
Voya High Yield Bond Fund - Class I	6,995	40,163	(13,799)	(655)	32,704	520	(508)	-
Voya Intermediate Bond Fund - Class R6	5,276	35,467	(2,531)	(239)	37,973	260	(11)	-
Voya International Core Fund - Class I	8,480	67,489	(1,628)	(2,259)	72,082	-	(161)	-
Voya International Index Portfolio - Class I	6,669	23,904	(7,493)	(936)	22,144	189	99	-
Voya Large Cap Growth Portfolio - Class I	11,410	60,957	(7,076)	(4,466)	60,825	116	555	2,016
Voya Large Cap Value Fund - Class R6	7,803	48,244	(9,793)	(2,144)	44,110	111	(609)	310
Voya MidCap Opportunities Portfolio - Class I	5,254	25,690	(2,217)	(1,115)	27,612	-	(35)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,197	21,215	(910)	(1,294)	22,208	-	(40)	-
Voya Multi-Manager International Equity Fund - Class I	10,004	66,803	(1,804)	(3,046)	71,957	-	(114)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	12,300	133,219	(42,829)	(3,362)	99,328	56	(4,207)	2,281
Voya Multi-Manager Mid Cap Value Fund - Class I	10,367	38,971	(9,858)	(869)	38,611	-	(884)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	5,217	13,121	(6,125)	(1,180)	11,033	28	816	-
Voya Short Term Bond Fund - Class R6	7,024	42,307	(5,871)	(49)	43,411	219	(36)	-
Voya Small Company Portfolio - Class I	5,277	31,374	(655)	(3,044)	32,952	48	18	1,375
Voya U.S. Bond Index Portfolio - Class I	-	40,254	(2,320)	(6)	37,928	62	(27)	24
Voya U.S. Stock Index Portfolio - Class I	1,770	34,522	(6,933)	(1,769)	27,590	42	(675)	1,280
VY® Clarion Global Real Estate Portfolio - Class I	-	17,379	(759)	(170)	16,450	2	(30)	-
VY® Clarion Real Estate Portfolio - Class I	3,665	20,402	(1,756)	(444)	21,867	122	166	-
VY® Invesco Comstock Portfolio - Class I	5,184	54,488	(1,131)	(3,404)	55,137	100	34	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	17,502	103,373	(4,865)	(6,201)	109,809	99	(271)	4,950
VY® T. Rowe Price Growth Equity Portfolio - Class I	9,888	58,804	(2,698)	(4,891)	61,103	-	366	2,927
	$155,222	$1,048,454	$(136,823)	$(43,452)	$1,023,401	$2,685	$(5,657)	$15,163

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.4%
109,905	iShares iBoxx High Yield Corporate Bond Fund	9,153,987	1.0
116,570	iShares MSCI Emerging Markets Index Fund	3,821,165	0.4
193,439	SPDR Trust Series 1	37,068,715	4.0

	Total Exchange-Traded Funds
	(Cost $52,951,845)	50,043,867	5.4

MUTUAL FUNDS: 94.6%
	Affiliated Investment Companies: 93.6%
2,098,144	Voya Emerging Markets Index Portfolio - Class I	18,631,520	2.0
4,595,284	Voya Floating Rate Fund - Class I	45,493,316	4.9
2,372,541	Voya High Yield Bond Fund - Class I	18,244,843	2.0
2,278,910	Voya Intermediate Bond Fund - Class R6	22,720,734	2.5
7,678,748	Voya International Core Fund - Class I	69,646,244	7.6
2,128,303	Voya International Index Portfolio - Class I	18,537,517	2.0
3,137,036	Voya Large Cap Growth Portfolio - Class I	55,556,904	6.0
4,034,851	Voya Large Cap Value Fund - Class R6	46,158,700	5.0
1,585,979	Voya MidCap Opportunities Portfolio - Class I	23,123,567	2.5
3,842,761	Voya Multi-Manager Emerging Markets Equity Fund - Class I	33,355,168	3.6
8,631,246	Voya Multi-Manager International Equity Fund - Class I	88,038,705	9.5
6,729,352	Voya Multi-Manager Large Cap Core Portfolio - Class I	92,124,829	10.0
2,758,798	Voya Multi-Manager Mid Cap Value Fund - Class I	32,333,116	3.5
357,405	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	9,238,920	1.0
916,370	Voya Short Term Bond Fund - Class R6	9,090,386	1.0
1,453,970	Voya Small Company Portfolio - Class I	27,596,349	3.0
1,906,236	Voya U.S. Bond Index Portfolio - Class I	20,415,792	2.2
2,554,107	Voya U.S. Stock Index Portfolio - Class I	32,334,994	3.5
1,212,364	VY® Clarion Global Real Estate Portfolio - Class I	13,772,455	1.5
552,254	VY® Clarion Real Estate Portfolio - Class I	18,312,743	2.0
3,118,090	VY® Invesco Comstock Portfolio - Class I	46,147,738	5.0
2,633,656	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	66,684,165	7.2
703,840	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	55,821,523	6.1
		863,380,228	93.6

	Unaffiliated Investment Companies: 1.0%
1,816,352	@ Credit Suisse Commodity Return Strategy Fund - Class I	9,136,250	1.0

	Total Mutual Funds
	(Cost $934,225,067)	872,516,478	94.6

	Total Investments in Securities (Cost $987,176,912)	$922,560,345	100.0
	Assets in Excess of Other Liabilities	35,420	–
	Net Assets	$922,595,765	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $993,445,123.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$7,814,147
Gross Unrealized Depreciation	(78,698,925)

Net Unrealized Depreciation	$(70,884,778)

Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$50,043,867	$–	$–	$50,043,867
Mutual Funds	872,516,478	–	–	872,516,478
Total Investments, at fair value	$922,560,345	$–	$–	$922,560,345

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$19,856,322	5,927,564	(4,126,351)	$(3,026,015)	$18,631,520	401,529	(383,972)	-
Voya Floating Rate Fund - Class I	52,487,129	5,152,307	(11,709,515)	(436,605)	45,493,316	1,570,333	(71,986)	-
Voya High Yield Bond Fund - Class I	41,626,763	3,564,836	(27,287,861)	341,105	18,244,843	985,075	(1,180,925)	-
Voya Intermediate Bond Fund - Class R6	-	27,519,244	(4,337,157)	(461,353)	22,720,734	285,961	(85,568)	-
Voya International Core Fund - Class I	69,053,265	11,173,861	(8,265,315)	(2,315,567)	69,646,244	-	945,893	-
Voya International Index Portfolio - Class I	40,407,486	3,729,308	(24,954,101)	(645,176)	18,537,517	602,687	1,198,779	-
Voya Large Cap Growth Portfolio - Class I	73,176,466	10,238,832	(15,603,364)	(12,255,030)	55,556,904	348,668	5,493,977	6,033,907
Voya Large Cap Value Fund - Class R6	51,388,012	9,814,097	(8,160,184)	(6,883,225)	46,158,700	421,199	(110,887)	1,902,766
Voya MidCap Opportunities Portfolio - Class I	31,701,643	1,564,133	(8,071,073)	(2,071,136)	23,123,567	-	1,410,674	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	39,232,448	7,879,673	(7,600,880)	(6,156,073)	33,355,168	-	(418,499)	-
Voya Multi-Manager International Equity Fund - Class I	83,384,571	20,846,418	(11,155,179)	(5,037,105)	88,038,705	-	1,365,997	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	63,656,782	58,396,491	(14,755,462)	(15,172,982)	92,124,829	155,578	1,833,510	6,308,166
Voya Multi-Manager Mid Cap Value Fund - Class I	62,919,285	3,203,852	(32,342,878)	(1,447,143)	32,333,116	-	189,651	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	31,535,355	1,191,244	(20,146,349)	(3,341,330)	9,238,920	89,206	3,995,657	-
Voya Short Term Bond Fund - Class R6	10,212,894	1,797,150	(2,903,953)	(15,705)	9,090,386	147,500	(17,924)	-
Voya Small Company Portfolio - Class I	31,981,805	6,306,874	(3,867,523)	(6,824,807)	27,596,349	152,624	1,022,282	4,408,487
Voya U.S. Bond Index Portfolio - Class I	-	24,631,900	(4,000,313)	(215,795)	20,415,792	122,743	(51,924)	50,270
Voya U.S. Stock Index Portfolio - Class I	30,242,542	31,575,873	(24,206,267)	(5,277,154)	32,334,994	146,955	(1,426,665)	4,436,020
VY® Clarion Global Real Estate Portfolio - Class I	-	15,020,455	(574,830)	(673,170)	13,772,455	1,621	(30,578)	-
VY® Clarion Real Estate Portfolio - Class I	21,905,320	4,174,608	(4,542,413)	(3,224,772)	18,312,743	334,251	2,184,468	-
VY® Invesco Comstock Portfolio - Class I	31,360,379	26,298,068	(5,264,902)	(6,245,807)	46,147,738	270,389	516,662	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	105,437,209	14,429,809	(40,520,601)	(12,662,252)	66,684,165	195,969	4,425,215	9,828,329
VY® T. Rowe Price Growth Equity Portfolio - Class I	62,498,459	13,410,793	(8,560,827)	(11,526,902)	55,821,523	-	4,765,564	8,600,987
	$954,064,135	$307,847,390	$(292,957,298)	$(105,573,999)	$863,380,228	$6,232,288	$25,569,401	$41,568,932

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.0%
130	iShares iBoxx High Yield Corporate Bond Fund	$10,827	1.0
235	iShares Russell 1000 Value Index Fund	21,921	2.0
114	SPDR Trust Series 1	21,846	2.0

	Total Exchange-Traded Funds
	(Cost $57,041)	54,594	5.0

MUTUAL FUNDS: 94.8%
	Affiliated Investment Companies: 93.8%
2,496	Voya Emerging Markets Index Portfolio - Class I	22,163	2.0
2,184	Voya Floating Rate Fund - Class I	21,625	2.0
2,830	Voya High Yield Bond Fund - Class I	21,762	2.0
2,438	Voya Intermediate Bond Fund - Class R6	24,306	2.2
9,132	Voya International Core Fund - Class I	82,829	7.5
2,531	Voya International Index Portfolio - Class I	22,048	2.0
4,042	Voya Large Cap Growth Portfolio - Class I	71,579	6.5
4,335	Voya Large Cap Value Fund - Class R6	49,597	4.5
2,263	Voya MidCap Opportunities Portfolio - Class I	32,998	3.0
5,086	Voya Multi-Manager Emerging Markets Equity Fund - Class I	44,148	4.0
10,266	Voya Multi-Manager International Equity Fund - Class I	104,710	9.5
8,035	Voya Multi-Manager Large Cap Core Portfolio - Class I	110,002	10.0
4,687	Voya Multi-Manager Mid Cap Value Fund - Class I	54,931	5.0
850	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	21,974	2.0
2,305	Voya Small Company Portfolio - Class I	43,756	4.0
2,015	Voya U.S. Bond Index Portfolio - Class I	21,582	1.9
3,906	Voya U.S. Stock Index Portfolio - Class I	49,447	4.5
1,442	VY® Clarion Global Real Estate Portfolio - Class I	16,380	1.5
657	VY® Clarion Real Estate Portfolio - Class I	21,778	2.0
3,338	VY® Invesco Comstock Portfolio - Class I	49,401	4.5
2,916	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	73,824	6.7
907	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	71,915	6.5
		1,032,755	93.8

	Unaffiliated Investment Companies: 1.0%
2,143	@ Credit Suisse Commodity Return Strategy Fund - Class I	10,777	1.0

	Total Mutual Funds
	(Cost $1,122,213)	1,043,532	94.8

	Total Investments in Securities (Cost $1,179,254)	$1,098,126	99.8
	Assets in Excess of Other Liabilities	2,237	0.2
	Net Assets	$1,100,363	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $1,200,825.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$260
Gross Unrealized Depreciation	(102,959)

Net Unrealized Depreciation	$(102,699)

Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$54,594	$–	$–	$54,594
Mutual Funds	1,043,532	–	–	1,043,532
Total Investments, at fair value	$1,098,126	$–	$–	$1,098,126

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$13,747	$17,295	$(7,041)	$(1,838)	$22,163	$317	$(898)	$-
Voya Floating Rate Fund - Class I	14,499	13,443	(6,210)	(107)	21,625	497	(118)	-
Voya High Yield Bond Fund - Class I	28,763	24,219	(31,997)	777	21,762	795	(1,762)	-
Voya Intermediate Bond Fund - Class R6	-	31,954	(7,386)	(262)	24,306	215	(121)	-
Voya International Core Fund - Class I	47,731	55,916	(21,815)	997	82,829	-	(2,219)	-
Voya International Index Portfolio - Class I	27,943	17,103	(23,348)	350	22,048	477	(110)	-
Voya Large Cap Growth Portfolio - Class I	54,166	47,809	(23,247)	(7,149)	71,579	309	907	5,352
Voya Large Cap Value Fund - Class R6	54,564	49,281	(52,570)	(1,678)	49,597	401	(3,696)	2,069
Voya MidCap Opportunities Portfolio - Class I	21,896	19,263	(7,159)	(1,002)	32,998	-	(27)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	27,169	34,180	(13,747)	(3,454)	44,148	-	(1,697)	-
Voya Multi-Manager International Equity Fund - Class I	57,663	75,508	(26,647)	(1,814)	104,710	-	(1,686)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	49,453	114,357	(43,894)	(9,914)	110,002	130	(1,248)	5,264
Voya Multi-Manager Mid Cap Value Fund - Class I	50,721	33,857	(30,266)	619	54,931	-	(2,721)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	29,047	14,957	(18,647)	(3,383)	21,974	142	3,235	-
Voya Small Company Portfolio - Class I	29,445	30,259	(9,383)	(6,565)	43,756	161	63	4,648
Voya U.S. Bond Index Portfolio - Class I	-	27,928	(6,437)	91	21,582	-	-	-
Voya U.S. Stock Index Portfolio - Class I	29,429	53,560	(28,488)	(5,054)	49,447	144	(1,455)	4,335
VY® Clarion Global Real Estate Portfolio - Class I	-	18,120	(1,435)	(305)	16,380	1	(34)	-
VY® Clarion Real Estate Portfolio - Class I	15,106	14,992	(7,017)	(1,303)	21,778	273	783	-
VY® Invesco Comstock Portfolio - Class I	21,670	43,379	(11,211)	(4,437)	49,401	201	378	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	52,791	54,028	(27,896)	(5,099)	73,824	150	(1,782)	7,498
VY® T. Rowe Price Growth Equity Portfolio - Class I	50,382	50,557	(20,978)	(8,046)	71,915	-	1,469	7,706
	$676,185	$841,965	$(426,819)	$(58,576)	$1,032,755	$4,213	$(12,739)	$36,872

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.4%
50,727	iShares Barclays 20+ Year Treasury Bond Fund	$6,266,814	1.0
79,112	iShares MSCI Emerging Markets Index Fund	2,593,291	0.4
137,247	iShares Russell 1000 Value Index Fund	12,802,400	2.0
66,865	SPDR Trust Series 1	12,813,340	2.0

	Total Exchange-Traded Funds
	(Cost $36,344,419)	34,475,845	5.4

MUTUAL FUNDS: 94.6%
	Affiliated Investment Companies: 93.6%
1,451,098	Voya Emerging Markets Index Portfolio - Class I	12,885,747	2.0
1,112,079	Voya Floating Rate Fund - Class I	11,009,587	1.7
1,416,558	Voya Intermediate Bond Fund - Class R6	14,123,080	2.2
5,310,589	Voya International Core Fund - Class I	48,167,043	7.5
2,575,814	Voya International Index Portfolio - Class I	22,435,341	3.5
2,711,878	Voya Large Cap Growth Portfolio - Class I	48,027,353	7.5
3,345,057	Voya Large Cap Value Fund - Class R6	38,267,453	6.0
1,316,184	Voya MidCap Opportunities Portfolio - Class I	19,189,970	3.0
2,664,031	Voya Multi-Manager Emerging Markets Equity Fund - Class I	23,123,786	3.6
6,283,356	Voya Multi-Manager International Equity Fund - Class I	64,090,227	10.0
4,656,926	Voya Multi-Manager Large Cap Core Portfolio - Class I	63,753,319	10.0
2,998,107	Voya Multi-Manager Mid Cap Value Fund - Class I	35,137,814	5.5
617,922	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	15,973,290	2.5
1,340,622	Voya Small Company Portfolio - Class I	25,445,013	4.0
1,171,581	Voya U.S. Bond Index Portfolio - Class I	12,547,635	2.0
3,280,540	Voya U.S. Stock Index Portfolio - Class I	41,531,638	6.5
838,357	VY® Clarion Global Real Estate Portfolio - Class I	9,523,734	1.5
381,882	VY® Clarion Real Estate Portfolio - Class I	12,663,208	2.0
2,156,312	VY® Invesco Comstock Portfolio - Class I	31,913,416	5.0
608,484	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	48,258,878	7.6
		598,067,532	93.6

	Unaffiliated Investment Companies: 1.0%
1,255,791	@ Credit Suisse Commodity Return Strategy Fund - Class I	6,316,629	1.0

	Total Mutual Funds
	(Cost $647,950,380)	604,384,161	94.6

	Total Investments in Securities (Cost $684,294,799)	$638,860,006	100.0
	Assets in Excess of Other Liabilities	47,516	–
	Net Assets	$638,907,522	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $688,394,356.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$5,026,761
Gross Unrealized Depreciation	(54,561,111)

Net Unrealized Depreciation	$(49,534,350)

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$34,475,845	$–	$–	$34,475,845
Mutual Funds	604,384,161	–	–	604,384,161
Total Investments, at fair value	$638,860,006	$–	$–	$638,860,006

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$13,754,033	$4,019,209	$(2,768,832)	$(2,118,663)	$12,885,747	$277,922	$(244,706)	$-
Voya Floating Rate Fund - Class I	12,730,621	1,341,257	(2,997,705)	(64,586)	11,009,587	381,647	(59,728)	-
Voya Intermediate Bond Fund - Class R6	7,354,485	17,441,495	(10,335,911)	(336,989)	14,123,080	180,911	46,611	-
Voya International Core Fund - Class I	53,160,069	3,638,732	(7,114,242)	(1,517,516)	48,167,043	-	1,009,742	-
Voya International Index Portfolio - Class I	27,995,759	3,481,989	(7,493,479)	(1,548,928)	22,435,341	735,516	249,899	-
Voya Large Cap Growth Portfolio - Class I	54,320,049	9,363,872	(7,112,221)	(8,544,347)	48,027,353	302,928	2,324,059	5,242,343
Voya Large Cap Value Fund - Class R6	53,853,890	8,487,933	(17,773,907)	(6,300,463)	38,267,453	397,251	250,863	1,986,790
Voya MidCap Opportunities Portfolio - Class I	21,963,056	1,229,217	(2,802,417)	(1,199,886)	19,189,970	-	476,199	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	27,176,171	5,729,913	(5,526,753)	(4,255,545)	23,123,786	-	(332,164)	-
Voya Multi-Manager International Equity Fund - Class I	66,523,666	8,620,448	(7,802,764)	(3,251,123)	64,090,227	-	1,092,979	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	51,452,573	32,365,642	(9,569,895)	(10,495,001)	63,753,319	108,054	1,255,174	4,381,225
Voya Multi-Manager Mid Cap Value Fund - Class I	50,851,121	2,468,414	(16,506,697)	(1,675,024)	35,137,814	-	(286,973)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	29,130,073	1,353,763	(11,931,914)	(2,578,632)	15,973,290	155,533	2,362,519	-
Voya Small Company Portfolio - Class I	29,542,471	5,699,757	(3,652,377)	(6,144,838)	25,445,013	140,853	778,875	4,068,500
Voya U.S. Bond Index Portfolio - Class I	-	14,608,092	(2,107,387)	46,930	12,547,635	-	3,491	-
Voya U.S. Stock Index Portfolio - Class I	39,043,632	28,625,704	(19,497,971)	(6,639,727)	41,531,638	163,558	(1,098,355)	4,937,221
VY® Clarion Global Real Estate Portfolio - Class I	-	10,435,005	(447,056)	(464,215)	9,523,734	1,127	(22,207)	-
VY® Clarion Real Estate Portfolio - Class I	15,180,551	2,985,363	(3,637,244)	(1,865,462)	12,663,208	231,389	1,148,502	-
VY® Invesco Comstock Portfolio - Class I	21,724,700	17,918,861	(3,401,409)	(4,328,736)	31,913,416	187,419	343,912	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	42,007,144	1,318,642	(39,542,002)	(3,783,784)	-	-	4,980,201	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	54,125,848	11,330,662	(7,564,630)	(9,633,002)	48,258,878	-	3,757,998	7,452,148
	$671,889,912	$192,463,970	$(189,586,813)	$(76,699,537)	$598,067,532	$3,264,108	$18,036,891	$28,068,227

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.9%
56	iShares Barclays 20+ Year Treasury Bond Fund	$6,918	0.9
152	iShares Russell 1000 Value Index Fund	14,178	2.0
74	SPDR Trust Series 1	14,181	2.0

	Total Exchange-Traded Funds
	(Cost $36,516)	35,277	4.9

MUTUAL FUNDS: 94.8%
	Affiliated Investment Companies: 93.8%
1,619	Voya Emerging Markets Index Portfolio - Class I	14,373	2.0
1,239	Voya Floating Rate Fund - Class I	12,266	1.7
1,582	Voya Intermediate Bond Fund - Class R6	15,771	2.2
5,918	Voya International Core Fund - Class I	53,675	7.5
2,871	Voya International Index Portfolio - Class I	25,009	3.5
3,023	Voya Large Cap Growth Portfolio - Class I	53,531	7.5
3,739	Voya Large Cap Value Fund - Class R6	42,770	6.0
1,467	Voya MidCap Opportunities Portfolio - Class I	21,384	3.0
3,302	Voya Multi-Manager Emerging Markets Equity Fund - Class I	28,664	4.0
7,004	Voya Multi-Manager International Equity Fund - Class I	71,443	10.0
5,202	Voya Multi-Manager Large Cap Core Portfolio - Class I	71,221	10.0
3,341	Voya Multi-Manager Mid Cap Value Fund - Class I	39,158	5.5
689	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	17,800	2.5
1,494	Voya Small Company Portfolio - Class I	28,355	4.0
1,306	Voya U.S. Bond Index Portfolio - Class I	13,986	1.9
3,657	Voya U.S. Stock Index Portfolio - Class I	46,295	6.5
934	VY® Clarion Global Real Estate Portfolio - Class I	10,616	1.5
426	VY® Clarion Real Estate Portfolio - Class I	14,111	2.0
2,404	VY® Invesco Comstock Portfolio - Class I	35,583	5.0
678	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	53,777	7.5
		669,788	93.8

	Unaffiliated Investment Companies: 1.0%
1,392	@ Credit Suisse Commodity Return Strategy Fund - Class I	7,000	1.0

	Total Mutual Funds
	(Cost $728,799)	676,788	94.8

	Total Investments in Securities (Cost $765,315)	$712,065	99.7
	Assets in Excess of Other Liabilities	2,017	0.3
	Net Assets	$714,082	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $771,696.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$202
Gross Unrealized Depreciation	(59,833)

Net Unrealized Depreciation	$(59,631)

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$35,277	$–	$–	$35,277
Mutual Funds	676,788	–	–	676,788
Total Investments, at fair value	$712,065	$–	$–	$712,065

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$7,130	$10,182	$(1,558)	$(1,381)	$14,373	$166	$(184)	$-
Voya Floating Rate Fund - Class I	6,581	7,268	(1,486)	(97)	12,266	240	(29)	-
Voya Intermediate Bond Fund - Class R6	3,800	18,233	(6,067)	(195)	15,771	124	13	-
Voya International Core Fund - Class I	27,511	31,755	(5,099)	(492)	53,675	-	(683)	-
Voya International Index Portfolio - Class I	14,495	16,056	(4,312)	(1,230)	25,009	440	(112)	-
Voya Large Cap Growth Portfolio - Class I	28,097	34,993	(4,979)	(4,580)	53,531	180	112	3,122
Voya Large Cap Value Fund - Class R6	28,335	31,566	(13,520)	(3,611)	42,770	238	(766)	1,158
Voya MidCap Opportunities Portfolio - Class I	11,358	12,578	(1,792)	(760)	21,384	-	(59)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	14,092	22,675	(6,075)	(2,028)	28,664	-	(1,025)	-
Voya Multi-Manager International Equity Fund - Class I	34,443	44,576	(5,292)	(2,284)	71,443	-	(449)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	26,573	61,007	(9,949)	(6,410)	71,221	65	(316)	2,614
Voya Multi-Manager Mid Cap Value Fund - Class I	26,309	23,638	(9,844)	(945)	39,158	-	(912)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	15,067	11,318	(6,862)	(1,723)	17,800	93	1,186	-
Voya Small Company Portfolio - Class I	15,273	19,149	(2,300)	(3,767)	28,355	84	(18)	2,431
Voya U.S. Bond Index Portfolio - Class I	-	15,092	(1,161)	55	13,986	-	3	-
Voya U.S. Stock Index Portfolio - Class I	20,907	42,209	(12,411)	(4,410)	46,295	97	(768)	2,932
VY® Clarion Global Real Estate Portfolio - Class I	-	11,597	(798)	(183)	10,616	1	(50)	-
VY® Clarion Real Estate Portfolio - Class I	7,836	9,362	(2,483)	(604)	14,111	138	246	-
VY® Invesco Comstock Portfolio - Class I	11,240	29,509	(2,180)	(2,986)	35,583	112	32	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	21,719	3,333	(25,345)	293	-	-	340	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	28,002	36,572	(5,600)	(5,197)	53,777	-	522	4,454
	$348,768	$492,668	$(129,113)	$(42,535)	$669,788	$1,978	$(2,917)	$16,711

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.1%
7,107	iShares Barclays 20+ Year Treasury Bond Fund	$877,999	0.7
14,749	iShares MSCI Emerging Markets Index Fund	483,472	0.4
25,625	iShares Russell 1000 Value Index Fund	2,390,300	2.0
12,489	SPDR Trust Series 1	2,393,267	2.0

	Total Exchange-Traded Funds
	(Cost $6,485,461)	6,145,038	5.1

MUTUAL FUNDS: 94.9%
	Affiliated Investment Companies: 93.9%
271,853	Voya Emerging Markets Index Portfolio - Class I	2,414,055	2.0
265,732	Voya Intermediate Bond Fund - Class R6	2,649,349	2.2
994,889	Voya International Core Fund - Class I	9,023,644	7.5
482,558	Voya International Index Portfolio - Class I	4,203,077	3.5
508,056	Voya Large Cap Growth Portfolio - Class I	8,997,668	7.5
627,491	Voya Large Cap Value Fund - Class R6	7,178,494	6.0
246,579	Voya MidCap Opportunities Portfolio - Class I	3,595,116	3.0
499,504	Voya Multi-Manager Emerging Markets Equity Fund - Class I	4,335,699	3.6
1,177,138	Voya Multi-Manager International Equity Fund - Class I	12,006,804	10.0
873,469	Voya Multi-Manager Large Cap Core Portfolio - Class I	11,957,794	10.0
561,676	Voya Multi-Manager Mid Cap Value Fund - Class I	6,582,845	5.5
115,764	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	2,992,501	2.5
251,159	Voya Small Company Portfolio - Class I	4,766,997	4.0
219,496	Voya U.S. Bond Index Portfolio - Class I	2,350,802	2.0
945,603	Voya U.S. Stock Index Portfolio - Class I	11,971,334	10.0
71,544	VY® Clarion Real Estate Portfolio - Class I	2,372,392	2.0
403,974	VY® Invesco Comstock Portfolio - Class I	5,978,814	5.0
113,995	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	9,040,939	7.6
		112,418,324	93.9

	Unaffiliated Investment Companies: 1.0%
234,504	@ Credit Suisse Commodity Return Strategy Fund - Class I	1,179,555	1.0

	Total Mutual Funds
	(Cost $126,072,857)	113,597,879	94.9

	Total Investments in Securities (Cost $132,558,318)	$119,742,917	100.0
	Liabilities in Excess of Other Assets	(1,718)	–
	Net Assets	$119,741,199	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $133,334,333.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$131,221
Gross Unrealized Depreciation	(13,722,637)

Net Unrealized Depreciation	$(13,591,416)

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,145,038	$–	$–	$6,145,038
Mutual Funds	113,597,879	–	–	113,597,879
Total Investments, at fair value	$119,742,917	$–	$–	$119,742,917

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$2,096,154	$1,097,419	$(369,450)	$(410,068)	$2,414,055	$46,235	$(28,400)	$-
Voya Intermediate Bond Fund - Class R6	838,169	3,246,153	(1,383,696)	(51,277)	2,649,349	32,022	(1,050)	-
Voya International Core Fund - Class I	8,088,480	2,189,536	(1,076,437)	(177,935)	9,023,644	-	(25,864)	-
Voya International Index Portfolio - Class I	4,260,940	1,369,506	(1,097,369)	(330,000)	4,203,077	122,312	40,793	-
Voya Large Cap Growth Portfolio - Class I	8,263,096	3,204,773	(994,571)	(1,475,630)	8,997,668	53,419	288,837	924,453
Voya Large Cap Value Fund - Class R6	8,308,600	2,856,169	(2,863,397)	(1,122,878)	7,178,494	67,220	28,777	316,445
Voya MidCap Opportunities Portfolio - Class I	3,340,820	843,459	(385,681)	(203,482)	3,595,116	-	40,133	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4,142,164	1,827,630	(871,520)	(762,575)	4,335,699	-	(82,083)	-
Voya Multi-Manager International Equity Fund - Class I	10,125,558	3,516,435	(1,038,098)	(597,091)	12,006,804	-	49,086	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	7,824,953	7,647,138	(1,587,595)	(1,926,702)	11,957,794	19,529	195,837	791,843
Voya Multi-Manager Mid Cap Value Fund - Class I	7,738,805	1,719,375	(2,569,355)	(305,980)	6,582,845	-	(102,482)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	4,431,650	898,005	(1,881,566)	(455,588)	2,992,501	25,873	374,355	-
Voya Small Company Portfolio - Class I	4,493,510	1,794,293	(553,238)	(967,568)	4,766,997	23,433	19,394	676,845
Voya U.S. Bond Index Portfolio - Class I	-	2,680,250	(338,220)	8,772	2,350,802	-	968	-
Voya U.S. Stock Index Portfolio - Class I	8,327,836	6,832,050	(1,410,567)	(1,777,985)	11,971,334	35,890	(111,647)	1,083,391
VY® Clarion Real Estate Portfolio - Class I	2,305,337	907,810	(553,789)	(286,966)	2,372,392	40,878	151,652	-
VY® Invesco Comstock Portfolio - Class I	3,306,078	3,857,584	(407,624)	(777,224)	5,978,814	33,369	41,076	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	6,387,718	806,114	(6,974,866)	(218,966)	-	-	402,534	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	8,234,736	3,561,331	(1,108,444)	(1,646,684)	9,040,939	-	478,799	1,326,831
	$102,514,604	$50,855,030	$(27,465,483)	$(13,485,827)	$112,418,324	$500,180	$1,760,715	$5,119,808

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.7%
16	iShares Barclays 20+ Year Treasury Bond Fund	$1,977	0.7
59	iShares Russell 1000 Value Index Fund	5,503	2.0
29	SPDR Trust Series 1	5,557	2.0

	Total Exchange-Traded Funds
	(Cost $13,224)	13,037	4.7

MUTUAL FUNDS: 95.2%
	Affiliated Investment Companies: 94.2%
625	Voya Emerging Markets Index Portfolio - Class I	5,546	2.0
611	Voya Intermediate Bond Fund - Class R6	6,087	2.2
2,284	Voya International Core Fund - Class I	20,713	7.5
1,108	Voya International Index Portfolio - Class I	9,651	3.5
1,166	Voya Large Cap Growth Portfolio - Class I	20,658	7.5
1,443	Voya Large Cap Value Fund - Class R6	16,513	6.0
566	Voya MidCap Opportunities Portfolio - Class I	8,252	3.0
1,274	Voya Multi-Manager Emerging Markets Equity Fund - Class I	11,059	4.0
2,703	Voya Multi-Manager International Equity Fund - Class I	27,569	10.0
2,008	Voya Multi-Manager Large Cap Core Portfolio - Class I	27,494	10.0
1,289	Voya Multi-Manager Mid Cap Value Fund - Class I	15,109	5.5
266	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	6,869	2.5
576	Voya Small Company Portfolio - Class I	10,941	4.0
504	Voya U.S. Bond Index Portfolio - Class I	5,397	2.0
2,171	Voya U.S. Stock Index Portfolio - Class I	27,486	10.0
164	VY® Clarion Real Estate Portfolio - Class I	5,445	2.0
928	VY® Invesco Comstock Portfolio - Class I	13,731	5.0
262	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	20,754	7.5
		259,274	94.2

	Unaffiliated Investment Companies: 1.0%
536	@ Credit Suisse Commodity Return Strategy Fund - Class I	2,697	1.0

	Total Mutual Funds
	(Cost $265,921)	261,971	95.2

	Total Investments in Securities (Cost $279,145)	$275,008	99.9
	Assets in Excess of Other Liabilities	201	0.1
	Net Assets	$275,209	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $279,673.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$218
Gross Unrealized Depreciation	(4,883)

Net Unrealized Depreciation	$(4,665)

Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$13,037	$–	$–	$13,037
Mutual Funds	261,971	–	–	261,971
Total Investments, at fair value	$275,008	$–	$–	$275,008

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$-	$6,097	$(487)	$(64)	$5,546	$6	$-	$-
Voya Intermediate Bond Fund - Class R6	-	8,980	(2,892)	(1)	6,087	18	(12)	-
Voya International Core Fund - Class I	-	22,755	(1,752)	(290)	20,713	-	4	-
Voya International Index Portfolio - Class I	-	10,815	(892)	(272)	9,651	16	7	-
Voya Large Cap Growth Portfolio - Class I	-	21,097	(198)	(241)	20,658	6	(16)	111
Voya Large Cap Value Fund - Class R6	-	22,366	(5,740)	(113)	16,513	8	(153)	42
Voya MidCap Opportunities Portfolio - Class I	-	8,408	(16)	(140)	8,252	-	1	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	-	12,122	(951)	(112)	11,059	-	3	-
Voya Multi-Manager International Equity Fund - Class I	-	30,487	(2,305)	(613)	27,569	-	3	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	-	36,013	(8,281)	(238)	27,494	2	(177)	93
Voya Multi-Manager Mid Cap Value Fund - Class I	-	15,665	(235)	(321)	15,109	-	9	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	-	7,277	(234)	(174)	6,869	3	12	-
Voya Small Company Portfolio - Class I	-	11,366	(21)	(404)	10,941	3	(1)	86
Voya U.S. Bond Index Portfolio - Class I	-	6,047	(670)	20	5,397	-	1	-
Voya U.S. Stock Index Portfolio - Class I	-	28,281	(498)	(297)	27,486	4	(49)	133
VY® Clarion Real Estate Portfolio - Class I	-	5,624	(358)	179	5,445	5	(33)	-
VY® Invesco Comstock Portfolio - Class I	-	15,168	(1,139)	(298)	13,731	4	-	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	-	874	(874)	-	-	-	16	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	-	21,432	(145)	(533)	20,754	-	5	158
	$-	$290,874	$(27,688)	$(3,912)	$259,274	$75	$(380)	$623

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Consumer Discretionary: 9.8%
9,036		Advance Auto Parts, Inc.	$1,712,593	0.6
5,088		Beazer Homes USA, Inc.	67,823	0.0
16,808		Bed Bath & Beyond, Inc.	958,392	0.4
20,405	@	Carnival Corp.	1,014,128	0.4
8,308		Cavco Industries, Inc.	565,692	0.2
25,623	@	Century Communities, Inc.	508,616	0.2
60,472		ClubCorp Holdings, Inc.	1,297,729	0.5
43,579		CST Brands, Inc.	1,466,869	0.5
12,993		Culp, Inc.	416,685	0.1
157,172	@	Cumulus Media, Inc.	110,618	0.0
16,960		Dana Holding Corp.	269,325	0.1
22,654		Destination Maternity Corp.	208,870	0.1
43,816		Entercom Communications Corp.	445,171	0.2
193,936		Entravision Communications Corp.	1,287,735	0.5
37,702	@	Honda Motor Co., Ltd. ADR	1,127,290	0.4
5,844		Libbey, Inc.	190,573	0.1
10,149		Lowe's Cos, Inc.	699,469	0.3
22,891	@	Malibu Boats, Inc.	320,016	0.1
24,953	@	MarineMax, Inc.	352,586	0.1
49,528	@	Markit Ltd.	1,436,312	0.5
84,479		Mattel, Inc.	1,779,128	0.7
16,698	@	MCBC Holdings, Inc.	216,406	0.1
24,879		Nexstar Broadcasting Group, Inc.	1,178,021	0.4
21,410		Peak Resorts, Inc.	147,515	0.1
14,637		Penske Auto Group, Inc.	709,016	0.3
67,045		Pulte Group, Inc.	1,265,139	0.5
13,074		Ralph Lauren Corp.	1,544,824	0.6
10,171	@	Red Robin Gourmet Burgers, Inc.	770,351	0.3
9,895		Steiner Leisure Ltd.	625,166	0.2
19,444	@	Stoneridge, Inc.	239,939	0.1
10,798		Target Corp.	849,371	0.3
20,709		Thor Industries, Inc.	1,072,726	0.4
24,215		Toll Brothers, Inc.	829,122	0.3
24,392	@	Tower International, Inc.	579,554	0.2
11,880	@	Townsquare Media, Inc.	116,068	0.0
			26,378,838	9.8

		Consumer Staples: 6.8%
15,612		Campbell Soup Co.	791,216	0.3
74,820		ConAgra Foods, Inc.	3,030,958	1.1
17,841	@,L	Fresh Market, Inc.	403,028	0.2
26,262		General Mills, Inc.	1,474,086	0.5
8,022		Danone	506,377	0.2
31,042	@	Inventure Foods, Inc.	275,653	0.1
20,411		JM Smucker Co.	2,328,691	0.9
34,300		Kellogg Co.	2,282,665	0.8
44,836		Mondelez International, Inc.	1,877,283	0.7
136,573		Sysco Corp.	5,322,250	2.0
1,097	@	TreeHouse Foods, Inc.	85,336	0.0
			18,377,543	6.8

		Energy: 9.4%
30,692	@	Aegean Marine Petroleum Network, Inc.	206,864	0.1
16,925		Anadarko Petroleum Corp.	1,022,101	0.4
31,435		Ardmore Shipping Corp.	379,735	0.1
52,094		Cameron International Corp.	3,194,404	1.2
19,362		Cimarex Energy Co.	1,984,218	0.7
5,617		Delek US Holdings, Inc.	155,591	0.0
49,042		Devon Energy Corp.	1,818,968	0.7
7,040		Dril-Quip, Inc.	409,869	0.1
35,822		EQT Corp.	2,320,191	0.9
12,265	@,L	Euronav NV	170,483	0.1
39,958		FMC Technologies, Inc.	1,238,698	0.4
40,274	@	Forum Energy Technologies, Inc.	491,745	0.2
31,933		Helmerich & Payne, Inc.	1,509,153	0.6
126,160	@	Imperial Oil Ltd.	3,997,036	1.5
13,634		Matrix Service Co.	306,356	0.1
87,609		Noble Energy, Inc.	2,644,040	1.0
8,482		Northern Tier Energy L.P.	193,390	0.1
40,869		Occidental Petroleum Corp.	2,703,484	1.0
31,316	@	Scorpio Tankers, Inc.	287,168	0.1
6,810		Western Refining, Inc.	300,457	0.1
			25,333,951	9.4

		Financials: 29.6%
23,312	@	ACE Ltd.	2,410,461	0.9
16,310		Aflac, Inc.	948,100	0.3
33,247		Allied World Assurance Co. Holdings Ltd.	1,269,038	0.5
11,611		Allstate Corp.	676,225	0.2
22,733		Apollo Commercial Real Estate Finance, Inc.	357,135	0.1
35,019	L	Ares Management L.P.	612,132	0.2
40,865		Armada Hoffler Properties, Inc.	399,251	0.1
27,179	@	Atlas Financial Holdings, Inc.	502,812	0.2
20,696		Bank of Hawaii Corp.	1,313,989	0.5
28,238		Bank of the Ozarks, Inc.	1,235,695	0.5
42,281		BankUnited, Inc.	1,511,546	0.6
37,514		BB&T Corp.	1,335,498	0.5
8,413		Blackstone Mortgage Trust, Inc.	230,853	0.1
17,134		BOK Financial Corp.	1,108,741	0.4
6,070		Boston Properties, Inc.	718,688	0.3
43,501		Brown & Brown, Inc.	1,347,226	0.5
68,982	L	Campus Crest Communities, Inc.	366,984	0.1
31,260	@	Capital Bank Financial Corp.	944,990	0.3
109,490		Capitol Federal Financial, Inc.	1,327,019	0.5
15,000		Capstead Mortgage Corp.	148,350	0.1

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
11,006		CBL & Associates Properties, Inc.	$151,332	0.1
15,768		Chatham Lodging Trust	338,697	0.1
9,534		Chubb Corp.	1,169,345	0.4
26,220		Comerica, Inc.	1,077,642	0.4
48,311		Commerce Bancshares, Inc.	2,201,049	0.8
40,769		Compass Diversified Trust	657,196	0.2
63,656		Corrections Corp. of America	1,880,398	0.7
25,613		Cullen/Frost Bankers, Inc.	1,628,475	0.6
14,007		DiamondRock Hospitality Co.	154,777	0.1
21,007		Eagle Bancorp, Inc.	955,818	0.4
17,434		Easterly Government Properties, Inc.	278,072	0.1
45,030		Empire State Realty Trust, Inc.	766,861	0.3
21,715	@	Endurance Specialty Holdings Ltd.	1,325,266	0.5
4,496		EPR Properties	231,859	0.1
25,016	@	FCB Financial Holdings, Inc.	816,022	0.3
30,232		First Financial Bankshares, Inc.	960,773	0.4
12,810	@	First NBC Bank Holding Co.	448,862	0.2
34,569		Franklin Resources, Inc.	1,288,041	0.5
18,670		Hatteras Financial Corp.	282,850	0.1
6,529		HCC Insurance Holdings, Inc.	505,802	0.2
7,470		Healthcare Realty Trust, Inc.	185,629	0.1
27,374		Home Bancshares, Inc.	1,108,647	0.4
55,193		Host Hotels & Resorts, Inc.	872,601	0.3
5,036		Infinity Property & Casualty Corp.	405,599	0.1
14,465	@	James River Group Holdings Ltd.	388,964	0.1
34,300		Kite Realty Group Trust	816,683	0.3
38,425		LegacyTexas Financial Group, Inc.	1,171,194	0.4
55,928		Lexington Realty Trust	453,017	0.2
36,162	L	LPL Financial Holdings, Inc.	1,438,163	0.5
18,168		M&T Bank Corp.	2,215,588	0.8
8,537		Mack-Cali Realty Corp.	161,179	0.1
27,086		Medical Properties Trust, Inc.	299,571	0.1
19,823		Metlife, Inc.	934,654	0.3
28,413		MFA Mortgage Investments, Inc.	193,493	0.1
8,741		New Residential Investment Corp.	114,507	0.0
78,035		Northern Trust Corp.	5,318,866	2.0
23,491		Outfront Media, Inc.	488,613	0.2
18,675		Pennymac Mortgage Investment Trust	288,902	0.1
115,830		Piedmont Office Realty Trust, Inc.	2,072,199	0.8
18,906		PNC Financial Services Group, Inc.	1,686,415	0.6
21,826		ProAssurance Corp.	1,071,002	0.4
22,417		Reinsurance Group of America, Inc.	2,030,756	0.7
13,792		Rexford Industrial Realty, Inc.	190,192	0.1
6,278		RLJ Lodging Trust	158,645	0.1
26,136		Rouse Properties, Inc.	407,199	0.1
7,600		Sabra Healthcare REIT, Inc.	176,168	0.1
11,121		ServisFirst Bancshares, Inc.	461,855	0.2
33,825	L	Southside Bancshares, Inc.	931,879	0.3
19,352		State Street Corp.	1,300,648	0.5
33,471		Summit Hotel Properties, Inc.	390,607	0.1
13,088		Sunstone Hotel Investors, Inc.	173,154	0.1
33,627		SunTrust Bank	1,285,896	0.5
17,301		T. Rowe Price Group, Inc.	1,202,420	0.4
19,457	@	Texas Capital Bancshares, Inc.	1,019,936	0.4
15,125		Torchmark Corp.	853,050	0.3
9,299		Travelers Cos., Inc.	925,529	0.3
47,111		Two Harbors Investment Corp.	415,519	0.2
29,736		UMB Financial Corp.	1,510,886	0.6
55,007		Unum Group	1,764,625	0.6
20,933		Urstadt Biddle Properties, Inc.	392,284	0.1
21,437		Validus Holdings Ltd.	966,166	0.4
72,458		Valley National Bancorp.	712,987	0.3
9,845		Washington Real Estate Investment Trust	245,436	0.1
44,541	L	Westamerica Bancorp.	1,979,402	0.7
109,707		Weyerhaeuser Co.	2,999,389	1.1
			80,063,984	29.6

		Health Care: 6.1%
9,361	@	AMN Healthcare Services, Inc.	280,923	0.1
8,030		Becton Dickinson & Co.	1,065,260	0.4
121,090		Boston Scientific Corp.	1,987,087	0.7
7,754		Cardinal Health, Inc.	595,662	0.2
7,145		Express Scripts Holding Co.	578,459	0.2
21,774		Haemonetics Corp.	703,736	0.3
20,352		Hanger Orthopedic Group, Inc.	277,601	0.1
49,181	@	LifePoint Hospitals, Inc.	3,486,933	1.3
1,712	@	Magellan Health Services, Inc.	94,896	0.0
27,269	@	MedAssets, Inc.	547,016	0.2
2,775		National Healthcare Corp.	168,970	0.1
4,920		Owens & Minor, Inc.	157,145	0.1
4,546	@	Providence Service Corp.	198,115	0.1
37,642		Quest Diagnostics, Inc.	2,313,854	0.8

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
10,438		Utah Medical Products, Inc.	$562,295	0.2
37,862		Zimmer Biomet Holdings, Inc.	3,556,378	1.3
			16,574,330	6.1

		Industrials: 12.7%
35,396		Actuant Corp.	650,932	0.2
59,928		ADT Corp.	1,791,847	0.7
31,516		Albany International Corp.	901,673	0.3
32,643		Brink's Co.	881,687	0.3
32,159		CDI Corp.	274,959	0.1
8,776		Celadon Group, Inc.	140,591	0.1
47,604		Clean Harbors, Inc.	2,093,148	0.8
31,123	@	Continental Building Products, Inc.	639,266	0.2
21,211		DXP Enterprises, Inc.	578,636	0.2
26,646		Dynamic Materials Corp.	254,203	0.1
62,974		Emerson Electric Co.	2,781,562	1.0
12,895		EnPro Industries, Inc.	505,097	0.2
16,058		Global Brass & Copper Holdings, Inc.	329,350	0.1
21,278		Graham Corp.	375,557	0.1
65,313		Great Lakes Dredge & Dock Corp.	329,177	0.1
97,522		Heartland Express, Inc.	1,944,589	0.7
47,887	@	Innerworkings, Inc.	299,294	0.1
12,645		Kforce, Inc.	332,311	0.1
104,890		Koninklijke Philips NV	2,467,745	0.9
10,489		L-3 Communications Holdings, Inc.	1,096,310	0.4
13,361		Marten Transport Ltd.	216,047	0.1
14,638		Multi-Color Corp.	1,119,661	0.4
18,463		NCI Building Systems, Inc.	195,154	0.1
21,061		On Assignment, Inc.	777,151	0.3
25,919		Oshkosh Corp.	941,637	0.4
8,002		Parker Hannifin Corp.	778,595	0.3
13,743	@	Pentair PLC	701,443	0.3
24,517		Raven Industries, Inc.	415,563	0.2
139,574		Republic Services, Inc.	5,750,449	2.1
28,868		Textron, Inc.	1,086,591	0.4
11,661	@	Thermon Group Holdings, Inc.	239,634	0.1
70,155	@	Tyco International Plc	2,347,386	0.9
10,119		Valmont Industries, Inc.	960,192	0.4
			34,197,437	12.7

		Information Technology: 10.3%
165,089		Applied Materials, Inc.	2,425,157	0.9
16,116	@	AVG Technologies	350,523	0.1
31,909	@	BroadSoft, Inc.	955,994	0.4
8,203	@	Cardtronics, Inc.	268,238	0.1
72,011		EVERTEC, Inc.	1,301,239	0.5
13,860	@	Everyday Health, Inc.	126,680	0.0
106,233		Exar Corp.	632,086	0.2
43,125	@	Fairchild Semiconductor International, Inc.	605,475	0.2
9,268		Harris Corp.	677,954	0.3
28,545		Ingram Micro, Inc.	777,566	0.3
66,209	@	Keysight Technologies, Inc.	2,041,886	0.8
74,172		Kulicke & Soffa Industries, Inc.	680,899	0.3
32,602		Lam Research Corp.	2,129,889	0.8
51,554		Maxim Integrated Products	1,721,904	0.6
58,880		Mentor Graphics Corp.	1,450,214	0.5
45,049		Microchip Technology, Inc.	1,941,161	0.7
52,483		Polycom, Inc.	550,022	0.2
36,496		SanDisk Corp.	1,982,828	0.7
42,715		Semtech Corp.	644,997	0.2
102,029	@	Silicon Graphics International Corp.	400,974	0.2
30,720	@	TE Connectivity Ltd.	1,839,821	0.7
89,241		Teradyne, Inc.	1,607,230	0.6
37,774	@	VeriFone Holdings, Inc.	1,047,473	0.4
21,807		Western Digital Corp.	1,732,348	0.6
			27,892,558	10.3

		Materials: 4.5%
22,416		Bemis Co., Inc.	887,001	0.3
44,977	@	Berry Plastics Group, Inc.	1,352,458	0.5
14,319	@	Chemtura Corp.	409,810	0.2
11,241		Compass Minerals International, Inc.	880,957	0.3
94,415		Graphic Packaging Holding Co.	1,207,568	0.5
3,041		Haynes International, Inc.	115,071	0.0
14,840		Innophos Holdings, Inc.	588,258	0.2
21,139		Innospec, Inc.	983,175	0.4
65,057		KapStone Paper and Packaging Corp.	1,074,091	0.4
3,358		LSB Industries, Inc.	51,445	0.0
43,077		Mosaic Co.	1,340,125	0.5
44,716		Nucor Corp.	1,679,086	0.6
41,518		Sonoco Products Co.	1,566,889	0.6
			12,135,934	4.5

		Telecommunication Services: 1.1%
87,644		CenturyLink, Inc.	2,201,617	0.8
17,882		Level 3 Communications, Inc.	781,265	0.3
			2,982,882	1.1

		Utilities: 8.2%
9,588		Allete, Inc.	484,098	0.2
25,110		Ameren Corp.	1,061,400	0.4
32,406		Atmos Energy Corp.	1,885,381	0.7
19,928		Consolidated Edison, Inc.	1,332,187	0.5
47,700		Edison International	3,008,439	1.1
10,104		El Paso Electric Co.	372,029	0.1
83,576		Great Plains Energy, Inc.	2,258,224	0.8
48,355		Laclede Group, Inc.	2,636,798	1.0
18,886		NorthWestern Corp.	1,016,633	0.4
28,087		OGE Energy Corp.	768,460	0.3
33,478		Pacific Gas & Electric Co.	1,767,638	0.7

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
9,896	South Jersey Industries, Inc.	$249,874	0.1
68,651	Westar Energy, Inc.	2,638,945	1.0
72,762	Xcel Energy, Inc.	2,576,503	0.9
		22,056,609	8.2

	Total Common Stock
	(Cost $275,458,991)	265,994,066	98.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
	Securities Lending Collateralcc: 0.9%
1,000,000	Barclays Capital, Inc., Repurchase Agreement dated 09/30/15, 0.10%, due 10/01/15 (Repurchase Amount $1,000,003, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $1,020,000, due 10/15/15-08/15/45)	1,000,000	0.4
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/15, 0.15%, due 10/01/15 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Securities, 1.500%-3.625%, Market Value plus accrued interest $1,020,000, due 11/30/19-02/15/44)	1,000,000	0.4
343,006	Nomura Securities, Repurchase Agreement dated 09/30/15, 0.14%, due 10/01/15 (Repurchase Amount $343,007, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $349,866, due 11/15/15-07/20/65)	343,006	0.1
		2,343,006	0.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
3,882,558	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%††
	(Cost $3,882,558)	$3,882,558	1.4

	Total Short-Term Investments
	(Cost $6,225,564)	6,225,564	2.3

	Total Investments in Securities (Cost $281,684,555)	$272,219,630	100.8
	Liabilities in Excess of Other Assets	(2,233,082)	(0.8)
	Net Assets	$269,986,548	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2015.

Cost for federal income tax purposes is $284,079,447.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$16,340,298
Gross Unrealized Depreciation	(28,200,115)

Net Unrealized Depreciation	$(11,859,817)

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$26,378,838	$–	$–	$26,378,838
Consumer Staples	17,871,166	506,377	–	18,377,543
Energy	25,333,951	–	–	25,333,951
Financials	80,063,984	–	–	80,063,984
Health Care	16,574,330	–	–	16,574,330
Industrials	31,729,692	2,467,745	–	34,197,437
Information Technology	27,892,558	–	–	27,892,558
Materials	12,135,934	–	–	12,135,934
Telecommunication Services	2,982,882	–	–	2,982,882
Utilities	22,056,609	–	–	22,056,609
Total Common Stock	263,019,944	2,974,122	–	265,994,066
Short-Term Investments	3,882,558	2,343,006	–	6,225,564
Total Investments, at fair value	$266,902,502	$5,317,128	$–	$272,219,630
Other Financial Instruments+
Forward Foreign Currency Contracts	–	7,461	–	7,461
Total Assets	$266,902,502	$5,324,589	$–	$272,227,091
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(5,258)	$–	$(5,258)
Total Liabilities	$–	$(5,258)	$–	$(5,258)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2015, the following forward foreign currency contracts were outstanding for VY® American Century Small-Mid Cap Value Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Credit Suisse Group AG	Japanese Yen	3,255,434	Buy	10/30/15	$27,153	$27,146	$(7)
UBS AG	EU Euro	4,209	Buy	10/30/15	4,737	4,705	(32)
UBS AG	EU Euro	5,013	Buy	10/30/15	5,633	5,605	(28)
							$(67)

Credit Suisse Group AG	Japanese Yen	83,724,895	Sell	10/30/15	$692,961	$698,152	$(5,191)
JPMorgan Chase & Co.	Canadian Dollar	4,380,069	Sell	10/30/15	3,288,537	3,281,697	6,840
UBS AG	EU Euro	55,274	Sell	10/30/15	62,101	61,791	310
UBS AG	EU Euro	136,754	Sell	10/30/15	152,893	152,875	18
UBS AG	EU Euro	2,233,150	Sell	10/30/15	2,496,695	2,496,402	293
							$2,270

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2015 was as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value

Foreign exchange contracts	Forward foreign currency contracts	$7,461
Total Asset Derivatives		$7,461

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$5,258
Total Liability Derivatives		$5,258

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2015:

	Credit Suisse Group AG	JPMorgan Chase & Co.	UBS AG	Totals
Assets:
Forward foreign currency contracts	$-	$6,840	$621	$7,461
Total Assets	-	6,840	621	7,461

Total asset derivative instruments subject to master netting agreements (1)	$-	$-	$-	$-

Liabilities:
Forward foreign currency contracts	$5,198	$-	$60	$5,258
Total Liabilities	5,198	-	60	5,258

Total liability derivative instruments subject to master netting agreements (1)	$-	$-	$-	$-

(1) At September 30, 2015, the Portfolio had not entered into any master netting agreements with its derivative counterparties as disclosed above. As such, the Portfolio did not have any amounts subject to offset.

VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.6%
		Consumer Discretionary: 32.7%
3,700,000	@	AO World PLC	$9,425,611	1.1
429,000	@	Bright Horizons Family Solutions, Inc.	27,558,960	3.2
570,000		Choice Hotels International, Inc.	27,160,500	3.1
215,845		ClubCorp Holdings, Inc.	4,632,034	0.5
122,217	@	Diamond Resorts International, Inc.	2,858,656	0.3
490,000		Dick's Sporting Goods, Inc.	24,308,900	2.8
327,463		Interval Leisure Group, Inc.	6,012,221	0.7
195,000		LKQ Corp.	5,530,200	0.6
761,383	@	Manchester United PLC - Class A	13,072,946	1.5
160,000		Marriott Vacations Worldwide Corp.	10,902,400	1.2
157,000		Morningstar, Inc.	12,600,820	1.4
187,858	@	Nord Anglia Education, Inc.	3,819,153	0.4
66,700		Panera Bread Co.	12,900,447	1.5
400,380		Penn National Gaming, Inc.	6,718,376	0.8
593,691		Pinnacle Entertainment, Inc.	20,090,503	2.3
502,500		Under Armour, Inc.	48,631,950	5.6
475,000		Vail Resorts, Inc.	49,723,000	5.7
			285,946,677	32.7

		Consumer Staples: 7.6%
63,294	@	Boston Beer Co., Inc.	13,330,349	1.5
194,733		Church & Dwight Co., Inc.	16,338,099	1.9
470,000	@	Smart & Final Stores, Inc.	7,383,700	0.9
229,600	@	TreeHouse Foods, Inc.	17,860,584	2.0
235,031		United Natural Foods, Inc.	11,401,354	1.3
			66,314,086	7.6

		Financials: 16.4%
17,700		Alexander's, Inc.	6,619,800	0.8
82,000		Alexandria Real Estate Equities, Inc.	6,942,940	0.8
115,000		American Assets Trust, Inc.	4,698,900	0.5
195,000		Arch Capital Group Ltd.	14,326,650	1.6
272,255		Artisan Partners Asset Management, Inc.	9,591,544	1.1
343,000		Carlyle Group L.P.	5,762,400	0.7
420,000		Cohen & Steers, Inc.	11,529,000	1.3
474,170		Douglas Emmett, Inc.	13,618,162	1.5
297,229		Financial Engines, Inc.	8,759,339	1.0
504,411		Gaming and Leisure Properties, Inc.	14,981,007	1.7
175,000		LaSalle Hotel Properties	4,968,250	0.6
161,498		Moelis & Co.	4,240,937	0.5
208,000		MSCI, Inc. - Class A	12,367,680	1.4
160,000		Oaktree Capital Group, LLC	7,920,000	0.9
390,000		Primerica, Inc.	17,577,300	2.0
			143,903,909	16.4

		Health Care: 9.5%
50,000	@	Atara Biotherapeutics, Inc.	1,572,000	0.2
105,000		Bio-Techne Corp.	9,708,300	1.1
395,000		Community Health Systems, Inc.	16,894,150	1.9
34,939	@	ConforMIS, Inc.	630,998	0.1
134,978	@	Diplomat Pharmacy, Inc.	3,877,918	0.4
20,000		Edwards Lifesciences Corp.	2,843,400	0.3
244,400		Idexx Laboratories, Inc.	18,146,700	2.1
69,000	@	Mettler Toledo International, Inc.	19,647,060	2.3
47,008		Neogen Corp.	2,114,890	0.2
146,956		West Pharmaceutical Services, Inc.	7,953,259	0.9
			83,388,675	9.5

		Industrials: 12.7%
285,000		Air Lease Corp.	8,812,200	1.0
200,000	@	Colfax Corp.	5,982,000	0.7
157,000	@	CoStar Group, Inc.	27,170,420	3.1
195,000		Generac Holdings, Inc.	5,867,550	0.7
211,000		Genesee & Wyoming, Inc.	12,465,880	1.4
59,000		Landstar System, Inc.	3,744,730	0.4
318,000		Middleby Corp.	33,450,420	3.8
100,000		MSC Industrial Direct Co.	6,103,000	0.7
100,000		Trex Co., Inc.	3,333,000	0.4
42,500		Valmont Industries, Inc.	4,032,825	0.5
			110,962,025	12.7

		Information Technology: 16.9%
239,000		Ansys, Inc.	21,065,460	2.4
300,448	@	Benefitfocus, Inc.	9,389,000	1.1
442,500		Booz Allen Hamilton Holding Corp.	11,597,925	1.3
85,000		Factset Research Systems, Inc.	13,583,850	1.6
387,000		Gartner, Inc.	32,480,910	3.7
165,000	@	Guidewire Software, Inc.	8,675,700	1.0
400,000		MAXIMUS, Inc.	23,824,000	2.7
385,000		SS&C Technologies Holdings, Inc.	26,965,400	3.1
			147,582,245	16.9

		Materials: 1.4%
402,000	@	Caesar Stone Sdot Yam Ltd.	12,220,800	1.4

		Telecommunication Services: 0.6%
921,311	@	Iridium Communications, Inc.	5,666,062	0.6

VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: 1.8%
480,000	ITC Holdings Corp.	$16,003,200	1.8

	Total Common Stock
	(Cost $444,381,236)	871,987,679	99.6

	Assets in Excess of Other Liabilities	3,114,261	0.4
	Net Assets	$875,101,940	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $445,785,434.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$443,498,642
Gross Unrealized Depreciation	(17,296,397)

Net Unrealized Appreciation	$426,202,245

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$871,987,679	$–	$–	$871,987,679
Total Investments, at fair value	$871,987,679	$–	$–	$871,987,679

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Consumer Discretionary: 11.4%
61,677		ARAMARK Holdings Corp.	$1,828,106	0.6
75,395		CBS Corp. - Class B	3,008,261	0.9
142,257		Comcast Corp. – Class A	8,091,578	2.5
63,718	@	Delphi Automotive PLC	4,845,117	1.5
84,724		Lowe's Cos, Inc.	5,839,178	1.8
48,350		McDonald's Corp.	4,763,926	1.5
76,247	@	Michaels Cos, Inc.	1,761,306	0.5
6,511		Mohawk Industries, Inc.	1,183,635	0.4
2,740		Priceline.com, Inc.	3,388,996	1.1
17,909		PVH Corp.	1,825,643	0.6
			36,535,746	11.4

		Consumer Staples: 8.0%
94,921		CVS Health Corp.	9,157,978	2.8
36,540	@	Diageo PLC ADR	3,938,647	1.2
69,268		PepsiCo, Inc.	6,531,972	2.0
51,360		Philip Morris International, Inc.	4,074,389	1.3
25,912		Walgreens Boots Alliance, Inc.	2,153,287	0.7
			25,856,273	8.0

		Energy: 6.3%
100,352	@	Canadian Natural Resources Ltd.	1,951,846	0.6
55,621		Chevron Corp.	4,387,385	1.4
42,157		ConocoPhillips	2,021,850	0.6
60,240		Exxon Mobil Corp.	4,478,844	1.4
26,190		Noble Energy, Inc.	790,414	0.2
57,315		Range Resources Corp.	1,840,958	0.6
32,475		Schlumberger Ltd.	2,239,801	0.7
70,806		Williams Cos., Inc.	2,609,201	0.8
			20,320,299	6.3

		Financials: 17.4%
104,685		American Express Co.	7,760,299	2.4
47,258	@	Aon PLC	4,187,531	1.3
329,623		Bank of America Corp.	5,135,526	1.6
36,921		Bank of New York Mellon Corp.	1,445,457	0.4
70,737		Berkshire Hathaway, Inc. – Class B	9,224,105	2.9
16,894		Blackrock, Inc.	5,025,458	1.6
123,586		Citigroup, Inc.	6,131,101	1.9
7,284		Goldman Sachs Group, Inc.	1,265,668	0.4
150,778		JPMorgan Chase & Co.	9,192,935	2.9
33,425		Rayonier, Inc.	737,690	0.2
112,410		Wells Fargo & Co.	5,772,254	1.8
			55,878,024	17.4

		Health Care: 16.4%
122,680		Abbott Laboratories	4,934,190	1.5
74,270		Baxalta, Inc.	2,340,248	0.7
16,855		Biogen, Inc.	4,918,458	1.5
75,549		Cardinal Health, Inc.	5,803,674	1.8
44,004		Celgene Corp.	4,759,913	1.5
31,113		Cigna Corp.	4,200,877	1.3
9,775		Cooper Cos., Inc.	1,455,106	0.5
83,734		Johnson & Johnson	7,816,569	2.4
133,158		Medtronic PLC	8,913,596	2.8
6,241	@	Perrigo Co. PLC	981,522	0.3
48,794		St. Jude Medical, Inc.	3,078,413	1.0
20,841		Vertex Pharmaceuticals, Inc.	2,170,382	0.7
15,215		Zimmer Biomet Holdings, Inc.	1,429,145	0.4
			52,802,093	16.4

		Industrials: 11.2%
19,443		Dun & Bradstreet Corp.	2,041,515	0.6
21,901		FedEx Corp.	3,153,306	1.0
36,349		Fortune Brands Home & Security, Inc.	1,725,487	0.5
247,070		General Electric Co.	6,231,105	1.9
65,037		Honeywell International, Inc.	6,158,354	1.9
15,845	@	IHS, Inc.	1,838,020	0.6
14,442		Kansas City Southern	1,312,489	0.4
159,355	@	Nielsen NV	7,086,517	2.2
94,762	@	Tyco International Plc	3,170,736	1.0
38,000		United Technologies Corp.	3,381,620	1.1
			36,099,149	11.2

		Information Technology: 22.8%
201,325		Activision Blizzard, Inc.	6,218,929	1.9
5,470	@	Alibaba Group Holding Ltd. ADR	322,566	0.1
119,401		Apple, Inc.	13,169,930	4.1
91,772		Broadcom Corp.	4,719,834	1.5
39,664		Electronic Arts, Inc.	2,687,236	0.9
171,269		EMC Corp.	4,137,859	1.3
60,490	@	Facebook, Inc.	5,438,051	1.7
6,953		Google, Inc. - Class A	4,438,587	1.4
13,889		Google, Inc. - Class C	8,450,345	2.6
135,968		Hewlett-Packard Co.	3,482,141	1.1
35,611		Intuit, Inc.	3,160,476	1.0
72,100		Mastercard, Inc.	6,497,652	2.0
174,005		Microsoft Corp.	7,701,461	2.4
14,745	@	Qorvo, Inc.	664,262	0.2
24,198		Skyworks Solutions, Inc.	2,037,714	0.6
			73,127,043	22.8

		Materials: 0.2%
8,075	@	LyondellBasell Industries NV - Class A	673,132	0.2

		Telecommunication Services: 2.8%
205,867		Verizon Communications, Inc.	8,957,273	2.8

		Utilities: 2.1%
26,170		DTE Energy Co.	2,103,283	0.7
28,735		Duke Energy Corp.	2,067,196	0.6

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
38,746	Edison International	$2,443,710	0.8
		6,614,189	2.1

	Total Common Stock
	(Cost $299,212,120)	316,863,221	98.6

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: –%
	Materials: –%
649,000	SINO Forest Corp. Escrow	–	–

	Total Corporate Bonds/Notes
	(Cost $–)	–	–

	Total Investments in Securities (Cost $299,212,120)	$316,863,221	98.6
	Assets in Excess of Other Liabilities	4,399,109	1.4
	Net Assets	$321,262,330	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $299,731,895.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$33,116,206
Gross Unrealized Depreciation	(15,984,880)

Net Unrealized Appreciation	$17,131,326

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$316,863,221	$–	$–	$316,863,221
Corporate Bonds/Notes	–	–	–	–
Total Investments, at fair value	$316,863,221	$–	$–	$316,863,221

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Consumer Discretionary: 14.5%
39,000		AMC Entertainment Holdings, Inc.	$982,410	0.5
150,000		American Eagle Outfitters	2,344,500	1.1
67,500		Bloomin Brands, Inc.	1,227,150	0.6
28,500		Childrens Place Retail Stores, Inc.	1,643,595	0.8
42,000	@	Dave & Buster's Entertainment, Inc.	1,588,860	0.7
53,000		Guess?, Inc.	1,132,080	0.5
29,000	@	Helen of Troy Ltd.	2,589,700	1.2
98,696		Media General, Inc.	1,380,757	0.7
94,000	@	Nord Anglia Education, Inc.	1,911,020	0.9
92,000	@	Party City Holdco, Inc.	1,469,240	0.7
111,000		Penn National Gaming, Inc.	1,862,580	0.9
24,000	@	Red Robin Gourmet Burgers, Inc.	1,817,760	0.9
52,000		Ryland Group, Inc.	2,123,160	1.0
119,000		Sequential Brands Group, Inc.	1,721,930	0.8
63,000		Sinclair Broadcast Group, Inc.	1,595,160	0.8
10,200	@	Skechers USA, Inc.	1,367,616	0.6
24,000		Tenneco, Inc.	1,074,480	0.5
63,857	@	Tower International, Inc.	1,517,242	0.7
121,000	@	Travelcenters of America LLC	1,249,930	0.6
			30,599,170	14.5

		Consumer Staples: 3.1%
32,000		Nu Skin Enterprises, Inc.	1,320,960	0.6
57,000		SpartanNash Co.	1,473,450	0.7
203,000		Supervalu, Inc.	1,457,540	0.7
30,000	@	TreeHouse Foods, Inc.	2,333,700	1.1
			6,585,650	3.1

		Energy: 5.0%
100,000	@	Aegean Marine Petroleum Network, Inc.	674,000	0.3
27,000	@	Carrizo Oil & Gas, Inc.	824,580	0.4
48,000		Delek US Holdings, Inc.	1,329,600	0.6
92,000	@	Matador Resources Co.	1,908,080	0.9
46,000	@	Parsley Energy, Inc.	693,220	0.3
123,000		Patterson-UTI Energy, Inc.	1,616,220	0.8
38,000	@	PDC Energy, Inc.	2,014,380	1.0
210,000		Teekay Tankers Ltd.	1,449,000	0.7
			10,509,080	5.0

		Financials: 40.8%
70,000		American Assets Trust, Inc.	2,860,200	1.4
80,000		American Equity Investment Life Holding Co.	1,864,800	0.9
65,000		Ameris Bancorp.	1,868,750	0.9
60,000		Amerisafe, Inc.	2,983,800	1.4
32,000		Amtrust Financial Services, Inc.	2,015,360	1.0
54,500	@	Argo Group International Holdings Ltd.	3,084,155	1.5
55,000		Bank of the Ozarks, Inc.	2,406,800	1.1
116,300		Brandywine Realty Trust	1,432,816	0.7
44,000		Cathay General Bancorp.	1,318,240	0.6
31,000		Chatham Lodging Trust	665,880	0.3
126,000		CNO Financial Group, Inc.	2,370,060	1.1
79,000		Community Bank System, Inc.	2,936,430	1.4
97,000		CubeSmart	2,639,370	1.2
68,000		Customers Bancorp, Inc.	1,747,600	0.8
120,000		EverBank Financial Corp.	2,316,000	1.1
67,000		First American Financial Corp.	2,617,690	1.2
110,000		First Industrial Realty Trust, Inc.	2,304,500	1.1
125,000		FirstMerit Corp.	2,208,750	1.0
53,000		Highwoods Properties, Inc.	2,053,750	1.0
90,000		Hilltop Holdings, Inc.	1,782,900	0.8
65,000		Independent Bank Corp.	2,996,500	1.4
33,000		Kilroy Realty Corp.	2,150,280	1.0
32,000		LaSalle Hotel Properties	908,480	0.4
46,000		LegacyTexas Financial Group, Inc.	1,402,080	0.7
66,000		Mack-Cali Realty Corp.	1,246,080	0.6
134,000		MGIC Investment Corp.	1,240,840	0.6
72,200		PrivateBancorp, Inc.	2,767,426	1.3
15,500		Prosperity Bancshares, Inc.	761,205	0.4
12,082		PS Business Parks, Inc.	959,069	0.5
126,000		Radian Group, Inc.	2,004,660	0.9
90,000		Renasant Corp.	2,956,500	1.4
41,000		RLJ Lodging Trust	1,036,070	0.5
83,000		Sandy Spring Bancorp, Inc.	2,172,940	1.0
195,000		Sterling Bancorp/DE	2,899,650	1.4
19,000		Sun Communities, Inc.	1,287,440	0.6
34,000		Symetra Financial Corp.	1,075,760	0.5
37,600		TriplePoint Venture Growth BDC Corp.	381,264	0.2
130,000		Umpqua Holdings Corp.	2,119,000	1.0
107,000		Union Bankshares Corp.	2,568,000	1.2
80,000		Virtu Financial, Inc.	1,833,600	0.9
93,000	@	Western Alliance Bancorp.	2,856,030	1.4
212,800		Wilshire Bancorp., Inc.	2,236,528	1.1
51,000		Wintrust Financial Corp.	2,724,930	1.3
			86,062,183	40.8

		Health Care: 7.5%
13,600		AMAG Pharmaceuticals, Inc.	540,328	0.3
59,000	@	Catalent, Inc.	1,433,700	0.7
76,901	@	Globus Medical Inc	1,588,775	0.8
60,000		Kindred Healthcare, Inc.	945,000	0.4
47,500	@	LHC Group, Inc.	2,126,575	1.0
21,500	@	LifePoint Hospitals, Inc.	1,524,350	0.7

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
52,000	@	MedAssets, Inc.	$1,043,120	0.5
27,000		Parexel International Corp.	1,671,840	0.8
83,500	@	PharMerica Corp.	2,377,245	1.1
48,000		VCA, Inc.	2,527,200	1.2
			15,778,133	7.5

		Industrials: 10.5%
56,000		ABM Industries, Inc.	1,529,360	0.7
19,000		Alaska Air Group, Inc.	1,509,550	0.7
63,000		Beacon Roofing Supply, Inc.	2,046,870	1.0
37,000		Deluxe Corp.	2,062,380	1.0
50,600		EMCOR Group, Inc.	2,239,050	1.1
71,000		JetBlue Airways Corp.	1,829,670	0.9
106,132	@	Neff Corp.	593,278	0.3
66,000		On Assignment, Inc.	2,435,400	1.1
74,000		Steelcase, Inc.	1,362,340	0.6
53,000	@	Swift Transportation Co.	796,060	0.4
63,500		Trinity Industries, Inc.	1,439,545	0.7
64,500		TrueBlue, Inc.	1,449,315	0.7
108,000		Wabash National Corp.	1,143,720	0.5
80,000		West Corp.	1,792,000	0.8
			22,228,538	10.5

		Information Technology: 8.6%
38,000	@	AVG Technologies	826,500	0.4
135,000		Cypress Semiconductor Corp.	1,150,200	0.5
56,000	@	Endurance International Group Holdings, Inc.	748,160	0.4
89,000	@	Fairchild Semiconductor International, Inc.	1,249,560	0.6
121,000		II-VI, Inc.	1,945,680	0.9
100,000		Integrated Device Technology, Inc.	2,030,000	1.0
97,000		IXYS Corp.	1,082,520	0.5
149,727		Kulicke & Soffa Industries, Inc.	1,374,494	0.7
93,000		Mentor Graphics Corp.	2,290,590	1.1
24,000		Rogers Corp.	1,276,320	0.6
50,000	@	Super Micro Computer, Inc.	1,363,000	0.6
18,500		SYNNEX Corp.	1,573,610	0.7
45,000		Take-Two Interactive Software, Inc.	1,292,850	0.6
			18,203,484	8.6

		Materials: 3.1%
42,000		Carpenter Technology Corp.	1,250,340	0.6
54,000		Materion Corp.	1,621,080	0.8
40,000		Neenah Paper, Inc.	2,331,200	1.1
90,393	@	Orion Engineered Carbons SA	1,306,179	0.6
			6,508,799	3.1

		Utilities: 4.8%
85,000		Avista Corp.	2,826,250	1.3
72,000		New Jersey Resources Corp.	2,162,160	1.0
79,000		South Jersey Industries, Inc.	1,994,750	1.0
45,000		Southwest Gas Corp.	2,624,400	1.3
30,000		TerraForm Power, Inc.	426,600	0.2
			10,034,160	4.8

	Total Common Stock
	(Cost $188,761,555)		206,509,197	97.9

SHORT-TERM INVESTMENTS: 0.9%
		Mutual Funds: 0.9%
1,943,135		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%††
		(Cost $1,943,135)	1,943,135	0.9

	Total Short-Term Investments
	(Cost $1,943,135)		1,943,135	0.9

	Total Investments in Securities (Cost $190,704,690)		$208,452,332	98.8
	Assets in Excess of Other Liabilities		2,625,834	1.2
	Net Assets		$211,078,166	100.0

††	Rate shown is the 7-day yield as of September 30, 2015.
@	Non-income producing security.

Cost for federal income tax purposes is $190,867,452.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$31,526,379
Gross Unrealized Depreciation	(13,941,499)

Net Unrealized Appreciation	$17,584,880

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$206,509,197	$–	$–	$206,509,197
Short-Term Investments	1,943,135	–	–	1,943,135
Total Investments, at fair value	$208,452,332	$–	$–	$208,452,332

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

VY® Fidelity® VIP Contrafund® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
Master Fund: 99.9%
7,589,138	Fidelity VIP Contrafund Portfolio	$240,272,110	99.9
	Total Investments in Master Fund
	(Cost $176,310,783)	$240,272,110	99.9
	Assets in Excess of Other Liabilities	354,991	0.1
	Net Assets	$240,627,101	100.0

Cost for federal income tax purposes is $219,236,013.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$21,036,097
Gross Unrealized Depreciation	–

Net Unrealized Appreciation	$21,036,097

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Master Fund	$240,272,110	$–	$–	$240,272,110
Total Investments, at fair value	$240,272,110	$–	$–	$240,272,110

VY® Fidelity® VIP Equity-Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
Master Fund: 99.9%
541,187	Fidelity VIP Equity-Income Portfolio	$10,785,860	99.9
	Total Investments in Master Fund
	(Cost $11,241,340)	$10,785,860	99.9
	Assets in Excess of Other Liabilities	10,247	0.1
	Net Assets	$10,796,107	100.0

Cost for federal income tax purposes is $12,675,299.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$–
Gross Unrealized Depreciation	(1,889,439)

Net Unrealized Depreciation	$(1,889,439)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Master Fund	$10,785,860	$–	$–	$10,785,860
Total Investments, at fair value	$10,785,860	$–	$–	$10,785,860

VY® Fidelity® VIP Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
Master Fund: 99.8%
1,084,030	Fidelity VIP Mid Cap Portfolio	$33,659,122	99.8
	Total Investments in Master Fund
	(Cost $34,773,349)	$33,659,122	99.8
	Assets in Excess of Other Liabilities	79,802	0.2
	Net Assets	$33,738,924	100.0

Cost for federal income tax purposes is $36,375,544.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$–
Gross Unrealized Depreciation	(2,716,422)

Net Unrealized Depreciation	$(2,716,422)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Master Fund	$33,659,122	$–	$–	$33,659,122
Total Investments, at fair value	$33,659,122	$–	$–	$33,659,122

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.0%
		Consumer Discretionary: 15.9%
291,817	@	Carnival Corp.	$14,503,305	2.7
49,771		CBS Corp. - Class B	1,985,863	0.4
150,270		Comcast Corp. – Class A	8,547,357	1.6
27,965	L	Fossil Group, Inc.	1,562,684	0.3
298,680		General Motors Co.	8,966,374	1.7
227,604		Johnson Controls, Inc.	9,413,701	1.8
141,045		Kohl's Corp.	6,531,794	1.2
71,194		Mattel, Inc.	1,499,346	0.3
110,195		Newell Rubbermaid, Inc.	4,375,843	0.8
84,307		Target Corp.	6,631,589	1.2
34,086		Time Warner Cable, Inc.	6,114,006	1.2
34,641		Time Warner, Inc.	2,381,569	0.4
225,490		Twenty-First Century Fox, Inc. Class B	6,104,014	1.1
143,739		Viacom, Inc. Class B	6,202,338	1.2
			84,819,783	15.9

		Consumer Staples: 6.1%
209,776		Coca-Cola Co.	8,416,213	1.6
235,462		ConAgra Foods, Inc.	9,538,566	1.8
25,212		CVS Health Corp.	2,432,454	0.5
102,614		Mondelez International, Inc.	4,296,448	0.8
59,014	@	Unilever NV ADR	2,372,363	0.4
81,904		Wal-Mart Stores, Inc.	5,310,655	1.0
			32,366,699	6.1

		Energy: 13.4%
272,761	@	BP PLC ADR	8,335,576	1.6
81,640		Chevron Corp.	6,439,763	1.2
131,915		Devon Energy Corp.	4,892,727	0.9
133,515		Halliburton Co.	4,719,755	0.9
57,435		Hess Corp.	2,875,196	0.5
141,709		Murphy Oil Corp.	3,429,358	0.7
234,449	@,L	Noble Corp. PLC	2,557,839	0.5
71,372		Occidental Petroleum Corp.	4,721,258	0.9
249,720		QEP Resources, Inc.	3,128,992	0.6
207,019	@	Royal Dutch Shell PLC - Class A ADR	9,810,631	1.8
444,470	@	Suncor Energy, Inc.	11,876,238	2.2
996,771	@	Weatherford International PLC	8,452,618	1.6
			71,239,951	13.4

		Financials: 28.0%
91,391		Aflac, Inc.	5,312,559	1.0
109,940		Allstate Corp.	6,402,906	1.2
247,768		Ally Financial, Inc.	5,049,512	1.0
972,912		Bank of America Corp.	15,157,969	2.9
217,320		Bank of New York Mellon Corp.	8,508,078	1.6
507,957		Citigroup, Inc.	25,199,747	4.7
166,142		Citizens Financial Group, Inc.	3,964,148	0.7
401,595		Fifth Third Bancorp	7,594,161	1.4
30,445		Goldman Sachs Group, Inc.	5,290,123	1.0
313,473		JPMorgan Chase & Co.	19,112,449	3.6
163,134		Metlife, Inc.	7,691,768	1.5
269,520		Morgan Stanley	8,489,880	1.6
101,915		PNC Financial Services Group, Inc.	9,090,818	1.7
133,094		State Street Corp.	8,945,248	1.7
53,143		US Bancorp	2,179,394	0.4
210,628		Wells Fargo & Co.	10,815,748	2.0
			148,804,508	28.0

		Health Care: 11.1%
78,469		AbbVie, Inc.	4,269,498	0.8
37,344		Anthem, Inc.	5,228,160	1.0
55,244		Express Scripts Holding Co.	4,472,554	0.8
51,872	@	GlaxoSmithKline PLC ADR	1,994,479	0.4
55,029		Medtronic PLC	3,683,641	0.7
204,302		Merck & Co., Inc.	10,090,476	1.9
85,750		Novartis AG	7,881,444	1.5
291,957		Pfizer, Inc.	9,170,369	1.7
143,088	@	Roche Holding AG ADR	4,714,750	0.9
162,904	@,L	Sanofi-Aventis SA ADR	7,733,053	1.4
			59,238,424	11.1

		Industrials: 6.4%
56,134		Caterpillar, Inc.	3,668,918	0.7
150,931		Emerson Electric Co.	6,666,622	1.3
558,641		General Electric Co.	14,088,926	2.6
11,706		Honeywell International, Inc.	1,108,441	0.2
57,539	@	Ingersoll-Rand PLC - Class A	2,921,255	0.5
152,199		Textron, Inc.	5,728,771	1.1
			34,182,933	6.4

		Information Technology: 12.9%
33,416		Autodesk, Inc.	1,474,982	0.3
454,063		Cisco Systems, Inc.	11,919,154	2.2
79,378		Citrix Systems, Inc.	5,499,308	1.0
191,825		Corning, Inc.	3,284,044	0.6
231,677		eBay, Inc.	5,662,186	1.1
260,788		Hewlett-Packard Co.	6,678,781	1.3
157,411		Intel Corp.	4,744,367	0.9
172,208		Microsoft Corp.	7,621,926	1.4
249,980		NetApp, Inc.	7,399,408	1.4
145,603	@	PayPal Holdings, Inc.	4,519,517	0.9
359,635		Symantec Corp.	7,002,093	1.3
89,735		Yahoo!, Inc.	2,594,239	0.5
			68,400,005	12.9

		Materials: 1.4%
375,648		Alcoa, Inc.	3,628,760	0.7
104,200		International Paper Co.	3,937,718	0.7
			7,566,478	1.4

		Telecommunication Services: 0.7%
805,652		Frontier Communications Corp.	3,826,847	0.7

		Utilities: 1.1%
77,530		FirstEnergy Corp.	2,427,464	0.4

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
66,856	Pacific Gas & Electric Co.	$3,529,997	0.7
		5,957,461	1.1

	Total Common Stock
	(Cost $488,923,909)	516,403,089	97.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
	Securities Lending Collateralcc: 0.8%
1,005,856	Barclays Capital, Inc., Repurchase Agreement dated 09/30/15, 0.10%, due 10/01/15 (Repurchase Amount $1,005,859, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $1,025,973, due 10/15/15-08/15/45)	1,005,856	0.2
211,749	Daiwa Capital Markets, Repurchase Agreement dated 09/30/15, 0.20%, due 10/01/15 (Repurchase Amount $211,750, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $215,984, due 10/01/15-09/09/49)	211,749	0.0
1,005,856	HSBC Securities USA, Repurchase Agreement dated 09/30/15, 0.10%, due 10/01/15 (Repurchase Amount $1,005,859, collateralized by various U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $1,025,974, due 11/15/15-07/15/37)	1,005,856	0.2
1,005,856	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/15, 0.15%, due 10/01/15 (Repurchase Amount $1,005,860, collateralized by various U.S. Government Securities, 1.500%-3.625%, Market Value plus accrued interest $1,025,973, due 11/30/19-02/15/44)	1,005,856	0.2
1,005,856	Nomura Securities, Repurchase Agreement dated 09/30/15, 0.14%, due 10/01/15 (Repurchase Amount $1,005,860, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,025,973, due 11/15/15-07/20/65)	1,005,856	0.2
		4,235,173	0.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.7%
9,251,767	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%††
	(Cost $9,251,767)	9,251,767	1.7

	Total Short-Term Investments
	(Cost $13,486,940)	13,486,940	2.5

	Total Investments in Securities (Cost $502,410,849)	$529,890,029	99.5
	Assets in Excess of Other Liabilities	2,595,997	0.5
	Net Assets	$532,486,026	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2015.

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Cost for federal income tax purposes is $515,738,931.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$70,420,130
Gross Unrealized Depreciation	(56,269,032)

Net Unrealized Appreciation	$14,151,098

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$84,819,783	$–	$–	$84,819,783
Consumer Staples	32,366,699	–	–	32,366,699
Energy	71,239,951	–	–	71,239,951
Financials	148,804,508	–	–	148,804,508
Health Care	51,356,980	7,881,444	–	59,238,424
Industrials	34,182,933	–	–	34,182,933
Information Technology	68,400,005	–	–	68,400,005
Materials	7,566,478	–	–	7,566,478
Telecommunication Services	3,826,847	–	–	3,826,847
Utilities	5,957,461	–	–	5,957,461
Total Common Stock	508,521,645	7,881,444	–	516,403,089
Short-Term Investments	9,251,767	4,235,173	–	13,486,940
Total Investments, at fair value	$517,773,412	$12,116,617	$–	$529,890,029
Other Financial Instruments+
Forward Foreign Currency Contracts	–	488,039	–	488,039
Total Assets	$517,773,412	$12,604,656	$–	$530,378,068
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(3,776)	$–	$(3,776)
Total Liabilities	$–	$(3,776)	$–	$(3,776)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2015, the following forward foreign currency contracts were outstanding for VY® Invesco Comstock Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Deutsche Bank AG	Swiss Franc	967,089	Buy	10/16/15	$996,550	$992,774	$(3,776)
							$(3,776)

Barclays Bank PLC	EU Euro	3,061,336	Sell	10/16/15	$3,464,692	$3,421,487	$43,205
CIBC World Markets	Swiss Franc	2,735,153	Sell	10/16/15	2,821,141	2,807,795	13,346
CIBC World Markets	EU Euro	3,061,336	Sell	10/16/15	3,464,024	3,421,486	42,538
CIBC World Markets	Canadian Dollar	3,177,815	Sell	10/16/15	2,398,659	2,381,103	17,556
CIBC World Markets	British Pound	1,437,813	Sell	10/16/15	2,213,240	2,174,906	38,334
Deutsche Bank AG	Canadian Dollar	3,177,837	Sell	10/16/15	2,398,657	2,381,119	17,538
Deutsche Bank AG	EU Euro	3,061,337	Sell	10/16/15	3,463,704	3,421,488	42,216

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	British Pound	1,437,813	Sell	10/16/15	$2,212,492	$2,174,906	$37,586
Deutsche Bank AG	Swiss Franc	2,735,097	Sell	10/16/15	2,821,346	2,807,738	13,608
Goldman Sachs & Co.	Canadian Dollar	3,177,837	Sell	10/16/15	2,399,001	2,381,119	17,882
Goldman Sachs & Co.	EU Euro	3,061,336	Sell	10/16/15	3,463,473	3,421,486	41,987
Goldman Sachs & Co.	British Pound	1,437,813	Sell	10/16/15	2,212,492	2,174,906	37,586
Goldman Sachs & Co.	Swiss Franc	2,735,152	Sell	10/16/15	2,820,646	2,807,794	12,852
The Royal Bank of Canada	British Pound	1,437,824	Sell	10/16/15	2,212,912	2,174,923	37,989
The Royal Bank of Canada	Canadian Dollar	3,177,837	Sell	10/16/15	2,398,476	2,381,119	17,357
The Royal Bank of Canada	EU Euro	3,061,336	Sell	10/16/15	3,464,483	3,421,486	42,997
The Royal Bank of Canada	Swiss Franc	2,735,153	Sell	10/16/15	2,821,258	2,807,796	13,462
							$488,039

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2015 was as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value

Foreign exchange contracts	Forward foreign currency contracts	$488,039
Total Asset Derivatives		$488,039

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$3,776
Total Liability Derivatives		$3,776

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2015:

	Barclays Bank PLC	CIBC World Markets	Deutsche Bank AG	Goldman Sachs & Co.	Royal Bank of Canada	Totals
Assets:
Forward foreign currency contracts	$43,205	$111,774	$110,948	$110,307	$111,805	$488,039
Total Assets	$43,205	$111,774	$110,948	$110,307	$111,805	$488,039

Liabilities:
Forward foreign currency contracts	$-	$-	$3,776	$-	$-	$3,776
Total Liabilities	$-	$-	$3,776	$-	$-	$3,776

Net OTC derivative instruments by counterparty, at fair value	$43,205	$111,774	$107,172	$110,307	$111,805	$484,263

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$43,205	$111,774	$107,172	$110,307	$111,805	$484,263

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 62.9%
		Consumer Discretionary: 5.8%
462,544	@	Carnival Corp.	$22,988,437	1.3
68,361		CBS Corp. - Class B	2,727,604	0.2
295,675		Comcast Corp. – Class A	16,817,994	0.9
323,638		General Motors Co.	9,715,613	0.5
305,800		Target Corp.	24,054,228	1.3
254,072	@	Thomson Reuters Corp.	10,212,381	0.6
64,555		Time Warner Cable, Inc.	11,579,230	0.6
59,803		Time Warner, Inc.	4,111,456	0.2
101,833		Viacom, Inc. Class B	4,394,094	0.2
			106,601,037	5.8

		Consumer Staples: 5.0%
343,292		Archer-Daniels-Midland Co.	14,229,454	0.8
374,229		Mondelez International, Inc.	15,668,968	0.9
203,558		Philip Morris International, Inc.	16,148,256	0.9
205,963		Procter & Gamble Co.	14,816,978	0.8
241,525		Sysco Corp.	9,412,229	0.5
312,922		Wal-Mart Stores, Inc.	20,289,863	1.1
			90,565,748	5.0

		Energy: 6.2%
113,384		Anadarko Petroleum Corp.	6,847,260	0.4
391,655		Apache Corp.	15,337,210	0.8
256,795		Baker Hughes, Inc.	13,363,612	0.7
474,390	@	Canadian Natural Resources Ltd.	9,238,963	0.5
141,714		Exxon Mobil Corp.	10,536,436	0.6
179,695		Occidental Petroleum Corp.	11,886,824	0.7
976,687		Royal Dutch Shell PLC - Class A	23,056,618	1.3
308,462	L	Total S.A.	13,875,581	0.7
1,052,032	@	Weatherford International PLC	8,921,231	0.5
			113,063,735	6.2

		Financials: 19.5%
140,000	@	Aon PLC	12,405,400	0.7
2,113,144		Bank of America Corp.	32,922,784	1.8
289,459		BB&T Corp.	10,304,740	0.6
460,906		Charles Schwab Corp.	13,163,475	0.7
1,099,785		Citigroup, Inc.	54,560,334	3.0
752,923		Citizens Financial Group, Inc.	17,964,743	1.0
92,557		CME Group, Inc.	8,583,736	0.5
275,085		Comerica, Inc.	11,305,993	0.6
678,837		Fifth Third Bancorp	12,836,808	0.7
561,185		First Horizon National Corp.	7,957,603	0.4
74,381		Goldman Sachs Group, Inc.	12,924,443	0.7
891,114		JPMorgan Chase & Co.	54,331,221	3.0
246,832		Marsh & McLennan Cos., Inc.	12,889,567	0.7
920,395		Morgan Stanley	28,992,442	1.6
192,921		Northern Trust Corp.	13,149,495	0.7
254,034		PNC Financial Services Group, Inc.	22,659,833	1.2
258,131		State Street Corp.	17,348,985	1.0
252,517	@	Willis Group Holdings PLC	10,345,621	0.6
			354,647,223	19.5

		Health Care: 9.0%
76,496		Amgen, Inc.	10,580,927	0.6
80,762		Anthem, Inc.	11,306,680	0.6
171,417		Baxalta, Inc.	5,401,350	0.3
272,110		Baxter International, Inc.	8,938,814	0.5
170,993		Eli Lilly & Co.	14,310,404	0.8
120,384		Express Scripts Holding Co.	9,746,289	0.5
224,129		Medtronic PLC	15,003,195	0.8
415,682		Merck & Co., Inc.	20,530,534	1.1
198,691		Novartis AG	18,262,065	1.0
427,156		Pfizer, Inc.	13,416,970	0.8
141,125		Sanofi	13,435,185	0.7
259,551	@	Teva Pharmaceutical Industries Ltd. ADR	14,654,249	0.8
76,806		UnitedHealth Group, Inc.	8,910,264	0.5
			164,496,926	9.0

		Industrials: 5.3%
125,678		Caterpillar, Inc.	8,214,314	0.5
429,615		CSX Corp.	11,556,644	0.6
113,559		General Dynamics Corp.	15,665,464	0.9
1,486,491		General Electric Co.	37,489,303	2.1
197,655	@	Ingersoll-Rand PLC - Class A	10,034,944	0.5
384,415	@	Tyco International Plc	12,862,526	0.7
			95,823,195	5.3

		Information Technology: 9.1%
132,439		Adobe Systems, Inc.	10,889,135	0.6
294,650	@	Amdocs Ltd.	16,759,692	0.9
710,417		Applied Materials, Inc.	10,436,026	0.6
725,101		Cisco Systems, Inc.	19,033,901	1.0
150,998		Citrix Systems, Inc.	10,461,141	0.6
591,611		Corning, Inc.	10,128,380	0.6
469,124		eBay, Inc.	11,465,391	0.6
483,382		Intel Corp.	14,569,134	0.8
524,770		Juniper Networks, Inc.	13,491,837	0.7
313,398		Microsoft Corp.	13,870,995	0.8
315,212		NetApp, Inc.	9,330,275	0.5
375,129	@	PayPal Holdings, Inc.	11,644,004	0.6
704,785		Symantec Corp.	13,722,164	0.8
			165,802,075	9.1

		Materials: 0.4%
230,662		Mosaic Co.	7,175,895	0.4

		Telecommunication Services: 1.8%
210,046		Orange SA	3,184,159	0.2
939,633		Koninklijke KPN NV	3,524,029	0.2
1,962,335	L	Telecom Italia S.p.A. - TIT	2,418,248	0.1
187,020		Telefonica S.A.	2,268,936	0.1
213,237		Verizon Communications, Inc.	9,277,942	0.5

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Telecommunication Services: (continued)
376,568	@	Vodafone Group PLC ADR	$11,952,268	0.7
			32,625,582	1.8

		Utilities: 0.8%
214,962		FirstEnergy Corp.	6,730,460	0.4
156,306		Pacific Gas & Electric Co.	8,252,957	0.4
			14,983,417	0.8

	Total Common Stock
	(Cost $1,188,953,398)		1,145,784,833	62.9

PREFERRED STOCK: 1.0%
		Energy: 0.4%
140,612	P	El Paso Energy Capital Trust I	6,889,988	0.4

		Financials: 0.6%
68,900		AMG Capital Trust II	3,884,238	0.2
56,155		Keycorp	7,300,150	0.4
4,467	P	State Street Corp.	115,963	0.0
4,000	P	Wells Fargo & Co.	102,000	0.0
			11,402,351	0.6

	Total Preferred Stock
	(Cost $16,606,816)		18,292,339	1.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 20.2%
		Basic Materials: 0.3%
80,000		ArcelorMittal, 7.500%, 03/01/41	64,800	0.0
460,000		ArcelorMittal, 10.600%, 06/01/19	498,525	0.0
1,320,000		Eastman Chemical Co., 2.700%, 01/15/20	1,320,210	0.1
195,000		International Paper Co., 6.000%, 11/15/41	210,754	0.0
315,000		Monsanto Co., 2.125%, 07/15/19	316,487	0.0
215,000		Monsanto Co., 3.375%, 07/15/24	207,229	0.0
770,000	#	Montell Finance Co. BV, 8.100%, 03/15/27	996,929	0.1
150,000		Rio Tinto Finance USA Ltd., 7.125%, 07/15/28	186,836	0.0
335,000		Rio Tinto Finance USA Ltd., 9.000%, 05/01/19	410,167	0.0
835,000		Sunoco Logistics Partner, 5.300%, 04/01/44	677,912	0.1
550,000		Sunoco Logistics Partner, 5.500%, 02/15/30	598,441	0.0
320,000	#	Xstrata Finance Canada Ltd., 2.050%, 10/23/15	319,684	0.0
			5,807,974	0.3

		Communications: 2.5%
2,045,000		Amazon.com, Inc., 0.650%, 11/27/15	2,045,736	0.1
225,000		America Movil S.A.B de CV, 2.375%, 09/08/16	227,513	0.0
455,000		America Movil S.A.B de CV, 4.375%, 07/16/42	408,367	0.0
466,000		AT&T, Inc., 3.400%, 05/15/25	445,885	0.0
837,000		AT&T, Inc., 3.000%, 06/30/22	817,912	0.1
747,000		AT&T, Inc., 4.500%, 05/15/35	687,198	0.0
101,000		AT&T, Inc., 5.350%, 09/01/40	100,162	0.0
270,000		AT&T, Inc., 6.150%, 09/15/34	290,388	0.0
365,000		British Telecommunications PLC, 1.250%, 02/14/17	364,651	0.0
1,635,000	#	CCO Safari II LLC, 4.464%, 07/23/22	1,636,864	0.1
2,421,000	L	Ciena Corp., 4.000%, 12/15/20	3,177,563	0.2
1,115,000		Comcast Corp., 4.400%, 08/15/35	1,124,851	0.1
1,019,000		Comcast Corp., 5.700%, 05/15/18	1,128,030	0.1
135,000		Comcast Corp., 6.450%, 03/15/37	171,255	0.0
340,000	#	Cox Communications, Inc., 4.700%, 12/15/42	290,144	0.0
1,210,000	#	Cox Communications, Inc., 8.375%, 03/01/39	1,471,862	0.1
822,000	#	Crown Castle Towers, LLC, 4.883%, 08/15/20	890,540	0.1
435,000	#	Crown Castle Towers, LLC, 6.113%, 01/15/40	491,468	0.0
505,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.800%, 03/15/22	509,165	0.0
2,960,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	2,792,654	0.2
1,576,000	#	FireEye, Inc., 1.000%, 06/01/35	1,429,235	0.1
1,576,000	#	FireEye, Inc., 1.625%, 06/01/35	1,401,655	0.1
285,000		Interpublic Group of Cos., Inc., 2.250%, 11/15/17	285,846	0.0
4,912,000		JDS Uniphase Corp., 0.625%, 08/15/33	4,608,070	0.3
2,419,000		Liberty Interactive LLC, 0.750%, 03/30/43	3,628,500	0.2
9,559,000		Liberty Media Corp., 1.375%, 10/15/23	9,087,024	0.5
125,000		NBCUniversal Media, LLC, 5.150%, 04/30/20	141,193	0.0
210,000		NBCUniversal Media, LLC, 5.950%, 04/01/41	251,365	0.0
415,000		Rogers Communications, Inc., 4.500%, 03/15/43	392,877	0.0

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
370,000		Telefonica Emisones SAU, 7.045%, 06/20/36	$435,357	0.0
535,000		Verizon Communications, Inc., 4.400%, 11/01/34	499,594	0.0
1,058,000		Verizon Communications, Inc., 4.522%, 09/15/48	934,047	0.1
467,000		Verizon Communications, Inc., 5.012%, 08/21/54	428,874	0.0
745,000		Verizon Communications, Inc., 5.150%, 09/15/23	823,251	0.1
280,000		Verizon Communications, Inc., 6.400%, 02/15/38	322,795	0.0
95,000		Verizon Communications, Inc., 6.400%, 09/15/33	109,208	0.0
559,000		Viacom, Inc., 4.850%, 12/15/34	484,583	0.0
			44,335,682	2.5

		Consumer, Cyclical: 1.2%
450,000		Advance Auto Parts, Inc., 4.500%, 12/01/23	470,425	0.0
387,000		Advance Auto Parts, Inc., 5.750%, 05/01/20	432,520	0.0
732,872		American Airlines 2014-1 Class A Pass Through Trust, 3.700%, 10/01/26	729,208	0.1
315,000		Cintas Corp. No 2, 2.850%, 06/01/16	318,519	0.0
375,562		Continental Airlines 2009-1 Pass Through Trust, 9.000%, 01/08/18	395,095	0.0
226,580		Continental Airlines 2010-1 Class A Pass Through Trust, 4.750%, 07/15/22	238,192	0.0
360,625		Continental Airlines 2012-1 Class A Pass Thru Trusts, 4.150%, 04/11/24	370,091	0.0
634,625		CVS Pass-Through Trust, 6.036%, 12/10/28	718,260	0.1
620,000		CVS Caremark Corp., 3.375%, 08/12/24	624,383	0.0
149,016		Delta Air Lines 2010-1 Class A Pass Through Trust, 6.200%, 01/02/20	161,124	0.0
595,000		Dollar General Corp., 3.250%, 04/15/23	568,135	0.0
1,056,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/25	1,053,767	0.1
2,040,000		Ford Motor Credit Co. LLC, 2.500%, 01/15/16	2,049,725	0.1
2,035,000		Iconix Brand Group, Inc., 1.500%, 03/15/18	1,622,913	0.1
1,526,000		Iconix Brand Group, Inc., 2.500%, 06/01/16	1,442,070	0.1
725,000		MDC Holdings, Inc., 6.000%, 01/15/43	590,875	0.0
1,460,000		QVC, Inc., 5.450%, 08/15/34	1,308,710	0.1
594,000		Ross Stores, Inc., 3.375%, 09/15/24	591,512	0.0
645,000		Target Corp., 2.900%, 01/15/22	658,904	0.0
2,190,000		Target Corp., 5.875%, 07/15/16	2,277,639	0.1
885,000		United Airlines 2014-2 Class A Pass Through Trust, 3.750%, 03/03/28	888,319	0.1
1,456,572	#	Virgin Australia 2013-1A Trust, 5.000%, 04/23/25	1,516,655	0.1
1,000,000		Walgreens Boots Alliance, Inc., 3.300%, 11/18/21	1,014,635	0.1
737,000		Walgreens Boots Alliance, Inc., 4.500%, 11/18/34	699,174	0.1
375,000		Wal-Mart Stores, Inc., 3.300%, 04/22/24	388,364	0.0
50,000		Wal-Mart Stores, Inc., 6.500%, 08/15/37	65,805	0.0
135,000		Wyndham Worldwide Corp., 2.950%, 03/01/17	136,689	0.0
			21,331,708	1.2

		Consumer, Non-cyclical: 4.6%
3,150,000		AbbVie, Inc., 1.200%, 11/06/15	3,151,411	0.2
1,137,000		AbbVie, Inc., 4.500%, 05/14/35	1,084,506	0.1
1,455,000		Actavis Funding SCS, 1.850%, 03/01/17	1,458,859	0.1
433,000		Actavis Funding SCS, 4.550%, 03/15/35	399,819	0.0
985,000		Actavis Funding SCS, 4.850%, 06/15/44	901,578	0.1
610,000		Aetna, Inc., 3.950%, 09/01/20	650,899	0.0
1,430,000		Allergan, Inc., 5.750%, 04/01/16	1,460,957	0.1
1,130,000		Amgen, Inc., 2.300%, 06/15/16	1,140,569	0.1
1,285,000		Anheuser-Busch InBev Worldwide, Inc., 2.875%, 02/15/16	1,295,765	0.1
1,097,000	#	BAT International Finance PLC, 3.950%, 06/15/25	1,143,765	0.1
981,000	#	Bayer US Finance LLC, 3.000%, 10/08/21	997,299	0.1
507,000		Becton Dickinson and Co., 2.675%, 12/15/19	513,511	0.0
715,000		Becton Dickinson and Co., 3.875%, 05/15/24	738,010	0.0
435,000		Becton Dickinson and Co., 4.875%, 05/15/44	450,310	0.0
3,611,000		BioMarin Pharmaceutical, Inc., 1.500%, 10/15/20	4,870,336	0.3
4,224,000		Brookdale Senior Living, Inc., 2.750%, 06/15/18	4,506,480	0.3

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,445,000		Celgene Corp., 4.625%, 05/15/44	$1,377,079	0.1
325,000		Celgene Corp., 4.000%, 08/15/23	334,859	0.0
260,000		Celgene Corp., 5.000%, 08/15/45	259,037	0.0
750,000		Coca-Cola Co., 1.800%, 09/01/16	758,255	0.0
240,000		Corn Products International, Inc., 6.625%, 04/15/37	290,155	0.0
493,000		Edwards Lifesciences Corp., 2.875%, 10/15/18	503,568	0.0
965,000	#	ERAC USA Finance LLC, 2.350%, 10/15/19	966,115	0.1
420,000		Express Scripts Holding Co., 2.250%, 06/15/19	419,271	0.0
2,285,000		Express Scripts, Inc., 3.125%, 05/15/16	2,311,353	0.1
1,400,000		General Mills, Inc., 0.875%, 01/29/16	1,401,362	0.1
1,400,000		General Mills, Inc., 2.200%, 10/21/19	1,414,757	0.1
755,000		Gilead Sciences, Inc., 4.400%, 12/01/21	818,859	0.0
80,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	101,828	0.0
785,000	#	Grupo Bimbo SAB de CV, 3.875%, 06/27/24	762,423	0.0
4,573,000		HealthSouth Corp., 2.000%, 12/01/43	5,190,355	0.3
1,644,000	#	HJ Heinz Co., 1.600%, 06/30/17	1,647,232	0.1
1,102,000	#	Imperial Tobacco Finance PLC, 3.750%, 07/21/22	1,114,189	0.1
2,410,000	L	Jazz Investments I Ltd., 1.875%, 08/15/21	2,461,213	0.1
963,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/22	947,712	0.1
423,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/45	385,574	0.0
1,768,000		Live Nation Entertainment, Inc., 2.500%, 05/15/19	1,850,875	0.1
730,000		McKesson Corp., 2.284%, 03/15/19	732,200	0.0
1,733,000		Medtronic, Inc., 3.150%, 03/15/22	1,759,496	0.1
615,000		Medtronic, Inc., 4.375%, 03/15/35	623,223	0.0
390,000		Medtronic, Inc., 4.000%, 04/01/43	365,818	0.0
2,940,000		Merck & Co., Inc., 0.700%, 05/18/16	2,944,783	0.2
1,820,000		Mondelez International, Inc., 4.125%, 02/09/16	1,840,258	0.1
630,000		Moody's Corp., 4.500%, 09/01/22	664,918	0.0
639,000		Moodys Corp., 4.875%, 02/15/24	676,912	0.0
2,201,000		NuVasive, Inc., 2.750%, 07/01/17	2,785,641	0.2
3,840,000		PepsiCo, Inc., 2.500%, 05/10/16	3,885,746	0.2
275,000		Perrigo Co. PLC, 2.300%, 11/08/18	272,243	0.0
328,000		Philip Morris International, Inc., 1.250%, 08/11/17	328,964	0.0
1,635,000		Philip Morris International, Inc., 2.500%, 05/16/16	1,652,996	0.1
275,000		Philip Morris International, Inc., 3.600%, 11/15/23	285,426	0.0
820,000		Philip Morris International, Inc., 4.875%, 11/15/43	870,736	0.1
4,315,000		Sanofi, 2.625%, 03/29/16	4,359,893	0.2
333,000		Sysco Corp., 4.850%, 10/01/45	340,468	0.0
825,000		Tupperware Brands Corp., 4.750%, 06/01/21	864,181	0.1
354,000		Tyson Foods, Inc., 4.875%, 08/15/34	362,017	0.0
365,000		Tyson Foods, Inc., 5.150%, 08/15/44	384,586	0.0
1,965,000		Unilever Capital Corp., 2.750%, 02/10/16	1,980,736	0.1
145,000		Ventas Realty L.P., 5.700%, 09/30/43	161,128	0.0
795,000		Verisk Analytics, Inc., 5.500%, 06/15/45	784,565	0.0
3,018,000	#	Wright Medical Group, Inc., 2.000%, 02/15/20	2,885,963	0.2
2,000,000		Zoetis, Inc., 1.150%, 02/01/16	2,001,516	0.1
79,000		Zoetis, Inc., 4.700%, 02/01/43	71,080	0.0
			83,965,638	4.6

		Energy: 1.6%
2,284,000		Chevron Corp., 1.365%, 03/02/18	2,286,629	0.1
360,000		Chevron Corp., 1.718%, 06/24/18	362,958	0.0
2,947,000		Cobalt International Energy, Inc., 2.625%, 12/01/19	2,099,737	0.1
1,425,000		ConocoPhillips Co., 2.875%, 11/15/21	1,420,201	0.1
1,528,000		ConocoPhillips Co., 4.150%, 11/15/34	1,453,990	0.1
715,000		Devon Energy Corp., 2.250%, 12/15/18	716,926	0.1
291,000		Devon Energy Corp., 3.250%, 05/15/22	279,480	0.0
460,000	#	Enable Midstream Partners L.P., 2.400%, 05/15/19	437,358	0.0
570,000		Energy Transfer Partners L.P., 4.900%, 03/15/35	461,958	0.0

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
3,320,000		Enterprise Products Operating, LLC, 3.200%, 02/01/16	$3,342,875	0.2
175,000		Enterprise Products Operating L.P., 5.250%, 01/31/20	192,148	0.0
300,000		Enterprise Products Operating L.P., 6.500%, 01/31/19	336,736	0.0
615,000		Enterprise Products Operating LLC, 2.550%, 10/15/19	613,859	0.0
1,943,000		Helix Energy Solutions Group, Inc., 3.250%, 03/15/32	1,595,689	0.1
250,000		Husky Energy, Inc., 3.950%, 04/15/22	241,861	0.0
868,000		Kinder Morgan, Inc./DE, 5.300%, 12/01/34	741,547	0.1
3,475,000		Marathon Oil Corp., 0.900%, 11/01/15	3,474,301	0.2
570,000		Noble Energy, Inc., 5.250%, 11/15/43	508,463	0.0
130,000		Noble Holding International Ltd., 2.500%, 03/15/17	120,937	0.0
295,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	289,360	0.0
577,000		Rowan Cos, Inc., 5.400%, 12/01/42	343,125	0.0
28,000		Rowan Cos, Inc., 5.850%, 01/15/44	17,548	0.0
318,000		Southwestern Energy Co., 4.100%, 03/15/22	288,145	0.0
165,000		Spectra Energy Capital, LLC, 7.500%, 09/15/38	181,894	0.0
1,615,000		Spectra Energy Partners L.P., 2.950%, 06/15/16	1,635,858	0.1
858,000		Spectra Energy Partners L.P., 4.500%, 03/15/45	730,963	0.1
4,224,000	L	Stone Energy Corp., 1.750%, 03/01/17	3,577,200	0.2
544,000		Suncor Energy, Inc., 3.600%, 12/01/24	540,605	0.0
215,000		Texas Eastern Transmission LP, 7.000%, 07/15/32	257,856	0.0
1,411,000		Williams Partners L.P., 5.100%, 09/15/45	1,083,421	0.1
125,000		Williams Partners L.P., 5.400%, 03/04/44	100,164	0.0
			29,733,792	1.6

		Financial: 5.5%
3,445,000		Abbey National Treasury Services PLC/London, 4.000%, 04/27/16	3,507,499	0.2
1,690,000	#	ABN AMRO Bank NV, 1.375%, 01/22/16	1,693,797	0.1
1,715,000		Aegon NV, 4.625%, 12/01/15	1,725,746	0.1
395,000		American International Group, Inc., 2.300%, 07/16/19	398,516	0.0
1,325,000		Air Lease Corp., 2.625%, 09/04/18	1,324,271	0.1
1,870,000		Air Lease Corp., 4.250%, 09/15/24	1,837,275	0.1
543,000		American Express Co., 3.625%, 12/05/24	538,498	0.0
1,200,000		American Financial Group, Inc./OH, 9.875%, 06/15/19	1,501,303	0.1
1,140,000		American International Group, Inc., 4.375%, 01/15/55	1,042,936	0.1
440,000	#	Apollo Management Holdings L.P., 4.000%, 05/30/24	444,250	0.0
1,475,000		Australia & New Zealand Banking Group Ltd., 0.900%, 02/12/16	1,476,910	0.1
445,000		Bank of America Corp., 1.250%, 01/11/16	445,695	0.0
500,000		Bank of America Corp., 5.650%, 05/01/18	545,739	0.0
400,000		Bank of America Corp., 5.750%, 12/01/17	432,598	0.0
525,000		Barclays Bank PLC, 6.750%, 05/22/19	610,926	0.0
1,295,000		BB&T Corp., 3.200%, 03/15/16	1,306,326	0.1
725,000	#	BBVA Bancomer SA/Texas, 4.375%, 04/10/24	730,438	0.1
860,000	L	BNP Paribas SA, 4.250%, 10/15/24	855,998	0.1
1,023,000		Boeing Capital Corp., 2.125%, 08/15/16	1,035,513	0.1
1,205,000		Brookfield Asset Management, Inc., 4.000%, 01/15/25	1,202,253	0.1
2,800,000		Capital One Financial Corp., 1.000%, 11/06/15	2,800,734	0.2
1,930,000		Citigroup, Inc., 4.000%, 08/05/24	1,913,678	0.1
260,000		Citigroup, Inc., 5.300%, 05/06/44	271,696	0.0
560,000		Citigroup, Inc., 6.675%, 09/13/43	688,501	0.0
325,000		CNA Financial Corp., 5.875%, 08/15/20	370,089	0.0
472,000	#	Credit Suisse AG, 6.500%, 08/08/23	509,465	0.0
1,540,000	#	Farmers Exchange Capital III, 5.454%, 10/15/54	1,532,312	0.1
4,196,000		Fifth Third Bancorp., 3.625%, 01/25/16	4,233,286	0.2
4,011,000	#	Goldman Sachs Group, Inc., 1.000%, 03/15/17	5,103,717	0.3
4,179,000	#	Goldman Sachs Group, Inc., 1.000%, 09/28/20	4,352,512	0.2
355,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	396,243	0.0

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
720,000		Goldman Sachs Group, Inc., 6.150%, 04/01/18	$793,283	0.1
465,000	#	HBOS PLC, 6.750%, 05/21/18	513,713	0.0
840,000		HCP, Inc., 3.875%, 08/15/24	823,656	0.1
320,000		HCP, Inc., 4.200%, 03/01/24	320,375	0.0
500,000		HSBC Finance Corp., 5.500%, 01/19/16	506,753	0.0
4,851,000		Jefferies Group, Inc., 3.875%, 11/01/29	4,948,020	0.3
515,000		JPMorgan Chase & Co., 4.250%, 10/01/27	514,341	0.0
665,000		JPMorgan Chase & Co., 5.000%, 12/29/49	647,544	0.0
1,120,000		JPMorgan Chase & Co., 5.300%, 12/29/49	1,103,200	0.1
1,825,000		JPMorgan Chase & Co., 6.100%, 10/29/49	1,815,419	0.1
443,000	#	KKR Group Finance Co. III LLC, 5.125%, 06/01/44	433,085	0.0
1,830,000		Lazard Group LLC, 3.750%, 02/13/25	1,750,271	0.1
2,000,000	#	Liberty Mutual Group, Inc., 4.850%, 08/01/44	1,953,212	0.1
375,000		Lloyds Bank PLC, 2.300%, 11/27/18	379,628	0.0
510,000	#	Macquarie Bank Ltd., 5.000%, 02/22/17	533,786	0.0
285,000		Markel Corp., 5.000%, 03/30/43	290,787	0.0
275,000		Marsh & McLennan Cos, Inc., 4.050%, 10/15/23	290,384	0.0
1,076,000		MGIC Investment Corp., 2.000%, 04/01/20	1,549,440	0.1
2,779,000		MGIC Investment Corp., 5.000%, 05/01/17	2,970,056	0.2
2,360,000	#	Mizuho Financial Group Cayman 3 Ltd., 4.600%, 03/27/24	2,459,776	0.1
2,975,000		Morgan Stanley, 2.375%, 07/23/19	2,977,100	0.2
790,000		Morgan Stanley, 3.450%, 11/02/15	791,792	0.1
1,040,000		Morgan Stanley, 4.000%, 07/23/25	1,064,616	0.1
560,000		Morgan Stanley, 6.375%, 07/24/42	694,454	0.0
165,000		National Rural Utilities Cooperative Finance Corp., 3.050%, 02/15/22	166,943	0.0
1,515,000	#	Nationwide Financial Services, Inc., 5.300%, 11/18/44	1,537,389	0.1
1,293,000		Old Republic International Corp., 3.750%, 03/15/18	1,499,880	0.1
400,000		Piedmont Operating Partnership L.P., 4.450%, 03/15/24	408,513	0.0
2,545,000		PNC Bank NA, 1.300%, 10/03/16	2,552,123	0.1
275,000		Prudential Financial, Inc., 5.100%, 08/15/43	292,885	0.0
648,000		Radian Group, Inc., 2.250%, 03/01/19	980,100	0.1
1,607,000	L	Radian Group, Inc., 3.000%, 11/15/17	2,321,111	0.1
125,000		Realty Income Corp., 2.000%, 01/31/18	126,074	0.0
525,000		Reinsurance Group of America, Inc., 4.700%, 09/15/23	566,920	0.0
460,000		Senior Housing Properties Trust, 4.300%, 01/15/16	460,958	0.0
1,360,000	#	Societe Generale SA, 2.625%, 09/16/20	1,364,906	0.1
805,000	#	Societe Generale SA, 5.000%, 01/17/24	815,371	0.1
440,000	#	Standard Chartered PLC, 5.700%, 03/26/44	426,285	0.0
1,100,000		Sumitomo Mitsui Banking Corp., 2.650%, 07/23/20	1,112,016	0.1
3,535,000		Suntrust Bk., 3.600%, 04/15/16	3,579,226	0.2
445,000		Travelers Cos, Inc./The, 4.600%, 08/01/43	465,702	0.0
170,000		Ventas Realty L.P. / Ventas Capital Corp., 4.250%, 03/01/22	177,693	0.0
140,000		Wells Fargo & Co., 1.500%, 01/16/18	140,008	0.0
965,000		Wells Fargo & Co., 3.550%, 09/29/25	967,384	0.1
2,285,000		Wells Fargo & Co., 3.900%, 05/01/45	2,111,671	0.1
470,000		Wells Fargo & Co., 4.100%, 06/03/26	474,978	0.0
2,000,000		Wells Fargo & Co., 4.650%, 11/04/44	1,969,684	0.1
350,000		WR Berkley Corp., 4.625%, 03/15/22	372,129	0.0
			99,843,360	5.5

		Industrial: 1.2%
1,105,000	#	Aviation Capital Group Corp., 2.875%, 09/17/18	1,105,376	0.1
1,095,000	#	Aviation Capital Group Corp., 4.875%, 10/01/25	1,090,894	0.1
1,335,000		Burlington Northern Santa Fe LLC, 5.150%, 09/01/43	1,432,887	0.1
330,000		CSX Corp., 5.500%, 04/15/41	366,428	0.0
1,015,000		Deere & Co., 2.600%, 06/08/22	997,964	0.1
1,520,000		Eaton Corp., 0.950%, 11/02/15	1,520,584	0.1
295,000		FedEx Corp., 4.900%, 01/15/34	308,305	0.0
605,000		FedEx Corp., 5.100%, 01/15/44	636,552	0.0
2,740,000		General Electric Co., 0.850%, 10/09/15	2,740,156	0.2

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
455,000		L-3 Communications Corp., 3.950%, 05/28/24	$437,139	0.0
985,000		Lockheed Martin Corp., 2.125%, 09/15/16	996,688	0.1
304,000		Northrop Grumman Corp., 3.850%, 04/15/45	274,431	0.0
703,000		Packaging Corp. of America, 4.500%, 11/01/23	735,550	0.1
510,000	#	Penske Truck Leasing Co. Lp / PTL Finance Corp., 2.500%, 03/15/16	513,171	0.0
545,000		Pentair Finance SA, 5.000%, 05/15/21	577,977	0.0
285,000		Precision Castparts Corp., 2.500%, 01/15/23	276,459	0.0
157,000		Union Pacific Corp., 3.646%, 02/15/24	164,224	0.0
730,000		Union Pacific Corp., 4.150%, 01/15/45	727,394	0.0
375,000		Union Pacific Corp., 4.850%, 06/15/44	411,802	0.0
3,795,000		UTi Worldwide, Inc., 4.500%, 03/01/19	2,817,787	0.2
550,000		Valmont Industries, Inc., 5.000%, 10/01/44	486,049	0.0
2,193,000		Valmont Industries, Inc., 5.250%, 10/01/54	1,938,645	0.1
752,000		Waste Management, Inc., 3.900%, 03/01/35	711,264	0.0
			21,267,726	1.2

		Technology: 3.2%
1,146,000		Apple, Inc., 2.150%, 02/09/22	1,118,511	0.1
7,292,000	L	Citrix Systems, Inc., 0.500%, 04/15/19	7,724,962	0.4
340,000		Computer Sciences Corp., 4.450%, 09/15/22	351,237	0.0
1,040,000		HP Enterprise Co., 2.479%, 10/05/17	1,039,418	0.1
2,055,000		HP Enterprise Co., 2.895%, 10/05/18	2,052,370	0.1
1,025,000		HP Enterprise Co., 6.200%, 10/15/35	1,024,406	0.1
5,367,000	L	Lam Research Corp., 1.250%, 05/15/18	6,755,711	0.4
960,000		Lam Research Corp., 3.800%, 03/15/25	930,082	0.0
2,788,000	#	Microchip Technology, Inc., 1.625%, 02/15/25	2,681,707	0.1
4,933,000	L	Micron Technology, Inc., 3.000%, 11/15/43	4,171,468	0.2
649,000		Microsoft Corp., 3.500%, 02/12/35	605,022	0.0
3,387,000		NetSuite, Inc., 0.250%, 06/01/18	3,422,987	0.2
6,651,000		NVIDIA Corp., 1.000%, 12/01/18	8,783,477	0.5
5,271,000	#	ON Semiconductor Corp., 1.000%, 12/01/20	4,931,679	0.3
1,005,000		Oracle Corp., 4.300%, 07/08/34	1,009,994	0.0
330,000		Pitney Bowes, Inc., 4.625%, 03/15/24	333,282	0.0
512,000		Qualcomm, Inc., 3.000%, 05/20/22	505,356	0.0
8,937,000	L	SanDisk Corp., 0.500%, 10/15/20	8,696,818	0.5
540,000		Seagate HDD Cayman, 4.750%, 01/01/25	518,138	0.0
1,146,000	#	Seagate HDD Cayman, 5.750%, 12/01/34	1,105,836	0.1
1,141,000	L	Xerox Corp., 4.800%, 03/01/35	1,051,080	0.1
			58,813,541	3.2

		Utilities: 0.1%
1,384,000		Georgia Power Co., 3.000%, 04/15/16	1,400,461	0.1
355,000		Louisville Gas & Electric Co., 1.625%, 11/15/15	355,403	0.0
605,000		Oglethorpe Power Corp., 4.550%, 06/01/44	599,856	0.0
			2,355,720	0.1

	Total Corporate Bonds/Notes
	(Cost $371,418,107)		367,455,141	20.2

MUNICIPAL BONDS: 0.0%
		Georgia: 0.0%
175,000		Municipal Electric Authority of Georgia, 6.637%, 04/01/57	205,109	0.0
325,000		Municipal Electric Authority of Georgia, 6.655%, 04/01/57	380,653	0.0

	Total Municipal Bonds
	(Cost $503,983)		585,762	0.0

U.S. TREASURY OBLIGATIONS: 10.3%
		U.S. Treasury Bonds: 1.8%
18,392,200		2.000%, due 08/15/25	18,306,474	1.0
14,330,600		3.000%, due 05/15/45	14,679,622	0.8
			32,986,096	1.8

		U.S. Treasury Notes: 8.5%
120,000		0.875%, due 04/30/17	120,614	0.0
72,298,000		0.625%, due 09/30/17	72,271,611	4.0
56,220,000		1.000%, due 09/15/18	56,359,088	3.1
25,632,000		1.375%, due 09/30/20	25,633,666	1.4
182,000		1.750%, due 09/30/22	181,972	0.0
180,000		2.625%, due 11/15/20	190,372	0.0
			154,757,323	8.5

	Total U.S. Treasury Obligations
	(Cost $187,427,210)		187,743,419	10.3

FOREIGN GOVERNMENT BONDS: 0.1%
150,000	#	Electricite de France SA, 4.600%, 01/27/20	165,698	0.0
620,000	#	Electricite de France SA, 4.875%, 01/22/44	662,137	0.1

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
640,000	# Electricite de France SA, 5.625%, 12/29/49	$634,720	0.0

	Total Foreign Government Bonds
	(Cost $1,383,604)	1,462,555	0.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.3%
	Federal Home Loan Mortgage Corporation: 0.1%##
2,400,000	4.875%, due 06/13/18	2,652,715	0.1

	Federal National Mortgage Association: 0.2%##
2,130,000	4.375%, due 10/15/15	2,133,321	0.1
915,000	6.625%, due 11/15/30	1,323,888	0.1
		3,457,209	0.2

	Total U.S. Government Agency Obligations
	(Cost $5,653,567)	6,109,924	0.3

	Total Long-Term Investments
	(Cost $1,771,946,685)	1,727,433,973	94.8

SHORT-TERM INVESTMENTS: 7.5%
	Securities Lending Collateralcc: 2.4%
8,548,953	BNP Paribas Bank, Repurchase Agreement dated 09/30/15, 0.11%, due 10/01/15 (Repurchase Amount $8,548,979, collateralized by various U.S. Government Agency Obligations, 0.250%-7.500%, Market Value plus accrued interest $8,719,943, due 08/01/16-10/01/45)	8,548,953	0.5
10,335,230	Citigroup, Inc., Repurchase Agreement dated 09/30/15, 0.12%, due 10/01/15 (Repurchase Amount $10,335,264, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $10,541,935, due 05/15/18-10/01/45)	10,335,230	0.6
10,335,230	HSBC Securities USA, Repurchase Agreement dated 09/30/15, 0.11%, due 10/01/15 (Repurchase Amount $10,335,261, collateralized by various U.S. Government Agency Obligations, 0.625%-6.500%, Market Value plus accrued interest $10,541,970, due 12/28/16-10/01/45)	10,335,230	0.6
10,335,230	Royal Bank of Scotland PLC, Repurchase Agreement dated 09/30/15, 0.11%, due 10/01/15 (Repurchase Amount $10,335,261, collateralized by various U.S. Government Securities, 0.073%-3.375%, Market Value plus accrued interest $10,541,973, due 01/31/16-02/28/21)	10,335,230	0.5
3,962,001	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/15, 0.17%, due 10/01/15 (Repurchase Amount $3,962,019, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $4,042,804, due 01/15/17-02/15/42)	3,962,001	0.2
		43,516,644	2.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 5.1%
92,896,295	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%††
	(Cost $92,896,295)	92,896,295	5.1

	Total Short-Term Investments
	(Cost $136,412,939)	136,412,939	7.5

	Total Investments in Securities (Cost $1,908,359,624)	$1,863,846,912	102.3
	Liabilities in Excess of Other Assets	(41,040,555)	(2.3)
	Net Assets	$1,822,806,357	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

††	Rate shown is the 7-day yield as of September 30, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.
ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2015.

Cost for federal income tax purposes is $1,911,586,101.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$85,912,764
Gross Unrealized Depreciation	(133,651,953)

Net Unrealized Depreciation	$(47,739,189)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$106,601,037	$–	$–	$106,601,037
Consumer Staples	90,565,748	–	–	90,565,748
Energy	76,131,536	36,932,199	–	113,063,735
Financials	354,647,223	–	–	354,647,223
Health Care	132,799,676	31,697,250	–	164,496,926
Industrials	95,823,195	–	–	95,823,195
Information Technology	165,802,075	–	–	165,802,075
Materials	7,175,895	–	–	7,175,895
Telecommunication Services	21,230,210	11,395,372	–	32,625,582
Utilities	14,983,417	–	–	14,983,417
Total Common Stock	1,065,760,012	80,024,821	–	1,145,784,833
Preferred Stock	217,963	18,074,376	–	18,292,339
Corporate Bonds/Notes	–	367,455,141	–	367,455,141
Municipal Bonds	–	585,762	–	585,762
Short-Term Investments	92,896,295	43,516,644	–	136,412,939
U.S. Treasury Obligations	–	187,743,419	–	187,743,419
Foreign Government Bonds	–	1,462,555	–	1,462,555
U.S. Government Agency Obligations	–	6,109,924	–	6,109,924
Total Investments, at fair value	$1,158,874,270	$704,972,642	$–	$1,863,846,912
Other Financial Instruments+
Forward Foreign Currency Contracts	–	2,193,583	–	2,193,583
Total Assets	$1,158,874,270	$707,166,225	$–	$1,866,040,495
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(141,191)	$–	$(141,191)
Total Liabilities	$–	$(141,191)	$–	$(141,191)

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2015, the following forward foreign currency contracts were outstanding for VY® Invesco Equity and Income Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

The Bank of New York	Israeli New Shekel	24,558,280	Sell	10/02/15	$6,244,080	$6,260,156	$(16,076)
The Bank of New York	Canadian Dollar	9,453,463	Sell	10/02/15	7,099,033	7,083,899	15,134
The Bank of New York	British Pound	9,068,935	Sell	10/02/15	14,106,411	13,718,985	387,426
The Bank of New York	Swiss Franc	7,349,269	Sell	10/02/15	7,769,194	7,540,805	228,389
The Bank of New York	EU Euro	13,261,257	Sell	10/02/15	15,125,193	14,818,206	306,987
The Bank of New York	Israeli New Shekel	21,800,981	Sell	11/06/15	5,549,865	5,559,286	(9,421)
The Bank of New York	Canadian Dollar	9,511,121	Sell	11/06/15	7,084,845	7,125,832	(40,987)
The Bank of New York	Swiss Franc	6,616,402	Sell	11/06/15	6,821,103	6,797,092	24,011
The Bank of New York	EU Euro	12,761,605	Sell	11/06/15	14,381,818	14,267,598	114,220
The Bank of New York	British Pound	8,421,268	Sell	11/06/15	12,760,916	12,737,143	23,773
State Street	Israeli New Shekel	24,558,291	Sell	10/02/15	6,240,196	6,260,159	(19,963)
State Street	Canadian Dollar	9,453,494	Sell	10/02/15	7,097,980	7,083,922	14,058
State Street	British Pound	9,068,914	Sell	10/02/15	14,110,024	13,718,953	391,071
State Street	Swiss Franc	7,349,306	Sell	10/02/15	7,772,438	7,540,844	231,594
State Street	EU Euro	13,261,334	Sell	10/02/15	15,116,064	14,818,292	297,772
State Street	Israeli New Shekel	21,801,026	Sell	11/06/15	5,546,227	5,559,298	(13,071)
State Street	Canadian Dollar	9,511,172	Sell	11/06/15	7,084,197	7,125,870	(41,673)
State Street	Swiss Franc	6,616,419	Sell	11/06/15	6,821,051	6,797,110	23,941
State Street	British Pound	8,421,315	Sell	11/06/15	12,763,177	12,737,214	25,963
State Street	EU Euro	12,761,644	Sell	11/06/15	14,376,885	14,267,641	109,244
							$2,052,392

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2015 was as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value

Foreign exchange contracts	Forward foreign currency contracts	$2,193,583
Total Asset Derivatives		$2,193,583

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$141,191
Total Liability Derivatives		$141,191

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2015:

	State Street	The Bank of New York	Totals
Assets:
Forward foreign currency contracts	$1,093,643	$1,099,940	$2,193,583
Total Assets	$1,093,643	$1,099,940	$2,193,583

Liabilities:
Forward foreign currency contracts	$74,707	$66,484	$141,191
Total Liabilities	$74,707	$66,484	$141,191

Net OTC derivative instruments by counterparty, at fair value	$1,018,936	$1,033,456	$2,052,392

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$1,018,936	$1,033,456	$2,052,392

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.5%
		Consumer Discretionary: 18.3%
11,490		Autozone, Inc.	$8,316,807	1.3
113,310		Bed Bath & Beyond, Inc.	6,460,936	1.0
216,930		Best Buy Co., Inc.	8,052,442	1.3
79,779		CBS Corp. - Class B	3,183,182	0.5
108,110		Dish Network Corp. - Class A	6,307,138	1.0
77,230		Expedia, Inc.	9,088,426	1.5
211,640		Gap, Inc.	6,031,740	1.0
68,680		Genuine Parts Co.	5,692,885	0.9
138,285		Jarden Corp.	6,759,371	1.1
184,140		Kohl's Corp.	8,527,523	1.4
67,476		Marriott International, Inc.	4,601,863	0.7
58,860		Mohawk Industries, Inc.	10,700,159	1.7
76,030		Nordstrom, Inc.	5,452,111	0.9
53,390		PVH Corp.	5,442,577	0.9
52,239		Starwood Hotels & Resorts Worldwide, Inc.	3,472,849	0.6
194,960		TEGNA, Inc.	4,365,154	0.7
84,840		Tiffany & Co.	6,551,345	1.0
146,650		Time, Inc.	2,793,683	0.4
41,280		VF Corp.	2,815,709	0.4
			114,615,900	18.3

		Consumer Staples: 6.2%
45,470		Constellation Brands, Inc.	5,693,299	0.9
80,880		Dr Pepper Snapple Group, Inc.	6,393,564	1.1
54,013		Edgewell Personal Care Co.	4,407,461	0.7
65,763		Energizer Holdings, Inc.	2,545,686	0.4
62,040		Hershey Co.	5,700,235	0.9
245,120		Kroger Co.	8,841,478	1.4
829,830		Rite Aid Corp.	5,037,068	0.8
			38,618,791	6.2

		Energy: 3.5%
330,140		Columbia Pipeline Group, Inc.	6,038,261	1.0
137,310		EQT Corp.	8,893,569	1.4
105,650		PBF Energy, Inc.	2,982,499	0.5
299,550		Southwestern Energy Co.	3,801,289	0.6
			21,715,618	3.5

		Financials: 31.8%
9,153		Alleghany Corp.	4,284,611	0.7
219,200		Ally Financial, Inc.	4,467,296	0.7
111,190		American Campus Communities, Inc.	4,029,526	0.6
108,260		American Homes 4 Rent	1,740,821	0.3
72,590		Ameriprise Financial, Inc.	7,921,747	1.3
43,220		AvalonBay Communities, Inc.	7,555,720	1.2
34,620		Boston Properties, Inc.	4,099,008	0.7
224,930		Brixmor Property Group, Inc.	5,281,356	0.8
51,840		Chubb Corp.	6,358,176	1.0
207,740		Citizens Financial Group, Inc.	4,956,676	0.8
58,080		City National Corp.	5,114,525	0.8
494,320		Fifth Third Bancorp	9,347,591	1.5
86,230		First Republic Bank/San Francisco CA	5,412,657	0.9
218,740		General Growth Properties, Inc.	5,680,678	0.9
175,240		Hartford Financial Services Group, Inc.	8,022,487	1.3
85,330		HCP, Inc.	3,178,542	0.5
275,160		Hudson City Bancorp., Inc.	2,798,377	0.5
220,290		Huntington Bancshares, Inc.	2,335,074	0.4
172,650		Invesco Ltd.	5,391,859	0.9
287,150		Kimco Realty Corp.	7,015,074	1.1
76,860		Legg Mason, Inc.	3,198,145	0.5
266,930		Loews Corp.	9,646,850	1.5
73,421	L	M&T Bank Corp.	8,953,691	1.4
158,880		Marsh & McLennan Cos., Inc.	8,296,714	1.3
62,060		Northern Trust Corp.	4,230,010	0.7
127,830		Old Republic International Corp.	1,999,261	0.3
138,302		Outfront Media, Inc.	2,876,682	0.5
88,080		Progressive Corp.	2,698,771	0.4
160,460		Rayonier, Inc.	3,541,352	0.6
64,980		Regency Centers Corp.	4,038,507	0.7
220,540		SunTrust Bank	8,433,450	1.4
101,300		T. Rowe Price Group, Inc.	7,040,350	1.1
177,890		Unum Group	5,706,711	0.9
72,776		Vornado Realty Trust	6,580,406	1.1
168,930		Weyerhaeuser Co.	4,618,546	0.7
49,270		WR Berkley Corp.	2,678,810	0.4
190,830	@	XL Group Plc	6,930,946	1.1
69,220		Zions Bancorp.	1,906,319	0.3
			198,367,322	31.8

		Health Care: 5.5%
74,950		AmerisourceBergen Corp.	7,119,501	1.1
155,180		Brookdale Senior Living, Inc.	3,562,933	0.6
57,570		Cigna Corp.	7,773,101	1.2
31,120		Henry Schein, Inc.	4,130,246	0.7
46,780		Humana, Inc.	8,373,620	1.3
27,310		Universal Health Services, Inc.	3,408,561	0.6
			34,367,962	5.5

		Industrials: 8.9%
110,880		Ametek, Inc.	5,801,242	0.9
80,130		Carlisle Cos., Inc.	7,001,759	1.1
67,810		Equifax, Inc.	6,589,776	1.1
109,850		Fortune Brands Home & Security, Inc.	5,214,579	0.8
73,130		Hubbell, Inc.	6,212,394	1.0
93,440		IDEX Corp.	6,662,272	1.1

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
104,390		MSC Industrial Direct Co.	$6,370,922	1.0
67,520		Regal-Beloit Corp.	3,811,504	0.6
147,579	@	Rexnord Corp.	2,505,891	0.4
37,071		Snap-On, Inc.	5,595,497	0.9
			55,765,836	8.9

		Information Technology: 9.1%
118,580		Amphenol Corp.	6,042,837	1.0
106,680		Analog Devices, Inc.	6,017,819	1.0
179,610		Arrow Electronics, Inc.	9,928,841	1.6
111,076	@	CommScope Holding Co., Inc.	3,335,612	0.5
163,106		Jack Henry & Associates, Inc.	11,353,808	1.8
59,690		KLA-Tencor Corp.	2,984,500	0.5
208,050		Synopsys, Inc.	9,607,749	1.5
174,350		Xilinx, Inc.	7,392,440	1.2
			56,663,606	9.1

		Materials: 5.3%
77,800		Airgas, Inc.	6,949,874	1.1
69,898		Albemarle Corp.	3,082,502	0.5
77,750		Ball Corp.	4,836,050	0.8
18,620		Sherwin-Williams Co.	4,148,163	0.7
148,045		Silgan Holdings, Inc.	7,704,262	1.2
124,690		WestRock Co.	6,414,054	1.0
			33,134,905	5.3

		Utilities: 10.9%
447,510		Centerpoint Energy, Inc.	8,073,080	1.3
200,000		CMS Energy Corp.	7,064,000	1.1
95,940		Edison International	6,050,936	1.0
207,984		Energen Corp.	10,370,082	1.7
80,730		National Fuel Gas Co.	4,034,885	0.6
425,650		Questar Corp.	8,261,867	1.3
40,900		Sempra Energy	3,955,848	0.6
115,600		WEC Energy Group, Inc.	6,036,632	1.0
184,520		Westar Energy, Inc.	7,092,949	1.1
203,990		Xcel Energy, Inc.	7,223,286	1.2
			68,163,565	10.9

	Total Common Stock
	(Cost $521,029,710)		621,413,505	99.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.7%
	Securities Lending Collateralcc: 0.0%
12,281	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/15, 0.15%, due 10/01/15 (Repurchase Amount $12,281, collateralized by various U.S. Government Securities, 1.500%-3.625%, Market Value plus accrued interest $12,527, due 11/30/19-02/15/44)
	(Cost $12,281)	$12,281	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.7%
4,569,288	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%††
	(Cost $4,569,288)	4,569,288	0.7

	Total Short-Term Investments
	(Cost $4,581,569)	4,581,569	0.7

	Total Investments in Securities (Cost $525,611,279)	$625,995,074	100.2
	Liabilities in Excess of Other Assets	(1,030,682)	(0.2)
	Net Assets	$624,964,392	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2015.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2015.

Cost for federal income tax purposes is $526,952,704.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$134,288,192
Gross Unrealized Depreciation	(35,245,822)

Net Unrealized Appreciation	$99,042,370

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$621,413,505	$–	$–	$621,413,505
Short-Term Investments	4,569,288	12,281	–	4,581,569
Total Investments, at fair value	$625,982,793	$12,281	$–	$625,995,074

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

VY® Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.0%
		Brazil: 0.9%
604,900	@	Ambev SA ADR	$2,964,010	0.2
431,950	@,L	Embraer SA ADR	11,049,281	0.7
			14,013,291	0.9

		China: 1.4%
587,091	@	JD.com, Inc. ADR	15,299,591	1.0
124,550	@,L	Qihoo 360 Technology Co. Ltd. ADR	5,957,227	0.4
			21,256,818	1.4

		Denmark: 0.2%
104,377	L	FLSmidth & Co. A/S	3,464,206	0.2

		France: 4.8%
175,188		LVMH Moet Hennessy Louis Vuitton SE	29,824,703	1.9
113,510		Kering	18,581,040	1.2
323,640		Societe Generale	14,463,870	1.0
229,564		Technip S.A.	10,863,863	0.7
			73,733,476	4.8

		Germany: 7.3%
164,737		Allianz SE	25,879,165	1.7
187,519		Bayer AG	24,058,519	1.5
582,430		Deutsche Bank AG	15,718,235	1.0
87,962		Linde AG	14,287,265	0.9
399,343		SAP SE	25,871,054	1.7
80,901		Siemens AG	7,227,489	0.5
			113,041,727	7.3

		India: 3.7%
10,844,800		DLF Ltd.	22,801,505	1.5
2,567,830	@	ICICI Bank Ltd. ADR	21,518,415	1.4
2,099,411		Zee Telefilms Ltd.	12,610,027	0.8
			56,929,947	3.7

		Italy: 1.8%
4,230,895		Banca Monte dei Paschi di Siena SpA	7,538,990	0.5
274,390	L	Brunello Cucinelli SpA	4,978,355	0.3
305,391		Prysmian S.p.A.	6,312,254	0.4
97,045	L	Tod's S.p.A.	8,502,279	0.6
			27,331,878	1.8

		Japan: 12.0%
1,349,100		Dai-ichi Life Insurance Co., Ltd.	21,477,463	1.4
64,100		Fanuc Ltd.	9,861,061	0.6
968,500		KDDI Corp.	21,678,037	1.4
48,151		Keyence Corp.	21,503,188	1.4
382,800		Kyocera Corp.	17,532,229	1.1
254,000		Murata Manufacturing Co., Ltd.	32,810,332	2.1
333,700		Nidec Corp.	22,947,208	1.5
27,100		Nintendo Co., Ltd.	4,567,753	0.3
1,330,400		Nomura Holdings, Inc.	7,722,128	0.5
456,500		Sumitomo Mitsui Financial Group, Inc.	17,310,623	1.1
275,600		Suzuki Motor Corp.	8,474,687	0.6
			185,884,709	12.0

		Mexico: 0.6%
95,272	@	Fomento Economico Mexicano SAB de CV ADR	8,503,026	0.6

		Netherlands: 2.1%
547,653		Airbus Group SE	32,432,209	2.1

		Spain: 3.4%
1,752,657		Banco Bilbao Vizcaya Argentaria S.A.	14,820,254	1.0
890,781		Industria de Diseno Textil SA	29,869,353	1.9
691,665		Repsol YPF S.A.	8,067,046	0.5
			52,756,653	3.4

		Sweden: 3.0%
1,307,803		Assa Abloy AB	23,456,465	1.5
2,395,422		Telefonaktiebolaget LM Ericsson	23,498,196	1.5
			46,954,661	3.0

		Switzerland: 5.1%
766,858		Credit Suisse Group AG	18,432,844	1.2
221,092		Nestle S.A.	16,627,376	1.1
54,690		Roche Holding AG	14,518,640	0.9
1,595,338		UBS Group AG	29,494,815	1.9
			79,073,675	5.1

		United Kingdom: 5.6%
2,784,375	@,L	Circassia Pharmaceuticals Plc	12,341,303	0.8
4,433,114	L	Earthport PLC	2,685,164	0.2
484,227	@,L	International Game Technology PLC	7,423,200	0.5
1,252,136		Prudential PLC	26,415,637	1.7
149,820		Shire PLC	10,241,956	0.6
673,255		Unilever PLC	27,421,452	1.8
			86,528,712	5.6

		United States: 45.1%
149,010		3M Co.	21,125,148	1.4
291,770	@	Acadia Pharmaceuticals, Inc.	9,648,834	0.6
378,333		Adobe Systems, Inc.	31,106,539	2.0
339,920		Aetna, Inc.	37,190,647	2.4
637,570		Altera Corp.	31,929,506	2.1
189,030		Anthem, Inc.	26,464,200	1.7
56,150		Biogen, Inc.	16,385,132	1.1
124,960	@	BioMarin Pharmaceutical, Inc.	13,160,787	0.9
91,430	@	Bluebird Bio, Inc.	7,821,837	0.5
773,190	L	Celldex Therapeutics, Inc.	8,149,423	0.5
29,480		Cigna Corp.	3,980,390	0.3
667,790		Citigroup, Inc.	33,129,062	2.1
108,370	@	Clovis Oncology, Inc.	9,965,705	0.6
522,290		Colgate-Palmolive Co.	33,144,524	2.1
629,830		eBay, Inc.	15,393,045	1.0
225,320		Emerson Electric Co.	9,952,385	0.6
288,000	@	Facebook, Inc.	25,891,200	1.7
354,120		FNF Group	12,560,636	0.8
214,760		Gilead Sciences, Inc.	21,087,284	1.4

VY® Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
132,390		Goldman Sachs Group, Inc.	$23,004,086	1.5
46,620		Google, Inc. - Class A	29,760,809	1.9
48,357		Google, Inc. - Class C	29,421,366	1.9
3,970		Humana, Inc.	710,630	0.0
307,330		Intuit, Inc.	27,275,538	1.8
210,650	@	MacroGenics, Inc.	4,512,123	0.3
843,120		Maxim Integrated Products	28,160,208	1.8
87,880		McDonald's Corp.	8,658,816	0.6
432,970		McGraw-Hill Cos., Inc.	37,451,905	2.4
131,380		Medivation, Inc.	5,583,650	0.4
629,830	@	PayPal Holdings, Inc.	19,549,923	1.3
160,370		St. Jude Medical, Inc.	10,117,743	0.7
1,410,820	@	SunEdison, Inc.	10,129,688	0.7
100,411	@,L	Theravance Biopharma, Inc.	1,103,517	0.1
79,700	L	Theravance, Inc.	572,246	0.0
242,750		Tiffany & Co.	18,745,155	1.2
212,860		United Parcel Service, Inc. - Class B	21,007,153	1.4
62,330		Vertex Pharmaceuticals, Inc.	6,491,046	0.4
289,010		Walt Disney Co.	29,536,822	1.9
167,880		Zimmer Biomet Holdings, Inc.	15,768,968	1.0
			695,647,676	45.1

	Total Common Stock
	(Cost $1,006,265,384)		1,497,552,664	97.0

PREFERRED STOCK: 1.6%
		Germany: 1.6%
352,294		Bayerische Motoren Werke AG	24,229,003	1.6

		India: 0.0%
50,809,899		Zee Entertainment Enterprises Ltd.	681,181	0.0

	Total Preferred Stock
	(Cost $13,010,930)		24,910,184	1.6

	Total Long-Term Investments
	(Cost $1,019,276,314)		1,522,462,848	98.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.2%
	Securities Lending Collateralcc: 1.9%
5,940,643	Citigroup, Inc., Repurchase Agreement dated 09/30/15, 0.12%, due 10/01/15 (Repurchase Amount $5,940,663, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $6,059,456, due 05/15/18-10/01/45)	$5,940,643	0.4
7,181,826	Daiwa Capital Markets, Repurchase Agreement dated 09/30/15, 0.20%, due 10/01/15 (Repurchase Amount $7,181,865, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $7,325,462, due 10/01/15-09/09/49)	7,181,826	0.4
7,181,826	HSBC Securities USA, Repurchase Agreement dated 09/30/15, 0.11%, due 10/01/15 (Repurchase Amount $7,181,848, collateralized by various U.S. Government Agency Obligations, 0.625%-6.500%, Market Value plus accrued interest $7,325,487, due 12/28/16-10/01/45)	7,181,826	0.5
7,181,826	Nomura Securities, Repurchase Agreement dated 09/30/15, 0.14%, due 10/01/15 (Repurchase Amount $7,181,854, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $7,325,463, due 11/15/15-07/20/65)	7,181,826	0.4

VY® Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
2,753,085	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/15, 0.17%, due 10/01/15 (Repurchase Amount $2,753,098, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $2,809,233, due 01/15/17-02/15/42)	$2,753,085	0.2
		30,239,206	1.9

Shares		Value	Percentage of Net Assets
		Mutual Funds: 1.3%
19,778,402	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%††
	(Cost $19,778,402)	19,778,402	1.3

	Total Short-Term Investments
	(Cost $50,017,608)	50,017,608	3.2

	Total Investments in Securities (Cost $1,069,293,922)	$1,572,480,456	101.8
	Liabilities in Excess of Other Assets	(28,328,516)	(1.8)
	Net Assets	$1,544,151,940	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2015.

Cost for federal income tax purposes is $1,081,615,119.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$558,924,092
Gross Unrealized Depreciation	(68,058,755)

Net Unrealized Appreciation	$490,865,337

Sector Diversification	Percentage of Net Assets
Information Technology	24.9%
Financials	20.3
Health Care	16.7
Consumer Discretionary	16.5
Industrials	10.7
Consumer Staples	5.8
Telecommunication Services	1.4
Energy	1.2
Materials	1.1
Short-Term Investments	3.2
Liabilities in Excess of Other Assets	(1.8)
Net Assets	100.0%

VY® Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock
Brazil	$14,013,291	$–	$–	$14,013,291
China	21,256,818	–	–	21,256,818
Denmark	–	3,464,206	–	3,464,206
France	–	73,733,476	–	73,733,476
Germany	–	113,041,727	–	113,041,727
India	21,518,415	35,411,532	–	56,929,947
Italy	–	27,331,878	–	27,331,878
Japan	–	185,884,709	–	185,884,709
Mexico	8,503,026	–	–	8,503,026
Netherlands	–	32,432,209	–	32,432,209
Spain	–	52,756,653	–	52,756,653
Sweden	–	46,954,661	–	46,954,661
Switzerland	–	79,073,675	–	79,073,675
United Kingdom	19,764,503	66,764,209	–	86,528,712
United States	695,647,676	–	–	695,647,676
Total Common Stock	780,703,729	716,848,935	–	1,497,552,664
Preferred Stock	681,181	24,229,003	–	24,910,184
Short-Term Investments	19,778,402	30,239,206	–	50,017,608
Total Investments, at fair value	$801,163,312	$771,317,144	$–	$1,572,480,456

(1)	For the period ended September 30, 2015, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At September 30, 2015, securities valued at $39,594,156 were transferred from Level 1 to Level 2 within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 84.2%
		Basic Materials: 3.0%
50,000	#	Blue Cube Spinco, Inc., 9.750%, 10/15/23	$52,250	0.1
50,000	#	Blue Cube Spinco, Inc., 10.000%, 10/15/25	52,187	0.1
225,000	#	Cliffs Natural Resources, Inc., 8.250%, 03/31/20	199,125	0.2
375,000	#	Evolution Escrow Issuer LLC, 7.500%, 03/15/22	238,125	0.2
195,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	155,474	0.1
219,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.000%, 11/15/20	132,495	0.1
60,000		Hexion US Finance Corp., 6.625%, 04/15/20	51,300	0.0
300,000	#	IAMGOLD Corp., 6.750%, 10/01/20	218,250	0.2
200,000	#	INEOS Group Holdings SA, 5.875%, 02/15/19	186,750	0.2
155,000		Millar Western Forest Products Ltd., 8.500%, 04/01/21	113,925	0.1
80,000	#	Prince Mineral Holding Corp., 11.500%, 12/15/19	67,600	0.1
410,000		Resolute Forest Products, Inc., 5.875%, 05/15/23	307,500	0.3
170,000		RPM International, Inc., 2.250%, 12/15/20	190,294	0.2
410,000		Tronox Finance LLC, 6.375%, 08/15/20	262,400	0.3
120,000	#	Unifrax I LLC / Unifrax Holding Co., 7.500%, 02/15/19	118,200	0.1
295,000		United States Steel Corp., 7.500%, 03/15/22	234,525	0.2
240,000	#	WR Grace & Co-Conn, 5.125%, 10/01/21	237,600	0.2
135,000	#	WR Grace & Co-Conn, 5.625%, 10/01/24	132,806	0.1
155,000		Xerium Technologies, Inc., 8.875%, 06/15/18	157,616	0.2
			3,108,422	3.0

		Communications: 11.4%
200,000	#	Altice Financing SA, 6.625%, 02/15/23	192,500	0.2
550,000		CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	553,781	0.5
230,000	#	CenturyLink, Inc., 5.625%, 04/01/25	184,862	0.2
580,000		CenturyLink, Inc., 6.450%, 06/15/21	536,500	0.5
585,000		Charter Communications Operating LLC, 05/23/16	585,000	0.6
155,000	#	CommScope Tech Finance LLC, 6.000%, 06/15/25	149,091	0.1
115,000	#	CommScope, Inc., 5.500%, 06/15/24	110,256	0.1
120,000	#	CommScope, Inc., 5.000%, 06/15/21	117,750	0.1
330,000	#	DigitalGlobe, Inc., 5.250%, 02/01/21	311,850	0.3
400,000		Equinix, Inc., 5.375%, 01/01/22	400,000	0.4
195,000		Equinix, Inc., 5.375%, 04/01/23	191,704	0.2
245,000		Finisar Corp., 0.500%, 12/15/33	218,203	0.2
50,000	#	FireEye, Inc., 1.000%, 06/01/35	45,344	0.0
50,000	#	FireEye, Inc., 1.625%, 06/01/35	44,469	0.0
27,000		Frontier Communications Corp., 7.125%, 01/15/23	22,326	0.0
218,000		Frontier Communications Corp., 8.500%, 04/15/20	212,550	0.2
555,000		Frontier Communications Corp., 8.750%, 04/15/22	497,019	0.5
65,000	#	Frontier Communications Corp., 8.875%, 09/15/20	63,862	0.1
65,000	#	Frontier Communications Corp., 10.500%, 09/15/22	63,375	0.1
200,000		Intelsat Luxembourg SA, 7.750%, 06/01/21	130,750	0.1
275,000		Liberty Media Corp., 1.375%, 10/15/23	261,422	0.2
467,875		McGraw-Hill School Educcation, 6.250%, 12/17/19	469,337	0.4
270,000	#	MDC Partners, Inc., 6.750%, 04/01/20	267,638	0.3
1,445,000		Millicom International Cellular S.A. Escrow	–	–
85,000	#	MPL 2 Acquisition Canco, Inc., 9.875%, 08/15/18	88,188	0.1
125,000		NeuStar, Inc., 4.500%, 01/15/23	106,563	0.1
200,000	#	Numericable Group SA, 6.000%, 05/15/22	193,250	0.2
130,000	#	Plantronics, Inc., 5.500%, 05/31/23	130,650	0.1
350,000		Quebecor Media, Inc., 5.750%, 01/15/23	346,063	0.3
480,000		Shutterfly, Inc., 0.250%, 05/15/18	447,300	0.4
170,000	#	Sirius XM Radio, Inc., 4.625%, 05/15/23	159,588	0.2
1,670,000		Sprint Corp., 7.250%, 09/15/21	1,371,488	1.3
245,000	#	Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 03/01/24	236,425	0.2

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
425,000		TEGNA, Inc., 6.375%, 10/15/23	$447,312	0.4
70,000		T-Mobile USA, Inc., 6.500%, 01/15/24	68,031	0.1
100,000		T-Mobile USA, Inc., 6.633%, 04/28/21	100,500	0.1
155,000	#	Twitter, Inc., 0.250%, 09/15/19	136,303	0.1
58,446		Univision Communications, Inc., 4.000%, 03/01/20	58,080	0.1
160,000	#	Univision Communications, Inc., 5.125%, 02/15/25	150,400	0.1
269,328		Virgin Media Investment Holding Ltd., 3.500%, 06/30/23	265,866	0.3
315,000		WebMD Health Corp., 1.500%, 12/01/20	323,663	0.3
600,000		WebMD Health Corp., 2.500%, 01/31/18	606,750	0.6
279,348		West Corp., 3.250%, 06/30/18	276,664	0.3
375,000		Windstream Corp., 6.375%, 08/01/23	271,631	0.3
360,000		Windstream Corp., 7.500%, 06/01/22	273,150	0.3
200,000		Windstream Corp., 7.750%, 10/15/20	170,750	0.2
			11,858,204	11.4

		Consumer, Cyclical: 11.7%
245,000		Allegion US Holding Co., Inc., 5.750%, 10/01/21	252,350	0.2
335,000		Asbury Automotive Group, Inc., 6.000%, 12/15/24	348,400	0.3
45,000	#	Brookfield Residential Properties, Inc., 6.375%, 05/15/25	42,637	0.0
400,000	#	Brookfield Residential Properties, Inc., 6.500%, 12/15/20	397,000	0.4
351,500		Camping World, 5.250%, 02/20/20	352,159	0.3
285,000		DR Horton, Inc., 5.750%, 08/15/23	309,937	0.3
315,000	#	DriveTime Automotive Group, Inc. / DT Acceptance Corp., 8.000%, 06/01/21	286,650	0.3
245,000	#	Family Tree Escrow LLC, 5.750%, 03/01/23	255,412	0.3
173,460		Federal Mogul Corp., 4.750%, 12/27/15	165,438	0.2
100,000		Ferrellgas L.P. / Ferrellgas Finance Corp., 6.500%, 05/01/21	94,000	0.1
375,000		Ferrellgas L.P. / Ferrellgas Finance Corp., 6.750%, 01/15/22	350,625	0.3
345,000		Global Partners L.P. / GLP Finance Corp., 6.250%, 07/15/22	305,325	0.3
265,000	#	Global Partners L.P. / GLP Finance Corp., 7.000%, 06/15/23	248,437	0.2
300,000		Group 1 Automotive, Inc., 5.000%, 06/01/22	297,000	0.3
490,000		Jarden Corp., 1.125%, 03/15/34	562,887	0.5
406,000	#	JLL/Delta Dutch Newco BV, 7.500%, 02/01/22	411,582	0.4
650,000		KB Home, 1.375%, 02/01/19	606,938	0.6
400,000		KB Home, 7.000%, 12/15/21	403,000	0.4
245,000		KB Home, 7.500%, 09/15/22	250,512	0.2
102,520		Landrys, Inc., 4.000%, 04/24/18	102,681	0.1
104,000	#	Lennar Corp., 2.750%, 12/15/20	225,550	0.2
250,000		Lennar Corp., 4.500%, 06/15/19	254,000	0.3
465,000		Lennar Corp., 4.750%, 11/15/22	453,747	0.4
100,000		LKQ Corp., 4.750%, 05/15/23	96,750	0.1
310,000		MDC Holdings, Inc., 5.500%, 01/15/24	314,650	0.3
145,000		Meritage Homes Corp., 7.000%, 04/01/22	157,144	0.2
300,000	#	NCL Corp. Ltd., 5.250%, 11/15/19	307,314	0.3
200,000	#	Nexteer Automotive Group Ltd., 5.875%, 11/15/21	195,000	0.2
665,000		Outerwall, Inc., 5.875%, 06/15/21	625,931	0.6
270,000		Regal Entertainment Group, 5.750%, 02/01/25	256,163	0.3
150,000		Regal Entertainment Group, 5.750%, 03/15/22	147,938	0.1
330,000		Ryland Group, Inc., 0.250%, 06/01/19	304,631	0.3
130,000		Ryland Group, Inc., 5.375%, 10/01/22	131,950	0.1
150,000		Scientific Games International, Inc., 6.250%, 09/01/20	108,375	0.1
800,000		Scientific Games International, Inc., 10.000%, 12/01/22	700,000	0.7
125,000	#	Shea Homes L.P. / Shea Homes Funding Corp., 5.875%, 04/01/23	128,438	0.1
145,000	#	Stackpole International Intermediate Co. SA / Stackpole International Power Meta, 7.750%, 10/15/21	158,413	0.2
235,000		CalAtlantic Group, Inc., 1.250%, 08/01/32	273,041	0.3
428,956		Tower Automotive Holdings - TL B 1L, 4.000%, 04/17/20	425,202	0.4

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
245,000	#	Viking Cruises Ltd., 8.500%, 10/15/22	$269,500	0.3
475,000	#	WMG Acquisition Corp., 6.750%, 04/15/22	450,063	0.4
160,000	#	ZF North America Capital, Inc., 4.750%, 04/29/25	146,800	0.1
			12,173,570	11.7

		Consumer, Non-cyclical: 17.2%
116,630		AdvancePierre Foods - TL L, 5.750%, 07/10/17	116,866	0.1
140,000		Alere, Inc., 3.000%, 05/15/16	159,512	0.2
570,000		Alliance One International, Inc., 9.875%, 07/15/21	489,487	0.5
210,000		Amsurg Corp., 5.625%, 07/15/22	210,525	0.2
155,000		Ascent Capital Group, Inc., 4.000%, 07/15/20	112,181	0.1
69,612		BioScrip, Inc. - TL B DD, 6.500%, 07/31/20	65,435	0.1
119,732		BioScrip, Inc. - TL B, 6.500%, 07/31/20	112,548	0.1
225,000		BioScrip, Inc., 8.875%, 02/15/21	174,094	0.2
115,000		BioMarin Pharmaceutical, Inc., 1.500%, 10/15/20	155,106	0.1
215,000	#	C&S Group Enterprises LLC, 5.375%, 07/15/22	196,725	0.2
490,000		Cardtronics, Inc., 1.000%, 12/01/20	456,312	0.4
120,000		Carriage Services, Inc., 2.750%, 03/15/21	133,725	0.1
225,000	#	Cenveo Corp., 6.000%, 08/01/19	192,375	0.2
290,000		Cepheid, 1.250%, 02/01/21	295,437	0.3
67,000		Chiquita Brands International, Inc. / Chiquita Brands LLC, 7.875%, 02/01/21	71,439	0.1
70,000		CHS/Community Health Systems, Inc., 6.875%, 02/01/22	71,660	0.1
870,000		CHS/Community Health Systems, Inc., 8.000%, 11/15/19	907,519	0.9
375,000	#	Cimpress NV, 7.000%, 04/01/22	363,281	0.4
225,000		Constellation Brands, Inc., 3.750%, 05/01/21	223,875	0.2
275,000		Constellation Brands, Inc., 4.250%, 05/01/23	274,656	0.3
305,000	#	Constellis Holdings LLC / Constellis Finance Corp., 9.750%, 05/15/20	278,694	0.3
430,000		Del Monte Foods Company, 8.250%, 07/26/21	385,567	0.4
200,000	#	Dole Food Co., Inc., 7.250%, 05/01/19	200,000	0.2
32,000		DynCorp International, Inc., 10.375%, 07/01/17	23,040	0.0
586,000		Emergent Biosolutions, Inc., 2.875%, 01/15/21	666,941	0.6
140,000	#	Endo Finance LLC, 5.375%, 01/15/23	134,925	0.1
315,000	#	Endo Finance LLC, 5.750%, 01/15/22	311,062	0.3
180,000		Endologix, Inc., 2.250%, 12/15/18	160,875	0.2
250,000	#	FAGE Dairy Industry SA / FAGE USA Dairy Industry, Inc., 9.875%, 02/01/20	261,250	0.3
350,000		FTI Consulting, Inc., 6.000%, 11/15/22	363,562	0.4
270,000		H&E Equipment Services, Inc., 7.000%, 09/01/22	263,250	0.3
250,000	#,&	Igloo Holdings Corp., 8.250%, 12/15/17	252,500	0.2
120,000	#	Immunomedics, Inc., 4.750%, 02/15/20	86,025	0.1
390,000	#	Impax Laboratories, Inc., 2.000%, 06/15/22	353,925	0.3
490,000		Insulet Corp., 2.000%, 06/15/19	453,250	0.4
300,000		Iron Mountain, Inc., 5.750%, 08/15/24	290,625	0.3
290,000	#	Ironwood Pharmaceuticals, Inc., 2.250%, 06/15/22	259,187	0.2
200,000		Jazz Investments I Ltd., 1.875%, 08/15/21	204,250	0.2
240,000	#	Kindred Escrow Corp. II, 8.000%, 01/15/20	255,000	0.2
255,000		Kindred Healthcare, Inc., 6.375%, 04/15/22	254,044	0.2
335,000		Lantheus Medical Imaging, Inc. - TL B 1L, 7.000%, 06/30/22	318,250	0.3
220,000	#	Medicines Co, 2.500%, 01/15/22	287,375	0.3
144,417		Metaldyne LLC, 3.750%, 10/08/21	144,417	0.1
100,000		Monitronics International, Inc., 9.125%, 04/01/20	90,500	0.1
400,000	#	Multi-Color Corp., 6.125%, 12/01/22	411,000	0.4
144,000		NuVasive, Inc., 2.750%, 07/01/17	182,250	0.2
238,000		PDL BioPharma, Inc., 4.000%, 02/01/18	210,927	0.2
100,000	#	Post Holdings, Inc., 6.750%, 12/01/21	100,250	0.1
550,000		Post Holdings, Inc., 7.375%, 02/15/22	561,688	0.5
100,000	#	Post Holdings, Inc., 7.750%, 03/15/24	102,750	0.1
245,000		Quidel Corp., 3.250%, 12/15/20	228,003	0.2
255,000	#	Quintiles Transnational Corp., 4.875%, 05/15/23	253,088	0.2

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
155,000		Rent-A-Center, Inc./TX, 4.750%, 05/01/21	$132,525	0.1
250,000		Revlon Consumer Products Corp., 5.750%, 02/15/21	243,750	0.2
100,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	101,250	0.1
235,000		Reynolds Group Issuer, Inc., 8.250%, 02/15/21	235,588	0.2
335,000		Reynolds Group Issuer, Inc., 8.500%, 05/15/18	338,141	0.3
265,000		Reynolds Group Issuer, Inc., 9.875%, 08/15/19	274,772	0.3
165,000	#	Safway Group Holding LLC / Safway Finance Corp., 7.000%, 05/15/18	169,744	0.2
465,000	#	Sothebys, 5.250%, 10/01/22	432,450	0.4
255,000	#	Southern States Cooperative, Inc., 10.000%, 08/15/21	225,675	0.2
180,000	#	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23	179,100	0.2
203,837		Surgical Care Affiliates, Inc. - TL B 1L, 4.250%, 03/17/22	204,092	0.2
480,000		Theravance, Inc., 2.125%, 01/15/23	316,800	0.3
440,000		Truven Health Analytics, Inc., 10.625%, 06/01/20	462,000	0.4
275,000		Universal Hospital Services, Inc., 7.625%, 08/15/20	259,188	0.3
450,000	#	VRX Escrow Corp., 5.875%, 05/15/23	432,563	0.4
480,000		WellCare Health Plans, Inc., 5.750%, 11/15/20	501,000	0.5
220,000	#	Wright Medical Group, Inc., 2.000%, 02/15/20	210,375	0.2
			17,850,241	17.2

		Diversified: 0.2%
230,000	#	Argos Merger Sub, Inc., 7.125%, 03/15/23	233,162	0.2

		Energy: 12.9%
175,000		Antero Resources Corp., 6.000%, 12/01/20	162,750	0.2
350,000		Approach Resources, Inc., 7.000%, 06/15/21	211,750	0.2
206,000		Basic Energy Services, Inc., 7.750%, 10/15/22	97,335	0.1
235,000		Berry Petroleum Co., 6.375%, 09/15/22	71,529	0.1
185,000		Bonanza Creek Energy, Inc., 5.750%, 02/01/23	121,175	0.1
125,000	#	Calfrac Holdings L.P., 7.500%, 12/01/20	78,750	0.1
350,000		Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 6.500%, 04/15/21	316,750	0.3
175,000	#	Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 7.750%, 04/15/23	161,546	0.2
75,000		Carrizo Oil & Gas, Inc., 7.500%, 09/15/20	70,500	0.1
140,000		Chaparral Energy, Inc., 8.250%, 09/01/21	43,316	0.0
200,000		Chesapeake Energy Corp., 2.250%, 12/15/38	143,000	0.1
305,000		Chesapeake Energy Corp., 5.375%, 06/15/21	205,112	0.2
515,000		Cobalt International Energy, Inc., 2.625%, 12/01/19	366,937	0.4
335,000		Comstock Resources, Inc., 7.750%, 04/01/19	85,425	0.1
225,000		Concho Resources, Inc./Midland TX, 6.500%, 01/15/22	221,906	0.2
200,000		Concho Resources, Inc., 5.500%, 04/01/23	191,000	0.2
210,000	#	ContourGlobal Power Holdings SA, 7.125%, 06/01/19	211,596	0.2
115,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.000%, 12/15/20	103,787	0.1
290,000		Denbury Resources, Inc., 4.625%, 07/15/23	158,050	0.2
300,000		Denbury Resources, Inc., 5.500%, 05/01/22	179,250	0.2
160,000		Energy XXI Ltd., 3.000%, 12/15/18	16,400	0.0
195,000		EP Energy LLC / Everest Acquisition Finance, Inc., 6.375%, 06/15/23	145,275	0.1
275,000		EP Energy, LLC, 7.750%, 09/01/22	221,375	0.2
180,000		EP Energy, LLC, 9.375%, 05/01/20	155,700	0.2
255,000		EPL Oil & Gas, Inc., 8.250%, 02/15/18	63,750	0.1
325,000		Exterran Partners L.P. / EXLP Finance Corp., 6.000%, 10/01/22	273,812	0.3
610,000		Exterran Partners L.P. / EXLP Finance Corp., 6.000%, 04/01/21	518,500	0.5
280,000		Forum Energy Technologies, Inc., 6.250%, 10/01/21	236,600	0.2
2,000		Green Field Energy Services, Inc. - Escrow	–	–
380,000		Gulfport Energy Corp., 7.750%, 11/01/20	375,250	0.4
225,000		Halcon Resources Corp., 8.875%, 05/15/21	68,625	0.1
115,000		Halcon Resources Corp., 9.750%, 07/15/20	39,675	0.0

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
90,000	#	Hiland Partners L.P. / Hiland Partners Finance Corp., 5.500%, 05/15/22	$88,144	0.1
170,000	#	Hiland Partners L.P. / Hiland Partners Finance Corp., 7.250%, 10/01/20	179,562	0.2
285,000	#	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 10/01/25	252,225	0.2
200,000		Holly Energy Partners L.P. / Holly Energy Finance Corp., 6.500%, 03/01/20	191,000	0.2
250,380		Jonah Energy, 7.500%, 05/12/21	202,808	0.2
200,000		Legacy Reserves L.P. / Legacy Reserves Finance Corp., 6.625%, 12/01/21	137,000	0.1
525,000		Linn Energy LLC / Linn Energy Finance Corp., 6.250%, 11/01/19	141,750	0.1
345,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 4.875%, 06/01/25	318,193	0.3
180,000		Memorial Production Partners L.P. / Memorial Production Finance Corp., 6.875%, 08/01/22	110,700	0.1
200,000		Memorial Production Partners L.P. / Memorial Production Finance Corp., 7.625%, 05/01/21	136,000	0.1
200,000		Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC, 9.250%, 06/01/21	41,000	0.0
250,000		Murphy Oil USA, Inc., 6.000%, 08/15/23	256,875	0.2
585,000		Noble Energy, Inc., 5.625%, 05/01/21	589,207	0.6
240,000		Noble Energy, Inc., 5.875%, 06/01/22	239,874	0.2
170,000		Northern Oil and Gas, Inc., 8.000%, 06/01/20	127,288	0.1
365,000		Oasis Petroleum, Inc., 6.875%, 01/15/23	284,700	0.3
140,000		Offshore Group Investment Ltd., 7.500%, 11/01/19	46,200	0.0
245,000		ONEOK, Inc., 7.500%, 09/01/23	236,577	0.2
240,000		PDC Energy, Inc., 7.750%, 10/15/22	238,800	0.2
285,000		Penn Virginia Corp., 8.500%, 05/01/20	73,388	0.1
275,000		Range Resources Corp., 5.000%, 03/15/23	244,578	0.2
210,000		Rice Energy, Inc., 6.250%, 05/01/22	188,345	0.2
325,000		Sabine Pass Liquefaction LLC, 5.625%, 02/01/21	303,063	0.3
155,000		Sabine Pass Liquefaction LLC, 5.750%, 05/15/24	138,725	0.1
560,000		Sanchez Energy Corp., 7.750%, 06/15/21	417,200	0.4
175,000		SandRidge Energy, Inc., 7.500%, 03/15/21	39,375	0.0
130,000		SEACOR Holdings, Inc., 3.000%, 11/15/28	104,000	0.1
360,000	#	SolarCity Corp., 1.625%, 11/01/19	282,375	0.3
215,000	#	SunEdison, Inc., 2.625%, 06/01/23	109,381	0.1
195,000	#	SunEdison, Inc., 3.375%, 06/01/25	100,059	0.1
200,000		Swift Energy Co., 7.875%, 03/01/22	54,000	0.1
175,000		Swift Energy Co., 8.875%, 01/15/20	47,250	0.0
230,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.250%, 11/15/23	192,050	0.2
190,000		Targa Resources Partners L.P., 6.375%, 08/01/22	182,638	0.2
300,000		Tesoro Corp., 5.375%, 10/01/22	295,500	0.3
165,000	#	Ultra Petroleum Corp., 5.750%, 12/15/18	119,625	0.1
155,000		Unit Corp., 6.625%, 05/15/21	127,875	0.1
210,000		Vanguard Natural Resources, LLC, 7.875%, 04/01/20	128,625	0.1
295,000		Western Refining Logistics L.P. / WNRL Finance Corp., 7.500%, 02/15/23	294,263	0.3
160,000		Whiting Canadian Holding Co. ULC, 8.125%, 12/01/19	155,600	0.2
260,000	#	Whiting Petroleum Corp., 1.250%, 04/01/20	213,038	0.2
150,000		WPX Energy, Inc., 7.500%, 08/01/20	138,000	0.1
350,000		WPX Energy, Inc., 8.250%, 08/01/23	318,500	0.3
			13,401,782	12.9

		Financial: 9.0%
218,276	#,&	AAF Holdings LLC/AAF Finance Co., 12.000%, 07/01/19	216,093	0.2
72,487		Alliant Holdings I LLC, 4.500%, 08/12/22	72,306	0.1
300,000		Ally Financial, Inc., 4.625%, 03/30/25	284,250	0.3
200,000		Ally Financial, Inc., 4.625%, 05/19/22	197,000	0.2
300,000	#	Ausdrill Finance Pty Ltd., 6.875%, 11/01/19	213,000	0.2

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
325,000		Bank of America Corp., 6.250%, 09/29/49	$318,094	0.3
375,000		Bank of America Corp., 6.500%, 10/29/49	382,969	0.4
325,000		Capital One Financial Corp., 5.550%, 12/29/49	321,750	0.3
175,000		Citigroup, Inc., 5.900%, 12/29/49	171,062	0.2
190,000		CNO Financial Group, Inc., 4.500%, 05/30/20	194,275	0.2
313,526		Confie Seguros Holding II - TL 1L, 5.750%, 11/08/18	314,310	0.3
400,000		DuPont Fabros Technology L.P., 5.875%, 09/15/21	412,000	0.4
300,000	#	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21	313,500	0.3
400,000		Fly Leasing Ltd, 6.375%, 10/15/21	405,000	0.4
250,000	#	Galileo Re Ltd., 7.400%, 01/09/19	255,862	0.2
480,000		Geo Group, Inc./The, 5.875%, 10/15/24	487,200	0.5
325,000		Goldman Sachs Group, Inc., 5.375%, 12/31/49	317,891	0.3
250,000		Kennedy-Wilson, Inc., 5.875%, 04/01/24	245,000	0.2
250,000	#	Kilimanjaro Re Ltd., 4.500%, 04/30/18	249,212	0.2
285,000		MJ Acquisition Corp., 9.000%, 05/08/23	286,596	0.3
350,000		Morgan Stanley, 5.550%, 12/29/49	345,187	0.3
300,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.500%, 05/01/24	308,250	0.3
220,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 06/01/22	176,275	0.2
575,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 07/01/21	479,406	0.5
100,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 08/01/18	95,625	0.1
125,000	#	Ocwen Financial Corp., 7.125%, 05/15/19	112,500	0.1
435,000	#	Provident Funding Associates L.P. / PFG Finance Corp., 6.750%, 06/15/21	414,338	0.4
250,000	#	Queen Street VII Re Ltd., 8.600%, 04/08/16	253,531	0.2
220,000	#	Quicken Loans, Inc., 5.750%, 05/01/25	209,275	0.2
125,000	#	Rayonier AM Products, Inc., 5.500%, 06/01/24	94,375	0.1
250,000	#	Residential Reinsurance 2012 Ltd., 5.750%, 12/06/18	257,638	0.2
250,000	#	Residential Reinsurance 2012 Ltd., 12.750%, 12/06/18	266,213	0.3
250,000	#	Sanders Re Ltd., 4.000%, 05/05/17	252,838	0.2
210,000	#	TMX Finance LLC / TitleMax Finance Corp., 8.500%, 09/15/18	166,425	0.2
250,000		Wells Fargo & Co., 5.875%, 12/31/49	256,250	0.2
			9,345,496	9.0

		Industrial: 10.0%
105,000	#	AECOM Technology Corp., 5.750%, 10/15/22	106,050	0.1
105,000	#	AECOM Technology Corp., 5.875%, 10/15/24	106,050	0.1
350,000		AEP Industries, Inc., 8.250%, 04/15/19	357,875	0.3
150,000	#	Aguila 3 SA, 7.875%, 01/31/18	151,687	0.1
208,587	#,&	American Energy - Utica LLC, 3.500%, 03/01/21	23,336	0.0
345,000	#	Amsted Industries, Inc., 5.000%, 03/15/22	341,550	0.3
381,100	#,&	Ardagh Finance Holdings SA, 8.625%, 06/15/19	391,580	0.4
35,294	#	Ardagh Packaging Finance PLC, 7.000%, 11/15/20	35,471	0.0
250,000	#	Aviation Capital Group Corp., 6.750%, 04/06/21	280,937	0.3
325,000		Ball Corp., 4.000%, 11/15/23	307,125	0.3
575,000		Ball Corp., 5.250%, 07/01/25	568,888	0.6
350,000	#	BC Mountain LLC / BC Mountain Finance, Inc., 7.000%, 02/01/21	288,750	0.3
85,000	#	Belden, Inc., 5.250%, 07/15/24	79,050	0.1
195,000	#	Belden, Inc., 5.500%, 09/01/22	189,637	0.2
50,000	#	Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is, 6.000%, 06/15/17	49,125	0.0
335,000	#	Bombardier, Inc., 6.000%, 10/15/22	249,575	0.2
135,000	#	Building Materials Corp. of America, 6.750%, 05/01/21	144,281	0.1
305,000	#	Cleaver-Brooks, Inc., 8.750%, 12/15/19	289,750	0.3
300,000	#	Coveris Holding Corp., 10.000%, 06/01/18	310,500	0.3
640,000		Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	707,200	0.7
100,000		Darling Ingredients, Inc., 5.375%, 01/15/22	98,375	0.1
250,000	#	Dycom Industries, Inc., 0.750%, 09/15/21	248,125	0.2

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
31,582		Filtration Group, Inc., 8.250%, 11/22/21	$31,642	0.0
175,000		Flextronics International Ltd., 4.625%, 02/15/20	180,906	0.2
270,000	#	Florida East Coast Holdings Corp., 6.750%, 05/01/19	265,275	0.3
100,000		GCI, Inc., 6.750%, 06/01/21	102,250	0.1
744,000		General Cable Corp., 4.500%, 11/15/29	450,585	0.4
300,000		Golar LNG Ltd., 3.750%, 03/07/17	297,540	0.3
505,000		Griffon Corp., 5.250%, 03/01/22	481,644	0.5
115,000		IAC/InterActiveCorp, 4.875%, 11/30/18	118,594	0.1
175,000	#	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, 02/15/19	158,375	0.2
310,000	#	JB Poindexter & Co., Inc., 9.000%, 04/01/22	327,825	0.3
335,000	#	JMC Steel Group, 8.250%, 03/15/18	229,475	0.2
114,328	#,&	Liberty Tire Recycling LLC, 11.000%, 03/31/21	68,597	0.1
575,000	#	NANA Development Corp., 9.500%, 03/15/19	514,625	0.5
400,000	#	Rentech Nitrogen Partners L.P. / Rentech Nitrogen Finance Corp., 6.500%, 04/15/21	398,000	0.4
400,000	#	Rexel SA, 5.250%, 06/15/20	410,968	0.4
102,000		RTI International Metals, Inc., 1.625%, 10/15/19	107,738	0.1
190,000		SunPower Corp., 0.875%, 06/01/21	159,956	0.2
200,000	#	Syncreon Group BV / Syncreon Global Finance US, Inc., 8.625%, 11/01/21	150,000	0.1
125,000		Triumph Group, Inc., 5.250%, 06/01/22	115,625	0.1
100,000	#	Videotron Ltd., 5.375%, 06/15/24	98,750	0.1
545,000		Vishay Intertechnology, Inc., 2.250%, 05/15/41	367,875	0.4
			10,361,162	10.0

		Technology: 6.7%
200,000	#	Activision Blizzard, Inc., 5.625%, 09/15/21	211,000	0.2
125,000	#	Activision Blizzard, Inc., 6.125%, 09/15/23	133,125	0.1
150,000		Advanced Micro Devices, Inc., 6.750%, 03/01/19	104,437	0.1
160,000		Advanced Micro Devices, Inc., 7.500%, 08/15/22	103,200	0.1
70,000		Advanced Micro Devices, Inc., 7.000%, 07/01/24	43,750	0.0
150,000	#	Audatex North America, Inc., 6.000%, 06/15/21	150,861	0.1
215,000	#	Brocade Communications Systems, Inc., 1.375%, 01/01/20	211,103	0.2
460,000		Brocade Communications Systems, Inc., 4.625%, 01/15/23	443,900	0.4
160,000		Citrix Systems, Inc., 0.500%, 04/15/19	169,500	0.2
375,000	#	Entegris, Inc., 6.000%, 04/01/22	382,031	0.4
74,083		Expert Global Solutions, Inc., 8.500%, 04/03/18	74,175	0.1
89,000		First Data Corp., 12.625%, 01/15/21	101,349	0.1
300,000		IHS, Inc., 5.000%, 11/01/22	289,125	0.3
510,000		j2 Global, Inc., 8.000%, 08/01/20	545,700	0.5
145,000		KEYW Holding Corp., 2.500%, 07/15/19	112,466	0.1
250,000		MedAssets, Inc., 8.000%, 11/15/18	255,625	0.3
450,000		Mentor Graphics Corp., 4.000%, 04/01/31	569,531	0.6
225,000	#	Micron Technology, Inc., 5.250%, 08/01/23	209,813	0.2
250,000	#	MSCI, Inc., 5.250%, 11/15/24	254,063	0.2
265,000		NCR Corp., 5.000%, 07/15/22	252,081	0.2
160,000		NCR Corp., 6.375%, 12/15/23	157,400	0.2
213,000		Nuance Communications, Inc., 1.500%, 11/01/35	220,322	0.2
375,000	#	ON Semiconductor Corp., 1.000%, 12/01/20	350,859	0.3
23,000		ON Semiconductor Corp., 2.625%, 12/15/26	25,803	0.0
65,000	#	Proofpoint, Inc., 0.750%, 06/15/20	68,291	0.1
500,000		Seagate HDD Cayman, 4.750%, 01/01/25	479,757	0.5
595,000		Seagate HDD Cayman, 4.750%, 06/01/23	585,317	0.6
198,000		SkillSoft, 5.750%, 04/28/21	179,190	0.2
180,000		Synchronoss Technologies, Inc., 0.750%, 08/15/19	182,475	0.2
47,774		Vertafore, Inc., 4.250%, 07/31/16	47,789	0.0
			6,914,038	6.7

		Utilities: 2.1%
505,000		AES Corp., 4.875%, 05/15/23	445,663	0.4

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
100,000	AES Corp., 5.500%, 03/15/24	$89,150	0.1
374	AES Red Oak, LLC, 8.540%, 11/30/19	398	0.0
550,000	NRG Energy, Inc., 6.250%, 05/01/24	488,125	0.5
150,000	NRG Energy, Inc., 6.250%, 07/15/22	137,250	0.1
275,000	NRG Energy, Inc., 7.625%, 01/15/18	290,125	0.3
540,000	# Talen Energy Supply LLC, 5.125%, 07/15/19	494,100	0.5
200,000	# Talen Energy Supply LLC, 6.500%, 06/01/25	172,250	0.2
		2,117,061	2.1

	Total Corporate Bonds/Notes
	(Cost $95,841,986)	87,363,138	84.2

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.0%
1,000,000	# Timberstar Trust, 7.530%, 10/15/36	1,032,846	1.0

	Total Collateralized Mortgage Obligations
	(Cost $1,007,960)	1,032,846	1.0

FOREIGN GOVERNMENT BONDS: 0.0%
13,615	& Mashantucket Western Pequot Tribe, 2.000%, 07/01/36	75	0.0

	Total Foreign Government Bonds
	(Cost $387)	75	0.0

Shares			Value	Percentage of Net Assets
COMMON STOCK: 5.9%
		Consumer Discretionary: 1.0%
3,636	@	Cengage Learning Holdings II L.P.	96,354	0.1
50,408		Ford Motor Co.	684,037	0.6
5,043		Starbucks Corp.	286,644	0.3
			1,067,035	1.0

		Energy: 0.3%
20	@	Green Field Energy Service, Inc.	–	–
132,213		Halcon Resources Corp.	70,073	0.1
6,900		Marathon Oil Corp.	106,260	0.1
3,743		Marathon Petroleum Corp.	173,413	0.1
11,755	@	SandRidge Energy, Inc.	3,174	0.0
			352,920	0.3

		Financials: 1.0%
1,252		Capital One Financial Corp.	90,795	0.1
5,760		Communications Sales & Leasing, Inc.	103,104	0.1
35,391		Forest City Enterprises, Inc.	712,421	0.7
1,630		JPMorgan Chase & Co.	99,381	0.1
1,476	#,@	Perseus Holding Corp.	–	–
			1,005,701	1.0

		Health Care: 1.4%
2,690		Aetna, Inc.	294,313	0.3
15,129	@	BioScrip, Inc.	28,291	0.0
1,274		Bio-Rad Laboratories, Inc.	171,111	0.2
2,670		Cigna Corp.	360,503	0.3
4,817		Thermo Fisher Scientific, Inc.	589,023	0.6
			1,443,241	1.4

		Industrials: 0.9%
123	@	Ceva Holdings LLC	74,010	0.1
19,600	@	Commercial Vehicle Group, Inc.	78,988	0.1
13,280		General Cable Corp.	158,032	0.2
3,055		Joy Global, Inc.	45,611	0.0
5,449		Kennametal, Inc.	135,626	0.1
5,836	@	Liberty Tire Recycling	–	–
2,483		Orbital ATK, Inc.	178,453	0.2
4,490		United Continental Holdings, Inc.	238,194	0.2
			908,914	0.9

		Information Technology: 0.7%
5,800		EMC Corp.	140,128	0.2
21	@	Magnachip Semiconductors S.A.	–	–
13,491		NCR Corp.	306,920	0.3
3,986	@	TE Connectivity Ltd.	238,722	0.2
			685,770	0.7

		Materials: 0.6%
10,495		Axiall Corp.	164,666	0.2
5,427		Freeport-McMoRan, Inc.	52,588	0.1
4,308	@	LyondellBasell Industries NV - Class A	359,115	0.3
			576,369	0.6

		Telecommunication Services: 0.0%
4,800		Windstream Holdings, Inc.	29,472	0.0

	Total Common Stock
	(Cost $5,394,230)		6,069,422	5.9

PREFERRED STOCK: 2.6%
		Consumer Discretionary: 0.7%
7,900	@	Sealy Corp.	697,624	0.7

		Energy: 0.0%
285		Halcon Resources Corp.	32,312	0.0
1,016		SandRidge Energy, Inc. 7.0% Conv PS	4,953	0.0
1,400		SandRidge Energy, Inc. 8.5% Conv PS	8,260	0.0
			45,525	0.0

		Financials: 1.2%
338	#,P	Ally Financial, Inc.	340,757	0.3

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
		Financials: (continued)
22,770	P	Citigroup, Inc.	$612,968	0.6
13,000	P	GMAC Capital Trust I	331,890	0.3
310	P	Morgan Stanley	7,886	0.0
775	#,@	Perseus Holding Corp.	–	–
			1,293,501	1.2

		Health Care: 0.3%
811		Alere, Inc.	264,739	0.3

		Industrials: 0.2%
267	@	Ceva Holdings Series A-2	160,218	0.2

		Utilities: 0.2%
9,099	P	PPL Capital Funding, Inc.	229,295	0.2

	Total Preferred Stock
	(Cost $3,268,988)		2,690,902	2.6

RIGHTS: –%
		Health Care: –%
44	@	BioScrip, Inc.	–	–

	Total Rights
	(Cost $–)		–	–

	Total Long-Term Investments
	(Cost $105,513,551)		97,156,383	93.7

SHORT-TERM INVESTMENTS: 4.9%
		Mutual Funds: 4.9%
5,066,200		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%††
		(Cost $5,066,200)	5,066,200	4.9

	Total Short-Term Investments
	(Cost $5,066,200)		5,066,200	4.9

	Total Investments in Securities (Cost $110,579,751)		$102,222,583	98.6
	Assets in Excess of Other Liabilities		1,478,942	1.4
	Net Assets		$103,701,525	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
&	Payment-in-kind
P	Preferred Stock may be called prior to convertible date.

Cost for federal income tax purposes is $111,211,451.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$3,219,784
Gross Unrealized Depreciation	(12,208,652)

Net Unrealized Depreciation	$(8,988,868)

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$1,067,035	$–	$–	$1,067,035
Energy	352,920	–	–	352,920
Financials	1,005,701	–	–	1,005,701
Health Care	1,443,241	–	–	1,443,241
Industrials	834,904	–	74,010	908,914
Information Technology	685,770	–	–	685,770
Materials	576,369	–	–	576,369
Telecommunication Services	29,472	–	–	29,472
Total Common Stock	5,995,412	–	74,010	6,069,422
Preferred Stock	1,114,888	1,415,796	160,218	2,690,902
Rights	–	–	–	–
Corporate Bonds/Notes	–	87,363,138	–	87,363,138
Collateralized Mortgage Obligations	–	1,032,846	–	1,032,846
Short-Term Investments	5,066,200	–	–	5,066,200
Foreign Government Bonds	–	75	–	75
Total Investments, at fair value	$12,176,500	$89,811,855	$234,228	$102,222,583
Other Financial Instruments+
Futures	142,990	–	–	142,990
Total Assets	$12,319,490	$89,811,855	$234,228	$102,365,573
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(19,566)	$–	$(19,566)
Total Liabilities	$–	$(19,566)	$–	$(19,566)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2015, the following futures contracts were outstanding for VY® Pioneer High Yield Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
S&P 500 E-Mini	(47)	12/18/15	$(4,485,445)	$142,990
			$(4,485,445)	$142,990

At September 30, 2015, the following centrally cleared credit default swaps were outstanding for VY® Pioneer High Yield Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Clearinghouse	Termination Date	Notional Amount(2)		Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX.HY.23	Sell	5.000	Chicago Mercantile Exchange	12/20/19	USD	1,101,678	$50,943	$(19,566)
							$50,943	$(19,566)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2015 was as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value

Equity contracts	Futures contracts	$142,990
Total Asset Derivatives		$142,990

Liability Derivatives	Instrument Type

Credit contracts	Credit default swaps	$19,566
Total Liability Derivatives		$19,566

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Consumer Discretionary: 21.6%
10,900		Autozone, Inc.	$7,889,747	1.0
88,300		Bloomin Brands, Inc.	1,605,294	0.2
96,100		BorgWarner, Inc.	3,996,799	0.5
45,600		Brinker International, Inc.	2,401,752	0.3
53,100	@	Burlington Stores, Inc.	2,710,224	0.3
114,300		Carmax, Inc.	6,780,276	0.8
7,900	@	Chipotle Mexican Grill, Inc.	5,689,975	0.7
48,300		Choice Hotels International, Inc.	2,301,495	0.3
75,400		Coach, Inc.	2,181,322	0.3
137,829	@,L	Coupons.com, Inc.	1,240,461	0.2
33,500	@	Ctrip.com International Ltd. ADR	2,116,530	0.3
21,000	@	Delphi Automotive PLC	1,596,840	0.2
38,300		Dick's Sporting Goods, Inc.	1,900,063	0.2
57,200		Discovery Communications, Inc. - Class C	1,389,388	0.2
104,900		Dollar General Corp.	7,598,956	0.9
53,900		Dollar Tree, Inc.	3,592,974	0.4
69,100		Extended Stay America, Inc.	1,159,498	0.1
42,500	@	Five Below, Inc.	1,427,150	0.2
19,700	L	Fossil Group, Inc.	1,100,836	0.1
95,200		Gentex Corp.	1,475,600	0.2
284,900		Hanesbrands, Inc.	8,245,006	1.0
29,700		Harley-Davidson, Inc.	1,630,530	0.2
50,400	@	HomeAway, Inc.	1,337,616	0.2
122,400		Interpublic Group of Cos., Inc.	2,341,512	0.3
111,700		Kate Spade & Co.	2,134,587	0.3
55,300		L Brands, Inc.	4,984,189	0.6
85,500		Liberty Interactive Corp. QVC Group	2,242,665	0.3
12,155		Liberty Ventures	490,454	0.1
29,600		Lululemon Athletica, Inc.	1,499,240	0.2
69,700	@	Markit Ltd.	2,021,300	0.2
52,912		Marriott International, Inc.	3,608,598	0.4
59,200		Mattel, Inc.	1,246,752	0.2
46,300		McGraw-Hill Cos., Inc.	4,004,950	0.5
137,500		MGM Resorts International	2,536,875	0.3
94,700	@	Michaels Cos, Inc.	2,187,570	0.3
12,844		NetFlix, Inc.	1,326,272	0.2
86,100		Newell Rubbermaid, Inc.	3,419,031	0.4
19,900	@	Norwegian Cruise Line Holdings Ltd.	1,140,270	0.1
23,300		Omnicom Group, Inc.	1,535,470	0.2
24,000		O'Reilly Automotive, Inc.	6,000,000	0.7
49,400	@	Pandora Media, Inc.	1,054,196	0.1
9,400		Panera Bread Co.	1,818,054	0.2
28,700		Papa John's International, Inc.	1,965,376	0.2
18,800		Polaris Industries, Inc.	2,253,556	0.3
29,000		PVH Corp.	2,956,260	0.4
24,600	@	Restoration Hardware Holdings, Inc.	2,295,426	0.3
149,000		Ross Stores, Inc.	7,222,030	0.9
20,100	@	Royal Caribbean Cruises Ltd.	1,790,709	0.2
115,700		Service Corp. International	3,135,470	0.4
26,800	@	Signet Jewelers Ltd.	3,648,284	0.4
36,500		Sotheby's	1,167,270	0.1
55,200		Starwood Hotels & Resorts Worldwide, Inc.	3,669,696	0.5
12,800	@,L	Tesla Motors, Inc.	3,179,520	0.4
50,700		Tiffany & Co.	3,915,054	0.5
69,600		Toll Brothers, Inc.	2,383,104	0.3
62,700		Tractor Supply Co.	5,286,864	0.7
20,800	@	TripAdvisor, Inc.	1,310,816	0.2
13,400		Ulta Salon Cosmetics & Fragrance, Inc.	2,188,890	0.3
155,300	@,L	Vipshop Holdings Ltd. ADR	2,609,040	0.3
37,020	@,L	Wayfair, Inc.	1,297,921	0.2
37,000		Williams-Sonoma, Inc.	2,824,950	0.3
56,500		Wolverine World Wide, Inc.	1,222,660	0.1
26,800		Wynn Resorts Ltd.	1,423,616	0.2
			174,706,829	21.6

		Consumer Staples: 6.0%
47,600	@	Blue Buffalo Pet Products, Inc.	852,516	0.1
39,650		Brown-Forman Corp. - Class B	3,842,085	0.5
37,600		Church & Dwight Co., Inc.	3,154,640	0.4
15,700		Clorox Co.	1,813,821	0.2
38,400		Constellation Brands, Inc.	4,808,064	0.6
23,700		Dr Pepper Snapple Group, Inc.	1,873,485	0.2
131,700		Flowers Foods, Inc.	3,258,258	0.4
41,000	@	Fresh Market, Inc.	926,190	0.1
28,300		Hain Celestial Group, Inc.	1,460,280	0.2
49,500		Hershey Co.	4,548,060	0.6
15,400		JM Smucker Co.	1,756,986	0.2
26,200		Keurig Green Mountain, Inc.	1,366,068	0.2
49,300		McCormick & Co., Inc.	4,051,474	0.5
61,600		Mead Johnson Nutrition Co.	4,336,640	0.5
23,600		Monster Beverage Corp.	3,189,304	0.4
17,900		Pricesmart, Inc.	1,384,386	0.2
445,900		Rite Aid Corp.	2,706,613	0.3
79,800	@	Sprouts Farmers Market, Inc.	1,683,780	0.2
41,900		Whole Foods Market, Inc.	1,326,135	0.2
			48,338,785	6.0

		Energy: 2.2%
53,500		Cabot Oil & Gas Corp.	1,169,510	0.1
18,700		Cimarex Energy Co.	1,916,376	0.2

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
59,600		Columbia Pipeline Group, Inc.	$1,090,084	0.1
20,700	@	Concho Resources, Inc./Midland TX	2,034,810	0.3
22,200		Continental Resources, Inc.	643,134	0.1
29,300	@	Diamondback Energy, Inc.	1,892,780	0.2
29,200		EQT Corp.	1,891,284	0.2
31,900		Oceaneering International, Inc.	1,253,032	0.2
13,600		Pioneer Natural Resources Co.	1,654,304	0.2
39,900		Range Resources Corp.	1,281,588	0.2
23,600		Tesoro Corp.	2,294,864	0.3
75,800	@	WPX Energy, Inc.	501,796	0.1
			17,623,562	2.2

		Financials: 8.7%
43,700		American Campus Communities, Inc.	1,583,688	0.2
49,700	@	Aon PLC	4,403,917	0.5
38,700		Artisan Partners Asset Management, Inc.	1,363,401	0.2
80,800		BankUnited, Inc.	2,888,600	0.4
72,633		CBOE Holdings, Inc.	4,872,222	0.6
99,800		Crown Castle International Corp.	7,871,226	1.0
106,100		E*Trade Financial Corp.	2,793,613	0.3
11,406		Equinix, Inc.	3,118,400	0.4
14,300		Federal Realty Investment Trust	1,951,235	0.2
35,400		Financial Engines, Inc.	1,043,238	0.1
129,100		FNF Group	4,579,177	0.6
21,000		Intercontinental Exchange, Inc.	4,934,790	0.6
42,600		Invesco Ltd.	1,330,398	0.2
57,400		Iron Mountain, Inc.	1,780,548	0.2
18,400		Jones Lang LaSalle, Inc.	2,645,368	0.3
77,000	@	Lazard Ltd.	3,334,100	0.4
49,300	L	LPL Financial Holdings, Inc.	1,960,661	0.2
40,700		Moody's Corp.	3,996,740	0.5
34,300		MSCI, Inc. - Class A	2,039,478	0.3
25,200		Northern Trust Corp.	1,717,632	0.2
80,100		Progressive Corp.	2,454,264	0.3
21,300		SVB Financial Group	2,461,002	0.3
108,400		TD Ameritrade Holding Corp.	3,451,456	0.4
26,699	@	WeWork Companies, Inc., Classs A	878,119	0.1
79,400		WisdomTree Investments, Inc.	1,280,722	0.2
			70,733,995	8.7

		Health Care: 14.3%
47,700	@	Acadia Pharmaceuticals, Inc.	1,577,439	0.2
85,100		Agilent Technologies, Inc.	2,921,483	0.4
8,600	@,L	Agios Pharmaceuticals, Inc.	607,074	0.1
48,200		Akorn, Inc.	1,373,941	0.2
34,200	@	Align Technology, Inc.	1,941,192	0.2
77,300		Alkermes PLC	4,535,191	0.6
16,600	@	Alnylam Pharmaceuticals, Inc.	1,333,976	0.2
55,800		AmerisourceBergen Corp.	5,300,442	0.7
9,800	@,L	Athenahealth, Inc.	1,306,830	0.2
85,000		Baxalta, Inc.	2,678,350	0.3
42,200	@	BioMarin Pharmaceutical, Inc.	4,444,504	0.6
10,700	@	Bluebird Bio, Inc.	915,385	0.1
67,900	@	Bruker BioSciences Corp.	1,115,597	0.1
139,184	@	Catalent, Inc.	3,382,171	0.4
43,400		Cerner Corp.	2,602,264	0.3
11,800	@	Clovis Oncology, Inc.	1,085,128	0.1
36,500		DaVita, Inc.	2,640,045	0.3
36,400		Dentsply International, Inc.	1,840,748	0.2
63,900	@	Dyax, Corp.	1,219,851	0.2
58,000	@	Endo International PLC	4,018,240	0.5
58,300	@	Envision Healthcare Holdings, Inc.	2,144,857	0.3
25,300		Henry Schein, Inc.	3,357,816	0.4
57,500	@	Horizon Pharma PLC	1,139,650	0.1
15,600		Humana, Inc.	2,792,400	0.3
63,000		Idexx Laboratories, Inc.	4,677,750	0.6
47,200		Incyte Corp., Ltd.	5,207,576	0.6
66,400	@,L	Inovalon Holdings, Inc.	1,383,112	0.2
7,150	@,L	Intercept Pharmaceuticals, Inc.	1,185,899	0.1
10,800		Intuitive Surgical, Inc.	4,963,464	0.6
59,700	@	Ironwood Pharmaceuticals, Inc.	622,074	0.1
15,100	@	Jazz Pharmaceuticals PLC	2,005,431	0.3
20,100	@	Mallinckrodt PLC - W/I	1,285,194	0.2
31,700		Medidata Solutions, Inc.	1,334,887	0.2
35,700		Mednax, Inc.	2,741,403	0.3
12,500	@	Mettler Toledo International, Inc.	3,559,250	0.4
21,600		Neurocrine Biosciences, Inc.	859,464	0.1
15,700	@	Pacira Pharmaceuticals, Inc./DE	645,270	0.1
13,100	@	Puma Biotechnology, Inc.	987,216	0.1
26,200	@	Quintiles Transnational Holdings, Inc.	1,822,734	0.2
42,100	@	Seattle Genetics, Inc.	1,623,376	0.2
29,500		Sirona Dental Systems, Inc.	2,753,530	0.3
25,500	@	Team Health Holdings, Inc.	1,377,765	0.2
21,900		Teleflex, Inc.	2,720,199	0.3
11,100	@	Ultragenyx Pharmaceutical, Inc.	1,069,041	0.1
12,500		United Therapeutics Corp.	1,640,500	0.2
16,800		Universal Health Services, Inc.	2,096,808	0.3
113,400	@	Veeva Systems, Inc.	2,654,694	0.3

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
18,300		Vertex Pharmaceuticals, Inc.	$1,905,762	0.2
26,000	@	WellCare Health Plans, Inc.	2,240,680	0.3
28,100		West Pharmaceutical Services, Inc.	1,520,772	0.2
118,950		Zoetis, Inc.	4,898,361	0.6
			116,056,786	14.3

		Industrials: 18.8%
51,300		Alaska Air Group, Inc.	4,075,785	0.5
62,800	@	Allegion Public Ltd.	3,621,048	0.4
56,362		Ametek, Inc.	2,948,860	0.4
29,400		Armstrong World Industries, Inc.	1,403,556	0.2
43,600		Avis Budget Group, Inc.	1,904,448	0.2
20,400		CEB, Inc.	1,394,136	0.2
26,900		CH Robinson Worldwide, Inc.	1,823,282	0.2
29,500		Clarcor, Inc.	1,406,560	0.2
46,200	@	Colfax Corp.	1,381,842	0.2
24,800	@,L	Copa Holdings S.A.	1,039,864	0.1
44,500		Copart, Inc.	1,464,050	0.2
16,700	@	CoStar Group, Inc.	2,890,102	0.4
44,100		DigitalGlobe, Inc.	838,782	0.1
85,200		Donaldson Co., Inc.	2,392,416	0.3
48,300		Equifax, Inc.	4,693,794	0.6
53,700		Expeditors International Washington, Inc.	2,526,585	0.3
40,700		Fastenal Co.	1,490,027	0.2
79,800		Flowserve Corp.	3,282,972	0.4
58,800		Fortune Brands Home & Security, Inc.	2,791,236	0.3
35,100	L	Generac Holdings, Inc.	1,056,159	0.1
40,100		Genesee & Wyoming, Inc.	2,369,108	0.3
60,600		Graco, Inc.	4,062,018	0.5
64,500	@	Hertz Global Holdings, Inc.	1,079,085	0.1
23,000		Hubbell, Inc.	1,953,850	0.2
29,600		IDEX Corp.	2,110,480	0.3
41,300	@	IHS, Inc.	4,790,800	0.6
40,600		JB Hunt Transport Services, Inc.	2,898,840	0.4
37,800		Kansas City Southern	3,435,264	0.4
60,100		KAR Auction Services, Inc.	2,133,550	0.3
23,000		Kirby Corp.	1,424,850	0.2
23,900		Landstar System, Inc.	1,516,933	0.2
32,200		Manpower, Inc.	2,636,858	0.3
17,800		Middleby Corp.	1,872,382	0.2
50,700	@	Nielsen NV	2,254,629	0.3
19,800		Nordson Corp.	1,246,212	0.1
26,000		Paccar, Inc.	1,356,420	0.2
89,900	@	Rexnord Corp.	1,526,502	0.2
88,400	@	Ritchie Brothers Auctioneers, Inc.	2,287,792	0.3
41,700		Robert Half International, Inc.	2,133,372	0.3
118,810		Rollins, Inc.	3,192,425	0.4
29,400		Roper Technologies, Inc.	4,606,980	0.6
136,700	@	Sensata Technologies Holdings N.V.	6,061,278	0.7
22,900		Snap-On, Inc.	3,456,526	0.4
166,800		Southwest Airlines Co.	6,345,072	0.8
39,700	@	Spirit Airlines, Inc.	1,877,810	0.2
12,700		Stericycle, Inc.	1,769,237	0.2
102,500		Textron, Inc.	3,858,100	0.5
23,300		Towers Watson & Co.	2,734,954	0.3
19,100		TransDigm Group, Inc.	4,057,031	0.5
66,500	@	TransUnion	1,670,480	0.2
89,041		United Continental Holdings, Inc.	4,723,625	0.6
13,900		Valmont Industries, Inc.	1,318,971	0.2
87,200	@	Verisk Analytics, Inc.	6,444,952	0.8
16,800		WABCO Holdings, Inc.	1,761,144	0.2
42,800		Wabtec Corp.	3,768,540	0.5
36,000		Waste Connections, Inc.	1,748,880	0.2
16,100		WW Grainger, Inc.	3,461,661	0.4
50,800		Xylem, Inc.	1,668,780	0.2
			152,040,895	18.8

		Information Technology: 19.0%
48,400	@	Akamai Technologies, Inc.	3,342,504	0.4
15,500	@	Alliance Data Systems Corp.	4,014,190	0.5
106,300		Amphenol Corp.	5,417,048	0.7
20,100		Ansys, Inc.	1,771,614	0.2
99,000	@	ARM Holdings PLC ADR	4,281,750	0.5
6,856	@	Atlassian, Inc. - Class A Restricted	130,264	0.0
4,723	@	Atlassian, Inc. - Class A Unrestricted	89,737	0.0
12,036	@	Atlassian, Inc. - Series 1 Restricted	228,684	0.0
32,225	@	Atlassian, Inc. - Series 2 Restricted	612,275	0.1
29,300		Autodesk, Inc.	1,293,302	0.2
56,100	@	Black Knight Financial Services, Inc.	1,826,055	0.2
21,000	@	Check Point Software Technologies	1,665,930	0.2
45,800		Cognex Corp.	1,574,146	0.2
98,600		CoreLogic, Inc.	3,670,878	0.5
44,255	@	Dropbox, Inc. - Class A	845,324	0.1
19,495	@	Dropbox, Inc. - Class B	372,377	0.1
24,200	@	EPAM Systems, Inc.	1,803,384	0.2
17,300		F5 Networks, Inc.	2,003,340	0.3
11,500		Factset Research Systems, Inc.	1,837,815	0.2
22,900		FEI Co.	1,672,616	0.2
92,300		Fidelity National Information Services, Inc.	6,191,484	0.8
65,200		Fiserv, Inc.	5,646,972	0.7
46,000		Fortinet, Inc.	1,954,080	0.2
56,500		Gartner, Inc.	4,742,045	0.6
77,600	@	Genpact Ltd.	1,832,136	0.2
32,800		Global Payments, Inc.	3,763,144	0.5
42,700	@	Guidewire Software, Inc.	2,245,166	0.3
46,100		Integrated Device Technology, Inc.	935,830	0.1

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
48,700		Intuit, Inc.	$4,322,125	0.5
27,400		IPG Photonics Corp.	2,081,578	0.3
34,950	@	Keysight Technologies, Inc.	1,077,858	0.1
43,100		KLA-Tencor Corp.	2,155,000	0.3
68,800		Linear Technology Corp.	2,776,080	0.4
29,100	@	LinkedIn Corp.	5,532,783	0.7
15,300		Mercadolibre, Inc.	1,393,218	0.2
54,400		Microchip Technology, Inc.	2,344,096	0.3
48,600		Microsemi Corp.	1,595,052	0.2
49,100	@,L	Mobileye NV	2,233,068	0.3
25,100		Motorola Solutions, Inc.	1,716,338	0.2
31,100	@	NetSuite, Inc.	2,609,290	0.3
26,000	@	Palo Alto Networks, Inc.	4,472,000	0.6
41,000		Paychex, Inc.	1,952,830	0.2
52,800	@	QLIK Technologies, Inc.	1,924,560	0.2
43,400	@	Rackspace Hosting, Inc.	1,071,112	0.1
83,600		Red Hat, Inc.	6,009,168	0.7
97,000		Sabre Corp.	2,636,460	0.3
44,700		SanDisk Corp.	2,428,551	0.3
73,900	@	ServiceNow, Inc.	5,132,355	0.6
50,500		Skyworks Solutions, Inc.	4,252,605	0.5
31,900	@	Splunk, Inc.	1,765,665	0.2
39,500		SS&C Technologies Holdings, Inc.	2,766,580	0.3
16,400	L	Stratasys Ltd.	434,436	0.1
85,800		Trimble Navigation Ltd.	1,408,836	0.2
118,200	@	Twitter, Inc.	3,184,308	0.4
113,400	@	Vantiv, Inc.	5,093,928	0.6
71,100	L	VeriSign, Inc.	5,016,816	0.6
18,699	@	WEX, Inc.	1,623,821	0.2
37,647	@	Workday, Inc.	2,592,373	0.3
64,100		Xilinx, Inc.	2,717,840	0.3
23,900	L	Zillow Group, Inc. - A	686,647	0.1
47,800	@,L	Zillow Group, Inc. - C	1,290,600	0.2
			154,062,067	19.0

		Materials: 5.7%
39,300		Airgas, Inc.	3,510,669	0.4
26,900		Ashland, Inc.	2,706,678	0.3
77,500		Ball Corp.	4,820,500	0.6
27,100		Carpenter Technology Corp.	806,767	0.1
67,500		Celanese Corp.	3,993,975	0.5
51,200		CF Industries Holdings, Inc.	2,298,880	0.3
19,300		Compass Minerals International, Inc.	1,512,541	0.2
20,500		Eagle Materials, Inc.	1,402,610	0.2
29,882		FMC Corp.	1,013,299	0.1
4,800		NewMarket Corp.	1,713,600	0.2
46,100		PolyOne Corp.	1,352,574	0.2
81,800		RPM International, Inc.	3,426,602	0.4
30,200		Sherwin-Williams Co.	6,727,956	0.8
155,100	L	Silver Wheaton Corp.	1,862,751	0.2
133,700		Stillwater Mining Co	1,381,121	0.2
53,900		Valspar Corp.	3,874,332	0.5
40,400		Vulcan Materials Co.	3,603,680	0.5
			46,008,535	5.7

		Telecommunication Services: 1.3%
74,650	@	SBA Communications Corp.	7,818,841	1.0
72,700		T-Mobile US, Inc.	2,894,187	0.3
			10,713,028	1.3

		Utilities: 0.5%
37,400		Atmos Energy Corp.	2,175,932	0.3
79,600		NiSource, Inc.	1,476,580	0.2
			3,652,512	0.5

	Total Common Stock
	(Cost $614,353,743)		793,936,994	98.1

PREFERRED STOCK: 1.7%
		Financials: 0.4%
44,396	@	WeWork Companies, Inc. - Series D-1	1,460,166	0.2
34,882	@	WeWork Companies, Inc. - Series D-2	1,147,254	0.1
24,709	@	WeWork Companies, Inc. - Series E	812,668	0.1
			3,420,088	0.4

		Information Technology: 1.3%
32,391	@	AirBNB, Inc. - Series D	3,015,421	0.4
3,719	@	AirBNB, Inc. - Series E	346,218	0.0
24,667	@	Atlassian, Inc. - Class A Unrestricted	468,673	0.1
23,831	@	Atlassian, Inc. - Series A	452,789	0.1
24,209	@	Dropbox, Inc. - Series A	462,421	0.1
118,921	@	Dropbox, Inc. - Series A-1	2,271,534	0.3
8,859	@	Flipkart - Series G	1,260,104	0.1
117,990	@	Tanium, Inc.- Series G	1,757,213	0.2
			10,034,373	1.3

	Total Preferred Stock
	(Cost $8,687,026)		13,454,461	1.7

	Total Long-Term Investments
	(Cost $623,040,769)		807,391,455	99.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.2%
	Securities Lending Collateralcc: 3.0%
4,773,311	Citigroup, Inc., Repurchase Agreement dated 09/30/15, 0.12%, due 10/01/15 (Repurchase Amount $4,773,327, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $4,868,777, due 05/15/18-10/01/45)	4,773,311	0.6

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
5,770,577	Daiwa Capital Markets, Repurchase Agreement dated 09/30/15, 0.20%, due 10/01/15 (Repurchase Amount $5,770,609, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $5,885,989, due 10/01/15-09/09/49)	$5,770,577	0.7
5,770,577	HSBC Securities USA, Repurchase Agreement dated 09/30/15, 0.11%, due 10/01/15 (Repurchase Amount $5,770,594, collateralized by various U.S. Government Agency Obligations, 0.625%-6.500%, Market Value plus accrued interest $5,886,008, due 12/28/16-10/01/45)	5,770,577	0.7
5,770,577	Nomura Securities, Repurchase Agreement dated 09/30/15, 0.14%, due 10/01/15 (Repurchase Amount $5,770,599, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $5,885,988, due 11/15/15-07/20/65)	5,770,577	0.7
2,212,069	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/15, 0.17%, due 10/01/15 (Repurchase Amount $2,212,079, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $2,257,183, due 01/15/17-02/15/42)	2,212,069	0.3
		24,297,111	3.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
1,947,415	T. Rowe Price Reserve Investment Fund, 0.100%††
	(Cost $1,947,415)	$1,947,415	0.2

	Total Short-Term Investments
	(Cost $26,244,526)	26,244,526	3.2

	Total Investments in Securities (Cost $649,285,295)	$833,635,981	103.0
	Liabilities in Excess of Other Assets	(24,038,570)	(3.0)
	Net Assets	$809,597,411	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2015.

Cost for federal income tax purposes is $649,467,353.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$230,243,914
Gross Unrealized Depreciation	(46,075,286)

Net Unrealized Appreciation	$184,168,628

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$174,706,829	$–	$–	$174,706,829
Consumer Staples	48,338,785	–	–	48,338,785
Energy	17,623,562	–	–	17,623,562
Financials	69,855,876	–	878,119	70,733,995
Health Care	116,056,786	–	–	116,056,786
Industrials	152,040,895	–	–	152,040,895
Information Technology	151,783,406	–	2,278,661	154,062,067
Materials	46,008,535	–	–	46,008,535
Telecommunication Services	10,713,028	–	–	10,713,028
Utilities	3,652,512	–	–	3,652,512
Total Common Stock	790,780,214	–	3,156,780	793,936,994
Preferred Stock	–	–	13,454,461	13,454,461
Short-Term Investments	1,947,415	24,297,111	–	26,244,526
Total Investments, at fair value	$792,727,629	$24,297,111	$16,611,241	$833,635,981

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2015.

Investments, at fair value	Fair Value at September 30, 2015	Valuation Technique(s)	Unobservable Inputs	Range	Impact to Valuation from an Increase in Input
Common Stock	$2,095,820	Recent Comparable Transaction Price	Discount Factor*	0.00%	Decrease
	1,060,960	Market comparable	Enterprise Value to Sales in Multiple/Price to Free Cash Flow	8x-30x	Increase
	$3,156,780

Preferred Stock	$12,532,999	Recent Comparable Transaction Price	Discount Factor*	0.00%	Decrease
	921,462	Market comparable	Enterprise Value to Sales in Multiple/Price to Free Cash Flow	8x-30x	Increase
	$13,454,461

* No quantitative unobserable inputs were significant to the fair valuation determination at September 30, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolios's assets and liabilities during the period ended September 30, 2015:

	Beginning Balance			Accrued Discounts/	Total Realized	**Net Change in Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2014	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2015
Asset Table
Investments, at fair value
Common Stock*	$2,427,407	$303,091	$-	$-	$-	$426,282	$-	$-	$3,156,780
Preferred Stock*	7,355,179	2,916,100	-	-		3,183,182	-	-	13,454,461
Total Investments, at value	$9,782,586	$3,219,191	$-	$-	$-	$3,609,464	$-	$-	$16,611,241

* A security valued at $845,324 was reclassified from Preferred Stock to Common Stock as of September 30, 2015.

** As of September 30, 2015 total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $3,609,464.

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.3%
		Consumer Discretionary: 27.5%
182,200		Amazon.com, Inc.	$93,266,358	5.8
27,100		Autozone, Inc.	19,615,793	1.2
247,300		BorgWarner, Inc.	10,285,207	0.6
204,600		Carmax, Inc.	12,136,872	0.8
22,000	@	Chipotle Mexican Grill, Inc.	15,845,500	1.0
89,900	@	Delphi Automotive PLC	6,835,996	0.4
3,088	@	Flipkart Online Services Pvt. Ltd.	439,237	0.0
1,054	@	Flipkart Online Services Pvt. Ltd., - Series A	149,921	0.0
1,862	@	Flipkart Online Services Pvt. Ltd., - Series C	264,851	0.0
3,462	@	Flipkart Online Services Pvt. Ltd., - Series E	492,435	0.1
14,029	@	Flipkart Online Services Pvt. Ltd., - Series H	1,995,485	0.1
541,900		Hanesbrands, Inc.	15,682,586	1.0
331,400		Hilton Worldwide Holdings, Inc.	7,602,316	0.5
65,800		Home Depot, Inc.	7,599,242	0.5
158,400		Las Vegas Sands Corp.	6,014,448	0.4
269,700		Lowe's Cos, Inc.	18,587,724	1.1
118,600		Marriott International, Inc.	8,088,520	0.5
857,060		MGM Resorts International	15,812,757	1.0
62,200		NetFlix, Inc.	6,422,772	0.4
149,500		Nike, Inc.	18,384,015	1.1
210,400	@	Pandora Media, Inc.	4,489,936	0.3
47,559		Priceline.com, Inc.	58,823,825	3.6
225,100		Ross Stores, Inc.	10,910,597	0.7
115,800	@	Royal Caribbean Cruises Ltd.	10,316,622	0.6
285,100		Starbucks Corp.	16,205,084	1.0
91,780	@,L	Tesla Motors, Inc.	22,798,152	1.4
187,900		Tractor Supply Co.	15,843,728	1.0
768,400	@	Vipshop Holdings Ltd. ADR	12,909,120	0.8
259,500		Walt Disney Co.	26,520,900	1.6
			444,339,999	27.5

		Consumer Staples: 3.1%
33,900		Costco Wholesale Corp.	4,900,923	0.3
159,600		CVS Health Corp.	15,398,208	1.0
92,800		Estee Lauder Cos., Inc.	7,487,104	0.5
136,400		Keurig Green Mountain, Inc.	7,111,896	0.4
177,400		Walgreens Boots Alliance, Inc.	14,741,940	0.9
			49,640,071	3.1

		Energy: 0.6%
28,600	@	Concho Resources, Inc./Midland TX	2,811,380	0.2
40,800		EQT Corp.	2,642,616	0.2
31,200		Pioneer Natural Resources Co.	3,795,168	0.2
			9,249,164	0.6

		Financials: 5.5%
239,600		American Tower Corp.	21,080,008	1.3
20,600		Blackrock, Inc.	6,127,882	0.4
151,212		Crown Castle International Corp.	11,926,090	0.7
60,400		Intercontinental Exchange, Inc.	14,193,396	0.9
534,900		Morgan Stanley	16,849,350	1.0
157,400		State Street Corp.	10,578,854	0.7
232,900		TD Ameritrade Holding Corp.	7,415,536	0.5
5,062	@	WeWork Companies, Inc., Classs A	166,487	0.0
			88,337,603	5.5

		Health Care: 20.9%
195,400		Alexion Pharmaceuticals, Inc.	30,558,606	1.9
141,831	@	Allergan plc	38,551,084	2.4
146,600		Anthem, Inc.	20,524,000	1.3
45,400		Biogen, Inc.	13,248,174	0.8
76,100	@	BioMarin Pharmaceutical, Inc.	8,014,852	0.5
259,500		Bristol-Myers Squibb Co.	15,362,400	1.0
240,516		Celgene Corp.	26,016,616	1.6
93,000		Cigna Corp.	12,556,860	0.8
239,400		Gilead Sciences, Inc.	23,506,686	1.5
84,300		Humana, Inc.	15,089,700	0.9
122,000		Incyte Corp., Ltd.	13,460,260	0.8
45,200		Intuitive Surgical, Inc.	20,773,016	1.3
118,500		McKesson Corp.	21,926,055	1.4
32,900	@	Regeneron Pharmaceuticals, Inc.	15,303,106	0.9
163,800		UnitedHealth Group, Inc.	19,002,438	1.2
184,800	@	Valeant Pharmaceuticals International, Inc. - USD	32,964,624	2.0
100,300		Vertex Pharmaceuticals, Inc.	10,445,242	0.6
			337,303,719	20.9

		Industrials: 10.4%
628,300		American Airlines Group, Inc.	24,396,889	1.5
207,600		Boeing Co.	27,185,220	1.7
92,700	@	Canadian Pacific Railway Ltd	13,308,939	0.8
533,500		Danaher Corp.	45,459,535	2.8
70,500		FedEx Corp.	10,150,590	0.6
159,800		Flowserve Corp.	6,574,172	0.4
17,400	@	IHS, Inc.	2,018,400	0.1
18,800		JB Hunt Transport Services, Inc.	1,342,320	0.1
103,600		Roper Technologies, Inc.	16,234,120	1.0
167,440		United Continental Holdings, Inc.	8,882,692	0.6
149,300		Wabtec Corp.	13,145,865	0.8
			168,698,742	10.4

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: 28.2%
106,300	@	Akamai Technologies, Inc.	$7,341,078	0.5
208,392	@	Alibaba Group Holding Ltd. ADR	12,288,876	0.8
351,200		Apple, Inc.	38,737,360	2.4
53,200	@	ASML Holding NV-NY REG	4,680,536	0.3
143,343	@	Dropbox, Inc. - Class A	2,738,023	0.2
487,700	@	Facebook, Inc.	43,844,230	2.7
136,100		Fiserv, Inc.	11,787,621	0.7
78,450		Google, Inc. - Class A	50,080,126	3.1
75,671		Google, Inc. - Class C	46,039,750	2.8
94,900	@	LinkedIn Corp.	18,043,337	1.1
84,501	@	LivingSocial.com	7,462	0.0
490,500		Mastercard, Inc.	44,203,860	2.7
1,027,400		Microsoft Corp.	45,472,724	2.8
215,800	@,L	Mobileye NV	9,814,584	0.6
70,500	@,L	NetSuite, Inc.	5,914,950	0.4
27,300	@	Palo Alto Networks, Inc.	4,695,600	0.3
107,600		Red Hat, Inc.	7,734,288	0.5
333,464		Salesforce.com, Inc.	23,152,406	1.4
131,900	@	ServiceNow, Inc.	9,160,455	0.6
1,059,700		Tencent Holdings Ltd.	17,862,929	1.1
119,500	L	VeriSign, Inc.	8,431,920	0.5
620,700		Visa, Inc.	43,237,962	2.7
			455,270,077	28.2

		Materials: 1.1%
94,600		Ashland, Inc.	9,518,652	0.6
37,100		Martin Marietta Materials, Inc.	5,637,345	0.3
16,200		Sherwin-Williams Co.	3,609,036	0.2
			18,765,033	1.1

	Total Common Stock
	(Cost $1,210,670,105)		1,571,604,408	97.3

PREFERRED STOCK: 0.7%
		Financials: 0.1%
45,554	@	WeWork Companies, Inc. - Series E	1,498,251	0.1

		Information Technology: 0.6%
59,241	@	AirBNB, Inc. - Series D	5,515,005	0.3
16,058	@	AirBNB, Inc. - Series E	1,494,910	0.1
16,556	@	Flipkart - Series G	2,354,926	0.2
			9,364,841	0.6

	Total Preferred Stock
	(Cost $7,387,789)		10,863,092	0.7

	Total Long-Term Investments
	(Cost $1,218,057,894)		1,582,467,500	98.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.1%
	Securities Lending Collateralcc: 2.0%
6,259,584	Citigroup, Inc., Repurchase Agreement dated 09/30/15, 0.12%, due 10/01/15 (Repurchase Amount $6,259,605, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $6,384,776, due 05/15/18-10/01/45)	$6,259,584	0.4
7,567,475	Daiwa Capital Markets, Repurchase Agreement dated 09/30/15, 0.20%, due 10/01/15 (Repurchase Amount $7,567,516, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $7,718,824, due 10/01/15-09/09/49)	7,567,475	0.5
7,567,475	HSBC Securities USA, Repurchase Agreement dated 09/30/15, 0.11%, due 10/01/15 (Repurchase Amount $7,567,498, collateralized by various U.S. Government Agency Obligations, 0.625%-6.500%, Market Value plus accrued interest $7,718,851, due 12/28/16-10/01/45)	7,567,475	0.5
7,567,475	Nomura Securities, Repurchase Agreement dated 09/30/15, 0.14%, due 10/01/15 (Repurchase Amount $7,567,504, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $7,718,825, due 11/15/15-07/20/65)	7,567,475	0.4

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
2,900,964	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/15, 0.17%, due 10/01/15 (Repurchase Amount $2,900,978, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $2,960,128, due 01/15/17-02/15/42)	$2,900,964	0.2
		31,862,973	2.0

Shares		Value	Percentage of Net Assets
		Mutual Funds: 1.1%
17,407,357	T. Rowe Price Reserve Investment Fund, 0.100%††
	(Cost $17,407,357)	17,407,357	1.1

	Total Short-Term Investments
	(Cost $49,270,330)	49,270,330	3.1

	Total Investments in Securities (Cost $1,267,328,224)	$1,631,737,830	101.1
	Liabilities in Excess of Other Assets	(17,155,547)	(1.1)
	Net Assets	$1,614,582,283	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2015.

Cost for federal income tax purposes is $1,269,262,723.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$402,880,689
Gross Unrealized Depreciation	(40,405,582)

Net Unrealized Appreciation	$362,475,107

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$440,998,070	$–	$3,341,929	$444,339,999
Consumer Staples	49,640,071	–	–	49,640,071
Energy	9,249,164	–	–	9,249,164
Financials	88,171,116	–	166,487	88,337,603
Health Care	337,303,719	–	–	337,303,719
Industrials	168,698,742	–	–	168,698,742
Information Technology	434,661,663	17,862,929	2,745,485	455,270,077
Materials	18,765,033	–	–	18,765,033
Total Common Stock	1,547,487,578	17,862,929	6,253,901	1,571,604,408
Preferred Stock	–	–	10,863,092	10,863,092
Short-Term Investments	17,407,357	31,862,973	–	49,270,330
Total Investments, at fair value	$1,564,894,935	$49,725,902	$17,116,993	$1,631,737,830

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2015.

Investments, at fair value	Fair Value at September 30, 2015	Valuation Technique(s)	Unobservable Inputs	Range	Impact to Valuation from an Increase in Input
Common Stock	$6,253,901	Recent Comparable Transaction Price	Discount Factor*	0.00%	Decrease

Preferred Stock	$10,863,092	Recent Comparable Transaction Price	Discount Factor*	0.00%	Decrease

* No quantitative unobserable inputs were significant to the fair valuation determination at September 30, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolios's assets and liabilities during the period ended September 30, 2015:

	Beginning Balance			Accrued Discounts/	Total Realized	**Net Change in Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2014	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2015
Asset Table
Investments, at fair value
Common Stock*	$2,759,993	$3,241,092	$-	$-	$-	$252,816	$-	$-	$6,253,901
Preferred Stock*	4,394,627	2,993,161	-	-		3,475,304	-	-	10,863,092
Total Investments, at value	$7,154,620	$6,234,253	$-	$-	$-	$3,728,120	$-	$-	$17,116,993

* A security valued at $2,738,023 was reclassified from Preferred Stock to Common Stock as of September 30, 2015.

** As of September 30, 2015 total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $3,728,120.

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.8%
		Brazil: 0.2%
345,617	@,L	Petroleo Brasileiro SA ADR	$1,503,434	0.2

		China: 6.1%
2,585,000		China Life Insurance Co., Ltd.	9,007,117	1.2
774,500		China Mobile Ltd.	9,270,580	1.3
21,246,000		China Telecom Corp., Ltd.	10,294,078	1.4
4,266,600	L	CRRC Corp. Ltd	5,441,017	0.8
4,230,000		Kunlun Energy Co. Ltd.	3,039,386	0.4
1,368,800		Sinopharm Group Co.	4,814,546	0.7
2,352,000		Weichai Power Co. Ltd.	2,200,499	0.3
			44,067,223	6.1

		France: 13.1%
473,266		AXA S.A.	11,490,469	1.6
273,888		BNP Paribas	16,124,997	2.2
191,520		Cie de Saint-Gobain	8,312,081	1.1
120,314		Cie Generale des Etablissements Michelin	11,008,118	1.5
638,860		Credit Agricole SA	7,355,057	1.0
137,452		GDF Suez	2,224,052	0.3
198,581		Sanofi	18,905,032	2.6
103,640		Technip S.A.	4,904,649	0.7
242,964		Total S.A.	10,929,277	1.5
177,530		Vivendi	4,206,011	0.6
			95,459,743	13.1

		Germany: 11.8%
114,661		Bayer AG	14,710,903	2.0
98,550		Deutsche Boerse AG	8,499,394	1.2
144,348		Deutsche Post AG	3,998,895	0.5
156,915		HeidelbergCement AG	10,775,716	1.5
569,995		Infineon Technologies AG	6,404,176	0.9
74,860		Lanxess	3,505,190	0.5
119,938		Merck KGaA	10,618,926	1.5
193,800		Metro AG	5,362,071	0.7
42,620		Morphosys AG	2,841,830	0.4
34,327		Muenchener Rueckversicherungs-Gesellschaft AG	6,411,101	0.9
58,986		SAP SE	3,821,352	0.5
95,240		Siemens AG	8,508,499	1.2
			85,458,053	11.8

		Hong Kong: 2.7%
973,900		AIA Group Ltd.	5,065,011	0.7
485,640		Cheung Kong Property Holdings Ltd.	3,557,956	0.5
228,400	@	CK Hutchison Holdings Ltd. ADR	2,971,484	0.4
485,640		CK Hutchison Holdings Ltd.	6,317,029	0.8
6,871,000	L	Noble Group Ltd.	2,010,486	0.3
			19,921,966	2.7

		India: 1.3%
496,486		Housing Development Finance Corp.	9,198,652	1.3

		Israel: 2.0%
253,929	@	Teva Pharmaceutical Industries Ltd. ADR	14,336,831	2.0

		Italy: 3.6%
680,187		ENI S.p.A.	10,699,632	1.5
1,637,488		Intesa Sanpaolo SpA - ISP	5,784,784	0.8
1,493,810		UniCredit SpA	9,312,758	1.3
			25,797,174	3.6

		Japan: 6.5%
486,200		Itochu Corp.	5,139,734	0.7
1,282,100		Nissan Motor Co., Ltd.	11,788,395	1.6
148,400		SoftBank Group Corp.	6,861,988	0.9
240,400		Suntory Beverage & Food Ltd.	9,235,945	1.3
1,397,000		Toshiba Corp.	3,519,404	0.5
181,600		Toyota Motor Corp.	10,632,302	1.5
			47,177,768	6.5

		Netherlands: 5.6%
169,578		Akzo Nobel NV	11,029,287	1.5
216,195		Koninklijke Philips NV	5,086,415	0.7
150,904		Qiagen NV	3,892,611	0.5
360,976		Royal Dutch Shell PLC - Class B	8,535,344	1.2
374,301	L	SBM Offshore NV	4,751,853	0.7
999,220		TNT Express NV	7,625,088	1.0
			40,920,598	5.6

		Norway: 2.3%
485,530		Subsea 7 SA	3,654,777	0.5
166,074		Statoil ASA	2,421,208	0.3
573,623		Telenor ASA	10,719,048	1.5
			16,795,033	2.3

		Portugal: 0.8%
564,750		Galp Energia SGPS SA	5,572,875	0.8

		Russia: 0.4%
226,203	@	MMC Norilsk Nickel PJSC ADR	3,250,537	0.4

		Singapore: 2.8%
886,582		DBS Group Holdings Ltd.	10,119,750	1.4
3,902,000		Singapore Telecommunications Ltd.	9,876,413	1.4
			19,996,163	2.8

		South Korea: 5.3%
171,216		Hana Financial Group, Inc.	3,825,380	0.5
35,481		Hyundai Mobis	6,942,459	1.0
247,680	@	KB Financial Group, Inc. ADR	7,279,315	1.0
58,716	@	POSCO ADR	2,056,234	0.3
17,817		POSCO	2,519,235	0.3

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea: (continued)
34,081	@ Samsung Electronics Co., Ltd. GDR	$16,117,862	2.2
		38,740,485	5.3

	Spain: 2.0%
178,256	Repsol YPF S.A.	2,079,040	0.3
1,007,321	Telefonica S.A.	12,220,872	1.7
		14,299,912	2.0

	Sweden: 1.4%
364,710	Telefonaktiebolaget LM Ericsson	3,577,669	0.5
282,620	Getinge AB	6,307,959	0.9
		9,885,628	1.4

	Switzerland: 7.3%
553,081	Credit Suisse Group AG	13,294,320	1.8
1,905,170	Glencore PLC	2,644,490	0.3
85,617	Novartis AG	7,869,220	1.1
64,826	Roche Holding AG	17,209,459	2.4
142,055	Swiss Re Ltd.	12,187,914	1.7
		53,205,403	7.3

	Taiwan: 0.5%
948,251	Taiwan Semiconductor Manufacturing Co., Ltd.	3,800,284	0.5

	Thailand: 0.7%
1,168,800	Bangkok Bank PCL - Foreign Reg	5,133,968	0.7

	United Kingdom: 20.4%
1,446,095	Aviva PLC	9,890,636	1.4
1,403,493	BAE Systems PLC	9,513,682	1.3
2,345,820	Barclays PLC	8,681,362	1.2
1,724,774	BP PLC	8,750,393	1.2
609,930	Sky PLC	9,649,694	1.3
467,768	CRH PLC - London	12,347,127	1.7
821,996	GlaxoSmithKline PLC	15,777,258	2.2
1,466,000	HSBC Holdings PLC	11,008,147	1.5
2,163,454	Kingfisher PLC	11,752,361	1.6
7,476,467	Lloyds Banking Group Plc	8,511,636	1.2
1,471,390	Marks & Spencer Group PLC	11,168,955	1.5
430,980	Petrofac Ltd.	5,019,382	0.7
702,723	Rexam PLC	5,579,384	0.8
475,511	Standard Chartered PLC	4,614,792	0.6
2,612,090	Tesco PLC	7,255,304	1.0
2,762,541	Vodafone Group PLC	8,713,260	1.2
		148,233,373	20.4

	Total Common Stock
	(Cost $639,616,832)	702,755,103	96.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.3%
		U.S. Government Agency Obligations: 1.8%
7,000,000	Z	Farmer Mac, 0.070%, 10/01/15	7,000,000	1.0
6,000,000	Z	Freddie Mac, 0.070%, 10/01/15	6,000,000	0.8
			13,000,000	1.8

		Securities Lending Collateralcc: 1.5%
2,539,892		BNP Paribas Bank, Repurchase Agreement dated 09/30/15, 0.11%, due 10/01/15 (Repurchase Amount $2,539,900, collateralized by various U.S. Government Agency Obligations, 0.250%-7.500%, Market Value plus accrued interest $2,590,693, due 08/01/16-10/01/45)	2,539,892	0.3
2,539,892		Citigroup, Inc., Repurchase Agreement dated 09/30/15, 0.12%, due 10/01/15 (Repurchase Amount $2,539,900, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $2,590,690, due 05/15/18-10/01/45)	2,539,892	0.3
2,539,892		HSBC Securities USA, Repurchase Agreement dated 09/30/15, 0.10%, due 10/01/15 (Repurchase Amount $2,539,899, collateralized by various U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $2,590,691, due 11/15/15-07/15/37)	2,539,892	0.4
2,539,892		Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/15, 0.15%, due 10/01/15 (Repurchase Amount $2,539,902, collateralized by various U.S. Government Securities, 1.500%-3.625%, Market Value plus accrued interest $2,590,690, due 11/30/19-02/15/44)	2,539,892	0.4

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
534,613	Royal Bank of Scotland PLC, Repurchase Agreement dated 09/30/15, 0.09%, due 10/01/15 (Repurchase Amount $534,614, collateralized by various U.S. Government Securities, 0.094%-3.625%, Market Value plus accrued interest $545,307, due 01/31/16-02/15/44)	$534,613	0.1
		10,694,181	1.5

	Total Short-Term Investments
	(Cost $23,694,181)	23,694,181	3.3

	Total Investments in Securities (Cost $663,311,013)	$726,449,284	100.1
	Liabilities in Excess of Other Assets	(659,102)	(0.1)
	Net Assets	$725,790,182	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2015.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is $665,308,318.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$154,811,277
Gross Unrealized Depreciation	(93,670,311)

Net Unrealized Appreciation	$61,140,966

Sector Diversification	Percentage of Net Assets
Financials	26.1%
Health Care	16.3
Energy	10.0
Telecommunication Services	10.0
Consumer Discretionary	10.0
Industrials	9.2
Materials	7.3
Information Technology	4.6
Consumer Staples	3.0
Utilities	0.3
U.S. Government Agency Obligations	1.0
Short-Term Investments	2.3
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock
Brazil	$1,503,434	$–	$–	$1,503,434
China	–	44,067,223	–	44,067,223
France	–	95,459,743	–	95,459,743
Germany	–	85,458,053	–	85,458,053
Hong Kong	–	19,921,966	–	19,921,966
India	–	9,198,652	–	9,198,652
Israel	14,336,831	–	–	14,336,831
Italy	–	25,797,174	–	25,797,174
Japan	–	47,177,768	–	47,177,768
Netherlands	–	40,920,598	–	40,920,598
Norway	–	16,795,033	–	16,795,033
Portugal	–	5,572,875	–	5,572,875
Russia	3,250,537	–	–	3,250,537
Singapore	–	19,996,163	–	19,996,163
South Korea	9,335,549	29,404,936	–	38,740,485
Spain	–	14,299,912	–	14,299,912
Sweden	–	9,885,628	–	9,885,628
Switzerland	–	53,205,403	–	53,205,403
Taiwan	–	3,800,284	–	3,800,284
Thailand	–	5,133,968	–	5,133,968
United Kingdom	–	148,233,373	–	148,233,373
Total Common Stock	28,426,351	674,328,752	–	702,755,103
Short-Term Investments	–	23,694,181	–	23,694,181
Total Investments, at fair value	$28,426,351	$698,022,933	$–	$726,449,284

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:

Contrafund Portfolio

September 30, 2015

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 98.4%
	Shares	Value
CONSUMER DISCRETIONARY – 14.6%
Automobiles – 0.3%
Tesla Motors, Inc. (a)	232,300	$57,703,320
Diversified Consumer Services – 0.5%
2U, Inc. (a)	281,900	10,120,210
H&R Block, Inc.	2,112,660	76,478,292
New Oriental Education & Technology Group, Inc. sponsored ADR	105,800	2,138,218
		88,736,720
Hotels, Restaurants & Leisure – 3.8%
ARAMARK Holdings Corp.	199,502	5,913,239
Extended Stay America, Inc. unit	4,049,557	67,951,566
McDonald’s Corp.	3,089,484	304,406,859
Panera Bread Co. Class A (a)	398,246	77,024,759
Starbucks Corp.	2,855,000	162,278,200
Wynn Resorts Ltd. (b)	1,092,178	58,016,495
		675,591,118
Internet & Catalog Retail – 2.6%
Amazon.com, Inc. (a)	164,900	84,410,661
Groupon, Inc. Class A (a)	1,304,500	4,252,670
Liberty Interactive Corp. Qvc G Series A (a)	5,333,452	139,896,446
Priceline Group, Inc. (a)	110,957	137,238,275
Travelport Worldwide Ltd.	6,053,205	80,023,370
Vipshop Holdings Ltd. ADR (a)	1,064,400	17,881,920
		463,703,342
Media – 2.8%
Bona Film Group Ltd. sponsored ADR (a)	720,588	8,582,203
Comcast Corp. Class A	4,809,700	273,575,736
DreamWorks Animation SKG, Inc. Class A (a)(b)	1,851,121	32,302,061
Legend Pictures LLC (a)(c)(d)	2,062	4,527,472
Manchester United PLC	1,849,700	31,759,349
Msg Network, Inc. Class A (a)	1,847,844	133,303,466
Weinstein Co. Holdings LLC Class A-1 (a)(c)(d)	11,499	3,955,656
		488,005,943
Multiline Retail – 1.7%
B&M European Value Retail S.A.	15,805,466	77,802,225
Dollar General Corp.	3,108,620	225,188,433
		302,990,658
Specialty Retail – 1.5%
AutoZone, Inc. (a)	48,362	35,005,866
Michaels Companies, Inc. (a)	3,211,350	74,182,185
TJX Companies, Inc.	2,199,607	157,095,932
		266,283,983
Textiles, Apparel & Luxury Goods – 1.4%
lululemon athletica, Inc. (a)	770,662	39,034,030
NIKE, Inc. Class B	1,641,764	201,887,719
		240,921,749

TOTAL CONSUMER DISCRETIONARY		2,583,936,833

CONSUMER STAPLES – 9.9%
Beverages – 2.2%
Anheuser-Busch InBev SA NV	211,071	22,448,572

	Shares	Value
Constellation Brands, Inc. Class A (sub. vtg.)	495,200	$62,003,992
Monster Beverage Corp. (a)	419,510	56,692,581
The Coca-Cola Co.	6,254,106	250,914,733
		392,059,878
Food & Staples Retailing – 2.2%
CVS Health Corp.	1,969,364	190,004,239
Kroger Co.	2,971,264	107,173,492
Sprouts Farmers Market LLC (a)	887,200	18,719,920
United Natural Foods, Inc. (a)	49,084	2,381,065
Wal-Mart Stores, Inc.	279,576	18,127,708
Whole Foods Market, Inc.	1,578,475	49,958,734
		386,365,158
Food Products – 1.2%
Blue Buffalo Pet Products, Inc. (a)(b)	323,600	5,795,676
Keurig Green Mountain, Inc.	1,126,133	58,716,575
Mead Johnson Nutrition Co. Class A	1,124,989	79,199,226
Nestle SA	251,417	18,907,989
The Hershey Co.	473,590	43,513,449
		206,132,915
Household Products – 1.4%
Colgate-Palmolive Co.	2,380,800	151,085,568
Procter & Gamble Co.	1,257,084	90,434,623
		241,520,191
Personal Products – 0.3%
Estee Lauder Companies, Inc. Class A	472,554	38,125,657
Nu Skin Enterprises, Inc. Class A	396,500	16,367,520
		54,493,177
Tobacco – 2.6%
Altria Group, Inc.	3,997,554	217,466,938
British American Tobacco PLC sponsored ADR	1,811,079	199,363,576
Philip Morris International, Inc.	652,600	51,770,758
Reynolds American, Inc.	40,936	1,812,237
		470,413,509

TOTAL CONSUMER STAPLES		1,750,984,828

ENERGY – 6.9%
Energy Equipment & Services – 1.5%
Baker Hughes, Inc.	741,600	38,592,864
Dril-Quip, Inc. (a)	221,692	12,906,908
Halliburton Co.	1,138,082	40,231,199
Independence Contract Drilling, Inc. (a)	1,168,194	5,817,606
Oceaneering International, Inc.	479,162	18,821,483
Schlumberger Ltd.	2,231,200	153,885,864
		270,255,924
Oil, Gas & Consumable Fuels – 5.4%
Anadarko Petroleum Corp.	2,092,605	126,372,416
Apache Corp.	727,800	28,500,648
Black Stone Minerals LP	1,170,300	16,150,140
Cabot Oil & Gas Corp.	1,752,735	38,314,787
Chevron Corp.	1,715,000	135,279,200
Cimarex Energy Co.	254,300	26,060,664
Columbia Pipeline Group, Inc.	567,277	10,375,496
EOG Resources, Inc.	819,574	59,664,987
Quarterly Report	2

Common Stocks – continued
	Shares	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Exxon Mobil Corp.	1,736,102	$129,079,184
Kinder Morgan, Inc.	404,900	11,207,632
Memorial Resource Development Corp. (a)	1,529,300	26,885,094
Noble Energy, Inc.	2,580,600	77,882,508
Parsley Energy, Inc. Class A (a)	1,567,537	23,622,783
Phillips 66 Co.	1,019,239	78,318,325
Pioneer Natural Resources Co.	414,700	50,444,108
PrairieSky Royalty Ltd. (b)	836,350	15,893,470
SM Energy Co.	999,900	32,036,796
Suncor Energy, Inc.	2,433,595	65,084,305
Synergy Resources Corp. (a)	676,200	6,626,760
		957,799,303

TOTAL ENERGY		1,228,055,227

FINANCIALS – 15.6%
Banks – 6.5%
Bank of America Corp.	14,318,814	223,087,122
Citigroup, Inc.	5,590,250	277,332,303
Huntington Bancshares, Inc.	3,138,181	33,264,719
JPMorgan Chase & Co.	5,438,406	331,579,614
Regions Financial Corp.	3,301,400	29,745,614
Synovus Financial Corp.	950,023	28,120,681
U.S. Bancorp	3,427,144	140,547,175
Wells Fargo & Co.	1,669,900	85,749,365
		1,149,426,593
Capital Markets – 1.8%
Artisan Partners Asset Management, Inc.	368,177	12,970,876
BlackRock, Inc. Class A	205,413	61,104,205
E*TRADE Financial Corp. (a)	1,456,278	38,343,800
Goldman Sachs Group, Inc.	747,600	129,902,976
Invesco Ltd.	736,857	23,012,044
Northern Trust Corp.	503,164	34,295,658
Oaktree Capital Group LLC Class A	331,134	16,391,133
The Blackstone Group LP	241,537	7,649,477
		323,670,169
Consumer Finance – 2.1%
Capital One Financial Corp.	3,721,448	269,879,409
Navient Corp.	2,045,576	22,992,274
SLM Corp. (a)	4,491,676	33,238,402
Springleaf Holdings, Inc. (a)	912,800	39,907,616
		366,017,701
Diversified Financial Services – 1.0%
Berkshire Hathaway, Inc.:
Class A (a)	47	9,176,280
Class B (a)	768,800	100,251,520
IntercontinentalExchange, Inc.	218,509	51,347,430
KBC Ancora	450,178	17,314,255
		178,089,485
Insurance – 1.8%
Direct Line Insurance Group PLC	6,819,991	38,678,213
Fairfax Financial Holdings Ltd. (sub. vtg.)	21,700	9,882,321

	Shares	Value
Marsh & McLennan Companies, Inc.	984,170	$51,393,357
MetLife, Inc.	1,382,487	65,184,262
Principal Financial Group, Inc.	504,700	23,892,498
The Chubb Corp.	846,800	103,860,020
Unum Group	640,900	20,560,072
		313,450,743
Real Estate Investment Trusts – 2.1%
Altisource Residential Corp. Class B	1,916,082	26,671,861
American Tower Corp.	242,100	21,299,958
Boston Properties, Inc.	383,800	45,441,920
Care Capital Properties, Inc.	200,350	6,597,526
Crown Castle International Corp.	107,900	8,510,073
Digital Realty Trust, Inc.	804,400	52,543,408
Duke Realty LP	1,674,900	31,906,845
Extra Space Storage, Inc.	209,200	16,141,872
FelCor Lodging Trust, Inc.	1,352,900	9,565,003
Outfront Media, Inc.	587,014	12,209,891
Store Capital Corp.	1,444,700	29,847,502
Sun Communities, Inc.	755,769	51,210,907
Ventas, Inc.	796,000	44,623,760
VEREIT, Inc.	2,582,800	19,939,216
		376,509,742
Real Estate Management & Development – 0.3%
CBRE Group, Inc. (a)	1,718,889	55,004,448

TOTAL FINANCIALS		2,762,168,881

HEALTH CARE – 14.7%
Biotechnology – 4.2%
Alexion Pharmaceuticals, Inc. (a)	523,932	81,937,725
Amgen, Inc.	1,048,020	144,962,126
Baxalta, Inc.	1,293,700	40,764,487
Biogen, Inc. (a)	231,231	67,475,518
BioMarin Pharmaceutical, Inc. (a)	363,193	38,251,487
Celgene Corp. (a)	1,264,700	136,802,599
Gilead Sciences, Inc.	1,919,061	188,432,600
Vertex Pharmaceuticals, Inc. (a)	499,500	52,017,930
		750,644,472
Health Care Equipment & Supplies – 2.8%
Boston Scientific Corp. (a)	7,962,549	130,665,429
Edwards Lifesciences Corp. (a)	326,942	46,481,344
Medtronic PLC	3,264,390	218,518,267
The Cooper Companies, Inc.	262,120	39,019,183
Zimmer Biomet Holdings, Inc.	664,100	62,378,913
		497,063,136
Health Care Providers & Services – 3.1%
Brookdale Senior Living, Inc. (a)	379,733	8,718,670
Cigna Corp.	879,126	118,699,593
HCA Holdings, Inc. (a)	959,614	74,235,739
Henry Schein, Inc. (a)	492,941	65,423,130
McKesson Corp.	663,400	122,748,902
UnitedHealth Group, Inc.	1,378,000	159,861,780
		549,687,814
Life Sciences Tools & Services – 0.8%
Agilent Technologies, Inc.	1,361,700	46,747,161

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Life Sciences Tools & Services – continued
Fluidigm Corp. (a)(d)	312,345	$2,533,118
Thermo Fisher Scientific, Inc.	670,613	82,002,558
		131,282,837
Pharmaceuticals – 3.8%
AbbVie, Inc.	1,366,621	74,357,849
Allergan PLC (a)	744,352	202,322,317
Bristol-Myers Squibb Co.	3,318,705	196,467,336
Endo Health Solutions, Inc. (a)	869,900	60,266,672
Horizon Pharma PLC (a)	1,448,700	28,713,234
Shire PLC	422,474	28,881,156
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,447,900	81,748,434
		672,756,998

TOTAL HEALTH CARE		2,601,435,257

INDUSTRIALS – 9.2%
Aerospace & Defense – 0.9%
TransDigm Group, Inc. (a)	774,589	164,530,449
Electrical Equipment – 1.7%
AMETEK, Inc.	5,727,949	299,686,292
Industrial Conglomerates – 3.9%
Danaher Corp.	4,435,121	377,916,660
Roper Industries, Inc.	2,046,840	320,739,828
		698,656,488
Machinery – 1.1%
Colfax Corp. (a)(b)	1,715,660	51,315,391
Deere & Co. (b)	512,027	37,889,998
WABCO Holdings, Inc. (a)	546,000	57,237,180
Wabtec Corp.	608,250	53,556,413
		199,998,982
Road & Rail – 1.0%
eHi Car Service Co. Ltd. sponsored ADR	40	464
J.B. Hunt Transport Services, Inc.	2,475,657	176,761,910
		176,762,374
Trading Companies & Distributors – 0.6%
AerCap Holdings NV (a)	143,200	5,475,968
HD Supply Holdings, Inc. (a)	3,227,921	92,383,099
		97,859,067

TOTAL INDUSTRIALS		1,637,493,652

INFORMATION TECHNOLOGY – 18.8%
Communications Equipment – 1.5%
Cisco Systems, Inc.	2,662,839	69,899,524
QUALCOMM, Inc.	3,578,829	192,290,482
		262,190,006
Electronic Equipment & Components – 0.1%
Trimble Navigation Ltd. (a)	1,275,585	20,945,106
Internet Software & Services – 5.6%
58.com, Inc. ADR (a)	306,255	14,409,298
Alibaba Group Holding Ltd. sponsored ADR (b)	2,902,400	171,154,528
Cvent, Inc. (a)	1,779,131	59,885,549

	Shares	Value
Facebook, Inc. Class A (a)	2,198,976	$197,687,942
Google, Inc. Class C	716,136	435,711,465
HomeAway, Inc. (a)	404,762	10,742,383
Just Dial Ltd.	814,351	12,254,278
Opower, Inc. (a)(b)(e)	2,844,061	25,340,584
Tencent Holdings Ltd.	800	13,485
Yahoo!, Inc. (a)	521,900	15,088,129
Youku Tudou, Inc. ADR (a)	2,888,023	50,915,845
		993,203,486
IT Services – 0.7%
Alliance Data Systems Corp. (a)	88,100	22,816,138
Fidelity National Information Services, Inc.	461,400	30,950,712
Global Payments, Inc.	249,000	28,567,770
Sabre Corp.	1,222,744	33,234,182
Worldline SA (a)(f)	548,900	14,045,506
		129,614,308
Semiconductors & Semiconductor Equipment – 3.2%
Analog Devices, Inc.	988,000	55,733,080
Atmel Corp.	6,347,719	51,226,092
Avago Technologies Ltd.	152,100	19,014,021
Broadcom Corp. Class A	896,500	46,106,995
Intersil Corp. Class A	1,924,124	22,512,251
Marvell Technology Group Ltd.	11,606,100	105,035,205
Maxim Integrated Products, Inc.	630,600	21,062,040
Micron Technology, Inc. (a)	1,881,900	28,190,862
NVIDIA Corp.	857,200	21,129,980
Qorvo, Inc. (a)	3,849,854	173,435,923
Semtech Corp. (a)	927,300	14,002,230
		557,448,679
Software – 3.2%
Activision Blizzard, Inc.	485,200	14,987,828
Adobe Systems, Inc. (a)	720,229	59,217,228
Autodesk, Inc. (a)	1,944,600	85,834,644
Electronic Arts, Inc. (a)	1,846,300	125,086,825
Fleetmatics Group PLC (a)	388,889	19,090,561
Imperva, Inc. (a)	657,447	43,049,630
Microsoft Corp.	1,967,013	87,059,995
RealPage, Inc. (a)	58,703	975,644
Salesforce.com, Inc. (a)	1,333,857	92,609,692
Varonis Systems, Inc. (a)(b)	762,445	11,878,893
Zendesk, Inc. (a)	1,210,300	23,855,013
		563,645,953
Technology Hardware, Storage & Peripherals – 4.5%
Apple, Inc.	5,205,592	574,176,795
Electronics for Imaging, Inc. (a)	637,806	27,604,244
Hewlett-Packard Co.	4,356,700	111,575,087
SanDisk Corp.	521,600	28,338,528
Western Digital Corp.	752,900	59,810,376
		801,505,030

TOTAL INFORMATION TECHNOLOGY		3,328,552,568

MATERIALS – 3.5%
Chemicals – 2.9%
Ashland, Inc.	126,000	12,678,120
CF Industries Holdings, Inc.	356,800	16,020,320

Quarterly Report	4

Common Stocks – continued
	Shares	Value
MATERIALS – continued
Chemicals – continued
E.I. du Pont de Nemours & Co.	1,292,200	$62,284,040
Eastman Chemical Co.	763,341	49,403,430
Ecolab, Inc.	1,633,700	179,249,564
LyondellBasell Industries NV Class A	638,024	53,185,681
Monsanto Co.	847,176	72,298,000
PPG Industries, Inc.	456,700	40,048,023
W.R. Grace & Co. (a)	300,622	27,972,877
		513,140,055
Construction Materials – 0.2%
Eagle Materials, Inc.	403,600	27,614,312
Containers & Packaging – 0.4%
Graphic Packaging Holding Co.	1,538,533	19,677,837
WestRock Co.	981,640	50,495,562
		70,173,399

TOTAL MATERIALS		610,927,766

TELECOMMUNICATION SERVICES – 2.3%
Diversified Telecommunication Services – 2.2%
AT&T, Inc.	4,901,968	159,706,117
Cogent Communications Group, Inc.	375,639	10,202,355
Frontier Communications Corp.	1,317,700	6,259,075
inContact, Inc. (a)	1,547,317	11,620,351
Level 3 Communications, Inc. (a)	801,486	35,016,923
Verizon Communications, Inc.	3,902,168	169,783,330
		392,588,151
Wireless Telecommunication Services – 0.1%
Telephone & Data Systems, Inc.	256,603	6,404,811

TOTAL TELECOMMUNICATION SERVICES		398,992,962

UTILITIES – 2.9%
Electric Utilities – 1.6%
Edison International	684,926	43,198,283
Exelon Corp.	3,101,292	92,108,372
NextEra Energy, Inc.	951,300	92,799,315
PPL Corp.	1,893,772	62,286,161
		290,392,131
Independent Power and Renewable Electricity Producers – 0.2%
NRG Energy, Inc.	1,505,752	22,360,417
NRG Yield, Inc. Class C	505,100	5,864,211
The AES Corp.	42,600	417,054
		28,641,682
Multi-Utilities – 1.1%
Dominion Resources, Inc.	1,070,431	75,336,934
DTE Energy Co.	67,536	5,427,868
NiSource, Inc.	820,877	15,227,268

	Shares	Value
PG&E Corp.	721,434	$38,091,715
Sempra Energy	697,550	67,467,036
		201,550,821

TOTAL UTILITIES		520,584,634

TOTAL COMMON STOCKS
(Cost $15,170,863,377)		17,423,132,608

Convertible Preferred Stocks – 0.1%

ENERGY – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Southwestern Energy Co. Series B 6.25%	438,200	13,619,256

INFORMATION TECHNOLOGY – 0.0%
Software – 0.0%
MongoDB, Inc. Series F, 8.00% (a)(d)	299,866	2,314,966

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $26,857,798)		15,934,222

U.S. Treasury Obligations – 0.1%
	Principal
	Amount
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.08% 10/22/15 to 11/27/15 (g) (Cost $6,189,617)	$6,190,000	6,190,042

Money Market Funds – 2.8%
	Shares
Fidelity Cash Central Fund, 0.18% (h)	292,173,711	292,173,711
Fidelity Securities Lending Cash Central Fund, 0.20% (h)(i)	206,772,228	206,772,228

TOTAL MONEY MARKET FUNDS
(Cost $498,945,939)		498,945,939

TOTAL INVESTMENT PORTFOLIO – 101.4%
(Cost $15,702,856,731)		17,944,202,811

NET OTHER ASSETS (LIABILITIES) – (1.4)%		(241,660,448)
NET ASSETS – 100%		$17,702,542,363

5	Quarterly Report

Investments (Unaudited) – continued

Futures Contracts

	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)
Purchased
Equity Index Contracts
345 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	$32,925,075	$(536,485)

The face value of futures purchased as a percentage of Net Assets is 0.2%

Quarterly Report	6

Legend

(a)	Non-income producing

(b)	Security or a portion of the security is on loan at period end.

(c)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.

(d)	Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,331,211 or 0.1% of net assets.

(e)	Affiliated company

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,045,506 or 0.1% of net assets.

(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,678,010.
(h)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

	Acquisition
Security	Date	Acquisition Cost

Fluidigm Corp.	10/9/07 – 1/6/11	$5,645,227
Legend Pictures LLC	9/23/10	$1,549,500
MongoDB, Inc. Series F, 8.00%	10/2/13	$5,014,998
Weinstein Co. Holdings LLC Class A-1	10/19/05	$11,499,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$338,655
Fidelity Securities Lending Cash Central Fund	1,097,209
Total	$1,435,864

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

	Value,				Value,
	beginning of		Sales	Dividend	end of
Affiliate	period	Purchases	Proceeds	Income	period
Jumei International Holding Ltd. sponsored ADR	$—	$47,470,775	$39,084,426	$—	$—
Opower, Inc.	27,573,841	11,073,193	—	—	25,340,584
Total	$27,573,841	$58,543,968	$39,084,426	$—	$25,340,584

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,583,936,833	$2,575,453,705	$—	$8,483,128
Consumer Staples	1,750,984,828	1,709,628,267	41,356,561	—
Energy	1,241,674,483	1,241,674,483	—	—
Financials	2,762,168,881	2,762,168,881	—	—
Health Care	2,601,435,257	2,572,554,101	28,881,156	—
Industrials	1,637,493,652	1,637,493,652	—	—
Information Technology	3,330,867,534	3,316,284,805	12,267,763	2,314,966
Materials	610,927,766	610,927,766	—	—
Telecommunication Services	398,992,962	398,992,962	—	—
Utilities	520,584,634	520,584,634	—	—
U.S. Government and Government Agency Obligations	6,190,042	—	6,190,042	—

7	Quarterly Report

Investments (Unaudited) – continued

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Money Market Funds	$498,945,939	$498,945,939	$—	$—
Total Investments in Securities:	$17,944,202,811	$17,844,709,195	$88,695,522	$10,798,094
Derivative Instruments:
Liabilities
Futures Contracts	$(536,485)	$(536,485)	$—	$—
Total Liabilities	$(536,485)	$(536,485)	$—	$—
Total Derivative Instruments:	$(536,485)	$(536,485)	$—	$—

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $15,777,117,326. Net unrealized appreciation aggregated $2,167,085,485, of which $3,530,245,539 related to appreciated investment securities and $1,363,160,054 related to depreciated investment securities.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	8

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

9	Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:

Equity-Income Portfolio

September 30, 2015

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 97.8%
	Shares	Value
CONSUMER DISCRETIONARY – 7.9%
Automobiles – 0.8%
General Motors Co.	1,401,700	$42,079,034
Hotels, Restaurants & Leisure – 1.5%
Compass Group PLC	33,600	535,223
Dunkin’ Brands Group, Inc.	263,500	12,911,500
McDonald’s Corp. (a)	457,800	45,107,034
Whitbread PLC	7,356	519,445
Yum! Brands, Inc.	223,900	17,900,805
		76,974,007
Household Durables – 0.6%
M.D.C. Holdings, Inc.	458,800	12,011,384
Tupperware Brands Corp.	364,600	18,044,054
		30,055,438
Leisure Products – 0.8%
Mattel, Inc.	1,056,000	22,239,360
New Academy Holding Co. LLC unit (b)(c)(d)	127,200	19,063,464
		41,302,824
Media – 1.5%
Comcast Corp. Class A	1,187,843	67,564,510
Time Warner, Inc.	151,600	10,422,500
		77,987,010
Multiline Retail – 1.9%
Kohl’s Corp.	242,175	11,215,124
Macy’s, Inc.	462,300	23,725,236
Target Corp.	775,160	60,974,086
		95,914,446
Specialty Retail – 0.8%
Foot Locker, Inc.	276,100	19,870,917
GNC Holdings, Inc.	421,000	17,016,820
Stage Stores, Inc.	706,300	6,949,992
		43,837,729

TOTAL CONSUMER DISCRETIONARY		408,150,488

CONSUMER STAPLES – 9.3%
Beverages – 1.5%
Anheuser-Busch InBev SA NV ADR (e)	130,200	13,842,864
Molson Coors Brewing Co. Class B	417,900	34,694,058
The Coca-Cola Co.	667,700	26,788,124
		75,325,046
Food & Staples Retailing – 3.1%
CVS Health Corp.	792,600	76,470,048
Tesco PLC	1,920,600	5,334,648
Wal-Mart Stores, Inc.	743,078	48,181,178
Walgreens Boots Alliance, Inc.	243,907	20,268,672
Whole Foods Market, Inc.	234,600	7,425,090
		157,679,636
Food Products – 1.2%
B&G Foods, Inc. Class A	337,813	12,313,284
Sanderson Farms, Inc. (e)	90,500	6,205,585
The Hershey Co.	497,200	45,682,736
		64,201,605
Household Products – 3.0%
Procter & Gamble Co.	2,174,719	156,449,285

	Shares	Value
Personal Products – 0.2%
Avon Products, Inc.	2,680,000	$8,710,000
Tobacco – 0.3%
Philip Morris International, Inc.	206,995	16,420,913

TOTAL CONSUMER STAPLES		478,786,485

ENERGY – 9.8%
Energy Equipment & Services – 0.6%
Ensco PLC Class A	567,276	7,987,246
National Oilwell Varco, Inc.	181,806	6,844,996
Oceaneering International, Inc.	157,300	6,178,744
Schlumberger Ltd.	141,400	9,752,358
		30,763,344
Oil, Gas & Consumable Fuels – 9.2%
Anadarko Petroleum Corp.	250,886	15,151,006
Apache Corp.	645,268	25,268,695
Avance Gas Holding Ltd. (e)	411,826	5,248,687
BG Group PLC	1,480,800	21,361,853
BW LPG Ltd.	840,798	5,234,494
Cameco Corp. (e)	318,700	3,885,537
Chevron Corp.	2,167,980	171,010,262
CONSOL Energy, Inc. (e)	788,235	7,724,703
Foresight Energy LP	451,600	2,407,028
Golar LNG Ltd.	130,900	3,649,492
Kinder Morgan, Inc.	861,600	23,849,088
Legacy Reserves LP	1,295,801	5,299,826
Markwest Energy Partners LP	643,729	27,622,411
Noble Energy, Inc.	347,000	10,472,460
Suncor Energy, Inc.	1,935,600	51,765,878
The Williams Companies, Inc. (a)	1,417,249	52,225,626
Williams Partners LP	1,276,856	40,757,244
		472,934,290

TOTAL ENERGY		503,697,634

FINANCIALS – 25.5%
Banks – 12.7%
Bank of America Corp.	3,082,800	48,030,024
BB&T Corp.	126,900	4,517,640
Comerica, Inc.	612,748	25,183,943
First Niagara Financial Group, Inc.	1,599,114	16,326,954
FirstMerit Corp.	973,721	17,205,650
JPMorgan Chase & Co. (a)	3,475,164	211,880,749
KeyCorp	1,316,000	17,121,160
Lloyds Banking Group PLC	4,385,500	4,992,721
M&T Bank Corp. (a)	600,791	73,266,462
Regions Financial Corp.	3,391,600	30,558,316
Standard Chartered PLC (United Kingdom)	1,102,060	10,683,041
SunTrust Banks, Inc.	917,500	35,085,200
U.S. Bancorp (a)	1,859,438	76,255,552
Wells Fargo & Co. (a)	1,625,486	83,468,706
		654,576,118
Capital Markets – 5.3%
Apollo Investment Corp. (e)	2,026,947	11,107,670
Ares Capital Corp.	1,204,095	17,435,296

Quarterly Report	2

Common Stocks – continued
	Shares	Value
FINANCIALS – continued
Capital Markets – continued
Ares Management LP	503,150	$8,795,062
KKR & Co. LP	4,136,121	69,404,110
Morgan Stanley	555,475	17,497,463
Pershing Square Holdings Ltd. (b)	111,439	2,397,053
State Street Corp.	800,402	53,795,018
The Blackstone Group LP	2,777,226	87,954,747
TPG Specialty Lending, Inc.	398,000	6,539,140
		274,925,559
Insurance – 5.0%
ACE Ltd. (a)	524,011	54,182,737
MetLife, Inc.	1,830,670	86,316,091
Prudential Financial, Inc.	390,462	29,757,109
The Chubb Corp.	522,700	64,109,155
The Travelers Companies, Inc.	218,345	21,731,878
		256,096,970
Real Estate Investment Trusts – 2.3%
American Capital Agency Corp.	719,848	13,461,158
Annaly Capital Management, Inc.	1,233,509	12,174,734
Care Capital Properties, Inc.	37,747	1,243,009
Coresite Realty Corp.	115,247	5,928,306
Cousins Properties, Inc.	926,300	8,540,486
Crown Castle International Corp.	48,000	3,785,760
Duke Realty LP	764,500	14,563,725
First Potomac Realty Trust	1,276,657	14,043,227
Piedmont Office Realty Trust, Inc. Class A	672,924	12,038,610
Public Storage	26,500	5,608,195
Retail Properties America, Inc.	649,632	9,153,315
Sabra Health Care REIT, Inc.	180,800	4,190,944
Two Harbors Investment Corp.	839,034	7,400,280
Ventas, Inc.	150,990	8,464,499
		120,596,248
Thrifts & Mortgage Finance – 0.2%
Radian Group, Inc.	591,408	9,409,301

TOTAL FINANCIALS		1,315,604,196

HEALTH CARE – 9.8%
Biotechnology – 0.4%
Amgen, Inc.	161,871	22,389,997
Health Care Equipment & Supplies – 1.8%
Baxter International, Inc.	346,600	11,385,810
DENTSPLY International, Inc.	200,500	10,139,285
Medtronic PLC	907,252	60,731,449
St. Jude Medical, Inc. (a)	159,946	10,090,993
		92,347,537
Pharmaceuticals – 7.6%
AbbVie, Inc.	339,800	18,488,518
GlaxoSmithKline PLC	2,308,600	44,311,048
Johnson & Johnson	2,828,168	264,009,482
Pfizer, Inc. (a)	1,005,512	31,583,132

	Shares	Value
Sanofi SA	182,756	$17,398,391
Teva Pharmaceutical Industries Ltd. sponsored ADR	232,300	13,115,658
		388,906,229

TOTAL HEALTH CARE		503,643,763

INDUSTRIALS – 12.7%
Aerospace & Defense – 2.5%
General Dynamics Corp.	111,700	15,409,015
Raytheon Co.	155,100	16,946,226
The Boeing Co.	305,600	40,018,320
United Technologies Corp.	648,271	57,689,636
		130,063,197
Air Freight & Logistics – 3.3%
C.H. Robinson Worldwide, Inc.	218,328	14,798,272
PostNL NV (b)	4,812,100	17,518,398
United Parcel Service, Inc. Class B	1,366,737	134,883,275
		167,199,945
Airlines – 0.2%
Copa Holdings SA Class A	204,700	8,583,071
Commercial Services & Supplies – 0.5%
KAR Auction Services, Inc.	531,000	18,850,500
Republic Services, Inc.	155,726	6,415,911
		25,266,411
Electrical Equipment – 1.2%
Eaton Corp. PLC	508,400	26,080,920
Emerson Electric Co.	840,103	37,107,350
		63,188,270
Industrial Conglomerates – 4.4%
General Electric Co.	8,980,076	226,477,517
Machinery – 0.5%
Cummins, Inc.	75,200	8,165,216
Deere & Co.	247,700	18,329,800
		26,495,016
Professional Services – 0.1%
Acacia Research Corp.	649,426	5,896,788

TOTAL INDUSTRIALS		653,170,215

INFORMATION TECHNOLOGY – 12.2%
Communications Equipment – 3.1%
Cisco Systems, Inc.	3,663,831	96,175,564
QUALCOMM, Inc.	1,193,139	64,107,358
		160,282,922
Electronic Equipment & Components – 0.4%
Hitachi Ltd.	1,324,000	6,680,944
TE Connectivity Ltd.	244,361	14,634,780
		21,315,724
Internet Software & Services – 0.4%
Yahoo!, Inc. (b)	699,300	20,216,763
IT Services – 2.6%
IBM Corp.	635,423	92,117,272
Paychex, Inc. (a)	915,269	43,594,262
		135,711,534
Semiconductors & Semiconductor Equipment – 1.6%
Applied Materials, Inc.	2,374,300	34,878,467

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
Broadcom Corp. Class A	456,974	$23,502,173
Maxim Integrated Products, Inc.	722,400	24,128,160
		82,508,800
Software – 1.2%
Microsoft Corp. (a)	1,357,924	60,101,716
Technology Hardware, Storage & Peripherals – 2.9%
EMC Corp.	3,850,800	93,035,328
First Data Holdings, Inc. Class B (b)(d)	6,341,091	28,915,375
Hewlett-Packard Co.	563,100	14,420,991
Seagate Technology LLC	255,700	11,455,360
		147,827,054

TOTAL INFORMATION TECHNOLOGY		627,964,513

MATERIALS – 1.4%
Chemicals – 0.6%
LyondellBasell Industries NV Class A	166,300	13,862,768
Potash Corp. of Saskatchewan, Inc.	718,700	14,772,530
Syngenta AG sponsored ADR	11,300	720,714
Tronox Ltd. Class A	451,800	1,974,366
		31,330,378
Containers & Packaging – 0.5%
Packaging Corp. of America	228,500	13,746,560
WestRock Co.	215,200	11,069,888
		24,816,448
Metals & Mining – 0.3%
Freeport-McMoRan, Inc.	505,278	4,896,144
Nucor Corp.	254,500	9,556,475
		14,452,619

TOTAL MATERIALS		70,599,445

TELECOMMUNICATION SERVICES – 3.9%
Diversified Telecommunication Services – 3.8%
AT&T, Inc.	2,972,293	96,837,306
TDC A/S	1,537,800	7,915,443
Verizon Communications, Inc.	2,083,059	90,633,897
		195,386,646
Wireless Telecommunication Services – 0.1%
KDDI Corp.	195,600	4,378,135

TOTAL TELECOMMUNICATION SERVICES		199,764,781

UTILITIES – 5.3%
Electric Utilities – 5.0%
American Electric Power Co., Inc.	520,171	29,576,923
Entergy Corp.	295,800	19,256,580
Exelon Corp.	2,713,700	80,596,890
NextEra Energy, Inc.	99,783	9,733,832
PPL Corp.	1,636,100	53,811,329
Southern Co.	1,227,777	54,881,632
Xcel Energy, Inc.	259,700	9,195,977
		257,053,163

	Shares		Value
Multi-Utilities – 0.3%
CenterPoint Energy, Inc.		768,500	$13,863,740

TOTAL UTILITIES			270,916,903

TOTAL COMMON STOCKS (Cost $4,638,330,332)			5,032,298,423

Preferred Stocks – 0.2%

Convertible Preferred Stocks – 0.1%
HEALTH CARE – 0.1%
Pharmaceuticals – 0.1%
Allergan PLC 5.50%		2,325	2,193,545

TELECOMMUNICATION SERVICES – 0.0%
Wireless Telecommunication Services – 0.0%
T-Mobile U.S., Inc. Series A 5.50%		24,485	1,690,934

UTILITIES – 0.0%
Independent Power and Renewable Electricity Producers – 0.0%
Dynegy, Inc. 5.375%		27,600	2,156,112

TOTAL CONVERTIBLE PREFERRED STOCKS			6,040,591

Nonconvertible Preferred Stocks – 0.1%

FINANCIALS – 0.1%
Consumer Finance – 0.1%
Ally Financial, Inc. 7.00% (f)		5,922	5,940,692

TOTAL PREFERRED STOCKS (Cost $10,655,673)			11,981,283

Corporate Bonds – 0.8%
	Principal
	Amount (g)
Convertible Bonds – 0.5%

CONSUMER DISCRETIONARY – 0.1%
Automobiles – 0.1%
Volkswagen International Finance NV 5.5% 11/9/15 (f)	EUR	6,400,000	4,778,753
Household Durables – 0.0%
Jarden Corp. 1.875% 9/15/18		$1,230,000	1,971,075

TOTAL CONSUMER DISCRETIONARY			6,749,828

ENERGY – 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Amyris, Inc. 3% 2/27/17		1,383,000	1,245,004
Scorpio Tankers, Inc. 2.375% 7/1/19 (f)		7,335,000	7,293,741
			8,538,745

Quarterly Report	4

Corporate Bonds – continued
	Principal
	Amount (g)		Value
Convertible Bonds – continued

INFORMATION TECHNOLOGY – 0.2%
Communications Equipment – 0.1%
InterDigital, Inc. 1.5% 3/1/20 (f)		$4,600,000	$4,427,500
Internet Software & Services – 0.0%
Twitter, Inc. 1% 9/15/21 (f)		3,360,000	2,862,300
Semiconductors & Semiconductor Equipment – 0.1%
GT Advanced Technologies, Inc.:
3% 10/1/17 (h)		3,920,000	705,600
3% 12/15/20 (h)		5,580,000	1,004,400
NXP Semiconductors NV 1%
12/1/19 (f)		1,910,000	2,109,356
			3,819,356

TOTAL INFORMATION TECHNOLOGY			11,109,156

TOTAL CONVERTIBLE BONDS			26,397,729

Nonconvertible Bonds – 0.3%

CONSUMER DISCRETIONARY – 0.1%
Media – 0.1%
Altice SA 7.625% 2/15/25 (f)		3,880,000	3,426,525

CONSUMER STAPLES – 0.2%
Food Products – 0.1%
H.J. Heinz Co. 4.875% 2/15/25 (f)		2,481,000	2,647,723
Post Holdings, Inc. 7.375% 2/15/22		3,375,000	3,425,625
			6,073,348
Tobacco – 0.1%
Vector Group Ltd. 7.75% 2/15/21		3,450,000	3,647,944

TOTAL CONSUMER STAPLES			9,721,292

MATERIALS – 0.0%
Metals & Mining – 0.0%
Walter Energy, Inc. 8.5% 4/15/21 (h)		5,250,000	26,250

TOTAL NONCONVERTIBLE BONDS			13,174,067

TOTAL CORPORATE BONDS (Cost $58,321,175)			39,571,796

Preferred Securities – 0.1%

FINANCIALS – 0.1%
Diversified Financial Services – 0.1%
Baggot Securities Ltd. 10.24% (Cost $3,931,535) (f)(i)	EUR	2,560,000	3,074,220
Money Market Funds – 2.5%
	Shares	Value
Fidelity Cash Central Fund, 0.18% (j)	86,377,728	$86,377,728
Fidelity Securities Lending Cash Central Fund, 0.20% (j)(k)	42,556,984	42,556,984

TOTAL MONEY MARKET FUNDS (Cost $128,934,712)		128,934,712

TOTAL INVESTMENT PORTFOLIO – 101.4% (Cost $4,840,173,427)		5,215,860,434

NET OTHER ASSETS (LIABILITIES) – (1.4)%		(69,564,723)
NET ASSETS – 100%		$5,146,295,711

5	Quarterly Report

Investments (Unaudited) – continued

Written Options

	Expiration
	Date/Exercise	Number of
	Price	Contracts	Premium
Call Options

ACE Ltd.	11/20/15 – $115.00	2,578	$340,986	(70,895)
JPMorgan Chase & Co.	11/20/15 – $67.50	9,072	1,066,484	(217,728)
M&T Bank Corp.	10/16/15 – $125.00	1,000	198,687	(107,500)
McDonald’s Corp.	11/20/15 – $105.00	1,144	101,814	(98,384)
Microsoft Corp.	11/20/15 – $47.00	4,800	455,992	(288,000)
Paychex, Inc.	12/18/15 – $50.00	4,764	391,641	(262,020)
Pfizer, Inc.	11/20/15 – $35.00	2,513	103,031	(42,721)
St. Jude Medical, Inc.	10/16/15 – $75.00	832	98,472	(6,240)
The Williams Companies, Inc.	11/20/15 – $52.50	2,551	317,082	(51,020)
U.S. Bancorp	11/20/15 – $44.00	9,297	569,245	(316,098)
Wells Fargo & Co.	11/20/15 – $55.00	4,063	410,355	(164,552)

TOTAL			4,053,789	(1,625,158)

Quarterly Report	6

Currency Abbreviations

EUR – European Monetary Unit

Legend

(a)	Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $230,904,426.

(b)	Non-income producing

(c)	Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

(d)	Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $47,978,839 or 0.9% of net assets.

(e)	Security or a portion of the security is on loan at period end.

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,560,810 or 0.7% of net assets.

(g)	Amount is stated in United States dollars unless otherwise noted.

(h)	Non-income producing – Security is in default.

(i)	Security is perpetual in nature with no stated maturity date.

(j)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(k)	Investment made with cash collateral received from securities on loan. Additional information on each restricted holding is as follows:

	Acquisition
Security	Date	Acquisition Cost
First Data Holdings, Inc. Class B	6/26/14	$25,364,364
New Academy Holding Co. LLC unit	8/1/11	$13,406,880

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$254,522
Fidelity Securities Lending Cash Central Fund	250,345
Total	$504,867

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$408,150,488	$389,087,024	$—	$19,063,464
Consumer Staples	478,786,485	473,451,837	5,334,648	—
Energy	503,697,634	482,335,781	21,361,853	—
Financials	1,321,544,888	1,310,611,475	10,933,413	—
Health Care	505,837,308	444,127,869	61,709,439	—
Industrials	653,170,215	653,170,215	—	—
Information Technology	627,964,513	592,368,194	6,680,944	28,915,375
Materials	70,599,445	70,599,445	—	—
Telecommunication Services	201,455,715	197,077,580	4,378,135	—
Utilities	273,073,015	273,073,015	—	—
Corporate Bonds	39,571,796	—	39,571,796	—
Preferred Securities	3,074,220	—	3,074,220	—
Money Market Funds	128,934,712	128,934,712	—	—
Total Investments in Securities:	$5,215,860,434	$5,014,837,147	$153,044,448	$47,978,839
Derivative Instruments:
Liabilities
Written Options	$(1,625,158)	$(1,625,158)	$—	$—
Total Liabilities	$(1,625,158)	$(1,625,158)	$—	$—
Total Derivative Instruments:	$(1,625,158)	$(1,625,158)	$—	$—

7	Quarterly Report

Investments (Unaudited) – continued

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $4,847,494,086. Net unrealized appreciation aggregated $368,366,348, of which $912,547,211 related to appreciated investment securities and $544,180,863 related to depreciated investment securities.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	8

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

9	Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:

Mid Cap Portfolio

September 30, 2015

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 98.8%
	Shares	Value
CONSUMER DISCRETIONARY – 19.0%
Auto Components – 1.5%
Delphi Automotive PLC	452,461	$34,405,134
Gentex Corp.	2,316,292	35,902,526
Johnson Controls, Inc.	370,200	15,311,472
Modine Manufacturing Co. (a)	147,000	1,156,890
Tenneco, Inc. (a)	161,276	7,220,327
Visteon Corp. (a)	235,822	23,874,619
		117,870,968
Diversified Consumer Services – 0.5%
Houghton Mifflin Harcourt Co. (a)	1,663,764	33,791,047
ServiceMaster Global Holdings, Inc. (a)	213,200	7,152,860
		40,943,907
Hotels, Restaurants & Leisure – 2.9%
Brinker International, Inc.	340,067	17,911,329
Buffalo Wild Wings, Inc. (a)	89,100	17,234,613
DineEquity, Inc.	676,200	61,980,492
Jubilant Foodworks Ltd.	75,070	1,839,846
Las Vegas Sands Corp.	573,588	21,779,136
Panera Bread Co. Class A (a)	99,518	19,247,776
Texas Roadhouse, Inc. Class A	936,500	34,837,800
The Restaurant Group PLC	166,500	1,700,142
Wyndham Worldwide Corp.	796,600	57,275,540
		233,806,674
Household Durables – 4.0%
Ethan Allen Interiors, Inc.	72,200	1,906,802
Harman International Industries, Inc.	183,105	17,576,249
Jarden Corp. (a)	1,129,650	55,217,292
Lennar Corp. Class A	1,291,900	62,179,147
Mohawk Industries, Inc. (a)	33,400	6,071,786
NVR, Inc. (a)	40,614	61,945,285
PulteGroup, Inc.	3,127,900	59,023,473
Toll Brothers, Inc. (a)	890,400	30,487,296
Whirlpool Corp.	135,799	19,997,761
		314,405,091
Leisure Products – 1.5%
Brunswick Corp.	565,100	27,062,639
Polaris Industries, Inc.	786,619	94,292,020
		121,354,659
Media – 1.3%
AMC Networks, Inc. Class A (a)	422,000	30,877,740
Interpublic Group of Companies, Inc.	2,107,385	40,314,275
Lions Gate Entertainment Corp.	321,300	11,823,840
MDC Partners, Inc. Class A (sub. vtg.)	107,900	1,988,597
Naspers Ltd. Class N	62,800	7,842,512
News Corp. Class A	791,100	9,983,682
		102,830,646
Multiline Retail – 0.7%
Dollar Tree, Inc. (a)	869,400	57,954,204
Specialty Retail – 3.3%
AutoZone, Inc. (a)	52,732	38,169,004
Dick’s Sporting Goods, Inc.	527,800	26,184,158
Foot Locker, Inc.	647,087	46,570,851
GNC Holdings, Inc.	706,400	28,552,688
L Brands, Inc.	141,600	12,762,408
Party City Holdco, Inc.	80,600	1,287,182

	Shares	Value
Signet Jewelers Ltd.	327,343	$44,561,203
TJX Companies, Inc.	536,800	38,338,256
Urban Outfitters, Inc. (a)	403,100	11,843,078
Williams-Sonoma, Inc.	159,000	12,139,650
		260,408,478
Textiles, Apparel & Luxury Goods – 3.3%
Deckers Outdoor Corp. (a)	540,500	31,381,430
G-III Apparel Group Ltd. (a)	1,251,266	77,153,062
Hanesbrands, Inc.	1,997,300	57,801,862
Kate Spade & Co. (a)	368,800	7,047,768
Page Industries Ltd.	21,178	4,292,094
PVH Corp.	409,300	41,724,042
Ralph Lauren Corp.	259,100	30,615,256
VF Corp.	214,276	14,615,766
		264,631,280

TOTAL CONSUMER DISCRETIONARY		1,514,205,907

CONSUMER STAPLES – 2.3%
Beverages – 0.7%
C&C Group PLC	1,454,530	5,756,784
Dr. Pepper Snapple Group, Inc.	657,825	52,001,066
		57,757,850
Food & Staples Retailing – 1.1%
CVS Health Corp.	503,047	48,533,975
Kroger Co.	966,400	34,858,048
		83,392,023
Food Products – 0.5%
Amplify Snack Brands, Inc. (a)	83,600	895,356
Archer Daniels Midland Co.	127,854	5,299,548
Britannia Industries Ltd.	15,000	707,163
Bunge Ltd.	386,288	28,314,910
Ingredion, Inc.	59,405	5,186,651
		40,403,628

TOTAL CONSUMER STAPLES		181,553,501

ENERGY – 3.1%
Energy Equipment & Services – 1.2%
Baker Hughes, Inc.	264,581	13,768,795
Dril-Quip, Inc. (a)	478,600	27,864,092
Ensco PLC Class A	107,000	1,506,560
Halliburton Co.	839,200	29,665,720
Nuverra Environmental Solutions, Inc. (a)	470	639
Oceaneering International, Inc.	569,700	22,377,816
		95,183,622
Oil, Gas & Consumable Fuels – 1.9%
Apache Corp.	379,496	14,861,063
Cimarex Energy Co.	298,752	30,616,105
Columbia Pipeline Group, Inc.	67,721	1,238,617
Emerald Oil, Inc. warrants 2/4/16 (a)	6,490	0
Energen Corp.	26,603	1,326,426
EOG Resources, Inc.	89,800	6,537,440
Newfield Exploration Co. (a)	558,100	18,361,490
PDC Energy, Inc. (a)	74,800	3,965,148

Quarterly Report	2

Common Stocks – continued
	Shares	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Phillips 66 Co.	238,285	$18,309,819
SM Energy Co.	114,100	3,655,764
Suncor Energy, Inc.	1,778,800	47,572,403
Teekay Tankers Ltd.	86,000	593,400
Western Refining, Inc.	149,200	6,582,704
		153,620,379

TOTAL ENERGY		248,804,001

FINANCIALS – 20.3%
Banks – 6.4%
Boston Private Financial Holdings, Inc.	1,733,516	20,282,137
CIT Group, Inc.	528,300	21,147,849
Comerica, Inc.	787,529	32,367,442
Commerce Bancshares, Inc.	781,380	35,599,673
CVB Financial Corp.	1,105,200	18,456,840
First Citizen Bancshares, Inc.	44,300	10,011,800
First Commonwealth Financial Corp.	1,170,400	10,638,936
First Republic Bank	512,700	32,182,179
Hilltop Holdings, Inc. (a)	389,400	7,714,014
Huntington Bancshares, Inc.	4,846,716	51,375,190
Investors Bancorp, Inc.	2,678,600	33,053,924
Lakeland Financial Corp.	698,146	31,521,292
M&T Bank Corp.	390,900	47,670,255
PacWest Bancorp	606,093	25,946,841
Prosperity Bancshares, Inc.	259,000	12,719,490
Regions Financial Corp.	3,937,200	35,474,172
SunTrust Banks, Inc.	1,093,165	41,802,630
UMB Financial Corp.	786,200	39,946,822
Valley National Bancorp	266,400	2,621,376
		510,532,862
Capital Markets – 3.1%
Ameriprise Financial, Inc.	376,513	41,088,864
E*TRADE Financial Corp. (a)	156,600	4,123,278
Greenhill & Co., Inc.	75,000	2,135,250
Invesco Ltd.	1,660,700	51,863,661
Lazard Ltd. Class A	839,745	36,360,959
Legg Mason, Inc.	88,800	3,694,968
LPL Financial (b)	13,600	540,872
Raymond James Financial, Inc.	817,795	40,587,166
Stifel Financial Corp. (a)	590,800	24,872,680
The Blackstone Group LP	1,364,935	43,227,491
		248,495,189
Consumer Finance – 1.4%
American Express Co.	75,489	5,596,000
Capital One Financial Corp.	488,500	35,426,020
Discover Financial Services	95,400	4,959,846
SLM Corp. (a)	6,888,600	50,975,640
Springleaf Holdings, Inc. (a)	339,500	14,842,940
		111,800,446
Diversified Financial Services – 1.1%
CRISIL Ltd.	84,555	2,371,102

	Shares	Value
McGraw Hill Financial, Inc.	814,130	$70,422,245
Moody’s Corp.	167,900	16,487,780
		89,281,127
Insurance – 4.4%
ACE Ltd.	25,000	2,585,000
AFLAC, Inc.	704,500	40,952,585
Bajaj Finserv Ltd.	58,922	1,554,182
Brown & Brown, Inc.	56,700	1,755,999
First American Financial Corp.	1,466,100	57,280,527
Hiscox Ltd.	1,760,076	25,081,268
Marsh & McLennan Companies, Inc.	1,165,084	60,840,686
Primerica, Inc.	550,920	24,829,964
Principal Financial Group, Inc.	1,128,600	53,427,924
Progressive Corp.	106,400	3,260,096
Reinsurance Group of America, Inc.	657,258	59,541,002
The Chubb Corp.	147,100	18,041,815
The Travelers Companies, Inc.	9,000	895,770
		350,046,818
Real Estate Investment Trusts – 0.5%
Ladder Capital Corp. Class A	1,444,799	20,689,522
Mid-America Apartment Communities, Inc.	121,300	9,930,831
SL Green Realty Corp.	8,400	908,544
VEREIT, Inc.	754,400	5,823,968
		37,352,865
Real Estate Management & Development – 2.1%
CBRE Group, Inc. (a)	2,566,023	82,112,736
Colliers International Group, Inc.	24,800	1,006,632
Jones Lang LaSalle, Inc.	572,460	82,302,574
		165,421,942
Thrifts & Mortgage Finance – 1.3%
Beneficial Bancorp, Inc. (a)	366,162	4,855,308
BofI Holding, Inc. (a)(b)	235,700	30,365,231
Essent Group Ltd. (a)	2,396,200	59,545,570
Housing Development Finance Corp. Ltd.	349,130	6,478,371
		101,244,480

TOTAL FINANCIALS		1,614,175,729

HEALTH CARE – 12.8%
Biotechnology – 0.5%
Baxalta, Inc.	297,800	9,383,678
Biogen, Inc. (a)	49,000	14,298,690
United Therapeutics Corp. (a)	140,400	18,426,096
		42,108,464
Health Care Equipment & Supplies – 3.8%
Alere, Inc. (a)	16,600	799,290
Becton, Dickinson & Co.	71,200	9,445,392
Boston Scientific Corp. (a)	3,846,403	63,119,473
DENTSPLY International, Inc. (b)	789,300	39,914,901
Hologic, Inc. (a)	1,594,824	62,405,463
St. Jude Medical, Inc.	24,000	1,514,160
Steris Corp. (b)	966,500	62,793,505
Zimmer Biomet Holdings, Inc.	635,100	59,654,943
		299,647,127

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Providers & Services – 3.6%
Cardinal Health, Inc.	950,847	$73,044,067
Community Health Systems, Inc. (a)	473,900	20,268,703
DaVita HealthCare Partners, Inc. (a)	713,300	51,592,989
HCA Holdings, Inc. (a)	654,435	50,627,092
Laboratory Corp. of America Holdings (a)	340,900	36,977,423
McKesson Corp.	250,750	46,396,273
Molina Healthcare, Inc. (a)	32,400	2,230,740
Surgical Care Affiliates, Inc. (a)	23,300	761,677
Universal Health Services, Inc. Class B	6,200	773,822
		282,672,786
Health Care Technology – 0.5%
MedAssets, Inc. (a)	2,196,800	44,067,808

Life Sciences Tools & Services – 1.2%
Agilent Technologies, Inc.	814,606	27,965,424
Bruker Corp. (a)	577,300	9,485,039
Thermo Fisher Scientific, Inc.	489,963	59,912,676
		97,363,139
Pharmaceuticals – 3.2%
Allergan PLC (a)	191,845	52,145,389
Catalent, Inc. (a)	511,500	12,429,450
Endo Health Solutions, Inc. (a)	853,900	59,158,192
Horizon Pharma PLC (a)	790,070	15,659,187
Jazz Pharmaceuticals PLC (a)	382,671	50,822,536
Mallinckrodt PLC (a)	125,650	8,034,061
Teva Pharmaceutical Industries Ltd. sponsored ADR	978,956	55,271,856
		253,520,671

TOTAL HEALTH CARE		1,019,379,995

INDUSTRIALS – 14.4%
Aerospace & Defense – 2.2%
Curtiss-Wright Corp.	419,948	26,213,154
Esterline Technologies Corp. (a)	238,248	17,127,649
Huntington Ingalls Industries, Inc.	234,800	25,158,820
Rockwell Collins, Inc.	425,783	34,846,081
Textron, Inc.	1,879,181	70,732,373
		174,078,077
Air Freight & Logistics – 0.8%
FedEx Corp.	414,711	59,710,090

Airlines – 1.5%
Allegiant Travel Co.	63,400	13,710,250
Copa Holdings SA Class A	50,000	2,096,500
Southwest Airlines Co.	777,600	29,579,904
Spirit Airlines, Inc. (a)	1,469,313	69,498,505
		114,885,159
Building Products – 0.4%
A.O. Smith Corp.	207,800	13,546,482
Apogee Enterprises, Inc.	62,574	2,793,929
Lennox International, Inc.	167,556	18,989,121
		35,329,532
Commercial Services & Supplies – 1.0%
Copart, Inc. (a)	111,100	3,655,190

	Shares	Value
G&K Services, Inc. Class A	203,000	$13,523,860
Herman Miller, Inc.	303,600	8,755,824
HNI Corp.	209,077	8,969,403
KAR Auction Services, Inc.	321,282	11,405,511
Knoll, Inc.	890,700	19,577,586
Republic Services, Inc.	301,213	12,409,976
		78,297,350
Construction & Engineering – 1.1%
AECOM Technology Corp. (a)	31,800	874,818
EMCOR Group, Inc.	925,707	40,962,535
Granite Construction, Inc.	20,336	603,369
Jacobs Engineering Group, Inc. (a)	755,055	28,261,709
Quanta Services, Inc. (a)	565,021	13,679,158
		84,381,589
Electrical Equipment – 0.1%
AMETEK, Inc.	185,500	9,705,360
Rockwell Automation, Inc.	15,900	1,613,373
		11,318,733
Industrial Conglomerates – 0.5%
Roper Industries, Inc.	241,186	37,793,846
Machinery – 4.6%
AGCO Corp.	672,000	31,335,360
Caterpillar, Inc.	184,865	12,082,776
Colfax Corp. (a)(b)	697,700	20,868,207
Cummins, Inc.	212,275	23,048,820
Deere & Co. (b)	356,600	26,388,400
IDEX Corp.	17,500	1,247,750
Illinois Tool Works, Inc.	439,367	36,164,298
Ingersoll-Rand PLC	611,445	31,043,063
Manitowoc Co., Inc. (b)	882,579	13,238,685
Mueller Industries, Inc.	719,904	21,294,760
Nordson Corp.	13,000	818,220
Rexnord Corp. (a)	3,543,434	60,167,509
Snap-On, Inc.	228,300	34,459,602
Stanley Black & Decker, Inc.	66,500	6,449,170
Valmont Industries, Inc.	158,381	15,028,773
Wabtec Corp.	116,660	10,271,913
Woodward, Inc.	527,107	21,453,255
		365,360,561
Professional Services – 0.7%
CEB, Inc.	201,700	13,784,178
Dun & Bradstreet Corp.	428,205	44,961,525
		58,745,703
Road & Rail – 1.0%
ArcBest Corp.	92,640	2,387,333
Con-way, Inc.	454,265	21,554,874
CSX Corp.	193,000	5,191,700
J.B. Hunt Transport Services, Inc.	52,500	3,748,500
Old Dominion Freight Lines, Inc. (a)	269,300	16,427,300
Saia, Inc. (a)	741,205	22,940,295
Swift Transporation Co. (a)	588,178	8,834,434
		81,084,436
Trading Companies & Distributors – 0.5%
Air Lease Corp. Class A	967,994	29,930,374

Quarterly Report	4

Common Stocks – continued
	Shares	Value
INDUSTRIALS – continued
Trading Companies & Distributors – continued
Misumi Group, Inc.	775,200	$8,000,019
WESCO International, Inc. (a)	111,400	5,176,758
		43,107,151

TOTAL INDUSTRIALS		1,144,092,227

INFORMATION TECHNOLOGY – 23.7%
Communications Equipment – 1.3%
Brocade Communications Systems, Inc.	868,403	9,014,023
CommScope Holding Co., Inc. (a)	1,207,390	36,257,922
F5 Networks, Inc. (a)	455,554	52,753,153
Juniper Networks, Inc.	248,662	6,393,100
		104,418,198
Electronic Equipment & Components – 4.2%
Arrow Electronics, Inc. (a)	648,180	35,831,390
Avnet, Inc.	816,630	34,853,768
Belden, Inc.	870,300	40,634,307
CDW Corp.	1,821,220	74,415,049
IPG Photonics Corp. (a)(b)	315,200	23,945,744
Jabil Circuit, Inc.	260,900	5,836,333
Keysight Technologies, Inc. (a)	365,453	11,270,571
Littelfuse, Inc.	29,500	2,688,925
Methode Electronics, Inc. Class A	699,600	22,317,240
TE Connectivity Ltd.	737,266	44,154,861
Trimble Navigation Ltd. (a)	1,613,500	26,493,670
Zebra Technologies Corp. Class A (a)	178,400	13,656,520
		336,098,378
Internet Software & Services – 0.6%
Google, Inc. Class C	60,302	36,688,943
Tencent Holdings Ltd.	549,000	9,254,268
		45,943,211
IT Services – 10.2%
Alliance Data Systems Corp. (a)	223,690	57,931,236
Blackhawk Network Holdings, Inc. (a)	1,357,094	57,527,215
Broadridge Financial Solutions, Inc.	311,203	17,225,086
Cognizant Technology Solutions Corp. Class A (a)	74,400	4,658,184
Euronet Worldwide, Inc. (a)	983,477	72,865,811
EVERTEC, Inc.	1,003,693	18,136,733
Fidelity National Information Services, Inc.	1,037,377	69,587,249
Fiserv, Inc. (a)	734,014	63,572,953
FleetCor Technologies, Inc. (a)	387,240	53,291,969
Genpact Ltd. (a)	2,744,988	64,809,167
Global Payments, Inc.	987,888	113,340,386
Maximus, Inc.	427,500	25,461,900
The Western Union Co.	1,509,648	27,717,137
Total System Services, Inc.	1,729,810	78,585,268
Vantiv, Inc. (a)	576,400	25,891,888
Visa, Inc. Class A	404,100	28,149,606
Xerox Corp.	2,779,249	27,042,093
		805,793,881
Semiconductors & Semiconductor Equipment – 3.2%
Atmel Corp.	2,851,333	23,010,257

	Shares	Value
Broadcom Corp. Class A	729,800	$37,533,614
Cree, Inc. (a)	796,800	19,306,464
Freescale Semiconductor, Inc. (a)	922,868	33,758,511
Intersil Corp. Class A	658,608	7,705,714
Maxim Integrated Products, Inc.	251,800	8,410,120
Microchip Technology, Inc. (b)	120,475	5,191,268
NVIDIA Corp.	1,469,733	36,228,918
NXP Semiconductors NV (a)	463,623	40,367,655
PMC-Sierra, Inc. (a)	3,748,750	25,379,038
Qorvo, Inc. (a)	273,100	12,303,155
Semtech Corp. (a)	325,000	4,907,500
		254,102,214
Software – 3.6%
Activision Blizzard, Inc.	1,350,700	41,723,123
Cadence Design Systems, Inc. (a)	2,450,100	50,668,068
Electronic Arts, Inc. (a)	1,251,890	84,815,548
Fair Isaac Corp.	259,000	21,885,500
Intuit, Inc.	219,797	19,506,984
Parametric Technology Corp. (a)	884,741	28,081,679
Synopsys, Inc. (a)	895,449	41,351,835
		288,032,737
Technology Hardware, Storage & Peripherals – 0.6%
EMC Corp.	1,134,539	27,410,462
SanDisk Corp.	377,400	20,504,142
		47,914,604

TOTAL INFORMATION TECHNOLOGY		1,882,303,223

MATERIALS – 2.5%
Chemicals – 1.9%
Albemarle Corp. U.S.	557,956	24,605,860
Ashland, Inc.	86,126	8,665,998
Cytec Industries, Inc.	105,566	7,796,049
Eastman Chemical Co.	553,500	35,822,520
Ferro Corp. (a)	1,648,609	18,052,269
PolyOne Corp.	928,460	27,241,016
PPG Industries, Inc.	91,900	8,058,711
Praxair, Inc.	189,300	19,282,098
		149,524,521
Containers & Packaging – 0.2%
Aptargroup, Inc.	189,630	12,507,995
WestRock Co.	101,600	5,226,304
		17,734,299
Metals & Mining – 0.1%
B2Gold Corp. (a)	6,418,500	6,781,630
New Gold, Inc. (a)	2,039,120	4,599,289
		11,380,919
Paper & Forest Products – 0.3%
Boise Cascade Co. (a)	929,064	23,430,994

TOTAL MATERIALS		202,070,733

UTILITIES – 0.7%
Electric Utilities – 0.5%
Exelon Corp.	1,076,500	31,972,050
OGE Energy Corp.	295,000	8,071,200
		40,043,250

5	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
UTILITIES – continued
Independent Power and Renewable Electricity Producers – 0.1%
Dynegy, Inc. (a)	203,400	$4,204,278
Multi-Utilities – 0.1%
CMS Energy Corp.	160,519	5,669,531
NiSource, Inc.	67,721	1,256,225
		6,925,756

TOTAL UTILITIES		51,173,284

TOTAL COMMON STOCKS (Cost $7,162,813,528)		7,857,758,600

Nonconvertible Preferred Stocks – 0.1%
FINANCIALS – 0.1%
Capital Markets – 0.1%
GMAC Capital Trust I Series 2, 8.125% (Cost $8,358,700)	405,466	10,351,547

Money Market Funds – 1.8%
Fidelity Cash Central Fund, 0.18% (c)	46,547,342	46,547,342
Fidelity Securities Lending Cash Central Fund, 0.20% (c)(d)	91,780,784	91,780,784

TOTAL MONEY MARKET FUNDS (Cost $138,328,126)		138,328,126

TOTAL INVESTMENT PORTFOLIO – 100.7% (Cost $7,309,500,354)		8,006,438,273

NET OTHER ASSETS (LIABILITIES) – (0.7)%		(53,292,675)
NET ASSETS – 100%		$7,953,145,598

Legend

(a)	Non-income producing

(b)	Security or a portion of the security is on loan at period end.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,112
Fidelity Securities Lending Cash Central Fund	225,941
Total	$233,053

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,514,205,907	$1,508,073,967	$6,131,940	$—
Consumer Staples	181,553,501	180,846,338	707,163	—
Energy	248,804,001	248,804,001	—	—
Financials	1,624,527,276	1,614,123,621	10,403,655	—

Quarterly Report	6

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Health Care	$1,019,379,995	$1,019,379,995	$—	$—
Industrials	1,144,092,227	1,136,092,208	8,000,019	—
Information Technology	1,882,303,223	1,873,048,955	9,254,268	—
Materials	202,070,733	202,070,733	—	—
Utilities	51,173,284	51,173,284	—	—
Money Market Funds	138,328,126	138,328,126	—	—
Total Investments in Securities:	$8,006,438,273	$7,971,941,228	$34,497,045	$—

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $7,322,623,822. Net unrealized appreciation aggregated $683,814,451, of which $1,305,828,725 related to appreciated investment securities and $622,014,274 related to depreciated investment securities.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report	8

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Partners, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 27, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 27, 2015